Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 97.4%

Communication Services — 5.4%

Advertising — 1.2%
Omnicom Group, Inc. (1)	27,967	$2,163,527

Cable & Satellite — 0.4%
Sirius XM Holdings, Inc. (1)	119,131	632,586

Integrated Telecommunication Services — 1.2%
Verizon Communications, Inc.	39,004	2,119,867

Movies & Entertainment — 2.4%
Madison Square Garden Co., Class A (2)	2,969	878,349
Walt Disney Co.	24,694	3,260,596

		4,138,945
Publishing — 0.2%
John Wiley & Sons, Inc., Class A (1)	7,127	297,766

Total Communication Services		9,352,691

Consumer Discretionary — 11.4%

Apparel Retail — 1.7%
TJX Cos., Inc. (1)	57,552	2,894,290

Apparel, Accessories & Luxury Goods — 0.3%
Carter’s, Inc. (1)	6,580	553,444

Automotive Retail — 2.5%
AutoZone, Inc. (1) (2)	4,197	4,310,781

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc. (1)	7,304	457,742

Education Services — 3.5%
Bright Horizons Family Solutions, Inc. (1) (2)	30,551	4,187,320
Graham Holdings Co., Class B (1)	1,075	731,580
Grand Canyon Education, Inc. (1) (2)	9,481	1,136,393

		6,055,293
General Merchandise Stores — 1.2%
Dollar General Corp.	11,227	1,428,972
Target Corp. (1)	8,575	689,859

		2,118,831
Internet & Direct Marketing Retail — 0.2%
eBay, Inc. (1)	12,076	433,891

Restaurants — 1.1%
Brinker International, Inc. (1)	8,705	327,047
Darden Restaurants, Inc. (1)	13,829	1,608,589

		1,935,636
Specialized Consumer Services — 0.6%
ServiceMaster Global Holdings, Inc. (1) (2)	19,684	1,062,936

Total Consumer Discretionary		19,822,844

Consumer Staples — 14.7%

Agricultural Products — 1.6%
Ingredion, Inc. (1)	35,601	2,711,372

Food Distributors — 2.8%
Sysco Corp. (1)	31,098	2,140,164
U.S. Foods Holding Corp. (2)	78,251	2,704,355

		4,844,519
Food Retail — 1.8%
Kroger Co. (1)	112,140	2,557,913
Sprouts Farmers Market, Inc. (1) (2)	29,360	588,668

		3,146,581
Household Products — 0.3%
Church & Dwight Co., Inc. (1)	7,188	534,859

Hypermarkets & Super Centers — 4.1%
Costco Wholesale Corp.	14,973	3,587,232
Walmart, Inc.	34,932	3,543,502

		7,130,734
Packaged Foods & Meats — 2.0%
Flowers Foods, Inc. (1)	66,356	1,484,384
Hershey Co. (1)	9,437	1,245,306
J.M. Smucker Co. (1)	3,196	388,506
Kellogg Co. (1)	7,304	383,898

		3,502,094
Soft Drinks — 2.1%
PepsiCo, Inc.	28,751	3,680,128

Total Consumer Staples		25,550,287

Energy — 3.7%

Integrated Oil & Gas — 3.0%
Chevron Corp.	26,567	3,024,653
Exxon Mobil Corp. (1)	13,880	982,288
Occidental Petroleum Corp. (1)	22,421	1,115,893

		5,122,834
Oil & Gas-Equipment & Services — 0.2%
Schlumberger, Ltd.	11,288	391,581

Oil & Gas-Exploration & Production — 0.2%
ConocoPhillips	6,296	371,212

Oil & Gas-Refining & Marketing — 0.3%
Valero Energy Corp.	8,575	603,680

Total Energy		6,489,307

Financials — 15.1%

Consumer Finance — 1.5%
American Express Co.	23,002	2,638,559

Financial Exchanges & Data — 1.1%
Morningstar, Inc. (1)	14,128	1,978,485

Life & Health Insurance — 2.4%
Aflac, Inc. (1)	79,220	4,063,986

Property & Casualty Insurance — 4.4%
Allstate Corp. (1)	35,263	3,367,969
Axis Capital Holdings, Ltd.	13,149	783,418
Progressive Corp.	25,404	2,014,029
Travelers Cos., Inc. (1)	10,204	1,485,396

		7,650,812
Regional Banks — 2.5%
Citizens Financial Group, Inc. (1)	32,269	1,051,324
PNC Financial Services Group, Inc.	16,302	2,074,593
Popular, Inc. (1)	17,759	927,197
Regions Financial Corp. (1)	20,229	279,767

		4,332,881

Reinsurance — 3.2%
Everest Re Group, Ltd. (1)	15,197	3,763,689
RenaissanceRe Holdings, Ltd. (1)	9,749	1,700,616

		5,464,305

Total Financials		26,129,028

Healthcare — 12.5%

Healthcare Equipment — 3.1%
Baxter International, Inc.	49,152	3,609,723
Hill-Rom Holdings, Inc. (1)	7,247	696,799
Medtronic PLC	11,712	1,084,297

		5,390,819
Healthcare Facilities — 0.2%
Universal Health Services, Inc., Class B (1)	3,273	391,287

Healthcare Services — 0.8%
Cigna Corp. (1)	7,578	1,121,696
MEDNAX, Inc. (2)	8,746	215,676

		1,337,372
Managed Healthcare — 0.9%
Humana, Inc.	6,651	1,628,564

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co. (1)	21,153	959,711
Eli Lilly & Co.	28,115	3,259,653
Johnson & Johnson	19,663	2,578,802
Merck & Co., Inc. (1)	32,727	2,592,306
Pfizer, Inc. (1)	85,982	3,569,973

		12,960,445

Total Healthcare		21,708,487

Industrials — 7.1%

Aerospace & Defense — 3.1%
Huntington Ingalls Industries, Inc. (1)	1,810	371,267
Lockheed Martin Corp. (1)	9,213	3,118,969
Northrop Grumman Corp. (1)	4,950	1,501,088
Raytheon Co.	2,474	431,713

		5,423,037
Environmental & Facilities Services — 3.7%
Republic Services, Inc. (1)	24,454	2,068,564
Waste Management, Inc.	39,126	4,278,428

		6,346,992
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	3,381	450,721

Total Industrials		12,220,750

Information Technology — 4.3%

Communications Equipment — 2.3%
Motorola Solutions, Inc.	26,930	4,038,153

Data Processing & Outsourced Services — 1.8%
Genpact, Ltd.	83,443	3,016,464

Electronic Components — 0.2%
Dolby Laboratories, Inc., Class A (1)	6,050	374,919

Total Information Technology		7,429,536

Real Estate — 10.3%

Hotel & Resort REIT’s — 1.3%
Apple Hospitality REIT, Inc. (1)	141,051	2,177,827

Office REIT’s — 2.1%
Equity Commonwealth	93,101	3,032,300
Highwoods Properties, Inc. (1)	8,396	368,248
Piedmont Office Realty Trust, Inc., Class A (1)	16,424	333,900

		3,734,448
Residential REIT’s — 4.7%
Equity LifeStyle Properties, Inc. (1)	12,482	1,518,560
Essex Property Trust, Inc. (1)	13,888	4,051,685
UDR, Inc. (1)	56,516	2,530,787

		8,101,032
Specialized REIT’s — 2.2%
Public Storage (1)	15,939	3,791,569

Total Real Estate		17,804,876

Utilities — 12.9%

Electric Utilities — 9.9%
American Electric Power Co., Inc.	46,553	4,009,144
Avangrid, Inc. (1)	29,676	1,485,581
Entergy Corp.	38,910	3,776,994
Exelon Corp.	83,443	4,011,939
Xcel Energy, Inc. (1)	69,120	3,963,341

		17,246,999
Multi-Utilities — 3.0%
Ameren Corp. (1)	56,397	4,136,156
Public Service Enterprise Group, Inc. (1)	18,063	1,061,382

		5,197,538

Total Utilities		22,444,537

Total Common Stocks (identified cost $141,207,171)		168,952,343

Short-Term Investments — 40.9%

Collateral Pool Investments for Securities on Loan — 38.7%
Collateral pool allocation (3)		67,171,651

Mutual Funds — 2.2%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	3,729,639	3,729,639

Total Short-Term Investments (identified cost $70,901,042)		70,901,290

Total Investments — 138.3% (identified cost $212,108,213)		239,853,633
Other Assets and Liabilities — (38.3)%		(66,449,488)

Total Net Assets — 100.0%		$173,404,145

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 97.8%

Communication Services — 7.4%

Cable & Satellite — 2.8%
Comcast Corp., Class A (1)	151,822	$6,224,702

Integrated Telecommunication Services — 4.6%
AT&T, Inc. (1)	129,568	3,962,189
Verizon Communications, Inc.	117,579	6,390,419

		10,352,608

Total Communication Services		16,577,310

Consumer Discretionary — 6.5%

Auto Parts & Equipment — 0.4%
BorgWarner, Inc. (1)	27,829	987,373

Computer & Electronics Retail — 1.0%
Best Buy Co., Inc. (1)	34,384	2,154,845

Department Stores — 1.7%
Kohl’s Corp. (1)	58,418	2,881,176
Nordstrom, Inc. (1)	30,557	956,434

		3,837,610
Home Improvement Retail — 1.5%
Lowe’s Cos., Inc.	36,773	3,430,185

Hotels, Resorts & Cruise Lines — 0.5%
Wyndham Destinations, Inc. (1)	26,257	1,044,504

Restaurants — 1.4%
Darden Restaurants, Inc. (1)	26,477	3,079,805

Total Consumer Discretionary		14,534,322

Consumer Staples — 6.3%

Food Distributors — 2.2%
Sysco Corp. (1)	73,363	5,048,842

Food Retail — 0.7%
Kroger Co. (1)	68,055	1,552,334

Hypermarkets & Super Centers — 1.9%
Walmart, Inc.	41,455	4,205,195

Soft Drinks — 1.5%
PepsiCo, Inc.	25,820	3,304,960

Total Consumer Staples		14,111,331

Energy — 8.3%

Integrated Oil & Gas — 3.4%
Chevron Corp.	50,943	5,799,861
Occidental Petroleum Corp. (1)	36,263	1,804,809

		7,604,670
Oil & Gas-Exploration & Production — 0.9%
ConocoPhillips	31,710	1,869,622

Oil & Gas-Refining & Marketing — 2.3%
Marathon Petroleum Corp.	42,900	1,972,971

Valero Energy Corp.	45,274	3,187,290

		5,160,261
Oil & Gas-Storage & Transportation — 1.7%
Kinder Morgan, Inc. (1)	193,091	3,852,165

Total Energy		18,486,718

Financials — 16.0%

Asset Management & Custody Banks — 1.0%
Ameriprise Financial, Inc. (1)	16,242	2,245,132

Consumer Finance — 3.3%
Discover Financial Services (1)	33,471	2,495,263
Navient Corp. (1)	104,671	1,364,910
Synchrony Financial	101,057	3,398,547

		7,258,720
Diversified Banks — 4.6%
Citigroup, Inc.	89,570	5,566,775
Wells Fargo & Co.	103,799	4,605,562

		10,172,337
Investment Banking & Brokerage — 1.7%
Morgan Stanley	94,316	3,837,718

Life & Health Insurance — 1.4%
Prudential Financial, Inc. (1)	34,932	3,227,018

Property & Casualty Insurance — 1.4%
Allstate Corp.	32,820	3,134,638

Regional Banks — 2.6%
Citizens Financial Group, Inc.	137,749	4,487,862
Regions Financial Corp. (1)	87,860	1,215,104

		5,702,966

Total Financials		35,578,529

Healthcare — 12.9%

Biotechnology — 3.1%
AbbVie, Inc.	56,042	4,298,982
Amgen, Inc.	15,352	2,559,178

		6,858,160
Healthcare Services — 1.0%
CVS Health Corp.	45,066	2,360,107

Pharmaceuticals — 8.8%
Bristol-Myers Squibb Co. (1)	23,057	1,046,096
Eli Lilly & Co.	44,517	5,161,301
Johnson & Johnson	22,557	2,958,351
Merck & Co., Inc.	53,981	4,275,835
Pfizer, Inc. (1)	149,539	6,208,859

		19,650,442

Total Healthcare		28,868,709

Industrials — 8.0%

Aerospace & Defense — 2.8%
Boeing Co.	14,230	4,861,111
Lockheed Martin Corp. (1)	4,245	1,437,102

		6,298,213
Airlines — 1.6%
Alaska Air Group, Inc. (1)	18,973	1,104,229
Delta Air Lines, Inc. (1)	46,956	2,418,234

		3,522,463
Construction Machinery & Heavy Trucks — 1.2%
Caterpillar, Inc.	22,283	2,669,726

Diversified Support Services — 0.5%
KAR Auction Services, Inc. (1)	21,044	1,183,094

Industrial Machinery — 0.7%
Ingersoll-Rand PLC	12,822	1,517,355

Railroads — 0.8%
Union Pacific Corp. (1)	10,532	1,756,527

Trucking — 0.4%
Ryder System, Inc.	19,519	985,709

Total Industrials		17,933,087

Information Technology — 16.2%

Communications Equipment — 3.2%
Cisco Systems, Inc.	106,875	5,560,706
Motorola Solutions, Inc. (1)	10,084	1,512,096

		7,072,802
Data Processing & Outsourced Services — 1.2%
Automatic Data Processing, Inc. (1)	16,507	2,643,101

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	27,009	1,044,978
KLA-Tencor Corp. (1)	33,168	3,418,626

		4,463,604
Semiconductors — 4.6%
Broadcom, Inc. (1)	14,431	3,631,417
Intel Corp. (1)	78,726	3,467,093
Texas Instruments, Inc. (1)	29,453	3,072,242

		10,170,752
Systems Software — 3.7%
Microsoft Corp. (1)	66,983	8,284,458

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	8,028	1,405,462
NetApp, Inc. (1)	34,757	2,057,614

		3,463,076

Total Information Technology		36,097,793

Materials — 2.1%

Commodity Chemicals — 0.7%
LyondellBasell Industries NV, Class A	20,399	1,514,626

Diversified Chemicals — 0.4%
Huntsman Corp.	56,205	976,281

Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc. (1)	56,207	2,261,769

Total Materials		4,752,676

Real Estate — 7.1%

Hotel & Resort REIT’s — 2.3%
Host Hotels & Resorts, Inc. (1)	283,573	5,135,507

Residential REIT’s — 1.9%
Camden Property Trust (1)	11,262	1,164,040
Essex Property Trust, Inc.	10,304	3,006,089

		4,170,129
Retail REIT’s — 1.7%
Simon Property Group, Inc. (1)	23,264	3,770,862

Specialized REIT’s — 1.2%
Lamar Advertising Co., Class A (1)	35,253	2,757,137

Total Real Estate		15,833,635

Utilities — 7.0%

Electric Utilities — 3.0%
Entergy Corp.	14,254	1,383,636
Exelon Corp.	112,103	5,389,912

		6,773,548
Independent Power Producers & Energy Traders — 2.0%
AES Corp. (1)	284,888	4,501,230

Multi-Utilities — 2.0%
Ameren Corp. (1)	17,066	1,251,621
CenterPoint Energy, Inc. (1)	108,080	3,073,795

		4,325,416

Total Utilities		15,600,194

Total Common Stocks (identified cost $197,494,643)		218,374,304

Short-Term Investments — 41.2%

Collateral Pool Investments for Securities on Loan — 39.3%
Collateral pool allocation (3)		87,782,624

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	4,310,815	4,310,815

Total Short-Term Investments (identified cost $92,093,353)		92,093,439

Total Investments — 139.0% (identified cost $289,587,996)		310,467,743

Other Assets and Liabilities — (39.0)%		(87,141,006)

Total Net Assets — 100.0%		$223,326,737

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 97.7%

Communication Services — 5.5%

Broadcasting — 0.7%
Discovery, Inc. (1) (2)	77,867	$2,122,655

Cable & Satellite — 3.4%
Comcast Corp., Class A (1)	251,468	10,310,188

Integrated Telecommunication Services — 1.4%
Verizon Communications, Inc.	82,143	4,464,472

Total Communication Services		16,897,315

Consumer Discretionary — 5.4%

Apparel, Accessories & Luxury Goods — 0.3%
Ralph Lauren Corp. (1)	9,623	1,011,666

Auto Parts & Equipment — 0.5%
Lear Corp. (1)	12,467	1,483,947

Automotive Retail — 0.6%
AutoZone, Inc. (1) (2)	1,951	2,003,892

Department Stores — 0.9%
Kohl’s Corp. (1)	33,539	1,654,144
Nordstrom, Inc. (1)	32,707	1,023,729

		2,677,873
General Merchandise Stores — 1.0%
Target Corp. (1)	36,383	2,927,012

Home Improvement Retail — 1.3%
Lowe’s Cos., Inc.	42,111	3,928,114

Homefurnishing Retail — 0.4%
Williams-Sonoma, Inc. (1)	21,319	1,247,161

Internet & Direct Marketing Retail — 0.4%
Expedia Group, Inc. (1)	9,893	1,137,695

Total Consumer Discretionary		16,417,360

Consumer Staples — 9.1%

Food Distributors — 0.3%
Sysco Corp.	13,199	908,355

Food Retail — 1.1%
Kroger Co. (1)	153,031	3,490,637

Household Products — 1.2%
Kimberly-Clark Corp. (1)	27,581	3,527,334

Hypermarkets & Super Centers — 3.1%
Walmart, Inc.	93,030	9,436,964

Packaged Foods & Meats — 2.4%
Hershey Co. (1)	18,865	2,489,425
Post Holdings, Inc. (1) (2)	46,235	4,859,299

		7,348,724

Soft Drinks — 1.0%
PepsiCo, Inc.	23,134	2,961,152

Total Consumer Staples		27,673,166

Energy — 6.6%

Integrated Oil & Gas — 3.4%
Chevron Corp.	91,256	10,389,496

Oil & Gas-Exploration & Production — 2.8%
Cabot Oil & Gas Corp. (1)	92,222	2,307,394
ConocoPhillips	106,249	6,264,441

		8,571,835
Oil & Gas-Refining & Marketing — 0.4%
PBF Energy, Inc., Class A (1)	48,208	1,272,691

Total Energy		20,234,022

Financials — 21.0%

Consumer Finance — 3.6%
American Express Co.	23,357	2,679,281
Capital One Financial Corp.	47,464	4,075,734
Synchrony Financial	126,076	4,239,936

		10,994,951
Diversified Banks — 5.8%
Bank of America Corp.	144,401	3,841,067
Citigroup, Inc.	148,020	9,199,443
Wells Fargo & Co.	106,144	4,709,609

		17,750,119
Investment Banking & Brokerage — 1.0%
Morgan Stanley	75,574	3,075,106

Life & Health Insurance — 2.6%
Prudential Financial, Inc. (1)	51,644	4,770,873
Unum Group (1)	102,185	3,217,805

		7,988,678
Property & Casualty Insurance — 3.6%
Allstate Corp.	72,723	6,945,774
Travelers Cos., Inc. (1)	27,133	3,949,751

		10,895,525
Regional Banks — 3.2%
Citizens Financial Group, Inc.	169,778	5,531,367
Regions Financial Corp. (1)	185,427	2,564,455
Zions Bancorp NA (1)	36,894	1,589,025

		9,684,847
Reinsurance — 1.2%
Everest Re Group, Ltd. (1)	14,683	3,636,392

Total Financials		64,025,618

Healthcare — 15.0%

Biotechnology — 2.2%
AbbVie, Inc.	28,999	2,224,513
Amgen, Inc.	15,573	2,596,019
Biogen, Inc. (2)	9,054	1,985,452

		6,805,984
Healthcare Distributors — 0.4%
Cardinal Health, Inc. (1)	25,709	1,081,578

Healthcare Equipment — 1.8%
Hill-Rom Holdings, Inc. (1)	34,857	3,351,501
Hologic, Inc. (1) (2)	52,046	2,290,544

		5,642,045

Healthcare Technology — 0.7%
Cerner Corp. (1)	28,873	2,020,244

Pharmaceuticals — 9.9%
Eli Lilly & Co.	58,196	6,747,244
Johnson & Johnson	14,459	1,896,298
Merck & Co., Inc.	127,660	10,111,949
Pfizer, Inc. (1)	278,320	11,555,846

		30,311,337

Total Healthcare		45,861,188

Industrials — 8.8%

Aerospace & Defense — 1.4%
Huntington Ingalls Industries, Inc. (1)	21,110	4,330,083

Agricultural & Farm Machinery — 1.1%
AGCO Corp. (1)	51,096	3,400,950

Airlines — 2.7%
Southwest Airlines Co. (1)	86,549	4,119,732
United Continental Holdings, Inc. (2)	52,997	4,115,217

		8,234,949
Building Products — 0.7%
Masco Corp. (1)	58,625	2,047,185

Construction Machinery & Heavy Trucks — 2.9%
Allison Transmission Holdings, Inc.	91,029	3,767,691
Cummins, Inc. (1)	11,253	1,696,502
Oshkosh Corp. (1)	25,254	1,797,832
Terex Corp. (1)	54,036	1,446,544

		8,708,569

Total Industrials		26,721,736

Information Technology — 10.2%

Communications Equipment — 3.3%
Cisco Systems, Inc.	154,153	8,020,581
F5 Networks, Inc. (2)	16,138	2,131,507

		10,152,088
Consulting & Other Services — 0.9%
DXC Technology Co.	54,888	2,609,376

Data Processing & Outsourced Services — 0.7%
Alliance Data Systems Corp. (1)	14,941	2,054,387

Semiconductors — 2.0%
Intel Corp. (1)	137,009	6,033,876

Systems Software — 2.2%
Microsoft Corp.	29,265	3,619,495
Oracle Corp. (1)	64,026	3,239,716

		6,859,211
Technology Hardware, Storage & Peripherals — 1.1%
NetApp, Inc. (1)	55,082	3,260,854

Total Information Technology		30,969,792

Materials — 1.2%

Metal & Glass Containers — 0.8%
Berry Global Group, Inc. (1) (2)	50,021	2,351,987

Steel — 0.4%
Steel Dynamics, Inc. (1)	53,872	1,354,881

Total Materials		3,706,868

Real Estate — 8.2%

Healthcare REIT’s — 0.6%
Medical Properties Trust, Inc. (1)	108,471	1,928,614

Hotel & Resort REIT’s — 1.8%
Host Hotels & Resorts, Inc. (1)	293,439	5,314,180

Residential REIT’s — 4.1%
Camden Property Trust	34,231	3,538,116
Equity LifeStyle Properties, Inc. (1)	17,989	2,188,542
Essex Property Trust, Inc.	23,555	6,871,936

		12,598,594
Specialized REIT’s — 1.7%
EPR Properties (1)	41,996	3,279,888
Lamar Advertising Co., Class A (1)	22,220	1,737,826

		5,017,714

Total Real Estate		24,859,102

Utilities — 6.7%

Electric Utilities — 3.8%
Entergy Corp.	47,355	4,596,750
Exelon Corp.	143,166	6,883,421

		11,480,171
Independent Power Producers & Energy Traders — 1.9%
AES Corp. (1)	371,884	5,875,767

Multi-Utilities — 1.0%
Ameren Corp. (1)	42,511	3,117,757

Total Utilities		20,473,695

Total Common Stocks (identified cost $273,183,775)		297,839,862

Short-Term Investments — 39.4%

Collateral Pool Investments for Securities on Loan — 37.6%
Collateral pool allocation (3)		114,575,199

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	5,672,578	5,672,578

Total Short-Term Investments (identified cost $120,247,756)		120,247,777

Total Investments — 137.1% (identified cost $393,431,531)		418,087,639

Other Assets and Liabilities — (37.1)%		(113,185,992)

Total Net Assets — 100.0%		$304,901,647

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 97.3%

Communication Services — 11.2%

Cable & Satellite — 2.7%
Comcast Corp., Class A (1)	235,412	$9,651,892
Sirius XM Holdings, Inc. (1)	628,118	3,335,307

		12,987,199
Internet & Direct Marketing Retail — 0.9%
TripAdvisor, Inc. (1) (2)	94,409	3,990,668

Internet Software & Services — 7.6%
Alphabet, Inc., Class A (2)	4,705	5,206,082
Alphabet, Inc., Class C (2)	14,001	15,451,924
Facebook, Inc., Class A (2)	54,178	9,614,970
Twitter, Inc. (1) (2)	160,801	5,859,588

		36,132,564

Total Communication Services		53,110,431

Consumer Discretionary — 12.5%

Automotive Retail — 2.6%
AutoZone, Inc. (1) (2)	5,017	5,153,011
O’Reilly Automotive, Inc. (1) (2)	19,412	7,209,034

		12,362,045
Department Stores — 0.3%
Nordstrom, Inc. (1)	44,940	1,406,622

Footwear — 0.8%
Deckers Outdoor Corp. (1) (2)	23,646	3,596,557

Homefurnishing Retail — 0.7%
Williams-Sonoma, Inc. (1)	57,276	3,350,646

Internet & Direct Marketing Retail — 7.1%
Amazon.com, Inc. (2)	14,616	25,944,423
Expedia Group, Inc. (1)	66,013	7,591,495

		33,535,918
Specialty Stores — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (1) (2)	14,786	4,929,357

Total Consumer Discretionary		59,181,145

Consumer Staples — 4.8%

Hypermarkets & Super Centers — 1.5%
Walmart, Inc.	70,706	7,172,417

Packaged Foods & Meats — 3.3%
Hershey Co. (1)	58,697	7,745,656
Post Holdings, Inc. (2)	76,408	8,030,481

		15,776,137

Total Consumer Staples		22,948,554

Energy — 1.7%

Oil & Gas-Exploration & Production — 1.7%
ConocoPhillips	134,862	7,951,464

Financials — 7.4%

Consumer Finance — 3.3%
American Express Co.	98,472	11,295,723
Discover Financial Services	61,773	4,605,177

		15,900,900
Diversified Banks — 0.9%
U.S. Bancorp (1)	84,114	4,222,523

Property & Casualty Insurance — 3.2%
Allstate Corp.	90,043	8,600,007
Progressive Corp.	82,418	6,534,099

		15,134,106

Total Financials		35,257,529

Healthcare — 12.1%

Biotechnology — 5.0%
AbbVie, Inc.	141,339	10,842,115
Amgen, Inc.	58,782	9,798,959
Exelixis, Inc. (1) (2)	162,942	3,192,034

		23,833,108
Healthcare Equipment — 2.1%
Abbott Laboratories	47,459	3,613,054
DexCom, Inc. (1) (2)	10,802	1,310,283
Edwards Lifesciences Corp. (1) (2)	15,765	2,691,085
Hologic, Inc. (1) (2)	52,563	2,313,298

		9,927,720
Pharmaceuticals — 5.0%
Eli Lilly & Co.	93,957	10,893,375
Jazz Pharmaceuticals PLC (1) (2)	31,015	3,893,933
Merck & Co., Inc.	109,955	8,709,535

		23,496,843

Total Healthcare		57,257,671

Industrials — 11.7%

Aerospace & Defense — 0.4%
TransDigm Group, Inc. (1) (2)	4,159	1,833,911

Airlines — 1.5%
Southwest Airlines Co. (1)	150,425	7,160,230

Building Products — 1.5%
Masco Corp. (1)	200,350	6,996,222

Construction Machinery & Heavy Trucks — 2.3%
Allison Transmission Holdings, Inc.	157,118	6,503,114
Caterpillar, Inc.	36,916	4,422,906

		10,926,020
Environmental & Facilities Services — 0.5%
Waste Management, Inc.	24,082	2,633,367

Railroads — 3.5%
Genesee & Wyoming, Inc., Class A (1) (2)	96,872	9,224,152
Union Pacific Corp. (1)	43,763	7,298,793

		16,522,945
Trading Companies & Distributors — 2.0%
United Rentals, Inc. (1) (2)	27,487	3,026,318
WW Grainger, Inc. (1)	23,881	6,249,419

		9,275,737

Total Industrials		55,348,432

Information Technology — 31.2%

Application Software — 4.3%
Adobe, Inc. (2)	21,649	5,864,714

Cadence Design Systems, Inc. (1) (2)	64,152	4,078,143
salesforce.com, Inc. (2)	69,883	10,580,985

		20,523,842
Communications Equipment — 1.1%
F5 Networks, Inc. (2)	40,177	5,306,578

Data Processing & Outsourced Services — 5.7%
Mastercard, Inc., Class A	62,235	15,651,480
Visa, Inc., Class A (1)	71,309	11,504,281

		27,155,761
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (1) (2)	52,229	3,935,977

Semiconductor Equipment — 0.8%
KLA-Tencor Corp. (1)	37,501	3,865,228

Semiconductors — 3.7%
Broadcom, Inc. (1)	17,748	4,466,107
Intel Corp. (1)	125,345	5,520,194
Xilinx, Inc. (1)	73,056	7,474,359

		17,460,660
Systems Software — 9.9%
Fortinet, Inc. (1) (2)	103,063	7,470,006
Microsoft Corp.	233,765	28,912,055
Palo Alto Networks, Inc. (2)	37,206	7,446,409
ServiceNow, Inc. (1) (2)	11,466	3,003,290

		46,831,760
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	116,136	20,331,929
NetApp, Inc. (1)	42,678	2,526,538

		22,858,467

Total Information Technology		147,938,273

Materials — 1.9%

Commodity Chemicals — 0.4%
Westlake Chemical Corp. (1)	32,707	1,873,784

Metal & Glass Containers — 1.5%
Berry Global Group, Inc. (2)	152,802	7,184,750

Total Materials		9,058,534

Real Estate — 2.8%

Residential REIT’s — 2.2%
Equity LifeStyle Properties, Inc. (1)	50,494	6,143,100
Essex Property Trust, Inc.	15,621	4,557,270

		10,700,370

Specialized REIT’s — 0.6%
Lamar Advertising Co., Class A (1)	36,914	2,887,044

Total Real Estate		13,587,414

Total Common Stocks (identified cost $387,224,616)		461,639,447

Short-Term Investments — 31.7%

Collateral Pool Investments for Securities on Loan — 29.2%
Collateral pool allocation (3)		138,459,143

Mutual Funds — 2.5%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	11,810,000	11,810,000

Total Short-Term Investments (identified cost $150,269,142)		150,269,143

Total Investments — 129.0% (identified cost $537,493,758)		611,908,590

Other Assets and Liabilities — (29.0)%	(137,483,965)

Total Net Assets — 100.0%	$474,424,625

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 2.5%

Advertising — 1.3%
Omnicom Group, Inc. (1)	26,695	$2,065,125

Broadcasting — 1.2%
AMC Networks, Inc., Class A (1) (2)	33,373	1,761,093

Total Communication Services		3,826,218

Consumer Discretionary — 10.2%

Apparel, Accessories & Luxury Goods — 1.3%
Ralph Lauren Corp. (1)	17,906	1,882,458

Auto Parts & Equipment — 1.0%
Lear Corp. (1)	12,923	1,538,225

Automotive Retail — 1.9%
AutoZone, Inc. (1) (2)	2,849	2,926,236

Department Stores — 1.1%
Kohl’s Corp. (1)	33,744	1,664,254

Homefurnishing Retail — 1.2%
Williams-Sonoma, Inc. (1)	31,670	1,852,695

Hotels, Resorts & Cruise Lines — 1.3%
Norwegian Cruise Line Holdings, Ltd. (2)	37,112	2,030,398

Leisure Products — 1.0%
Brunswick Corp. (1)	36,507	1,514,310

Specialized Consumer Services — 1.4%
ServiceMaster Global Holdings, Inc. (1) (2)	39,061	2,109,294

Total Consumer Discretionary		15,517,870

Consumer Staples — 7.0%

Agricultural Products — 0.9%
Ingredion, Inc. (1)	17,157	1,306,677

Brewers — 1.5%
Molson Coors Brewing Co., Class B (1)	42,318	2,326,644

Food Distributors — 1.5%
Sysco Corp.	34,046	2,343,046

Food Retail — 1.0%
Kroger Co. (1)	66,630	1,519,830

Packaged Foods & Meats — 2.1%
Hershey Co. (1)	24,684	3,257,301

Total Consumer Staples		10,753,498

Energy — 3.9%

Oil & Gas-Exploration & Production — 2.9%
Cabot Oil & Gas Corp. (1)	70,122	1,754,452
Cimarex Energy Co. (1)	25,898	1,481,107
Continental Resources, Inc. (2)	35,033	1,226,155

		4,461,714

Oil & Gas-Refining & Marketing — 1.0%
PBF Energy, Inc., Class A	58,888	1,554,643

Total Energy		6,016,357

Financials — 18.1%

Asset Management & Custody Banks — 1.6%
Ameriprise Financial, Inc.	17,540	2,424,554

Consumer Finance — 1.5%
Discover Financial Services	32,032	2,387,986

Investment Banking & Brokerage — 2.5%
E*TRADE Financial Corp.	39,250	1,758,400
Raymond James Financial, Inc. (1)	24,936	2,059,215

		3,817,615
Life & Health Insurance — 2.5%
Athene Holding, Ltd., Class A (1) (2)	51,588	2,097,052
Unum Group	53,315	1,678,889

		3,775,941
Multi-Line Insurance — 2.9%
American Financial Group, Inc. (1)	19,545	1,919,319
Hartford Financial Services Group, Inc. (1)	47,360	2,493,978

		4,413,297
Regional Banks — 5.7%
BankUnited, Inc.	50,050	1,625,624
Comerica, Inc. (1)	22,711	1,562,971
Regions Financial Corp.	130,824	1,809,296
Signature Bank	14,780	1,693,049
TCF Financial Corp.	110,004	2,096,676

		8,787,616
Reinsurance — 1.4%
Reinsurance Group of America, Inc. (1)	14,173	2,098,454

Total Financials		27,705,463

Healthcare — 10.3%

Healthcare Equipment — 4.5%
Hill-Rom Holdings, Inc. (1)	23,054	2,216,642
Hologic, Inc. (1) (2)	51,663	2,273,689
Steris PLC (1) (2)	17,270	2,308,653

		6,798,984
Healthcare Facilities — 1.3%
Encompass Health Corp.	34,819	2,051,536

Healthcare Technology — 1.7%
Cerner Corp. (1)	36,020	2,520,319

Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc. (2)	17,951	2,251,953

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC (2)	16,309	2,047,595

Total Healthcare		15,670,387

Industrials — 10.6%

Agricultural & Farm Machinery — 1.0%
AGCO Corp. (1)	24,298	1,617,275

Airlines — 1.0%
JetBlue Airways Corp. (1) (2)	88,105	1,518,049

Construction Machinery & Heavy Trucks — 2.6%
Allison Transmission Holdings, Inc.	42,919	1,776,417

Cummins, Inc. (1)	14,304	2,156,471

		3,932,888
Electrical Components & Equipment — 1.2%
Regal Beloit Corp. (1)	25,293	1,838,801

Environmental & Facilities Services — 1.3%
Republic Services, Inc. (1)	24,530	2,074,993

Trading Companies & Distributors — 2.4%
United Rentals, Inc. (2)	15,175	1,670,767
WESCO International, Inc. (1) (2)	42,143	1,973,557

		3,644,324
Trucking — 1.1%
Ryder System, Inc.	32,253	1,628,777

Total Industrials		16,255,107

Information Technology — 9.6%

Communications Equipment — 1.5%
Juniper Networks, Inc. (1)	90,689	2,231,856

Consulting & Other Services — 0.9%
DXC Technology Co.	27,747	1,319,092

Data Processing & Outsourced Services — 1.0%
Sabre Corp. (1)	78,117	1,584,213

Electronic Equipment & Instruments — 1.0%
National Instruments Corp. (1)	38,568	1,488,339

Electronic Manufacturing Services — 1.4%
Jabil, Inc.	89,498	2,200,756

Internet Software & Services — 1.3%
Akamai Technologies, Inc. (2)	26,944	2,030,500

Semiconductors — 0.9%
ON Semiconductor Corp. (1) (2)	80,490	1,429,503

Technology Distributors — 1.6%
CDW Corp. (1)	24,593	2,420,935

Total Information Technology		14,705,194

Materials — 4.0%

Copper — 0.7%
Freeport-McMoRan, Inc. (1)	107,269	1,041,582

Metal & Glass Containers — 1.4%
Owens-Illinois, Inc. (1)	132,561	2,120,976

Paper Packaging — 1.0%
WestRock Co. (1)	46,378	1,511,923

Steel — 0.9%
Steel Dynamics, Inc.	55,476	1,395,221

Total Materials		6,069,702

Real Estate — 13.4%

Hotel & Resort REIT’s — 1.9%
Host Hotels & Resorts, Inc. (1)	157,831	2,858,319

Office REIT’s — 1.5%
Piedmont Office Realty Trust, Inc., Class A (1)	113,120	2,299,730

Residential REIT’s — 7.0%
AvalonBay Communities, Inc. (1)	13,205	2,680,747
Camden Property Trust	25,363	2,621,520
Essex Property Trust, Inc.	10,098	2,945,990

UDR, Inc. (1)	55,270	2,474,991

		10,723,248
Retail REIT’s — 1.2%
Brixmor Property Group, Inc. (1)	104,592	1,793,753

Specialized REIT’s — 1.8%
Lamar Advertising Co., Class A (1)	34,891	2,728,825

Total Real Estate		20,403,875

Utilities — 9.0%

Electric Utilities — 1.7%
Entergy Corp.	27,291	2,649,138

Gas Utilities — 1.7%
UGI Corp. (1)	49,575	2,558,566

Independent Power Producers & Energy Traders — 1.7%
AES Corp.	168,654	2,664,733

Multi-Utilities — 3.9%
Ameren Corp.	40,554	2,974,230
CenterPoint Energy, Inc. (1)	102,620	2,918,513

		5,892,743

Total Utilities		13,765,180

Total Common Stocks (identified cost $144,478,488)		150,688,851

Short-Term Investments — 50.5%

Collateral Pool Investments for Securities on Loan — 49.2%
Collateral pool allocation (3)		75,093,138

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	1,992,451	1,992,451

Total Short-Term Investments (identified cost $77,085,582)		77,085,589

Total Investments — 149.1% (identified cost $221,564,070)		227,774,440

Other Assets and Liabilities — (49.1)%		(74,983,417)

Total Net Assets — 100.0%		$152,791,023

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 1.3%

Internet & Direct Marketing Retail — 1.3%
TripAdvisor, Inc. (1) (2)	30,133	$1,273,722

Consumer Discretionary — 15.2%

Apparel Retail — 1.6%
Burlington Stores, Inc. (1) (2)	10,519	1,647,065

Apparel, Accessories & Luxury Goods — 2.6%
Columbia Sportswear Co. (1)	12,539	1,175,908
Kontoor Brands, Inc. (1) (2)	2,368	69,378
VF Corp. (1)	16,575	1,357,161

		2,602,447
Automotive Retail — 2.0%
O’Reilly Automotive, Inc. (2)	5,476	2,033,622

Casinos & Gaming — 1.5%
MGM Resorts International (1)	62,123	1,541,893

Internet & Direct Marketing Retail — 1.5%
Expedia Group, Inc. (1)	13,140	1,511,100

Leisure Products — 1.1%
Brunswick Corp. (1)	26,516	1,099,884

Restaurants — 1.5%
Darden Restaurants, Inc. (1)	12,880	1,498,201

Specialty Stores — 3.4%
Tractor Supply Co.	17,854	1,799,326
Ulta Salon Cosmetics & Fragrance, Inc. (1) (2)	4,737	1,579,221

		3,378,547

Total Consumer Discretionary		15,312,759

Consumer Staples — 4.1%

Food Distributors — 1.5%
U.S. Foods Holding Corp. (2)	43,736	1,511,516

Food Retail — 1.2%
Sprouts Farmers Market, Inc. (1) (2)	57,818	1,159,251

Packaged Foods & Meats — 1.4%
Post Holdings, Inc. (2)	13,454	1,414,016

Total Consumer Staples		4,084,783

Energy — 3.5%

Oil & Gas-Exploration & Production — 2.1%
Cabot Oil & Gas Corp. (1)	48,745	1,219,600
Cimarex Energy Co. (1)	15,720	899,027

		2,118,627

Oil & Gas-Storage & Transportation — 1.4%
Cheniere Energy, Inc. (1) (2)	22,876	1,445,305

Total Energy		3,563,932

Financials — 7.0%

Investment Banking & Brokerage — 3.1%
E*TRADE Financial Corp.	27,522	1,232,986
LPL Financial Holdings, Inc. (1)	23,352	1,873,297

		3,106,283
Property & Casualty Insurance — 0.9%
Progressive Corp.	10,837	859,157

Regional Banks — 1.4%
Citizens Financial Group, Inc.	44,905	1,463,005

Reinsurance — 1.6%
Everest Re Group, Ltd.	6,532	1,617,715

Total Financials		7,046,160

Healthcare — 14.8%

Biotechnology — 4.7%
Exelixis, Inc. (1) (2)	64,372	1,261,048
Incyte Corp. (2)	16,166	1,271,133
Ionis Pharmaceuticals, Inc. (1) (2)	19,045	1,249,352
Neurocrine Biosciences, Inc. (1) (2)	12,116	1,027,194

		4,808,727
Healthcare Equipment — 3.3%
DexCom, Inc. (1) (2)	11,923	1,446,260
Masimo Corp. (1) (2)	14,168	1,852,324

		3,298,584
Healthcare Supplies — 1.4%
Cooper Cos., Inc. (1)	4,925	1,466,616

Healthcare Technology — 1.7%
Veeva Systems, Inc., Class A (2)	11,144	1,719,408

Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories, Inc., Class A (2)	5,475	1,570,941
Waters Corp. (1) (2)	5,587	1,121,367

		2,692,308
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC (2)	7,877	988,957

Total Healthcare		14,974,600

Industrials — 13.8%

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc. (1)	15,174	1,208,306

Building Products — 2.9%
Fortune Brands Home & Security, Inc. (1)	25,063	1,204,528
Masco Corp. (1)	48,179	1,682,411

		2,886,939
Construction Machinery & Heavy Trucks — 2.7%
Allison Transmission Holdings, Inc.	32,749	1,355,481
Cummins, Inc. (1)	9,216	1,389,404

		2,744,885
Industrial Machinery — 1.6%
ITT, Inc.	27,358	1,576,368

Trading Companies & Distributors — 2.9%
HD Supply Holdings, Inc. (1) (2)	39,257	1,628,773
WW Grainger, Inc. (1)	5,041	1,319,179

		2,947,952
Trucking — 2.5%
Landstar System, Inc. (1)	15,439	1,486,004

Schneider National, Inc., Class B (1)	64,259	1,079,551

		2,565,555

Total Industrials		13,930,005

Information Technology — 32.5%

Application Software — 5.9%
Guidewire Software, Inc. (1) (2)	12,935	1,300,226
Splunk, Inc. (1) (2)	14,213	1,620,140
Synopsys, Inc. (2)	12,280	1,429,883
Workday, Inc., Class A (1) (2)	7,845	1,601,322

		5,951,571
Communications Equipment — 1.3%
F5 Networks, Inc. (2)	10,106	1,334,800

Consulting & Other Services — 2.0%
EPAM Systems, Inc. (1) (2)	11,689	2,017,404

Data Processing & Outsourced Services — 4.7%
Euronet Worldwide, Inc. (1) (2)	11,720	1,817,069
Sabre Corp. (1)	58,325	1,182,831
WEX, Inc. (1) (2)	9,308	1,758,653

		4,758,553
Electronic Equipment & Instruments — 3.0%
FLIR Systems, Inc.	27,926	1,349,664
Keysight Technologies, Inc. (2)	21,817	1,639,111

		2,988,775
Internet Software & Services — 1.8%
GoDaddy, Inc., Class A (2)	24,814	1,846,162

Semiconductor Equipment — 2.7%
KLA-Tencor Corp. (1)	13,022	1,342,177
Teradyne, Inc.	33,633	1,417,295

		2,759,472
Semiconductors — 1.3%
ON Semiconductor Corp. (1) (2)	76,188	1,353,099

Systems Software — 7.6%
FireEye, Inc. (1) (2)	72,286	1,054,653
Fortinet, Inc. (1) (2)	23,484	1,702,120
Palo Alto Networks, Inc. (2)	8,326	1,666,366
Proofpoint, Inc. (1) (2)	14,290	1,605,624
ServiceNow, Inc. (1) (2)	6,122	1,603,536

		7,632,299
Technology Hardware, Storage & Peripherals — 2.2%
NetApp, Inc.	20,237	1,198,030
Pure Storage, Inc., Class A (2)	61,954	982,591

		2,180,621

Total Information Technology		32,822,756

Materials — 2.0%

Specialty Chemicals — 1.4%
Axalta Coating Systems, Ltd. (2)	60,641	1,425,670

Steel — 0.6%
Steel Dynamics, Inc.	24,768	622,915

Total Materials		2,048,585

Real Estate — 4.0%

Office REIT’s — 1.1%
Boston Properties, Inc.	8,911	1,165,826

Real Estate Services — 1.4%
CBRE Group, Inc., Class A (1) (2)	30,094	1,375,296

Residential REIT’s — 1.5%
Essex Property Trust, Inc.	5,151	1,502,753

Total Real Estate		4,043,875

Total Common Stocks (identified cost $88,616,355)		99,101,177

Short-Term Investments — 49.3%

Collateral Pool Investments for Securities on Loan — 47.5%
Collateral pool allocation (3)		47,936,725

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	1,878,265	1,878,265

Total Short-Term Investments (identified cost $49,814,950)		49,814,990

Total Investments — 147.5% (identified cost $138,431,305)		148,916,167

Other Assets and Liabilities — (47.5)%		(47,959,942)

Total Net Assets — 100.0%		$100,956,225

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 2.5%

Broadcasting — 1.5%
Sinclair Broadcast Group, Inc., Class A (1)	15,527	$833,489

Cable & Satellite — 0.8%
MSG Networks, Inc., Class A (1) (2)	20,404	430,728

Movies & Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A (1)	12,428	148,888

Total Communication Services		1,413,105

Consumer Discretionary — 7.4%

Apparel Retail — 1.2%
American Eagle Outfitters, Inc. (1)	23,968	417,043
Genesco, Inc. (1) (2)	5,742	258,275

		675,318
Apparel, Accessories & Luxury Goods — 0.4%
Vera Bradley, Inc. (2)	19,385	212,266

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing Holdings, Inc. (1) (2)	35,136	355,225
Cooper-Standard Holdings, Inc. (2)	4,967	192,024
Dana, Inc.	12,498	182,346
Stoneridge, Inc. (2)	14,757	384,125

		1,113,720
Footwear — 0.9%
Deckers Outdoor Corp. (1) (2)	3,473	528,243

Homebuilding — 1.0%
KB Home (1)	22,565	567,059

Homefurnishing Retail — 0.2%
Bed Bath & Beyond, Inc. (1)	11,002	139,615

Leisure Products — 0.5%
Johnson Outdoors, Inc., Class A	3,540	261,287

Restaurants — 0.4%
Red Robin Gourmet Burgers, Inc. (1) (2)	8,579	219,451

Specialty Stores — 0.8%
Hibbett Sports, Inc. (1) (2)	20,387	450,961

Total Consumer Discretionary		4,167,920

Consumer Staples — 2.1%

Agricultural Products — 1.1%
Darling Ingredients, Inc. (1) (2)	33,042	624,494

Food Distributors — 0.2%
SpartanNash Co.	9,503	109,665

Household Products — 0.8%
Central Garden & Pet Co., Class A (2)	16,155	413,083

Total Consumer Staples		1,147,242

Energy — 4.1%

Oil & Gas-Equipment & Services — 2.0%
FTS International, Inc. (1) (2)	30,066	184,906
Keane Group, Inc. (2)	31,907	234,197
Matrix Service Co. (1) (2)	20,225	366,073
Newpark Resources, Inc. (1) (2)	43,524	304,233

		1,089,409
Oil & Gas-Exploration & Production — 1.4%
Laredo Petroleum, Inc. (1) (2)	55,870	147,497
Midstates Petroleum Co., Inc. (2)	15,416	103,133
Oasis Petroleum, Inc. (2)	28,639	148,923
SM Energy Co.	17,565	204,281
W&T Offshore, Inc. (1) (2)	46,648	195,921

		799,755
Oil & Gas-Refining & Marketing — 0.7%
Delek US Holdings, Inc.	13,133	402,001

Total Energy		2,291,165

Financials — 26.9%

Asset Management & Custody Banks — 1.0%
Federated Investors, Inc., Class B	5,975	182,417
Waddell & Reed Financial, Inc., Class A (1)	24,666	398,356

		580,773
Consumer Finance — 0.6%
Nelnet, Inc., Class A	6,055	358,759

Investment Banking & Brokerage — 1.2%
Cowen, Inc., Class A (1) (2)	12,892	195,314
Stifel Financial Corp. (1)	8,746	469,048

		664,362
Life & Health Insurance — 1.2%
American Equity Investment Life Holding Co.	23,414	662,850

Multi-Line Insurance — 0.5%
National General Holdings Corp. (1)	11,374	258,417

Property & Casualty Insurance — 3.5%
Argo Group International Holdings, Ltd.	9,914	698,838
Employers Holdings, Inc. (1)	14,631	607,772
Safety Insurance Group, Inc.	4,174	380,376
Selective Insurance Group, Inc.	3,515	251,850

		1,938,836
Regional Banks — 14.6%
1st Source Corp.	5,667	247,988
Atlantic Capital Bancshares, Inc. (2)	11,805	193,130
Boston Private Financial Holdings, Inc.	24,954	255,778
Cathay General Bancorp (1)	20,119	676,803
Central Pacific Financial Corp.	16,179	449,614
Community Trust Bancorp, Inc.	4,491	177,799
Eagle Bancorp, Inc. (1)	8,892	471,987
Enterprise Financial Services Corp.	9,035	354,082
Financial Institutions, Inc.	5,612	151,692
First Bancorp/Southern Pines NC	6,598	233,635
Great Southern Bancorp, Inc.	2,376	131,203
Great Western Bancorp, Inc.	19,899	618,262
Hancock Whitney Corp.	17,674	671,259
Hanmi Financial Corp. (1)	18,417	379,759
Hilltop Holdings, Inc.	9,191	185,015
IBERIABANK Corp.	9,839	703,488
International Bancshares Corp. (1)	16,953	618,106
Investors Bancorp, Inc.	62,521	650,844
Peapack Gladstone Financial Corp.	6,067	164,052
Peoples Bancorp, Inc.	4,331	133,871
Univest Financial Corp.	7,534	179,912

Wintrust Financial Corp.	8,322	563,732

		8,212,011
Thrifts & Mortgage Finance — 4.3%
Essent Group, Ltd. (1) (2)	7,517	352,923
First Defiance Financial Corp.	5,992	162,383
NMI Holdings, Inc., Class A (1) (2)	22,024	600,374
TrustCo Bank Corp. (1)	33,156	244,691
Walker & Dunlop, Inc. (1)	11,673	586,802
WSFS Financial Corp. (1)	11,155	442,742

		2,389,915

Total Financials		15,065,923

Healthcare — 6.9%

Biotechnology — 0.8%
Emergent BioSolutions, Inc. (1) (2)	5,816	232,175
Myriad Genetics, Inc. (2)	7,667	189,911

		422,086
Healthcare Equipment — 3.0%
CONMED Corp. (1)	6,107	491,491
Integer Holdings Corp. (2)	4,293	300,939
LivaNova PLC (2)	4,143	297,882
Natus Medical, Inc. (2)	8,243	205,251
Orthofix Medical, Inc. (2)	7,490	369,482

		1,665,045
Healthcare Supplies — 1.1%
Lantheus Holdings, Inc. (2)	16,956	406,774
Meridian Bioscience, Inc.	20,856	235,673

		642,447
Healthcare Technology — 0.8%
HMS Holdings Corp. (2)	15,085	459,037

Life Sciences Tools & Services — 0.4%
Luminex Corp.	10,520	221,972

Pharmaceuticals — 0.8%
Assertio Therapeutics, Inc. (2)	35,925	105,260
Phibro Animal Health Corp., Class A	12,596	372,590

		477,850

Total Healthcare		3,888,437

Industrials — 12.7%

Airlines — 0.6%
Hawaiian Holdings, Inc. (1)	14,136	353,117

Building Products — 1.6%
Apogee Enterprises, Inc. (1)	7,457	270,316
Masonite International Corp. (2)	7,748	368,418
Quanex Building Products Corp.	17,518	271,704

		910,438
Diversified Support Services — 1.2%
UniFirst Corp. (1)	4,094	650,045

Electrical Components & Equipment — 0.3%
Encore Wire Corp.	3,073	153,374

Human Resource & Employment Services — 0.3%
TrueBlue, Inc. (2)	7,464	158,535

Industrial Machinery — 1.5%
Columbus McKinnon Corp.	6,693	242,688
Milacron Holdings Corp. (2)	20,256	232,539
SPX FLOW, Inc. (2)	10,366	370,066

		845,293

Office Services & Supplies — 2.9%
ACCO Brands Corp.	36,186	265,967
Herman Miller, Inc. (1)	14,254	505,874
Kimball International, Inc., Class B	11,642	179,753
Steelcase, Inc., Class A (1)	42,234	677,433

		1,629,027
Research & Consulting Services — 0.8%
CBIZ, Inc. (2)	18,187	360,103
CRA International, Inc.	2,996	112,170

		472,273
Trading Companies & Distributors — 2.0%
Aircastle, Ltd. (1)	15,125	293,728
Rush Enterprises, Inc., Class A	11,558	407,651
WESCO International, Inc. (2)	9,175	429,665

		1,131,044
Trucking — 1.5%
ArcBest Corp. (1)	9,879	247,667
Covenant Transportation Group, Inc., Class A (2)	10,359	155,592
Ryder System, Inc.	8,738	441,269

		844,528

Total Industrials		7,147,674

Information Technology — 10.9%

Communications Equipment — 1.1%
Ciena Corp. (2)	18,154	634,301

Consulting & Other Services — 0.7%
Presidio, Inc.	29,875	395,844

Data Processing & Outsourced Services — 0.8%
Sykes Enterprises, Inc. (2)	17,692	438,054

Electronic Components — 1.4%
Belden, Inc. (1)	7,193	368,282
Vishay Intertechnology, Inc.	26,843	409,087

		777,369
Electronic Manufacturing Services — 2.1%
Benchmark Electronics, Inc. (1)	16,116	356,002
CTS Corp. (1)	8,406	222,423
Fabrinet (2)	10,291	438,808
Sanmina Corp. (2)	5,055	134,413

		1,151,646
Semiconductor Equipment — 1.3%
Amkor Technology, Inc. (2)	60,493	391,995
Rudolph Technologies, Inc. (1) (2)	15,492	357,400

		749,395
Semiconductors — 0.9%
Diodes, Inc. (1) (2)	16,208	501,313

Technology Distributors — 2.6%
Insight Enterprises, Inc. (2)	11,288	581,106
PC Connection, Inc. (1)	7,464	236,907
ScanSource, Inc. (1) (2)	4,528	132,263
Tech Data Corp. (1) (2)	5,730	519,425

		1,469,701

Total Information Technology		6,117,623

Materials — 4.8%

Commodity Chemicals — 0.7%
Trinseo SA	10,309	379,783

Forest Products — 1.4%
Boise Cascade Co.	17,878	396,892

Louisiana-Pacific Corp. (1)	16,404	374,339

		771,231
Metal & Glass Containers — 0.7%
Owens-Illinois, Inc. (1)	25,491	407,856

Paper Products — 0.4%
Domtar Corp.	5,429	228,289

Specialty Chemicals — 1.6%
Kraton Corp. (1) (2)	14,811	362,425
Stepan Co.	6,175	524,011

		886,436

Total Materials		2,673,595

Real Estate — 13.7%

Diversified REIT’s — 3.4%
Alexander & Baldwin, Inc. (1)	26,428	609,694
American Assets Trust, Inc.	15,332	695,919
PS Business Parks, Inc.	3,864	621,795

		1,927,408
Healthcare REIT’s — 2.2%
CareTrust REIT, Inc.	28,607	695,436
Physicians Realty Trust (1)	27,964	512,021

		1,207,457
Hotel & Resort REIT’s — 1.5%
Braemar Hotels & Resorts, Inc.	20,587	214,928
Xenia Hotels & Resorts, Inc. (1)	30,121	629,830

		844,758
Industrial REIT’s — 2.5%
First Industrial Realty Trust, Inc.	20,778	721,204
STAG Industrial, Inc.	23,921	698,015

		1,419,219
Office REIT’s — 1.3%
Piedmont Office Realty Trust, Inc., Class A (1)	35,460	720,902

Real Estate Services — 0.3%
Realogy Holdings Corp. (1)	23,914	169,550

Residential REIT’s — 0.4%
Preferred Apartment Communities, Inc., Class A (1)	13,371	209,925

Retail REIT’s — 1.1%
Getty Realty Corp.	12,845	397,681
Saul Centers, Inc.	4,115	220,935

		618,616
Specialized REIT’s — 1.0%
National Storage Affiliates Trust	18,459	549,894

Total Real Estate		7,667,729

Utilities — 6.2%

Electric Utilities — 4.9%
El Paso Electric Co.	10,550	614,010
IDACORP, Inc.	6,572	658,974
PNM Resources, Inc.	14,354	676,217
Portland General Electric Co. (1)	15,575	823,295

		2,772,496
Multi-Utilities — 1.3%
Black Hills Corp. (1)	9,493	723,366

Total Utilities		3,495,862

Total Common Stocks (identified cost $55,676,631)		55,076,275

Short-Term Investments — 31.0%

Collateral Pool Investments for Securities on Loan — 29.4%
Collateral pool allocation (3)		16,508,876

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	900,953	900,952

Total Short-Term Investments (identified cost $17,409,828)		17,409,828

Total Investments — 129.2% (identified cost $73,086,459)		72,486,103

Other Assets and Liabilities — (29.2)%		(16,380,188)

Total Net Assets — 100.0%		$56,105,915

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.4%

Communication Services — 2.8%

Alternative Carriers — 1.2%
Cogent Communications Holdings, Inc. (1)	3,128	$182,988

Internet Software & Services — 0.6%
Care.com, Inc. (2)	4,206	60,104
Meet Group, Inc. (2)	10,996	42,554

		102,658
Movies & Entertainment — 1.0%
IMAX Corp. (1) (2)	6,962	151,493

Total Communication Services		437,139

Consumer Discretionary — 9.5%

Apparel Retail — 1.7%
American Eagle Outfitters, Inc. (1)	5,703	99,232
Genesco, Inc. (1) (2)	2,486	111,821
Zumiez, Inc. (1) (2)	2,699	53,386

		264,439
Apparel, Accessories & Luxury Goods — 0.8%
Movado Group, Inc. (1)	2,702	69,603
Vera Bradley, Inc. (2)	5,621	61,550

		131,153
Auto Parts & Equipment — 2.3%
American Axle & Manufacturing Holdings, Inc. (1) (2)	7,861	79,475
Cooper-Standard Holdings, Inc. (1) (2)	1,278	49,407
Dana, Inc.	6,062	88,445
Stoneridge, Inc. (1) (2)	5,485	142,774

		360,101
Education Services — 1.0%
K12, Inc. (1) (2)	5,122	156,580

Footwear — 1.2%
Deckers Outdoor Corp. (1) (2)	1,263	192,102

Homebuilding — 1.0%
KB Home (1)	6,468	162,541

Restaurants — 1.1%
Bloomin’ Brands, Inc. (1)	5,499	106,186
Brinker International, Inc. (1)	1,920	72,134

		178,320
Specialty Stores — 0.4%
Container Store Group, Inc. (1) (2)	8,020	56,381

Total Consumer Discretionary		1,501,617

Consumer Staples — 3.0%

Food Distributors — 1.1%
Performance Food Group Co. (1) (2)	4,514	177,626

Food Retail — 0.3%
Natural Grocers by Vitamin Cottage, Inc. (2)	3,981	40,885

Household Products — 0.7%
Central Garden & Pet Co., Class A (2)	4,451	113,812

Hypermarkets & Super Centers — 0.9%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	5,727	143,060

Total Consumer Staples		475,383

Energy — 3.6%

Oil & Gas-Equipment & Services — 2.0%
FTS International, Inc. (2)	4,417	27,165
Keane Group, Inc. (2)	6,704	49,207
Matrix Service Co. (2)	5,838	105,668
ProPetro Holding Corp. (2)	7,238	140,562

		322,602
Oil & Gas-Exploration & Production — 0.8%
Carrizo Oil & Gas, Inc. (1) (2)	9,131	92,953
SM Energy Co.	2,201	25,598

		118,551
Oil & Gas-Refining & Marketing — 0.5%
World Fuel Services Corp. (1)	2,683	78,183

Oil & Gas-Storage & Transportation — 0.3%
GasLog, Ltd.	2,971	42,782

Total Energy		562,118

Financials — 15.8%

Consumer Finance — 0.4%
Nelnet, Inc., Class A (1)	1,066	63,160

Investment Banking & Brokerage — 0.8%
Evercore, Inc., Class A (1)	1,551	119,784

Life & Health Insurance — 2.0%
American Equity Investment Life Holding Co. (1)	4,262	120,657
Primerica, Inc. (1)	1,707	196,066

		316,723
Property & Casualty Insurance — 1.0%
Employers Holdings, Inc.	3,724	154,695

Regional Banks — 7.8%
1st Source Corp. (1)	1,643	71,898
Bancorp, Inc. (2)	6,583	58,589
Boston Private Financial Holdings, Inc. (1)	7,613	78,033
Cathay General Bancorp (1)	4,319	145,291
Central Pacific Financial Corp. (1)	4,467	124,138
Community Trust Bancorp, Inc.	884	34,998
Eagle Bancorp, Inc. (1)	2,278	120,916
Enterprise Financial Services Corp.	1,729	67,760
First Financial Corp.	1,026	38,814
Great Western Bancorp, Inc. (1)	4,690	145,718
Hanmi Financial Corp.	4,594	94,728
Investors Bancorp, Inc. (1)	14,035	146,104
Peapack Gladstone Financial Corp.	1,921	51,944
Preferred Bank (1)	1,372	60,052

		1,238,983
Thrifts & Mortgage Finance — 3.8%
Axos Financial, Inc. (2)	2,266	61,884
Essent Group, Ltd. (1) (2)	2,922	137,188
NMI Holdings, Inc., Class A (1) (2)	6,075	165,605
TrustCo Bank Corp. (1)	9,830	72,545
Walker & Dunlop, Inc. (1)	3,140	157,848

		595,070

Total Financials		2,488,415

Healthcare — 19.0%

Biotechnology — 4.4%
BioSpecifics Technologies Corp. (2)	1,155	68,318
CareDx, Inc. (1) (2)	2,180	68,932
ChemoCentryx, Inc. (1) (2)	7,125	80,370
Emergent BioSolutions, Inc. (1) (2)	1,912	76,327
Genomic Health, Inc. (2)	1,278	66,776
Myriad Genetics, Inc. (2)	3,463	85,779
Repligen Corp. (1) (2)	1,685	117,057
Vanda Pharmaceuticals, Inc. (1) (2)	4,130	60,628
Veracyte, Inc. (2)	3,546	80,352

		704,539
Healthcare Equipment — 4.5%
Cardiovascular Systems, Inc. (1) (2)	2,515	97,959
CONMED Corp. (1)	1,306	105,107
Glaukos Corp. (1) (2)	1,654	106,650
Globus Medical, Inc., Class A (1) (2)	2,189	86,028
Integer Holdings Corp. (2)	1,739	121,904
Novocure, Ltd. (1) (2)	3,586	190,488

		708,136
Healthcare Supplies — 2.2%
BioLife Solutions, Inc. (2)	3,244	57,516
Cerus Corp. (2)	12,463	58,452
Lantheus Holdings, Inc. (2)	5,974	143,316
OraSure Technologies, Inc. (2)	6,100	50,630
STAAR Surgical Co. (1) (2)	1,499	34,732

		344,646
Healthcare Technology — 3.0%
Evolent Health, Inc., Class A (1) (2)	8,263	87,918
HealthStream, Inc. (2)	3,684	92,100
HMS Holdings Corp. (1) (2)	5,054	153,793
Omnicell, Inc. (1) (2)	850	67,533
Simulations Plus, Inc.	2,678	67,137

		468,481
Life Sciences Tools & Services — 3.0%
Fluidigm Corp. (1) (2)	7,870	103,018
Luminex Corp.	4,988	105,247
Medpace Holdings, Inc. (1) (2)	2,449	132,197
NeoGenomics, Inc. (1) (2)	5,985	129,934

		470,396
Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc. (1) (2)	1,263	87,981
Assertio Therapeutics, Inc. (2)	7,804	22,866
Phibro Animal Health Corp., Class A	3,083	91,195
Supernus Pharmaceuticals, Inc. (1) (2)	3,242	97,357

		299,399

Total Healthcare		2,995,597

Industrials — 15.2%

Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A (2)	2,921	113,802

Airlines — 1.1%
Hawaiian Holdings, Inc. (1)	2,597	64,873
Spirit Airlines, Inc. (1) (2)	2,355	108,518

		173,391
Building Products — 0.9%
Continental Building Products, Inc. (1) (2)	1,628	37,151
Masonite International Corp. (2)	2,031	96,574

		133,725
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	1,030	48,595

Diversified Support Services — 1.0%
UniFirst Corp. (1)	976	154,969

Electrical Components & Equipment — 1.7%
Atkore International Group, Inc. (2)	6,617	154,772
Generac Holdings, Inc. (1) (2)	1,981	109,252

		264,024
Human Resource & Employment Services — 1.3%
Kforce, Inc. (1)	2,278	79,161
TrueBlue, Inc. (2)	5,675	120,537

		199,698
Industrial Machinery — 2.7%
Hillenbrand, Inc.	2,944	109,605
Milacron Holdings Corp. (1) (2)	8,394	96,363
SPX FLOW, Inc. (1) (2)	2,444	87,251
Watts Water Technologies, Inc., Class A	1,636	133,154

		426,373
Office Services & Supplies — 1.6%
Herman Miller, Inc.	4,346	154,240
Steelcase, Inc., Class A (1)	6,259	100,394

		254,634

Research & Consulting Services — 0.3%
CRA International, Inc.	1,244	46,575

Trading Companies & Distributors — 2.7%
DXP Enterprises, Inc. (2)	2,084	67,146
Herc Holdings, Inc. (2)	3,819	129,961
Rush Enterprises, Inc., Class A	3,877	136,742
WESCO International, Inc. (1) (2)	2,005	93,894

		427,743
Trucking — 0.9%
Covenant Transportation Group, Inc., Class A (2)	3,389	50,903
Marten Transport, Ltd.	5,524	97,333

		148,236

Total Industrials		2,391,765

Information Technology — 18.0%

Application Software — 3.5%
Bottomline Technologies DE, Inc. (1) (2)	1,237	54,032
Cornerstone OnDemand, Inc. (2)	2,147	114,285
SPS Commerce, Inc. (2)	1,769	180,314
Verint Systems, Inc. (1) (2)	2,331	132,284
Zix Corp. (2)	8,736	78,275

		559,190
Communications Equipment — 1.2%
Ciena Corp. (1) (2)	4,314	150,731
Extreme Networks, Inc. (1) (2)	6,471	36,432

		187,163
Consulting & Other Services — 1.1%
Hackett Group, Inc.	3,336	53,676
Virtusa Corp. (1) (2)	2,852	120,925

		174,601
Data Processing & Outsourced Services — 1.2%
MAXIMUS, Inc.	1,237	88,136
Sykes Enterprises, Inc. (2)	4,335	107,335

		195,471

Electronic Components — 0.7%
AVX Corp.	7,082	104,743

Electronic Equipment & Instruments — 1.7%
FARO Technologies, Inc. (1) (2)	2,032	89,611

Itron, Inc. (1) (2)	2,079	117,775
Vishay Precision Group, Inc. (2)	1,640	58,745

		266,131
Electronic Manufacturing Services — 0.7%
Fabrinet (2)	2,603	110,992

Semiconductor Equipment — 2.8%
Amkor Technology, Inc. (1) (2)	4,571	29,620
Entegris, Inc. (1)	3,516	120,739
Nanometrics, Inc. (1) (2)	2,981	84,809
Photronics, Inc. (2)	11,987	97,215
Rudolph Technologies, Inc. (1) (2)	5,008	115,535

		447,918
Semiconductors — 1.3%
Diodes, Inc. (1) (2)	2,198	67,984
Semtech Corp. (2)	3,246	129,288

		197,272
Systems Software — 1.5%
CommVault Systems, Inc. (2)	2,025	93,251
Progress Software Corp. (1)	3,581	146,678

		239,929
Technology Distributors — 1.9%
Insight Enterprises, Inc. (1) (2)	2,921	150,373
Tech Data Corp. (1) (2)	1,580	143,227

		293,600
Technology Hardware, Storage & Peripherals — 0.4%
Stratasys, Ltd. (1) (2)	2,928	64,153

Total Information Technology		2,841,163

Materials — 2.6%

Commodity Chemicals — 0.8%
Trinseo SA	3,465	127,651

Forest Products — 1.1%
Boise Cascade Co.	4,115	91,353
Louisiana-Pacific Corp. (1)	4,032	92,010

		183,363

Specialty Chemicals — 0.7%
Kraton Corp. (1) (2)	3,361	82,244
OMNOVA Solutions, Inc. (2)	4,635	26,280

		108,524

Total Materials		419,538

Real Estate — 6.2%

Diversified REIT’s — 2.9%
Alexander & Baldwin, Inc. (1)	5,508	127,070
American Assets Trust, Inc. (1)	3,826	173,662
PS Business Parks, Inc.	986	158,667

		459,399
Healthcare REIT’s — 0.7%
CareTrust REIT, Inc. (1)	4,255	103,439

Hotel & Resort REIT’s — 1.5%
Braemar Hotels & Resorts, Inc.	6,886	71,890
Xenia Hotels & Resorts, Inc. (1)	7,774	162,554

		234,444
Industrial REIT’s — 0.2%
EastGroup Properties, Inc.	361	40,071

Real Estate Services — 0.3%
Realogy Holdings Corp.	6,438	45,646

Retail REIT’s — 0.6%
Tanger Factory Outlet Centers, Inc. (1)	5,319	90,210

Total Real Estate		973,209

Utilities — 2.7%

Electric Utilities — 2.7%
El Paso Electric Co. (1)	948	55,174
IDACORP, Inc. (1)	588	58,959
PNM Resources, Inc. (1)	2,509	118,199
Portland General Electric Co. (1)	3,676	194,313

Total Utilities		426,645

Total Common Stocks (identified cost $15,265,681)		15,512,589

Short-Term Investments — 50.4%

Collateral Pool Investments for Securities on Loan — 49.0%
Collateral pool allocation (3)		7,722,316

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	228,399	228,399

Total Short-Term Investments (identified cost $7,950,715)		7,950,715

Total Investments — 148.8% (identified cost $23,216,396)		23,463,304

Other Assets and Liabilities — (48.8)%		(7,697,892)

Total Net Assets — 100.0%		$15,765,412

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 4.0%

Alternative Carriers — 1.2%
Cogent Communications Holdings, Inc. (1)	22,471	$1,314,554

Internet Software & Services — 1.9%
Care.com, Inc. (2)	39,099	558,725
TrueCar, Inc. (1) (2)	111,628	727,814
Yelp, Inc. (1) (2)	26,478	813,669

		2,100,208

Movies & Entertainment — 0.9%
IMAX Corp. (2)	46,292	1,007,314

Total Communication Services		4,422,076

Consumer Discretionary — 11.6%

Apparel Retail — 1.1%
Boot Barn Holdings, Inc. (2)	46,592	1,217,449

Apparel, Accessories & Luxury Goods — 1.4%
G-III Apparel Group, Ltd. (2)	29,565	760,707
Oxford Industries, Inc. (1)	11,429	814,202

		1,574,909
Auto Parts & Equipment — 1.5%
Dana, Inc.	47,805	697,475
Gentherm, Inc. (1) (2)	27,020	1,010,008

		1,707,483
Casinos & Gaming — 1.8%
Boyd Gaming Corp. (1)	44,624	1,067,406
PlayAGS, Inc. (2)	46,418	888,441

		1,955,847
Footwear — 0.8%
Crocs, Inc. (2)	43,514	840,690

Homefurnishing Retail — 1.0%
Sleep Number Corp. (1) (2)	33,272	1,158,198

Internet & Direct Marketing Retail — 1.8%
1-800-Flowers.com, Inc., Class A (2)	53,483	976,599
Shutterstock, Inc. (1)	26,345	1,002,691

		1,979,290

Leisure Products — 0.7%
Callaway Golf Co. (1)	53,521	786,759

Restaurants — 0.6%
Chuy’s Holdings, Inc. (1) (2)	32,506	719,033

Specialty Stores — 0.9%
Five Below, Inc. (1) (2)	8,199	1,055,457

Total Consumer Discretionary		12,995,115

Consumer Staples — 3.2%

Food Distributors — 1.4%
Performance Food Group Co. (1) (2)	38,742	1,524,498

Household Products — 0.8%
Central Garden & Pet Co., Class A (2)	36,449	932,001

Hypermarkets & Super Centers — 1.0%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	47,135	1,177,432

Total Consumer Staples		3,633,931

Energy — 2.8%

Oil & Gas-Equipment & Services — 1.4%
Keane Group, Inc. (2)	68,412	502,144
ProPetro Holding Corp. (2)	52,030	1,010,423

		1,512,567

Oil & Gas-Exploration & Production — 0.8%
Carrizo Oil & Gas, Inc. (1) (2)	84,026	855,385

Oil & Gas-Storage & Transportation — 0.6%
GasLog, Ltd.	50,551	727,934

Total Energy		3,095,886

Financials — 5.3%

Investment Banking & Brokerage — 0.9%
Houlihan Lokey, Inc.	22,580	1,020,842

Life & Health Insurance — 0.9%
Primerica, Inc. (1)	8,966	1,029,835

Property & Casualty Insurance — 1.6%
AMERISAFE, Inc.	15,948	950,022
Employers Holdings, Inc.	20,752	862,038

		1,812,060
Regional Banks — 1.9%
Great Western Bancorp, Inc.	33,178	1,030,840
LegacyTexas Financial Group, Inc. (1)	27,545	1,005,393

		2,036,233

Total Financials		5,898,970

Healthcare — 25.1%

Biotechnology — 10.3%
ACADIA Pharmaceuticals, Inc. (2)	38,978	935,083
Amicus Therapeutics, Inc. (2)	68,231	768,963
Blueprint Medicines Corp. (1) (2)	12,101	919,676
CareDx, Inc. (1) (2)	34,124	1,079,001
ChemoCentryx, Inc. (1) (2)	60,569	683,218
Epizyme, Inc. (2)	60,736	834,513
Genomic Health, Inc. (2)	15,158	792,006
Halozyme Therapeutics, Inc. (2)	52,569	775,393
PTC Therapeutics, Inc. (1) (2)	25,964	1,041,156
Radius Health, Inc. (1) (2)	44,229	919,521
REGENXBIO, Inc. (1) (2)	15,921	684,921
Retrophin, Inc. (1) (2)	38,821	719,353
Vanda Pharmaceuticals, Inc. (1) (2)	35,461	520,568
Veracyte, Inc. (2)	36,708	831,803

		11,505,175
Healthcare Equipment — 6.7%
AtriCure, Inc. (1) (2)	33,372	977,800
Cardiovascular Systems, Inc. (1) (2)	32,233	1,255,475
CONMED Corp. (1)	16,815	1,353,271
Glaukos Corp. (1) (2)	16,745	1,079,717
Integer Holdings Corp. (2)	12,436	871,764
Masimo Corp. (2)	6,920	904,721
Novocure, Ltd. (1) (2)	20,527	1,090,394

		7,533,142
Healthcare Services — 1.1%
Amedisys, Inc. (1) (2)	10,445	1,173,078

Healthcare Supplies — 1.4%
Lantheus Holdings, Inc. (2)	48,190	1,156,078
OraSure Technologies, Inc. (2)	53,756	446,175

		1,602,253
Healthcare Technology — 3.5%
Evolent Health, Inc., Class A (1) (2)	80,750	859,180
Inspire Medical Systems, Inc. (1) (2)	18,788	1,060,958
Teladoc Health, Inc. (1) (2)	19,826	1,152,287
Vocera Communications, Inc. (1) (2)	25,646	829,905

		3,902,330
Life Sciences Tools & Services — 0.9%
Medpace Holdings, Inc. (1) (2)	18,975	1,024,270

Pharmaceuticals — 1.2%
Collegium Pharmaceutical, Inc. (1) (2)	55,329	636,837
Supernus Pharmaceuticals, Inc. (1) (2)	22,182	666,125

		1,302,962

Total Healthcare		28,043,210

Industrials — 17.4%

Air Freight & Logistics — 2.5%
Echo Global Logistics, Inc. (1) (2)	40,071	788,197
Forward Air Corp.	16,032	895,066
Hub Group, Inc., Class A (2)	27,121	1,056,634

		2,739,897
Building Products — 0.8%
Builders FirstSource, Inc. (2)	64,400	906,752

Commercial Printing — 0.6%
Cimpress NV (1) (2)	8,139	712,163

Construction & Engineering — 0.9%
Comfort Systems USA, Inc.	21,962	1,036,167

Electrical Components & Equipment — 2.1%
Atkore International Group, Inc. (2)	48,842	1,142,414
Generac Holdings, Inc. (2)	20,687	1,140,888

		2,283,302
Environmental & Facilities Services — 1.1%
Covanta Holding Corp. (1)	69,775	1,176,406

Human Resource & Employment Services — 2.2%
Insperity, Inc.	11,815	1,345,729
Korn Ferry	26,817	1,155,276

		2,501,005
Industrial Machinery — 6.2%
Milacron Holdings Corp. (2)	71,504	820,866
Mueller Industries, Inc.	34,516	930,206
Rexnord Corp. (2)	39,000	1,026,090
SPX Corp. (2)	30,647	911,442
SPX FLOW, Inc. (2)	33,140	1,183,098
Tennant Co. (1)	16,356	942,269
Watts Water Technologies, Inc., Class A	14,138	1,150,692

		6,964,663
Office Services & Supplies — 1.0%
Herman Miller, Inc.	30,006	1,064,913

Total Industrials		19,385,268

Information Technology — 21.2%

Application Software — 8.8%
Bottomline Technologies DE, Inc. (1) (2)	22,670	990,226
Box, Inc., Class A (1) (2)	58,645	1,084,346

Cornerstone OnDemand, Inc. (2)	21,767	1,158,657
HubSpot, Inc. (1) (2)	5,991	1,038,121
j2 Global, Inc. (1)	13,452	1,133,869
Monotype Imaging Holdings, Inc. (1)	43,471	708,143
New Relic, Inc. (1) (2)	11,040	1,107,533
Paylocity Holding Corp. (1) (2)	12,301	1,232,806
SPS Commerce, Inc. (2)	13,652	1,391,548

		9,845,249
Communications Equipment — 1.8%
Ciena Corp. (2)	31,672	1,106,619
NetScout Systems, Inc. (1) (2)	39,021	956,405

		2,063,024
Consulting & Other Services — 0.9%
Virtusa Corp. (2)	23,779	1,008,230

Internet Software & Services — 0.7%
Carbonite, Inc. (1) (2)	34,651	820,189

Semiconductor Equipment — 3.2%
FormFactor, Inc. (1) (2)	68,247	980,027
Nanometrics, Inc. (1) (2)	33,624	956,603
Photronics, Inc. (2)	92,711	751,886
Rudolph Technologies, Inc. (2)	37,120	856,358

		3,544,874
Semiconductors — 2.1%
Lattice Semiconductor Corp. (2)	78,963	1,010,726
Silicon Laboratories, Inc. (1) (2)	14,094	1,318,776

		2,329,502
Systems Software — 2.7%
CommVault Systems, Inc. (2)	18,426	848,517
ForeScout Technologies, Inc. (2)	28,911	928,622
Varonis Systems, Inc. (2)	19,819	1,239,480

		3,016,619

Technology Hardware, Storage & Peripherals — 1.0%
Stratasys, Ltd. (1) (2)	48,464	1,061,846

Total Information Technology		23,689,533

Materials — 3.2%

Forest Products — 1.5%
Boise Cascade Co.	31,486	698,989
Louisiana-Pacific Corp. (1)	44,440	1,014,121

		1,713,110
Specialty Chemicals — 1.7%
Innospec, Inc.	14,563	1,175,380
Kraton Corp. (1) (2)	29,160	713,545

		1,888,925

Total Materials		3,602,035

Real Estate — 4.1%

Diversified REIT’s — 1.2%
American Assets Trust, Inc.	30,412	1,380,401

Industrial REIT’s — 1.1%
EastGroup Properties, Inc.	11,562	1,283,382

Real Estate Operating Companies — 1.1%
Kennedy-Wilson Holdings, Inc.	57,842	1,188,653

Retail REIT’s — 0.7%
Tanger Factory Outlet Centers, Inc. (1)	43,775	742,424

Total Real Estate		4,594,860

Total Common Stocks (identified cost $105,072,099)		109,360,884

Short-Term Investments — 35.1%

Collateral Pool Investments for Securities on Loan — 32.9%
Collateral pool allocation (3)		36,772,807

Mutual Funds — 2.2%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	2,405,037	2,405,037

Total Short-Term Investments (identified cost $39,177,843)		39,177,844

Total Investments — 133.0% (identified cost $144,249,942)		148,538,728

Other Assets and Liabilities — (33.0)%		(36,892,238)

Total Net Assets — 100.0%		$111,646,490

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 97.0%

Australia — 0.4%
OceanaGold Corp.	53,461	$147,536

Barbados — 0.3%
Eneva SA (2)	19,600	113,635

Bermuda — 1.0%
Argo Group International Holdings, Ltd.	2,141	150,919
Enstar Group, Ltd. (2)	931	153,056
Giordano International, Ltd.	102,000	45,901

		349,876
Brazil — 1.0%
IRB Brasil Resseguros S/A	13,300	345,316

Canada — 9.5%
Allied Properties Real Estate Investment Trust	7,246	260,601
Atco, Ltd., Class I	9,425	324,185
BCE, Inc.	8,514	383,370
Canadian Imperial Bank of Commerce	1,256	95,241
Cogeco Communications, Inc.	3,391	232,573
Detour Gold Corp. (2)	9,930	93,672
Emera, Inc.	3,503	134,874
First Capital Realty, Inc.	4,658	71,648
George Weston, Ltd.	4,355	325,336
Granite Real Estate Investment Trust	5,389	240,862
Loblaw Cos., Ltd.	4,493	230,567
Maple Leaf Foods, Inc.	6,611	148,694
Quebecor, Inc., Class B	21,631	510,528
Rogers Communications, Inc., Class B (1)	2,588	136,159

		3,188,310
Cayman Islands — 0.7%
361 Degrees International, Ltd.	181,000	33,442
Fresh Del Monte Produce, Inc.	1,459	36,504
HKBN, Ltd.	110,500	175,782

		245,728
China — 1.0%
Agricultural Bank of China, Ltd., Class H	387,000	165,591
China Minsheng Banking Corp., Ltd., Class H	155,100	112,587
China Telecom Corp., Ltd., Class H	108,000	54,202

		332,380
Czech Republic — 2.5%
CEZ AS	18,515	431,169
Komercni banka AS	5,230	197,295
Moneta Money Bank AS (5)	59,035	192,714

		821,178
Denmark — 0.5%
Pandora A/S	1,553	57,525
Scandinavian Tobacco Group A/S, Class A (5)	9,179	111,214

		168,739
France — 0.1%
Boiron SA	460	19,784

Germany — 0.3%
Talanx AG (2)	2,142	85,041

Hong Kong — 9.0%
CLP Holdings, Ltd.	62,500	706,585
Dah Sing Financial Holdings, Ltd.	18,000	84,016
Dairy Farm International Holdings, Ltd.	10,500	80,310
Hang Seng Bank, Ltd.	18,700	468,139
HK Electric Investments & HK Electric Investments, Ltd.	506,000	494,934
Hysan Development Co., Ltd.	44,000	228,610
PCCW, Ltd.	508,000	288,894
SmarTone Telecommunications Holdings, Ltd.	100,000	98,125
Vitasoy International Holdings, Ltd.	44,000	235,637
WH Group, Ltd. (5)	184,500	165,291
Yuexiu Real Estate Investment Trust	258,000	172,371

		3,022,912
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	64,030	91,488

Israel — 1.5%
Bank Hapoalim BM	13,901	100,044
Bank Leumi Le-Israel BM	42,992	288,329
Strauss Group, Ltd.	4,703	124,529

		512,902

Italy — 2.0%
Enel SpA	109,047	679,503

Japan — 8.6%
AOKI Holdings, Inc. (1)	7,900	74,592
Bridgestone Corp. (1)	1,800	66,958
Chubu Electric Power Co., Inc.	32,900	449,285
Doutor Nichires Holdings Co., Ltd.	5,400	103,715
Frontier Real Estate Investment Corp.	77	325,751
Geo Holdings Corp.	13,600	170,708
Hogy Medical Co., Ltd.	1,900	59,841
Japan Rental Housing Investments, Inc.	125	99,519
Kissei Pharmaceutical Co., Ltd.	4,400	102,963
KYORIN Holdings, Inc.	11,500	200,736
Mitsui Sugar Co., Ltd.	3,500	73,624
Morinaga Milk Industry Co., Ltd.	1,900	69,068
Nihon Kohden Corp.	3,400	97,125
Nippon Telegraph & Telephone Corp.	6,300	281,924
Paramount Bed Holdings Co., Ltd.	2,400	91,022
Shimachu Co., Ltd.	6,500	146,772
Suzuken Co., Ltd.	2,200	134,994
Towa Pharmaceutical Co., Ltd.	4,800	114,881
Valor Holdings Co., Ltd.	4,400	88,949
Vital KSK Holdings, Inc. (1)	7,500	71,700
Xebio Holdings Co., Ltd.	4,500	49,988

		2,874,115
Malaysia — 2.4%
Malayan Banking Bhd	58,700	126,398
Public Bank Bhd	117,400	660,848

		787,246
Myanmar — 1.5%
Genting Bhd	52,900	80,641
Hong Leong Bank Bhd	46,700	211,619
RHB Bank Bhd	141,600	196,947

		489,207
Netherlands — 1.0%
Intertrust NV (5)	5,509	104,483

Koninklijke Ahold Delhaize NV	9,630	216,400

		320,883
New Zealand — 2.8%
Air New Zealand, Ltd.	46,980	79,812
Argosy Property, Ltd.	126,597	109,307
Chorus, Ltd.	22,913	86,582
Fisher & Paykel Healthcare Corp., Ltd.	22,579	226,793
Infratil, Ltd.	48,622	135,501
Ryman Healthcare, Ltd.	22,435	169,681
Summerset Group Holdings, Ltd.	38,555	139,556

		947,232
Philippines — 3.1%
Alliance Global Group, Inc.	503,400	150,480
First Philippine Holdings Corp.	37,500	56,151
International Container Terminal Services, Inc.	91,070	237,306
Manila Electric Co.	40,720	300,933
Megaworld Corp.	1,103,100	124,868
PLDT, Inc.	6,400	165,150

		1,034,888

Portugal — 0.3%
REN - Redes Energeticas Nacionais SGPS SA	36,071	98,056

Singapore — 4.6%
Ascott Residence Trust	122,500	110,580
BOC Aviation, Ltd. (5)	15,400	128,261
Cache Logistics Trust	110,400	58,250
CDL Hospitality Trusts	109,600	128,455
Frasers Centrepoint Trust	121,400	213,820
Mapletree Industrial Trust	46,400	71,270
Mapletree Logistics Trust	199,100	211,611
NetLink NBN Trust	204,600	123,621
RHT Health Trust	113,800	1,659
SATS, Ltd.	81,300	300,072
Sheng Siong Group, Ltd.	108,400	85,983
Singapore Airlines, Ltd.	18,700	124,018

		1,557,600
South Africa — 0.7%
AngloGold Ashanti, Ltd.	16,788	224,155

Switzerland — 0.8%
Roche Holding AG	173	45,399
Sonova Holding AG	1,033	229,756

		275,155
Taiwan — 3.3%
Coretronic Corp.	88,000	112,325
Far EasTone Telecommunications Co., Ltd.	204,000	506,247
Great Wall Enterprise Co., Ltd.	81,000	98,640
Pou Chen Corp.	71,000	80,397
Taichung Commercial Bank Co., Ltd.	319,202	123,538
Taiwan Secom Co., Ltd.	26,075	73,440
Uni-President Enterprises Corp.	40,000	102,810

		1,097,397
United Kingdom — 1.8%
BT Group PLC	76,596	187,756
Halfords Group PLC	30,547	87,020
Imperial Brands PLC	13,653	330,834

		605,610
United States — 36.0%
ALLETE, Inc.	1,942	159,030

Allstate Corp.	6,625	632,754
American Assets Trust, Inc.	11,574	525,344
American Express Co.	1,057	121,248
Atrion Corp.	225	198,722
AutoZone, Inc. (2)	137	140,714
Bryn Mawr Bank Corp.	2,266	82,845
Chevron Corp.	5,202	592,248
Chico’s FAS, Inc.	11,843	39,911
CONMED Corp.	1,413	113,718
Darden Restaurants, Inc.	2,739	318,601
Discover Financial Services	6,853	510,891
Eli Lilly & Co.	1,879	217,851
Equity LifeStyle Properties, Inc.	2,228	271,059
Essex Property Trust, Inc.	1,670	487,206
Exelon Corp.	14,066	676,293
Foot Locker, Inc.	1,105	43,482
Huntington Ingalls Industries, Inc.	698	143,174
IDACORP, Inc.	5,868	588,384
Kroger Co.	5,284	120,528
Lockheed Martin Corp.	696	235,624
Masimo Corp. (2)	754	98,578
MDU Resources Group, Inc.	3,612	89,144
Merck & Co., Inc.	8,983	711,543
Meridian Bancorp, Inc.	11,814	204,028
NorthWestern Corp.	6,982	495,303
PepsiCo, Inc.	4,013	513,664
Pfizer, Inc.	16,795	697,328
Pinnacle West Capital Corp.	724	67,991
PNM Resources, Inc.	6,444	303,577
Portland General Electric Co.	14,759	780,161
Progressive Corp.	1,653	131,050
Safety Insurance Group, Inc.	2,241	204,222
Surmodics, Inc. (2)	1,819	73,779
Sysco Corp.	7,482	514,911
U.S. Physical Therapy, Inc.	1,320	147,457
Unum Group	5,518	173,762
Walmart, Inc.	4,618	468,450
Xcel Energy, Inc.	3,002	172,135

		12,066,710

Total Common Stocks (identified cost $29,313,902)		32,502,582
Rights — 0.0%

New Zealand — 0.0%
Infratil, LTD., expires 06/10/19 (2)	6,517	1,151

Singapore — 0.0%
Frasers Centrepoint Trust - expires 06/10/2019 (2)	3,763	192

Total Rights (identified cost $0)		1,343

Common Stock Units — 0.3%

Mexico — 0.3%
Megacable Holdings SAB de C.V.,	25,500	105,207

Total Common Stock Units (identified cost $108,908)		105,207

Short-Term Investments — 2.8%

Collateral Investment for Securities on Loan — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (3)	276,617	276,617

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	675,035	675,035

Total Short-Term Investments (identified cost $951,621)		951,652

Total Investments — 100.1% (identified cost $30,374,431)		33,560,784

Other Assets and Liabilities — (0.1)%		(40,247)

Total Net Assets — 100.0%		$33,520,537

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$235,624	0.7%
Agriculture	540,688	1.6
Airlines	203,830	0.6
Apparel	80,397	0.3
Auto Parts & Equipment	66,958	0.2
Banks	3,106,151	9.2
Beverages	749,301	2.2
Building Materials	89,144	0.3
Commercial Services	310,746	0.9
Diversified Financial Services	864,883	2.6
Electric	7,167,685	21.4
Electronics	112,325	0.3
Engineering & Construction	300,072	0.9
Food	2,208,572	6.6
Healthcare-Products	1,189,334	3.6
Healthcare-Services	317,138	0.9
Holding Companies-Diversified	150,480	0.4
Insurance	1,876,120	5.6
Lodging	80,641	0.3
Media	743,101	2.2
Mining	465,363	1.4
Oil & Gas	592,248	1.8
Pharmaceuticals	2,317,179	7.0
Private Equity	109,307	0.3
Real Estate	494,693	1.5
Real Estate Investment Trusts	3,248,347	9.7
Retail	1,955,753	5.7
Savings & Loans	204,028	0.6
Shipbuilding	143,174	0.4
Telecommunications	2,579,300	7.8
Total Common Stocks	32,502,582	97.0
Electric	1,151	0.0
Real Estate Investment Trusts	192	0.0
Total Rights	1,343	0.0
Common Stock Units	105,207	0.3
Collateral Investment for Securities on Loan	276,617	0.8
Mutual Funds	675,035	2.0

Total Investments	33,560,784	100.1

Other Assets and Liabilities	(40,247)	(0.1)

Net Assets	$33,520,537	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 98.7%

Australia — 11.5%
BHP Group, Ltd.	54,252	$1,416,611
CSL, Ltd.	1,907	271,245
Evolution Mining, Ltd.	392,483	1,065,421
Qantas Airways, Ltd.	242,546	933,165
Rio Tinto PLC	35,417	2,034,683
Santos, Ltd.	352,388	1,642,378
Whitehaven Coal, Ltd. (1)	132,397	358,596
Woodside Petroleum, Ltd.	20,357	498,876

		8,220,975
Cayman Islands — 0.3%
IGG, Inc.	205,000	242,311

Denmark — 3.8%
Novo Nordisk A/S, Class B	41,615	1,961,434
Pandora A/S	20,105	744,711

		2,706,145
Finland — 1.9%
UPM-Kymmene OYJ	53,716	1,342,085

France — 9.1%
Arkema SA	5,952	500,518
Cie de Saint-Gobain	5,108	185,253
Credit Agricole SA (1)	51,769	590,317
Eiffage SA	3,628	346,488
Eramet	2,956	166,514
Peugeot SA	75,870	1,690,965
Sanofi	15,573	1,257,662
Societe Generale SA	23,239	581,787
Vinci SA	12,058	1,190,210

		6,509,714
Germany — 8.1%
Allianz SE	10,603	2,355,077
Covestro AG (5)	29,435	1,287,598
Deutsche Lufthansa AG	56,266	1,070,294
Fresenius Medical Care AG & Co. KGaA	2,180	159,078
Fresenius SE & Co. KGaA	12,633	641,310
Siltronic AG	1,522	104,449
Talanx AG	5,351	212,443

		5,830,249
Hong Kong — 3.5%
CK Asset Holdings, Ltd.	209,500	1,511,722
Sands China, Ltd.	185,200	836,416
WH Group, Ltd. (5)	209,000	187,241

		2,535,379
Israel — 1.3%
Bank Leumi Le-Israel BM	139,955	938,618

Italy — 2.7%
Enel SpA	305,190	1,901,726

Japan — 22.8%
AGC, Inc.	13,400	429,543

Aoyama Trading Co., Ltd.	10,300	197,779
Bridgestone Corp. (1)	5,700	212,033
Chubu Electric Power Co., Inc.	44,500	607,695
Fujitsu, Ltd.	6,400	433,031
Hitachi, Ltd.	51,000	1,718,350
Honda Motor Co., Ltd.	57,100	1,407,455
JVC Kenwood Corp.	95,300	200,954
Kajima Corp.	34,900	478,109
Kansai Electric Power Co., Inc.	59,900	696,437
Kirin Holdings Co., Ltd.	53,800	1,166,903
Konica Minolta, Inc.	92,200	806,853
Mebuki Financial Group, Inc.	91,700	230,158
Mizuho Financial Group, Inc.	467,000	658,862
MS&AD Insurance Group Holdings, Inc.	50,800	1,604,718
Nichias Corp.	10,300	171,234
Nippon Telegraph & Telephone Corp.	44,200	1,977,942
Obayashi Corp.	72,100	661,881
ORIX Corp.	100,200	1,410,999
Sumitomo Electric Industries, Ltd.	12,200	147,190
Sumitomo Mitsui Construction Co., Ltd.	30,300	171,248
Sumitomo Mitsui Financial Group, Inc.	12,900	448,507
Toppan Printing Co., Ltd.	33,200	484,485

		16,322,366
Netherlands — 6.8%
AerCap Holdings NV (2)	18,296	820,027
ASM International NV	8,343	486,185
Fiat Chrysler Automobiles NV	54,344	692,007
Koninklijke Ahold Delhaize NV (1)	66,104	1,485,456
NN Group NV	36,795	1,395,690

		4,879,365
Norway — 4.0%
Equinor ASA	72,695	1,389,350
Telenor ASA	72,803	1,495,936

		2,885,286
Singapore — 2.8%
DBS Group Holdings, Ltd.	93,600	1,653,583
SATS, Ltd.	52,200	192,666
United Overseas Bank, Ltd.	11,200	191,477

		2,037,726
Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	31,814	172,616
Ence Energia y Celulosa SA	55,121	230,315
Merlin Properties Socimi SA	15,299	203,386

		606,317
Sweden — 0.4%
Boliden AB	6,793	154,357
Boliden AB (2)	6,793	3,038
Skandinaviska Enskilda Banken AB, Class A	17,416	154,588

		311,983
Switzerland — 6.7%
Nestle SA	4,163	413,458
Roche Holding AG	10,857	2,849,108
TE Connectivity, Ltd.	13,242	1,115,374
Zurich Insurance Group AG	1,182	382,976

		4,760,916
United Kingdom — 12.1%
Auto Trader Group PLC (5)	245,392	1,860,989
BT Group PLC	198,031	485,424
Diageo PLC	9,166	385,306

GlaxoSmithKline PLC	103,982	2,007,878
Imperial Brands PLC	50,240	1,217,394
International Consolidated Airlines Group SA	27,424	155,634
Legal & General Group PLC	102,510	333,005
Micro Focus International PLC	17,419	420,018
Persimmon PLC	11,882	295,185
Tate & Lyle PLC	53,969	493,111
Unilever PLC	16,013	977,671

		8,631,615

Total Common Stocks (identified cost $72,498,154)		70,662,776
Limited Partnership Units — 0.3%

Germany — 0.3%
Schaeffler AG	26,518	194,573

Total Limited Partnership Units (identified cost $353,494)		194,573

Short-Term Investments — 3.8%

Collateral Investment for Securities on Loan — 3.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (3)	2,739,652	2,739,652

Total Short-Term Investments (identified cost $2,739,652)		2,739,652

Total Investments — 102.8% (identified cost $75,591,300)		73,597,001
Other Assets and Liabilities — (2.8)%		(2,014,918)

Total Net Assets — 100.0%		$71,582,083

Disciplined International Equity Fund

Industry Allocation

As of May 31, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$1,217,394	1.7%
Airlines	2,159,093	3.0
Auto Manufacturers	3,790,427	5.4
Auto Parts & Equipment	359,223	0.5
Banks	5,390,355	7.4
Beverages	1,552,209	2.1
Biotechnology	271,245	0.4
Building Materials	786,030	1.1
Chemicals	1,788,116	2.5
Coal	358,596	0.5
Commercial Services	484,485	0.7
Computers	433,031	0.6
Cosmetics/Personal Care	977,671	1.4
Diversified Financial Services	1,641,157	2.3
Electric	3,205,858	4.6
Electronics	1,115,374	1.6
Engineering & Construction	3,040,602	4.3
Food	2,579,266	3.6
Forest Products & Paper	1,572,400	2.2
Healthcare-Services	800,388	1.1
Home Builders	295,185	0.4
Home Furnishings	200,954	0.3
Insurance	6,283,909	8.7
Internet	1,860,989	2.6
Lodging	836,416	1.2
Machinery-Construction & Mining	1,718,350	2.4
Mining	4,840,624	6.7
Office/Business Equipment	806,853	1.1
Oil & Gas	3,530,604	4.9
Pharmaceuticals	8,076,082	11.2
Real Estate	1,511,722	2.1
Real Estate Investment Trusts	203,386	0.3
Retail	942,490	1.4
Semiconductors	590,634	0.8
Software	662,329	0.9
Telecommunications	3,959,302	5.6
Trucking & Leasing	820,027	1.1
Total Common Stocks	70,662,776	98.7
Auto Parts & Equipment	194,573	0.3
Collateral Investment for Securities on Loan	2,739,652	3.8

Total Investments	73,597,001	102.8

Other Assets and Liabilities	(2,014,918)	(2.8)

Net Assets	$71,582,083	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 93.3%

Australia — 11.0%
Brambles, Ltd.	1,638,316	$13,714,666
Computershare, Ltd.	939,227	10,810,685
Newcrest Mining, Ltd.	307,722	5,842,149
QBE Insurance Group, Ltd.	1,067,496	8,628,602
Rio Tinto, Ltd.	93,013	6,451,343
Woodside Petroleum, Ltd.	470,997	11,542,422
Woolworths Group, Ltd.	609,932	13,247,501

		70,237,368
Finland — 2.8%
Kone OYJ, Class B	167,451	9,118,191
Sampo OYJ, A Shares	212,588	9,195,937

		18,314,128
France — 8.3%
Air Liquide SA	85,781	10,667,099
Bureau Veritas SA	392,701	9,241,253
Legrand SA	113,452	7,631,419
Rubis SCA	123,036	6,137,474
Sanofi	132,568	10,706,080
TOTAL SA	175,457	9,075,929

		53,459,254
Germany — 6.6%
Brenntag AG	220,816	10,260,304
Deutsche Post AG	251,493	7,409,594
Fielmann AG	110,584	7,763,589
GEA Group AG	280,160	7,650,513
SAP SE	74,198	9,168,855

		42,252,855
Hong Kong — 4.7%
AIA Group, Ltd.	726,600	6,807,069
China Mobile, Ltd.	1,128,000	9,847,329
Power Assets Holdings, Ltd.	1,026,000	7,090,480
VTech Holdings, Ltd.	741,900	6,145,460

		29,890,338
Japan — 11.5%
ABC-Mart, Inc.	142,400	8,885,719
Japan Tobacco, Inc. (1)	810,668	18,593,101
KDDI Corp.	491,500	12,624,191
Mitsubishi Electric Corp.	943,000	11,704,510
Nihon Kohden Corp.	335,600	9,586,774
Sumitomo Rubber Industries, Ltd.	717,300	7,910,370
Toyota Tsusho Corp.	145,900	4,184,441

		73,489,106
Malaysia — 3.1%
Axiata Group Bhd	7,544,807	8,437,107
Malayan Banking Bhd	5,195,788	11,188,019

		19,625,126
Netherlands — 3.0%
Koninklijke Vopak NV (1)	210,942	8,618,408

Unilever NV	178,461	10,755,240

		19,373,648
Norway — 2.0%
Telenor ASA	611,824	12,571,594

Singapore — 4.7%
ComfortDelGro Corp., Ltd.	4,830,800	8,651,514
Singapore Technologies Engineering, Ltd.	1,628,500	4,635,448
Singapore Telecommunications, Ltd.	3,715,800	8,656,226
United Overseas Bank, Ltd.	498,702	8,525,868

		30,469,056
Sweden — 4.3%
Assa Abloy AB, Class B (1)	419,349	8,155,553
Atlas Copco AB, A Shares	305,164	8,222,958
Essity AB, Class B	376,767	11,060,050

		27,438,561
Switzerland — 13.3%
Geberit AG	6,872	3,026,191
Givaudan SA	1,660	4,388,595
Nestle SA	221,117	21,960,775
Novartis AG	205,159	17,619,661
Roche Holding AG	75,784	19,887,333
Schindler Holding AG	20,466	4,303,619
SGS SA	1,979	4,999,870
Zurich Insurance Group AG	28,051	9,088,707

		85,274,751
Taiwan — 3.8%
Advantech Co., Ltd.	600,118	5,017,868
Chunghwa Telecom Co., Ltd.	2,421,000	8,614,495
Merida Industry Co., Ltd.	444,000	2,407,165
Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,000	8,414,237

		24,453,765
United Kingdom — 14.2%
BP PLC	688,114	4,666,859
British American Tobacco PLC	273,436	9,492,021
GlaxoSmithKline PLC	489,193	9,446,248
IMI PLC	342,301	3,908,369
Imperial Brands PLC	230,750	5,591,434
Legal & General Group PLC	2,892,375	9,395,912
National Grid PLC (1)	1,223,054	12,282,551
Reckitt Benckiser Group PLC	107,484	8,633,337
Royal Dutch Shell PLC, A Shares	245,264	7,606,433
Royal Dutch Shell PLC, B Shares	191,591	5,974,046
SSE PLC	442,144	6,045,429
Vodafone Group PLC	4,954,215	8,084,269

		91,126,908

Total Common Stocks (identified cost $558,335,084)		597,976,458
Preferred Stocks — 1.7%

Germany — 1.7%
Fuchs Petrolub SE	269,265	10,498,256

Total Preferred Stocks (identified cost $10,585,770)		10,498,256
Short-Term Investments — 2.6%

Collateral Investment for Securities on Loan — 2.6%

BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (3)	16,859,344	16,859,344

Total Short-Term Investments (identified cost $16,859,344)		16,859,344

Total Investments — 97.6% (identified cost $585,780,198)		625,334,058
Other Assets and Liabilities — 2.4%		15,626,426

Total Net Assets — 100.0%		$640,960,484

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$33,676,556	5.3%
Auto Parts & Equipment	7,910,370	1.2
Banks	19,713,887	3.1
Building Materials	3,026,191	0.5
Chemicals	25,315,998	4.0
Commercial Services	27,955,789	4.3
Computers	15,828,553	2.5
Cosmetics/Personal Care	21,815,290	3.4
Distribution/Wholesale	4,184,441	0.7
Electric	13,135,909	2.0
Electrical Components & Equipment	7,631,419	1.2
Electronics	8,155,553	1.3
Engineering & Construction	4,635,448	0.7
Food	35,208,276	5.5
Gas	18,420,025	2.8
Hand/Machine Tools	4,303,619	0.7
Healthcare-Products	9,586,774	1.5
Household Products/Wares	8,633,337	1.3
Insurance	43,116,227	6.8
Leisure Time	2,407,165	0.4
Machinery-Construction & Mining	19,927,468	3.1
Machinery-Diversified	16,768,704	2.6
Mining	12,293,492	1.9
Miscellaneous Manufacturing	3,908,369	0.6
Oil & Gas	38,865,689	6.0
Pharmaceuticals	57,659,322	9.0
Pipelines	8,618,408	1.3
Retail	16,649,308	2.6
Semiconductors	8,414,237	1.3
Software	9,168,855	1.4
Telecommunications	74,980,671	11.8
Transportation	16,061,108	2.5
Total Common Stocks	597,976,458	93.3
Preferred Stocks	10,498,256	1.7
Collateral Investment for Securities on Loan	16,859,344	2.6

Total Investments	625,334,058	97.6

Other Assets and Liabilities	15,626,426	2.4

Net Assets	$640,960,484	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 94.8%

Brazil — 1.9%
Raia Drogasil SA	305,300	$5,401,171

Chile — 1.3%
Aguas Andinas SA, Class A	6,599,751	3,641,543

China — 15.8%
ANTA Sports Products, Ltd.	1,156,000	7,050,927
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,649,122	11,478,910
Ping An Healthcare and Technology Co., Ltd. (1) (2) (5)	662,700	2,969,848
Tingyi Cayman Islands Holding Corp.	8,620,000	13,985,456
Yum China Holdings, Inc.	252,193	10,090,242

		45,575,383
Egypt — 3.9%
Commercial International Bank Egypt SAE, GDR	1,833,225	7,405,947
Eastern Co. SAE	4,257,768	3,955,095

		11,361,042
Hong Kong — 7.9%
AIA Group, Ltd.	1,075,200	10,072,888
Dairy Farm International Holdings, Ltd.	393,191	3,007,334
Sands China, Ltd.	2,164,400	9,775,047

		22,855,269
India — 18.5%
Colgate-Palmolive India, Ltd.	366,666	6,048,859
Emami, Ltd.	996,017	4,997,931
HDFC Bank, Ltd.	463,576	16,153,647
Housing Development Finance Corp., Ltd.	101,375	3,177,478
ICICI Bank, Ltd.	2,022,249	12,235,144
ITC, Ltd.	2,689,417	10,731,936

		53,344,995
Indonesia — 5.9%
Bank Mandiri Persero Tbk PT	24,599,508	13,203,320
Bank Rakyat Indonesia Persero Tbk PT	13,832,200	3,968,590

		17,171,910
Malaysia — 4.8%
British American Tobacco Malaysia Bhd	1,209,200	8,654,811
Public Bank Bhd	939,900	5,290,722

		13,945,533
Mexico — 5.8%
Bolsa Mexicana de Valores SAB de C.V. (1)	2,026,573	3,696,663
Wal-Mart de Mexico SAB de C.V.	4,595,781	12,932,321

		16,628,984

Nigeria — 1.0%
Guaranty Trust Bank PLC	34,459,722	3,029,108

Peru — 1.6%
Credicorp, Ltd.	20,766	4,647,431

Philippines — 3.3%
Universal Robina Corp.	2,971,920	9,517,202

Russia — 4.2%

Magnit PJSC, GDR	868,558	12,097,273

South Africa — 13.1%
AVI, Ltd.	983,812	6,057,796
Clicks Group, Ltd.	503,643	6,587,257
Discovery, Ltd. (1)	781,702	7,436,453
Famous Brands, Ltd. (1) (2)	305,889	1,750,328
Mr Price Group, Ltd.	704,125	9,527,356
Multichoice Group, Ltd. (2)	10,111	84,540
Naspers, Ltd., Class N	29,271	6,561,322

		38,005,052
Thailand — 1.4%
Kasikornbank PCL	694,469	4,092,534

United States — 2.5%
Western Union Co. (1)	378,338	7,339,757

Vietnam — 1.9%
Vietnam Dairy Products JSC	976,671	5,392,092

Total Common Stocks (identified cost $255,605,434)		274,046,279

Common Stock Units — 2.8%

Mexico — 2.8%
Fomento Economico Mexicano SAB de C.V.,	858,900	7,997,921

Total Common Stock Units (identified cost $7,475,625)		7,997,921

Short-Term Investments — 6.6%

Collateral Investment for Securities on Loan — 4.2%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (3)	12,239,490	12,239,491

Mutual Funds — 2.4%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	6,887,530	6,887,530

Total Short-Term Investments (identified cost $19,126,290)		19,127,021

Total Investments — 104.2% (identified cost $282,207,349)		301,171,221
Other Assets and Liabilities — (4.2)%		(12,016,138)

Total Net Assets — 100.0%		$289,155,083

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$23,341,842	8.1%
Banks	70,026,443	24.1
Commercial Services	7,339,757	2.5
Cosmetics/Personal Care	6,048,859	2.1
Diversified Financial Services	6,874,141	2.4
Food	55,478,267	19.2
Holding Companies-Diversified	6,057,796	2.1
Insurance	17,509,341	6.1
Internet	6,561,322	2.2
Lodging	9,775,047	3.4
Media	84,540	0.0
Pharmaceuticals	4,997,931	1.7
Retail	53,339,602	18.6
Software	2,969,848	1.0
Water	3,641,543	1.3
Total Common Stocks	274,046,279	94.8
Common Stock Units	7,997,921	2.8
Collateral Investment for Securities on Loan	12,239,491	4.2
Mutual Funds	6,887,530	2.4

Total Investments	301,171,221	104.2

Other Assets and Liabilities	(12,016,138)	(4.2)

Net Assets	$289,155,083	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 16.9%

Australia — 0.5%
BHP Group PLC	8,536	$192,341
Regis Resources, Ltd.	21,667	67,404

		259,745
Bermuda — 0.3%
Argo Group International Holdings, Ltd.	606	42,717
Essent Group, Ltd. (2)	2,842	133,432

		176,149
Canada — 2.3%
Air Canada (2)	7,855	231,884
Allied Properties Real Estate Investment Trust	5,568	200,252
Canfor Corp. (2)	7,169	46,676
Cascades, Inc.	1,817	11,857
Cogeco Communications, Inc.	859	58,915
Cogeco, Inc.	391	24,436
Equitable Group, Inc.	1,476	73,505
George Weston, Ltd.	1,733	129,462
Hudbay Minerals, Inc.	15,996	78,583
Husky Energy, Inc.	4,937	46,353
Interfor Corp. (2)	8,134	68,546
InterRent Real Estate Investment Trust	6,186	64,762
Methanex Corp.	1,463	60,897
Quebecor, Inc., Class B	1,288	30,399
Teck Resources, Ltd., Class B	3,887	78,999

		1,205,526
Cayman Islands — 0.1%
Tianneng Power International, Ltd.	40,000	32,532

China — 0.0%
Agricultural Bank of China, Ltd., Class H	52,000	22,250

Denmark — 0.2%
Novo Nordisk A/S, Class B	702	33,088
Scandinavian Tobacco Group A/S, Class A (5)	6,117	74,114

		107,202
France — 0.3%
Boiron SA	427	18,365
Derichebourg SA	13,207	45,357
Peugeot SA	2,346	52,287
Sanofi	382	30,850

		146,859
Germany — 0.0%
Hamburger Hafen und Logistik AG	581	13,797

Hong Kong — 0.4%
HKT Trust & HKT, Ltd.	65,000	102,404
SITC International Holdings Co., Ltd.	12,000	12,234
SmarTone Telecommunications Holdings, Ltd.	87,500	85,859
WH Group, Ltd. (5)	33,000	29,564

		230,061
Indonesia — 0.2%
Bukit Asam Tbk PT	433,700	92,942

Indo Tambangraya Megah Tbk PT	18,800	23,061

		116,003
Italy — 0.5%
ASTM SpA	959	26,026
Enel SpA	34,227	213,278
Societa Iniziative Autostradali e Servizi SpA	2,079	36,134

		275,438
Japan — 1.5%
Arcs Co., Ltd.	2,400	46,428
Artnature, Inc.	2,300	13,127
Frontier Real Estate Investment Corp.	48	203,066
Fukuda Corp.	700	27,265
Heiwado Co., Ltd.	4,500	78,885
J-Oil Mills, Inc.	800	29,188
KDDI Corp.	1,600	41,096
Keihin Corp.	3,400	44,081
Mitsui Sugar Co., Ltd.	1,200	25,243
Nippon Telegraph & Telephone Corp.	4,300	192,424
Okinawa Electric Power Co., Inc.	3,350	50,756
Press Kogyo Co., Ltd.	6,400	27,269
Yorozu Corp.	1,300	15,489

		794,317
Luxembourg — 0.1%
Trinseo SA	1,702	62,702

Malaysia — 0.0%
Malaysian Pacific Industries Bhd	7,700	16,423

Netherlands — 0.3%
Koninklijke Ahold Delhaize NV	7,583	170,401

New Zealand — 0.2%
Air New Zealand, Ltd.	42,705	72,549
New Zealand Refining Co., Ltd.	17,477	23,524

		96,073
Norway — 0.3%
Austevoll Seafood ASA	4,074	42,710
DNO ASA	14,213	24,635
Leroy Seafood Group ASA	13,616	93,273
Sparebank 1 Oestlandet	1,876	17,980

		178,598
Poland — 0.1%
Asseco Poland SA	4,111	54,733

Portugal — 0.0%
Altri SGPS SA	2,686	18,131

Singapore — 0.5%
ComfortDelGro Corp., Ltd.	35,000	62,682
DBS Group Holdings, Ltd.	10,000	176,665
First Resources, Ltd.	19,200	21,538

		260,885
South Korea — 0.4%
DB HiTek Co., Ltd.	2,974	36,157
KT Corp.	4	94
Samsung Electronics Co., Ltd.	4,702	166,909

		203,160
Sweden — 0.1%
Mycronic AB	2,025	24,474

Switzerland — 0.4%
Ferrexpo PLC	8,978	26,186
Roche Holding AG	737	193,404

		219,590
Taiwan — 0.3%
Uni-President Enterprises Corp.	51,000	131,083
United Integrated Services Co., Ltd.	10,000	45,807

		176,890
United Kingdom — 1.3%
BT Group PLC	67,207	164,741
DFS Furniture PLC	5,436	16,607
GlaxoSmithKline PLC	9,018	174,136
Imperial Brands PLC	2,145	51,977
International Consolidated Airlines Group SA	7,175	40,719
Legal & General Group PLC	52,243	169,712
Reach PLC	10,293	10,076
SThree PLC	4,337	16,663
Watkin Jones PLC	14,657	39,959

		684,590
United States — 6.6%
AbbVie, Inc.	619	47,483
ArcBest Corp.	2,016	50,541
Best Buy Co., Inc.	1,479	92,689
Ciena Corp. (2)	4,320	150,941
Citizens Financial Group, Inc.	900	29,322
CONMED Corp.	1,882	151,463
ConocoPhillips	1,430	84,313
CRA International, Inc.	1,545	57,845
Discover Financial Services	1,479	110,259
Emergent BioSolutions, Inc. (2)	3,530	140,918
Employers Holdings, Inc.	1,392	57,824
Enova International, Inc. (2)	570	12,169
Essex Property Trust, Inc.	794	231,642
F5 Networks, Inc. (2)	334	44,115
FedNat Holding Co.	874	11,816
Genomic Health, Inc. (2)	512	26,752
Glaukos Corp. (2)	1,328	85,629
Globus Medical, Inc., Class A (2)	951	37,374
Haemonetics Corp. (2)	642	62,268
HealthStream, Inc. (2)	1,441	36,025
Huntington Ingalls Industries, Inc.	617	126,559
Integer Holdings Corp. (2)	1,313	92,041
Intersect ENT, Inc. (2)	261	6,154
K12, Inc. (2)	3,182	97,274
Lantheus Holdings, Inc. (2)	2,467	59,183
LeMaitre Vascular, Inc.	591	15,254
Luminex Corp.	769	16,226
Marlin Business Services Corp.	2,549	56,843
Masco Corp.	4,178	145,896
Merit Medical Systems, Inc. (2)	3,523	181,892
Myriad Genetics, Inc. (2)	1,478	36,610
Natus Medical, Inc. (2)	1,200	29,880
NetApp, Inc.	1,316	77,907
NextGen Healthcare, Inc. (2)	1,639	31,551
OraSure Technologies, Inc. (2)	4,512	37,450
Orthofix Medical, Inc. (2)	1,285	63,389
Owens-Illinois, Inc.	1,196	19,136
Pacira BioSciences, Inc. (2)	923	40,160
Regions Financial Corp.	5,261	72,760
Rush Enterprises, Inc., Class A	1,920	67,718
Southwest Airlines Co.	683	32,511
SpartanNash Co.	1,109	12,798

Supernus Pharmaceuticals, Inc. (2)	2,069	62,132
Surmodics, Inc. (2)	646	26,202
Sykes Enterprises, Inc. (2)	2,300	56,948
Synchrony Financial	957	32,184
Sysco Corp.	1,441	99,170
U.S. Foods Holding Corp. (2)	4,184	144,599
United Continental Holdings, Inc. (2)	762	59,169
Unum Group	2,807	88,392
Vishay Intertechnology, Inc.	4,660	71,018
Vishay Precision Group, Inc. (2)	817	29,265
WW Grainger, Inc.	71	18,580

		3,528,239

Total Common Stocks (identified cost $9,819,876)		9,074,768

Short-Term Investments — 74.9%

Mutual Funds — 58.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	31,500,382	31,500,382

U.S. Treasury Bills — 16.2%
United States Treasury Bill, 0.000% (6)	2,750,000	2,744,387
United States Treasury Bill, 0.000% (6)	2,750,000	2,740,910
United States Treasury Bill, 0.000% (6) (7)	3,250,000	3,230,407

Total U.S. Treasury Bills		8,715,704
Total Short-Term Investments (identified cost $40,211,949)		40,216,086
Total Investments — 91.8% (identified cost $50,031,825)		49,290,854
Other Assets and Liabilities — 8.2%		4,417,611

Total Net Assets — 100.0%		$53,708,465

Alternative Strategies Fund

Industry Allocation

As of May 31, 2019

(Unaudited)

Industry Allocation
Industry	Value	% of Total Net Assets

Common Stocks Purchased Long
Agriculture	$147,629	0.3%
Airlines	436,832	0.8
Auto Manufacturers	52,287	0.1
Auto Parts & Equipment	86,838	0.2
Banks	318,977	0.6
Biotechnology	177,528	0.3
Building Materials	145,896	0.3
Chemicals	60,897	0.1
Coal	116,003	0.2
Commercial Services	247,739	0.5
Computers	189,588	0.4
Cosmetics/Personal Care	13,127	0.0
Distribution/Wholesale	18,580	0.0
Diversified Financial Services	284,960	0.5
Electric	264,034	0.5
Electrical Components & Equipment	32,532	0.1
Electronics	124,757	0.2
Engineering & Construction	73,072	0.1
Environmental Control	45,357	0.1
Food	1,032,804	1.9
Forest Products & Paper	145,210	0.3
Healthcare-Products	891,157	1.7
Holding Companies-Diversified	16,423	0.0
Insurance	503,893	1.0
Internet	80,140	0.2
Media	123,826	0.2
Mining	443,513	0.8
Miscellaneous Manufacturing	62,702	0.1
Oil & Gas	178,825	0.3
Packaging & Containers	19,136	0.0
Pharmaceuticals	599,618	1.1
Real Estate	39,959	0.1
Real Estate Investment Trusts	699,722	1.3
Retail	177,014	0.3
Semiconductors	203,066	0.4
Shipbuilding	126,559	0.2
Software	31,551	0.1
Telecommunications	737,559	1.4
Transportation	125,457	0.2
Total Common Stocks Purchased Long	9,074,767	16.9
Short-Term Investments	40,216,086	74.9
Total Investments	49,290,854	91.8
Other Assets and Liabilities	4,417,612	8.2

Total Net Assets	$53,708,465	100.0%

At May 31, 2019, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at 5/31/19	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
June 2019	10	SFE 10-Year Australian Bond	$953,100	$984,948	$31,848
Index Futures
June 2019	14	CME E-Mini S&P 500® Index	2,016,339	1,926,820	(89,519)
June 2019	9	LIFFE FTSE 100 Index	832,878	813,658	(19,220)
June 2019	2	TSE S&P 60 Index	286,290	284,404	(1,886)
June 2019	7	CME E-Mini NASDAQ 100 Index	1,059,685	998,690	(60,995)
June 2019	1	Russell 2000 Mini Index	75,583	73,325	(2,258)
June 2019	1	OSE Nikkei 225 Index	195,272	189,545	(5,727)
June 2019	29	Eurex Euro STOXX 50 Index	1,073,931	1,061,013	(12,918)
June 2019	2	DAX Index	684,385	654,985	(29,400)
June 2019	12	CAC 40 10 Euro	710,441	695,091	(15,350)
June 2019	4	HKG Hang Seng Index	693,915	681,595	(12,320)
Interest Rate Futures
December 2019	39	CME 3-Month Eurodollar	9,510,725	9,545,738	35,013
June 2020	141	CME 3-Month Eurodollar	34,366,074	34,626,075	260,001
June 2020	71	LIFFE 3-Month Euro Euribor	19,852,180	19,902,780	50,600
June 2020	106	LIFFE 90-Day Sterling	16,571,831	16,620,648	48,817
September 2019	6	Eurex 10-Year Euro BUND	1,145,111	1,144,721	(390)
September 2019	4	LIFFE 10-Year Gilt Government Bond	652,183	655,640	3,457
International Bonds
September 2019	22	Canadian Government Bond	2,300,562	2,325,170	24,608
U.S. Government & U.S. Government Agency Obligations
September 2019	2	United States Treasury Note	253,161	253,500	339
September 2019	26	United States Treasury Bond	3,876,305	3,996,688	120,383
Short Futures
Bond Futures
September 2019	17	United States Treasury Note	(2,136,299)	(2,154,750)	(18,451)
September 2019	16	United States Treasury Note	(1,866,625)	(1,877,875)	(11,250)
Index Futures
June 2019	6	TSE TOPIX Index	(849,267)	(833,849)	15,418
June 2019	12	LIFFE FTSE 100 Index	(1,099,248)	(1,084,878)	14,370
June 2019	5	MSCI E-Mini Emerging Markets Index	(248,824)	(250,050)	(1,226)
June 2019	2	CME Nikkei 225 Index	(193,411)	(188,483)	4,928
June 2019	2	CBOT E-Mini DJIA Index	(256,679)	(248,200)	8,479
Interest Rate Futures
March 2020	11	CME 3-Month Eurodollar	(2,688,900)	(2,698,163)	(9,263)

Total Futures Contracts			$87,770,698	$88,098,786	$328,088

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at 5/31/19	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	+	Pay	1 Month USD LIBOR Plus 0.15%	Monthly	03/14/2020	$3,747,704	$16,234	$—	$16,234
JPMorgan Chase & Co.	++	Receive	1 Month USD LIBOR Plus 0.23%	Monthly	06/08/2020	13,251,422	(858,881)	—	(858,881)
JPMorgan Chase & Co.	+++	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	06/08/2020	13,325,043	563,777	—	563,777
Bank of America Merrill Lynch	MLEIFCLS	Pay	1 Month USD LIBOR plus	Monthly	09/06/2019	8,702,816	(65,410)	—	(65,410)

							$(344,280)	$—	(344,280)

+	BMO Alternative Strategies Global Market Neutral Long Index

++	BMO Alternative Strategies Global Short Index

+++	BMO Alternative Strategies Global Market Neutral Short Index

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of May 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
AerCap Holdings NV	828	$37,102	0.43%
AES Corp.	1,781	28,146	0.33
AGC, Inc.	1,228	39,540	0.46
AGCO Corp.	834	55,532	0.65
Air Canada	502	14,821	0.17
Alliance Data Systems Corp.	395	54,315	0.63
Ally Financial, Inc.	1,411	40,733	0.48
Altium Ltd.	2,200	47,155	0.55
Altri SGPS SA	8,817	59,636	0.70
American Eagle Outfitters, Inc.	983	17,104	0.20
Arcs Co., Ltd.	1,034	20,186	0.24
Asia Cement China Holdings Corp.	7,467	10,037	0.12
Asseco Poland SA	1,986	26,417	0.31
Assertio Therapeutics, Inc.	4,241	12,427	0.15
ASTM SpA	1,410	38,245	0.45
AT&S Austria Technologie & Systemtechnik	1,291	22,079	0.26
Atkore International Group, Inc.	2,019	47,217	0.55
BE Semiconductor Industries NV	2,988	67,382	0.79
Boston Properties, Inc.	527	68,972	0.81
Burlington Stores, Inc.	101	15,785	0.18
Cadence Design Systems, Inc.	3,304	210,057	2.46
CAE, Inc.	768	19,594	0.23
Canfor Corp.	6,101	39,710	0.46
Capital One Financial Corp.	725	62,255	0.73
Castlight Health, Inc.	6,079	19,879	0.23
Cementir Holding SpA	2,237	14,805	0.17
Central Pacific Financial Corp.	3,489	96,956	1.13
China Resources Cement Holdings Ltd.	10,965	9,510	0.11
CI Takiron Corp.	1,901	11,081	0.13
Ciech SA	1,283	14,249	0.17
Citigroup, Inc.	1,341	83,338	0.97
Citizens Financial Group, Inc.	1,079	35,146	0.41
Cogeco, Inc.	255	15,904	0.19
Comfort Systems USA, Inc.	531	25,032	0.29
ComfortDelGro Corp., Ltd.	55,319	98,874	1.15
Covestro AG	1,037	45,354	0.53
CTT-Correios de Portugal SA	7,295	18,859	0.22
Daiichikosho Co Ltd.	277	12,752	0.15
Daiwa Securities Group, Inc.	12,066	52,719	0.62
DB HiTek Co., Ltd.	1,096	13,437	0.16

Derichebourg SA	2,119	7,245	0.08
Detour Gold Corp.	4,466	42,124	0.49
DNO ASA	24,386	42,331	0.49
Dollar General Corp.	427	54,314	0.63
Enerflex Ltd.	4,387	53,118	0.62
Entegris, Inc.	309	10,618	0.12
Equinor ASA	1,057	20,250	0.24
Equitable Group, Inc.	748	37,242	0.44
Eramet	404	22,779	0.27
Essent Group Ltd.	3,672	172,390	2.01
Essex Property Trust, Inc.	753	219,766	2.58
Eutelsat Communications SA	1,301	22,877	0.27
Evolent Health, Inc.	1,185	12,606	0.15
F5 Networks, Inc.	396	52,347	0.61
Fabrinet	1,133	48,304	0.56
FedNat Holding Co.	1,288	17,417	0.20
Ferrexpo PLC	21,699	62,986	0.74
Finnair OYJ	1,446	10,306	0.12
Fortescue Metals Group Ltd.	12,420	69,272	0.81
Fortinet, Inc.	1,020	73,898	0.86
FTI Consulting, Inc.	343	28,809	0.34
Fujitsu Ltd.	264	17,905	0.21
Fukuda Corp.	327	12,744	0.15
Genomic Health, Inc.	904	47,256	0.55
Genting Singapore Ltd.	29,489	18,640	0.22
Glaukos Corp.	785	50,645	0.59
Globus Medical, Inc.	772	30,327	0.35
Haemonetics Corp.	253	24,523	0.29
Hanmi Financial Corp.	424	8,752	0.10
HealthStream, Inc.	1,834	45,840	0.54
Herc Holdings, Inc.	1,647	56,041	0.65
Hibbett Sports, Inc.	1,238	27,374	0.32
Hitachi Ltd.	2,500	84,868	0.99
HMS Holdings Corp.	353	10,748	0.13
Honda Motor Co., Ltd.	742	18,123	0.21
Host Hotels & Resorts, Inc.	5,058	91,597	1.07
Hudbay Minerals, Inc.	8,765	43,050	0.50
Huntington Ingalls Industries, Inc.	546	111,994	1.31
Husky Energy, Inc.	3,476	32,628	0.38
IGG, Inc.	22,987	27,236	0.32
Insight Enterprises, Inc.	2,283	117,508	1.37
Integer Holdings Corp.	137	9,576	0.11
Interfor Corp.	3,991	33,627	0.39
International Consolidated Airlines Group	7,997	45,467	0.53
Israel Corp., Ltd.	148	32,793	0.38
JTEKT Corp.	6,155	65,311	0.76
KAR Auction Services, Inc.	1,170	65,802	0.77

KDDI Corp.	3,145	80,768	0.94
Kerry Properties Ltd.	10,369	39,345	0.46
Kohl’s Corp.	824	40,623	0.47
Komori Corp.	2,900	29,785	0.35
Koninklijke Ahold Delhaize NV	2,557	57,365	0.67
Koninklijke Volkerwessels NV	1,145	20,743	0.24
Kraton Corp.	1,687	41,292	0.48
Kroger Co.	502	11,445	0.13
Kurabo Industries Ltd.	621	10,896	0.13
Lantheus Holdings, Inc.	1,183	28,370	0.33
Legal & General Group PLC	61,879	200,127	2.35
Leopalace21 Corp.	10,111	29,707	0.35
Leroy Seafood Group ASA	11,179	76,621	0.89
Lotte Chemical Corp.	60	13,063	0.15
Luminex Corp.	1,357	28,626	0.33
Mammoth Energy Services, Inc.	429	4,501	0.05
Marlin Business Services Corp.	1,043	23,266	0.27
Masco Corp.	4,734	165,304	1.94
Matrix Service Co.	2,330	42,171	0.49
Max Co Ltd.	990	13,648	0.16
Mebuki Financial Group, Inc.	52,563	132,163	1.54
Medical Facilities Corp.	948	8,441	0.10
Medpace Holdings, Inc.	1,939	104,691	1.22
Meet Group, Inc.	2,613	10,110	0.12
Meidensha Corp.	797	11,063	0.13
Methanex Corp.	1,511	62,870	0.73
Micro Focus International PLC	587	14,189	0.17
Mitsuboshi Belting Ltd.	962	17,473	0.20
Mitsui Sugar Co., Ltd.	1,506	31,746	0.37
Moneysupermarket.com Group PLC	29,221	134,798	1.57
Myriad Genetics, Inc.	766	18,971	0.22
NEC Corp.	408	15,127	0.18
NetApp, Inc.	1,590	94,117	1.10
Nishi-Nippon Financial Holdings, Inc.	8,530	62,457	0.73
Nobina AB	2,980	16,610	0.19
Northrim BanCorp, Inc.	351	11,742	0.14
NS United Kaiun Kaisha Ltd.	1,181	24,660	0.29
NTN Corp.	3,274	8,624	0.10
Obayashi Corp.	1,487	13,669	0.16
Oesterreichische Post AG	1,411	47,182	0.55
Omnicell, Inc.	112	8,868	0.10
Oriflame Holding AG	913	21,361	0.25
ORIX Corp.	2,644	37,377	0.44
Orthofix Medical, Inc.	746	36,785	0.43
Oshkosh Corp.	2,154	153,338	1.79
Owens-Illinois, Inc.	10,141	162,259	1.91
PBF Energy, Inc.	2,523	66,613	0.78

Persimmon PLC	2,522	62,526	0.73
Peugeot SA	7,275	161,898	1.89
Portland General Electric Co.	1,057	55,862	0.65
Quebecor, Inc.	2,963	69,907	0.82
Ramirent OYJ	5,246	30,312	0.35
Regions Financial Corp.	10,653	147,328	1.72
Rio Tinto PLC	1,357	77,582	0.91
Roche Holding AG	370	96,826	1.13
Samsung Electronics Co., Ltd.	824	29,411	0.34
Sandfire Resources NL	11,778	50,185	0.59
Scandinavian Tobacco Group A/S	3,807	46,248	0.54
Schaeffler AG	4,667	34,212	0.40
Semapa-Sociedade de Investimento e Gesta	886	12,280	0.14
ServiceMaster Global Holdings, Inc.	1,384	74,751	0.87
Shindengen Electric Manufacturing Co., Ltd.	1,052	33,436	0.39
SIAS	4,289	74,471	0.87
Signify NV	2,309	61,655	0.72
Siltronic AG	695	47,387	0.55
Silvercorp Metals, Inc.	4,448	9,739	0.11
Sinotruk Hong Kong Ltd.	16,564	31,394	0.37
SITC International Holdings Co., Ltd.	33,126	33,757	0.39
SK Hynix, Inc.	755	41,372	0.48
Sprouts Farmers Market, Inc.	752	15,071	0.18
SPS Commerce, Inc.	369	37,623	0.44
St Barbara Ltd.	8,115	14,394	0.17
Steel Dynamics, Inc.	2,448	61,568	0.72
SThree PLC	2,907	11,139	0.13
Stoneridge, Inc.	1,271	33,087	0.39
Sumitomo Seika Chemicals Co., Ltd.	389	12,032	0.14
Supernus Pharmaceuticals, Inc.	450	13,525	0.16
Surmodics, Inc.	588	23,841	0.28
Synchrony Financial	1,964	66,041	0.77
Teck Resources Ltd.	1,785	36,274	0.42
Terex Corp.	1,749	46,808	0.55
Tianneng Power International Ltd.	20,167	16,436	0.19
Toyo Construction Co., Ltd.	6,490	23,969	0.28
Trinseo SA	1,367	50,368	0.59
Tsubakimoto Chain Co.	1,207	36,255	0.42
UCB SA	151	11,501	0.13
Uni-President Enterprises Corp.	14,674	37,738	0.44
United Continental Holdings, Inc.	276	21,437	0.25
United Rentals, Inc.	293	32,293	0.38
Unum Group	2,075	65,327	0.76
US Concrete, Inc.	410	19,115	0.22
US Foods Holding Corp.	3,301	114,089	1.33
Vanda Pharmaceuticals, Inc.	726	10,662	0.12
Vishay Intertechnology, Inc.	2,392	36,455	0.43

Vishay Precision Group, Inc.	501	17,956	0.21
W&T Offshore, Inc.	4,233	17,779	0.21
Waddell & Reed Financial, Inc.	1,628	26,292	0.31
Walker & Dunlop, Inc.	577	29,002	0.34
Wells Fargo & Co.	973	43,165	0.50
West Fraser Timber Co., Ltd.	414	16,140	0.19
Westlake Chemical Corp.	941	53,884	0.63
WW Grainger, Inc.	177	46,288	0.54
Yanzhou Coal Mining Co., Ltd.	37,919	35,643	0.42
Yorozu Corp.	1,404	16,741	0.20
Yurtec Corp.	1,490	9,880	0.12

Total		$8,561,043	100.00%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of May 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
AIXTRON SE	(16,181)	$(156,226)	(1.75)%
Albemarle Corp.	(2,474)	(156,574)	(1.76)
Asahi Holdings, Inc.	(6,717)	(130,109)	(1.46)
ASOS PLC	(3,935)	(170,610)	(1.92)
Atmos Energy Corp.	(2,179)	(221,825)	(2.49)
BOK Financial Corp.	(1,868)	(139,938)	(1.57)
Brown-Forman Corp.	(929)	(46,420)	(0.52)
Caverion OYJ	(5,763)	(38,535)	(0.43)
Cellnex Telecom SA	(6,128)	(214,762)	(2.41)
Century Aluminum Co.	(36,217)	(202,456)	(2.27)
Chugoku Marine Paints Ltd.	(7,205)	(62,111)	(0.70)
Daifuku Co., Ltd.	(4,744)	(239,015)	(2.68)
Easterly Government Properties, Inc.	(14,488)	(266,725)	(2.99)
Fugro NV	(11,001)	(90,719)	(1.02)
Fuji Seal International, Inc.	(4,121)	(143,286)	(1.61)
Goldwin, Inc.	(470)	(59,945)	(0.67)
GRENKE AG	(2,777)	(264,624)	(2.97)
HarborOne Bancorp, Inc.	(5,157)	(92,521)	(1.04)
Howard Bancorp, Inc.	(2,812)	(39,081)	(0.44)
Huatai Securities Co., Ltd.	(139,146)	(220,418)	(2.47)
Just Eat PLC	(17,841)	(135,373)	(1.52)
Kansai Paint Co., Ltd.	(13,782)	(261,104)	(2.93)
Kawasaki Kisen Kaisha Ltd.	(19,479)	(220,126)	(2.47)
Kura Sushi, Inc.	(1,019)	(39,653)	(0.46)

Lilis Energy, Inc.	(72,576)	(52,981)	(0.59)
M3, Inc.	(6,079)	(114,895)	(1.29)
Macerich Co.	(4,513)	(163,966)	(1.84)
MISUMI Group, Inc.	(10,944)	(258,145)	(2.90)
Money Forward, Inc.	(1,049)	(38,463)	(0.44)
NextEra Energy, Inc.	(1,113)	(220,536)	(2.48)
Nihon M&A Center, Inc.	(4,556)	(113,412)	(1.27)
Nippon Paint Holdings Co., Ltd.	(6,657)	(263,641)	(2.96)
Nippon Yusen KK	(16,461)	(249,101)	(2.80)
Nitori Holdings Co., Ltd.	(1,548)	(184,324)	(2.07)
Noodles & Co.	(10,281)	(74,330)	(0.83)
Nordic Semiconductor ASA	(11,306)	(46,185)	(0.52)
Northam Platinum Ltd.	(64,541)	(249,653)	(2.80)
Northwest Pipe Co.	(2,758)	(64,091)	(0.72)
Nufarm Ltd.	(43,660)	(119,185)	(1.34)
OGE Energy Corp.	(5,332)	(221,595)	(2.49)
Okta, Inc.	(2,586)	(292,800)	(3.29)
Pacific Metals Co., Ltd.	(2,327)	(47,468)	(0.53)
Park24 Co., Ltd.	(10,098)	(189,733)	(2.13)
People’s United Financial Inc.	(6,604)	(101,499)	(1.14)
Pinnacle Financial Partners, Inc.	(3,776)	(199,920)	(2.24)
PROS Holdings, Inc.	(5,670)	(321,516)	(3.61)
Rayonier, Inc.	(2,123)	(59,749)	(0.67)
Republic First Bancorp, Inc.	(9,822)	(47,537)	(0.53)
Senior Housing Properties Trust	(5,080)	(40,029)	(0.46)
Shimano, Inc.	(240)	(36,718)	(0.41)
SMS Co., Ltd.	(11,584)	(280,376)	(3.15)
Square, Inc.	(1,004)	(62,199)	(0.70)
St James’s Place PLC	(7,775)	(102,551)	(1.15)
Takeaway.com NV	(1,190)	(105,033)	(1.18)
TFS Financial Corp.	(3,084)	(52,949)	(0.59)
TimkenSteel Corp.	(13,457)	(95,682)	(1.07)
Toridoll Holdings Corp.	(5,744)	(99,239)	(1.11)
Umicore SA	(1,690)	(50,272)	(0.56)
Wallenstam AB	(10,096)	(101,941)	(1.14)
Weir Group PLC	(14,203)	(263,157)	(2.95)
Weyerhaeuser Co.	(3,367)	(76,776)	(0.86)
Zalando SE	(5,157)	(204,235)	(2.29)
Zur Rose Group AG	(319)	(30,889)	(0.35)

Total		(8,908,927)	(100.00)%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of May 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
2U, Inc.	(989)	$(37,582)	(0.41)%
a2 Milk Co., Ltd.	(3,298)	(33,969)	(0.37)
AAON, Inc.	(2,595)	(117,781)	(1.30)
Acadia Healthcare Co Inc	(528)	(17,001)	(0.19)
AEON Financial Service Co Ltd	(714)	(11,421)	(0.13)
AIA Group Ltd.	(4,703)	(44,179)	(0.49)
Air Water, Inc.	(4,631)	(69,006)	(0.76)
Alacer Gold Corp.	(6,418)	(19,322)	(0.21)
Albemarle Corp.	(1,192)	(75,437)	(0.83)
Allegheny Technologies, Inc.	(1,734)	(37,116)	(0.41)
Alteryx, Inc.	(257)	(22,338)	(0.25)
Ambu A/S	(473)	(7,331)	(0.08)
AMG Advanced Metallurgical Group NV	(1,235)	(31,274)	(0.35)
Amundi SA	(375)	(24,305)	(0.27)
Analog Devices, Inc.	(656)	(63,420)	(0.70)
Andersons, Inc.	(471)	(12,796)	(0.14)
AP Moller - Maersk A/S	(90)	(96,786)	(1.07)
Apache Corp.	(1,319)	(34,377)	(0.38)
Aqua America, Inc.	(2,557)	(101,121)	(1.12)
Arbonia AG	(1,663)	(19,246)	(0.21)
Ariake Japan Co., Ltd.	(755)	(48,889)	(0.54)
Arrow Electronics, Inc.	(1,577)	(98,792)	(1.09)
Asahi Holdings, Inc.	(1,981)	(38,361)	(0.42)
Assa Abloy AB	(3,136)	(61,018)	(0.67)
Astronics Corp.	(960)	(39,054)	(0.43)
Athabasca Oil Corp.	(25,564)	(15,317)	(0.17)
Atlantic Union Bankshares Corp.	(438)	(14,137)	(0.16)
Atmos Energy Corp.	(545)	(55,441)	(0.61)
Avnet, Inc.	(2,252)	(91,962)	(1.01)
Bank of New York Mellon Corp.	(2,050)	(87,494)	(0.97)
Blackline, Inc.	(241)	(12,408)	(0.14)
boohoo Group PLC	(3,083)	(8,761)	(0.10)
Capital & Counties Properties PLC	(22,875)	(62,738)	(0.69)
Capstar Financial Holdings, Inc.	(667)	(9,890)	(0.11)
Carolina Financial Corp.	(417)	(13,841)	(0.15)
Century Aluminum Co.	(4,229)	(23,638)	(0.26)
Chegg, Inc.	(1,093)	(40,957)	(0.45)
Chorus Aviation, Inc.	(8,434)	(46,540)	(0.51)
Chugoku Marine Paints Ltd.	(2,068)	(17,828)	(0.20)
Clarus Corp.	(1,224)	(15,607)	(0.17)
Clinigen Group Plc	(1,493)	(18,973)	(0.21)
Coats Group PLC	(15,688)	(15,364)	(0.17)
Cobham PLC	(55,919)	(70,311)	(0.78)
Commonwealth Bank of Australia	(1,853)	(100,798)	(1.11)
COMSYS Holdings Corp.	(1,478)	(35,520)	(0.39)
Copart, Inc.	(944)	(67,493)	(0.74)

Corning, Inc.	(976)	(28,154)	(0.31)
Cray, Inc.	(1,597)	(55,910)	(0.62)
Credit Suisse Group AG	(2,885)	(32,664)	(0.36)
Cubic Corp.	(409)	(23,061)	(0.25)
Curo Group Holdings Corp.	(1,096)	(10,266)	(0.11)
Delivery Hero SE	(413)	(17,759)	(0.20)
Diamondback Energy, Inc.	(337)	(33,040)	(0.36)
DKSH Holding AG	(364)	(22,172)	(0.24)
ECN Capital Corp.	(14,726)	(46,077)	(0.51)
eHealth, Inc.	(458)	(32,337)	(0.36)
Essentra PLC	(11,487)	(58,607)	(0.65)
Euronav NV	(6,590)	(55,700)	(0.61)
Europcar Mobility Group	(10,102)	(68,723)	(0.76)
Everbridge, Inc.	(1,432)	(112,638)	(1.24)
FANUC Corp.	(142)	(24,088)	(0.27)
Farmer Brothers Co.	(549)	(10,061)	(0.11)
Fastenal Co.	(2,147)	(65,666)	(0.72)
Ferrari NV	(754)	(107,191)	(1.18)
First Financial Bancorp	(3,934)	(87,797)	(0.97)
First Hawaiian, Inc.	(3,681)	(91,616)	(1.01)
First Horizon National Corp.	(1,145)	(15,359)	(0.17)
First Republic Bank	(1,121)	(108,783)	(1.20)
Fletcher Building Ltd.	(21,615)	(73,971)	(0.82)
Fluidra SA	(1,680)	(20,705)	(0.23)
FMC Corp.	(879)	(64,557)	(0.71)
Franco-Nevada Corp.	(462)	(35,633)	(0.39)
Front Yard Residential Corp.	(1,203)	(13,765)	(0.15)
FUCHS PETROLUB SE	(2,044)	(79,571)	(0.88)
Fuji Seal International, Inc.	(2,614)	(90,876)	(1.00)
Genuine Parts Co.	(829)	(81,954)	(0.90)
Green Plains, Inc.	(1,594)	(20,803)	(0.23)
GrubHub, Inc.	(142)	(9,230)	(0.10)
Hanesbrands, Inc.	(922)	(13,697)	(0.15)
HarborOne Bancorp, Inc.	(845)	(15,167)	(0.17)
Haynes International, Inc.	(802)	(23,353)	(0.26)
Healthcare Services Group, Inc.	(2,710)	(85,668)	(0.95)
Henry Schein, Inc.	(1,319)	(84,995)	(0.94)
Hilton Grand Vacations, Inc.	(711)	(18,072)	(0.20)
Huber + Suhner AG	(142)	(10,849)	(0.12)
Huhtamaki OYJ	(2,050)	(77,836)	(0.86)
Hunting PLC	(8,534)	(54,643)	(0.60)
Iliad SA	(208)	(23,925)	(0.26)
IMCD NV	(1,050)	(85,462)	(0.94)
Independence Group NL	(10,409)	(32,165)	(0.35)
Instructure, Inc.	(2,719)	(113,064)	(1.25)
Interactive Brokers Group, Inc.	(915)	(46,504)	(0.51)
Intercontinental Exchange, Inc.	(138)	(11,342)	(0.13)

International Flavors & Fragrances, Inc.	(141)	(19,097)	(0.21)
IPG Photonics Corp.	(299)	(37,405)	(0.41)
JCDecaux SA	(2,805)	(78,151)	(0.86)
JCR Pharmaceuticals Co., Ltd.	(368)	(23,033)	(0.25)
Jungheinrich AG	(1,541)	(43,385)	(0.48)
Just Eat PLC	(1,314)	(9,970)	(0.11)
Kobayashi Pharmaceutical Co., Ltd.	(1,587)	(118,131)	(1.30)
Komatsu Ltd.	(2,428)	(54,049)	(0.60)
Kratos Defense & Security Solutions, Inc.	(1,605)	(35,387)	(0.39)
Labrador Iron Ore Royalty Corp.	(1,952)	(45,507)	(0.50)
Lancashire Holdings Ltd.	(1,487)	(13,185)	(0.15)
Leggett & Platt, Inc.	(590)	(20,945)	(0.23)
Liquidity Services, Inc.	(1,794)	(10,080)	(0.11)
LSB Industries, Inc.	(2,888)	(9,674)	(0.11)
Lucara Diamond Corp.	(7,946)	(8,934)	(0.10)
Macerich Co.	(1,800)	(65,396)	(0.72)
Manulife Financial Corp.	(3,430)	(57,545)	(0.63)
Martin Marietta Materials, Inc.	(115)	(24,232)	(0.27)
MaxLinear, Inc.	(790)	(16,727)	(0.18)
McDonald’s Corp.	(602)	(119,360)	(1.31)
Mercury Systems, Inc.	(693)	(47,671)	(0.53)
Mid-America Apartment Communities, Inc.	(463)	(52,881)	(0.58)
Midland States Bancorp, Inc.	(359)	(8,789)	(0.10)
Minth Group Ltd.	(20,050)	(58,048)	(0.64)
Mitsubishi Motors Corp.	(5,869)	(27,675)	(0.31)
Mitsui E&S Holdings Co., Ltd.	(1,829)	(14,624)	(0.16)
Miura Co., Ltd.	(3,927)	(122,081)	(1.34)
Mondelez International, Inc.	(967)	(49,151)	(0.54)
Monro, Inc.	(465)	(37,097)	(0.41)
Motorcar Parts of America, Inc.	(556)	(9,845)	(0.11)
Nanosonics Ltd.	(24,951)	(77,793)	(0.86)
Netflix, Inc.	(77)	(26,330)	(0.29)
New York Community Bancorp, Inc.	(8,457)	(83,975)	(0.93)
Nippon Paint Holdings Co., Ltd.	(1,107)	(43,850)	(0.48)
NMC Health PLC	(1,077)	(30,570)	(0.34)
Northwest Pipe Co.	(1,056)	(24,551)	(0.27)
NOW, Inc.	(1,925)	(25,088)	(0.28)
Nutanix, Inc.	(599)	(16,804)	(0.19)
Ocado Group PLC	(4,492)	(67,633)	(0.75)
Okta, Inc.	(711)	(80,528)	(0.89)
Oriental Land Co., Ltd.	(301)	(36,730)	(0.41)
Origin Energy Ltd.	(3,629)	(18,051)	(0.20)
Pacific Premier Bancorp, Inc.	(1,156)	(32,718)	(0.36)
PDF Solutions, Inc.	(2,872)	(34,889)	(0.38)
Pebblebrook Hotel Trust	(2,444)	(68,017)	(0.75)
Penske Automotive Group, Inc.	(252)	(10,746)	(0.12)
Penumbra, Inc.	(269)	(38,386)	(0.42)

People’s United Financial, Inc.	(3,171)	(48,742)	(0.54)
PerkinElmer, Inc.	(1,274)	(109,996)	(1.21)
Persol Holdings Co., Ltd.	(4,871)	(103,718)	(1.14)
Pinnacle Financial Partners, Inc.	(959)	(50,804)	(0.56)
PJT Partners, Inc.	(546)	(20,155)	(0.22)
Pluralsight, Inc.	(1,238)	(39,433)	(0.44)
PRA Group, Inc.	(1,336)	(36,890)	(0.41)
PROS Holdings, Inc.	(1,885)	(106,870)	(1.18)
Puma SE	(31)	(18,162)	(0.20)
QBE Insurance Group Ltd.	(6,587)	(53,257)	(0.59)
R1 RCM, Inc.	(2,152)	(25,269)	(0.28)
Radware Ltd.	(1,917)	(44,696)	(0.49)
Reliance Worldwide Corp Ltd.	(13,447)	(34,193)	(0.38)
Remy Cointreau SA	(614)	(84,217)	(0.93)
Republic First Bancorp, Inc.	(2,767)	(13,392)	(0.15)
Roper Technologies, Inc.	(86)	(29,544)	(0.33)
RWS Holdings PLC	(2,211)	(17,282)	(0.19)
Sanne Group PLC	(2,663)	(23,162)	(0.26)
Savaria Corp.	(1,816)	(17,449)	(0.19)
Schoeller-Bleckmann Oilfield	(600)	(47,249)	(0.52)
Serco Group PLC	(43,857)	(73,408)	(0.81)
Shin-Etsu Chemical Co., Ltd.	(201)	(16,754)	(0.18)
SHO-BOND Holdings Co., Ltd.	(1,489)	(103,288)	(1.14)
Shopify, Inc.	(174)	(47,762)	(0.53)
Singapore Telecommunications Ltd.	(44,136)	(102,615)	(1.13)
SNC-Lavalin Group, Inc.	(957)	(17,059)	(0.19)
SOITEC	(242)	(20,245)	(0.22)
Solutions 30 SE	(801)	(7,947)	(0.09)
Sony Financial Holdings, Inc.	(5,137)	(113,939)	(1.26)
Sophos Group PLC	(5,830)	(30,670)	(0.34)
Square, Inc.	(538)	(33,327)	(0.37)
Sun Hydraulics Corp.	(952)	(39,738)	(0.44)
Surge Energy, Inc.	(11,859)	(11,228)	(0.12)
SVB Financial Group	(443)	(89,288)	(0.99)
Switch, Inc.	(4,486)	(55,492)	(0.61)
Symrise AG	(525)	(49,080)	(0.54)
Tadano Ltd.	(1,005)	(9,742)	(0.11)
Takeaway.com NV	(592)	(52,207)	(0.58)
Ted Baker PLC	(2,497)	(42,962)	(0.47)
Tesla, Inc.	(70)	(13,041)	(0.14)
TFS Financial Corp.	(2,831)	(48,601)	(0.54)
TimkenSteel Corp.	(8,255)	(58,696)	(0.65)
TOTO Ltd.	(2,349)	(87,531)	(0.97)
Turquoise Hill Resources Ltd	(28,948)	(34,261)	(0.38)
UMH Properties, Inc.	(2,827)	(37,623)	(0.42)
United Parcel Service, Inc.	(591)	(54,953)	(0.61)
Vicor Corp.	(1,509)	(45,732)	(0.50)

Visteon Corp.	(502)	(22,343)	(0.25)
Vivendi SA	(1,409)	(37,899)	(0.42)
Vulcan Materials Co.	(565)	(70,520)	(0.78)
Wallenstam AB	(5,251)	(53,017)	(0.58)
Weir Group PLC	(5,605)	(103,855)	(1.15)
Western Forest Products, Inc.	(16,172)	(18,182)	(0.20)
Weyerhaeuser Co.	(2,774)	(63,247)	(0.70)
Wheaton Precious Metals Corp.	(2,559)	(56,579)	(0.62)
Willis Towers Watson PLC	(518)	(90,980)	(1.00)
Yara International ASA	(2,042)	(87,665)	(0.97)

Total		$(9,063,086)	(100.00)%

At May 31, 2019, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Currency	Contract Amount		Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy	Sell
June 21, 2019	Australian Dollar	AUD2,699,000	$(1,891,097)	$1,873,307	$(17,788)	Bank of America
June 21, 2019	Australian Dollar	$2,956,560	AUD(4,202,000)	(2,916,500)	40,061	Bank of America
June 21, 2019	Canadian Dollar	CAD1,050,000	$(783,833)	777,216	(6,618)	Bank of America
June 21, 2019	Canadian Dollar	$2,168,655	CAD(2,886,000)	$(2,136,239)	$32,420	Bank of America
June 21, 2019	Euro Currency	EUR3,536,000	$(3,981,567)	3,955,905	(25,661)	Bank of America
June 21, 2019	Euro Currency	$6,081,271	EUR(5,364,000)	(6,000,986)	80,288	Bank of America
June 21, 2019	Japanese Yen	JPY376,087,000	$(3,422,378)	3,475,275	52,896	Bank of America
June 21, 2019	Japanese Yen	$3,651,007	JPY(403,163,000)	(3,725,473)	(74,464)	Bank of America
June 21, 2019	Mexican Peso (new)	MXN16,630,000	$(854,930)	845,994	(8,937)	Bank of America
June 21, 2019	Mexican Peso (new)	$206,021	MXN(3,983,000)	(202,621)	3,398	Bank of America
June 21, 2019	New Zealand Dollar	NZD1,886,000	$(1,283,092)	1,234,268	(48,826)	Bank of America
June 21, 2019	New Zealand Dollar	$2,033,163	NZD(3,011,000)	(1,970,506)	62,651	Bank of America
June 21, 2019	Pound Sterling	GBP3,924,000	$(5,139,749)	4,965,256	(174,492)	Bank of America
June 21, 2019	Pound Sterling	$5,833,375	GBP(4,478,000)	(5,666,262)	167,112	Bank of America
June 21, 2019	Swiss Franc	CHF825,000	$(822,411)	825,317	2,909	Bank of America
June 21, 2019	Swiss Franc	$2,012,341	CHF(2,006,000)	(2,006,771)	5,568	Bank of America
August 09, 2019	Canadian Dollar	CAD5,483,115	$(4,095,000)	4,060,802	(34,198)	Canadian Imperial Bank of Commerce
August 9, 2019	Euro Currency	EUR1,051,000	$(1,181,471)	1,178,389	(3,082)	Bank of Montreal
August 09, 2019	Euro Currency	$5,677,093	EUR(5,066,000)	(5,680,038)	(2,945)	BNP Paribas, N.A.
August 9, 2019	Japanese Yen	JPY76,713,928	$(702,000)	709,760	7,761	Bank of America
August 09, 2019	Polish Zloty	PLN21,861,918	$(5,677,093)	5,703,155	26,062	BNP Paribas, N.A.
August 9, 2019	Turkish Lira	$2,153,000	TRY(13,658,632)	(2,245,371)	(92,371)	BNP Paribas, N.A.

					$(8,256)

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Common Stocks Purchased Long — 120.2%

Australia — 4.1%
BHP Group PLC	4,756	$107,166
Regis Resources, Ltd.	10,602	32,982

		140,148
Bermuda — 2.0%
Argo Group International Holdings, Ltd.	226	15,931
Essent Group, Ltd. (2)	1,069	50,189

		66,120
Canada — 12.6%
Air Canada (2)	2,655	78,377
Allied Properties Real Estate Investment Trust	1,882	67,686
Canfor Corp. (2)	2,766	18,009
Cascades, Inc.	769	5,018
Cogeco Communications, Inc.	310	21,261
Cogeco, Inc.	170	10,624
Equitable Group, Inc.	542	26,992
George Weston, Ltd.	650	48,558
Hudbay Minerals, Inc.	5,407	26,563
Husky Energy, Inc.	1,743	16,365
Interfor Corp. (2)	3,131	26,385
InterRent Real Estate Investment Trust	2,188	22,906
Methanex Corp.	505	21,020
Quebecor, Inc., Class B	435	10,267
Teck Resources, Ltd., Class B	1,372	27,885

		427,916
Cayman Islands — 0.5%
Tianneng Power International, Ltd.	22,000	17,893

China — 0.4%
Agricultural Bank of China, Ltd., Class H	32,000	13,692

Denmark — 1.8%
Novo Nordisk A/S, Class B	389	18,335
Scandinavian Tobacco Group A/S, Class A (5)	3,604	43,666

		62,001
France — 2.4%
Boiron SA	258	11,096
Derichebourg SA	7,359	25,273
Peugeot SA	1,298	28,930
Sanofi	212	17,121

		82,420
Germany — 0.3%
Hamburger Hafen und Logistik AG	388	9,214

Hong Kong — 3.6%
HKT Trust & HKT, Ltd.	35,000	55,140
SITC International Holdings Co., Ltd.	6,000	6,117
SmarTone Telecommunications Holdings, Ltd.	47,000	46,119
WH Group, Ltd. (5)	18,000	16,126

		123,502
Indonesia — 1.9%
Bukit Asam Tbk PT	231,600	49,632
Indo Tambangraya Megah Tbk PT	11,300	13,861

		63,493

Italy — 4.4%
ASTM SpA	626	16,989
Enel SpA	18,268	113,833
Societa Iniziative Autostradali e Servizi SpA	1,151	20,005

		150,827
Japan — 13.6%
Arcs Co., Ltd.	1,300	25,149
Artnature, Inc.	1,600	9,132
Frontier Real Estate Investment Corp.	26	109,994
Fukuda Corp.	500	19,475
Heiwado Co., Ltd.	2,300	40,319
J-Oil Mills, Inc.	500	18,243
KDDI Corp.	1,200	30,822
Keihin Corp.	2,000	25,930
Mitsui Sugar Co., Ltd.	700	14,725
Nippon Telegraph & Telephone Corp.	2,400	107,399
Okinawa Electric Power Co., Inc.	2,099	31,802
Press Kogyo Co., Ltd.	3,700	15,764
Yorozu Corp. (1)	1,000	11,915

		460,669
Luxembourg — 0.6%
Trinseo SA	586	21,588

Malaysia — 0.3%
Malaysian Pacific Industries Bhd	4,100	8,745

Netherlands — 2.7%
Koninklijke Ahold Delhaize NV (1)	4,048	90,965

New Zealand — 1.8%
Air New Zealand, Ltd.	26,785	45,503
New Zealand Refining Co., Ltd.	10,320	13,891

		59,394
Norway — 3.1%
Austevoll Seafood ASA	2,253	23,619
DNO ASA	7,920	13,728
Leroy Seafood Group ASA (1)	8,436	57,789
Sparebank 1 Oestlandet	1,002	9,603

		104,739
Poland — 0.9%
Asseco Poland SA	2,276	30,302

Portugal — 0.4%
Altri SGPS SA (1)	1,867	12,602

Singapore — 4.3%
ComfortDelGro Corp., Ltd.	20,700	37,072
DBS Group Holdings, Ltd.	5,600	98,932
First Resources, Ltd.	10,300	11,554

		147,558
South Korea — 3.2%
DB HiTek Co., Ltd.	1,686	20,498
KT Corp.	2	47
Samsung Electronics Co., Ltd.	2,511	89,134

		109,679
Sweden — 0.5%
Mycronic AB	1,298	15,688

Switzerland — 3.5%
Ferrexpo PLC	5,003	14,592
Roche Holding AG	393	103,132

		117,724
Taiwan — 2.9%
Uni-President Enterprises Corp.	28,000	71,967

United Integrated Services Co., Ltd.	6,000	27,484

		99,451
United Kingdom — 11.1%
BT Group PLC	35,870	87,926
DFS Furniture PLC	3,636	11,108
GlaxoSmithKline PLC	4,814	92,958
Imperial Brands PLC	1,187	28,763
International Consolidated Airlines Group SA	4,228	23,994
Legal & General Group PLC	27,884	90,582
Reach PLC	8,138	7,967
SThree PLC	2,907	11,169
Watkin Jones PLC	7,823	21,327

		375,794
United States — 37.3%
AbbVie, Inc.	225	17,260
ArcBest Corp.	712	17,850
Best Buy Co., Inc.	556	34,845
Ciena Corp. (2)	1,461	51,047
Citizens Financial Group, Inc.	316	10,295
CONMED Corp.	636	51,185
ConocoPhillips	484	28,537
CRA International, Inc.	545	20,405
Discover Financial Services	556	41,450
Emergent BioSolutions, Inc. (2)	1,246	49,740
Employers Holdings, Inc.	480	19,939
Enova International, Inc. (2)	257	5,487
Essex Property Trust, Inc.	300	87,522
F5 Networks, Inc. (2)	115	15,189
FedNat Holding Co.	362	4,894
Genomic Health, Inc. (2)	185	9,666
Glaukos Corp. (2)	449	28,952
Globus Medical, Inc., Class A (2)	341	13,401
Haemonetics Corp. (2)	236	22,890
HealthStream, Inc. (2)	518	12,950
Huntington Ingalls Industries, Inc.	232	47,588
Integer Holdings Corp. (2)	493	34,559
Intersect ENT, Inc. (1) (2)	127	2,995
K12, Inc. (2)	1,123	34,330
Lantheus Holdings, Inc. (2)	907	21,759
LeMaitre Vascular, Inc.	261	6,737
Luminex Corp.	325	6,858
Marlin Business Services Corp.	900	20,070
Masco Corp.	1,413	49,342
Merit Medical Systems, Inc. (2)	1,191	61,491
Myriad Genetics, Inc. (2)	543	13,450
Natus Medical, Inc. (2)	420	10,458
NetApp, Inc.	496	29,363
NextGen Healthcare, Inc. (2)	636	12,243
OraSure Technologies, Inc. (2)	1,554	12,898
Orthofix Medical, Inc. (2)	495	24,418
Owens-Illinois, Inc.	500	8,000
Pacira BioSciences, Inc. (2)	312	13,575
Regions Financial Corp.	1,857	25,682
Rush Enterprises, Inc., Class A	661	23,314
Southwest Airlines Co.	251	11,948
SpartanNash Co.	375	4,328
Supernus Pharmaceuticals, Inc. (2)	713	21,411
Surmodics, Inc. (2)	234	9,491
Sykes Enterprises, Inc. (2)	793	19,635
Synchrony Financial	365	12,275
Sysco Corp.	543	37,369
U.S. Foods Holding Corp. (2)	1,415	48,902
United Continental Holdings, Inc. (2)	280	21,742
Unum Group	949	29,884
Vishay Intertechnology, Inc.	1,793	27,325

Vishay Precision Group, Inc. (2)	312	11,176
WW Grainger, Inc.	28	7,327

		1,265,447

Total Common Stocks Purchased Long (identified cost $4,183,251)		4,077,571

Short-Term Investments — 8.4%

Collateral Investment for Securities on Loan — 5.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (3)	181,692	181,692
Mutual Funds — 3.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	103,934	103,934

Total Short-Term Investments (identified cost $285,626)		285,626

Total Investments — 128.6% (identified cost $4,468,877)		4,363,197

Other Assets and Liabilities — (28.6)%		(969,849)

Total Net Assets — 100.0%		$3,393,348

Global Long/Short Equity Fund

Industry Allocation

As of May 31, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Agriculture	$83,983	2.5%
Airlines	181,564	5.3
Auto Manufacturers	28,930	0.9
Auto Parts & Equipment	53,609	1.6
Banks	158,204	4.7
Biotechnology	63,190	1.9
Building Materials	49,342	1.5
Chemicals	21,020	0.6
Coal	63,493	1.9
Commercial Services	112,112	3.3
Computers	79,300	2.3
Cosmetics/Personal Care	9,132	0.3
Distribution/Wholesale	7,327	0.2
Diversified Financial Services	106,274	3.1
Electric	145,635	4.3
Electrical Components & Equipment	17,893	0.5
Electronics	54,189	1.6
Engineering & Construction	46,959	1.4
Environmental Control	25,273	0.7
Food	498,059	14.7
Forest Products & Paper	62,014	1.8
Healthcare-Products	317,758	9.4
Holding Companies-Diversified	8,745	0.3
Insurance	211,419	6.2
Internet	28,139	0.8
Media	50,119	1.5
Mining	209,188	6.2
Miscellaneous Manufacturing	21,588	0.6
Oil & Gas	72,521	2.1
Packaging & Containers	8,000	0.2
Pharmaceuticals	294,888	8.7
Real Estate	21,327	0.6
Real Estate Investment Trusts	288,108	8.5
Retail	69,267	2.0
Semiconductors	109,632	3.2
Shipbuilding	47,588	1.4
Software	12,243	0.4
Telecommunications	378,500	11.2
Transportation	61,039	1.8
Total Common Stocks Purchased Long	4,077,571	120.2
Collateral Investment for Securities on Loan	181,692	5.3
Mutual Funds	103,934	3.1

Total Investments	4,363,197	128.6
Other Assets and Liabilities	(969,849)	(28.6)
Total Net Assets	$3,393,348	100.0%

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at 5/31/19	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	BMO Alternatives Strategies Global Short Index††	Pay	1 Month USD LIBOR plus 0.15%	Monthly	06/29/2020	$2,079,018	$9,006	$—	$9,006

							$9,006	$—	$9,006

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of May 31, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
AIXTRON SE	(16,181)	$(156,226)	(1.75)%
Albemarle Corp.	(2,474)	(156,574)	(1.76)
Asahi Holdings, Inc.	(6,717)	(130,109)	(1.46)
ASOS PLC	(3,935)	(170,610)	(1.92)
Atmos Energy Corp.	(2,179)	(221,825)	(2.49)
BOK Financial Corp.	(1,868)	(139,938)	(1.57)
Brown-Forman Corp.	(929)	(46,420)	(0.52)
Caverion OYJ	(5,763)	(38,535)	(0.43)
Cellnex Telecom SA	(6,128)	(214,762)	(2.41)
Century Aluminum Co.	(36,217)	(202,456)	(2.27)
Chugoku Marine Paints Ltd.	(7,205)	(62,111)	(0.70)
Daifuku Co., Ltd.	(4,744)	(239,015)	(2.68)
Easterly Government Properties, Inc.	(14,488)	(266,725)	(2.99)
Fugro NV	(11,001)	(90,719)	(1.02)
Fuji Seal International, Inc.	(4,121)	(143,286)	(1.61)
Goldwin, Inc.	(470)	(59,945)	(0.67)
GRENKE AG	(2,777)	(264,624)	(2.97)
HarborOne Bancorp, Inc.	(5,157)	(92,521)	(1.04)
Howard Bancorp, Inc.	(2,812)	(39,081)	(0.44)
Huatai Securities Co., Ltd.	(139,146)	(220,418)	(2.47)
Just Eat PLC	(17,841)	(135,373)	(1.52)
Kansai Paint Co., Ltd.	(13,782)	(261,104)	(2.93)
Kawasaki Kisen Kaisha Ltd.	(19,479)	(220,126)	(2.47)
Kura Sushi, Inc.	(1,019)	(39,653)	(0.46)
Lilis Energy, Inc.	(72,576)	(52,981)	(0.59)
M3, Inc.	(6,079)	(114,895)	(1.29)
Macerich Co.	(4,513)	(163,966)	(1.84)
MISUMI Group, Inc.	(10,944)	(258,145)	(2.90)
Money Forward, Inc.	(1,049)	(38,463)	(0.44)
NextEra Energy, Inc.	(1,113)	(220,536)	(2.48)
Nihon M&A Center, Inc.	(4,556)	(113,412)	(1.27)
Nippon Paint Holdings Co., Ltd.	(6,657)	(263,641)	(2.96)
Nippon Yusen KK	(16,461)	(249,101)	(2.80)
Nitori Holdings Co., Ltd.	(1,548)	(184,324)	(2.07)
Noodles & Co.	(10,281)	(74,330)	(0.83)
Nordic Semiconductor ASA	(11,306)	(46,185)	(0.52)
Northam Platinum Ltd.	(64,541)	(249,653)	(2.80)
Northwest Pipe Co.	(2,758)	(64,091)	(0.72)
Nufarm Ltd.	(43,660)	(119,185)	(1.34)
OGE Energy Corp.	(5,332)	(221,595)	(2.49)
Okta, Inc.	(2,586)	(292,800)	(3.29)
Pacific Metals Co., Ltd.	(2,327)	(47,468)	(0.53)

Park24 Co., Ltd.	(10,098)	(189,733)	(2.13)
People’s United Financial Inc.	(6,604)	(101,499)	(1.14)
Pinnacle Financial Partners, Inc.	(3,776)	(199,920)	(2.24)
PROS Holdings, Inc.	(5,670)	(321,516)	(3.61)
Rayonier, Inc.	(2,123)	(59,749)	(0.67)
Republic First Bancorp, Inc.	(9,822)	(47,537)	(0.53)
Senior Housing Properties Trust	(5,080)	(40,029)	(0.46)
Shimano, Inc.	(240)	(36,718)	(0.41)
SMS Co., Ltd.	(11,584)	(280,376)	(3.15)
Square, Inc.	(1,004)	(62,199)	(0.70)
St James’s Place PLC	(7,775)	(102,551)	(1.15)
Takeaway.com NV	(1,190)	(105,033)	(1.18)
TFS Financial Corp.	(3,084)	(52,949)	(0.59)
TimkenSteel Corp.	(13,457)	(95,682)	(1.07)
Toridoll Holdings Corp.	(5,744)	(99,239)	(1.11)
Umicore SA	(1,690)	(50,272)	(0.56)
Wallenstam AB	(10,096)	(101,941)	(1.14)
Weir Group PLC	(14,203)	(263,157)	(2.95)
Weyerhaeuser Co.	(3,367)	(76,776)	(0.86)
Zalando SE	(5,157)	(204,235)	(2.29)
Zur Rose Group AG	(319)	(30,889)	(0.35)

Total		(8,908,925)	(100.00)%

Swap Counterparty	Index	Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at February 28, 2019	Upfront Payment	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	BMO Alternatives Strategies Global Short Index††	Pay	1 Month USD LIBOR plus 0.15%	Monthly	6/29/2020	$2,079,018	$9,006	$—	$9,006

							$9,006	$—	$9,006

†† See tables below for details of the equity basket holdings underlying the swap.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 96.2%

Alabama — 5.8%
Albertville Municipal Utilities Board - Water System,AGM:
2.000%, 8/15/2019	$735,000	$735,463
2.000%, 8/15/2020	355,000	356,211
Black Belt Energy Gas District:
2.566%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	4,500,000	4,417,965
4.000%, 6/1/2021	1,000,000	1,043,280
4.000%, 6/1/2022	1,000,000	1,061,670
Chatom Industrial Development Board, 1.850%, 8/1/2037, Call 8/1/2019 (8)	4,800,000	4,801,392
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,009,960
Health Care Authority for Baptist Health, 1.810%, 11/1/2042, Call 6/3/2019 (8)	11,125,000	11,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,390
Southeast Alabama Gas Supply District, 2.566%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (8)	5,000,000	4,944,200
Tender Option Bond Trust Receipts/Certificates, 1.580%, 5/1/2026 (5) (8)	3,650,000	3,650,000

		33,305,531
Arizona — 0.7%
Arizona Health Facilities Authority:
3.270%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,258,092
3.270%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	750,000	751,868

		4,009,960
Arkansas — 1.8%
Arkansas Development Finance Authority:
1.810%, 9/1/2044, Call 6/3/2019 (8)	7,000,000	7,000,000
2.520%, (SIFMA Municipal Swap Index Yield), 9/1/2019, Call 7/1/2019 (8)	3,000,000	3,000,630
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	85,000	84,994

		10,085,624
California — 2.1%
Bay Area Toll Authority, 2.520%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,797,670
California Health Facilities Financing Authority, NATL-RE, 2.800%, 7/1/2022, Call 5/31/2019 (8) (9)	500,000	500,000
Northern California Gas Authority No. 1, 2.366%, (LIBOR 3 Month), 7/1/2019 (8)	3,935,000	3,935,000
Palomar Health, 4.000%, 11/1/2019	505,000	508,747
State of California, 1.710%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 12/1/2019 (8)	750,000	750,188
Tender Option Bond Trust Receipts/Certificates:
1.450%, 12/1/2022 (5) (8)	1,000,000	1,000,000
1.620%, 8/1/2042, Call 2/1/2026 (5) (8)	3,730,000	3,730,000

		12,221,605
Colorado — 0.6%
City & County of Denver Airport System Revenue, AGC, 2.240%, 11/15/2025, Call 5/31/2019 (8) (9)	525,000	525,000
Colorado Health Facilities Authority, 5.000%, 6/1/2019	450,000	450,000
Colorado School of Mines, 2.165%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (8)	1,185,000	1,185,273
E-470 Public Highway Authority, 2.052%, (LIBOR 1 Month), 9/1/2021, Call 9/1/2020 (8)	1,370,000	1,370,164

		3,530,437
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	414,652

District of Columbia — 0.5%

District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/1/2019	360,000	360,958
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,617,025

		2,977,983
Florida — 3.8%
Citizens Property Insurance Corp.:
5.000%, 6/1/2019	2,640,000	2,640,000
5.000%, 6/1/2020	3,870,000	4,006,727
City of Atlantic Beach, 3.000%, 11/15/2023, Call 5/15/2020	2,000,000	2,016,140
City of Orlando, AGM, 3.000%, 11/1/2019	850,000	855,194
Lee Memorial Health System, 1.670%, 4/1/2049, Call 6/3/2019 (8)	4,000,000	4,000,000
North Broward Hospital District, 5.000%, 1/1/2020	875,000	890,531
Palm Beach County School District, 5.000%, 8/1/2019	1,600,000	1,609,120
RBC Municipal Products, Inc. Trust, 1.620%, (SIFMA Municipal Swap Index Yield), 9/3/2019 (5) (8)	5,000,000	5,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	621,128

		21,638,840
Georgia — 5.8%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/21/2019	3,000,000	3,000,060
Bartow County Development Authority, 2.050%, 11/19/2021 (8)	1,400,000	1,399,188
Burke County Development Authority, 2.250%, 5/25/2023 (8)	4,000,000	4,021,440
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,750,000
Main Street Natural Gas, Inc.:
1.990%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,955,400
2.496%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,959,500
5.000%, 5/15/2021	700,000	739,648
Monroe County Development Authority:
2.000%, 6/13/2019 (8)	2,905,000	2,905,029
2.290%, 11/1/2048, Call 5/31/2019 (8)	3,100,000	3,100,000
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 7/1/2019	3,750,000	3,754,650
Municipal Electric Authority of Georgia, 5.000%, 1/1/2020	1,000,000	1,018,620
Waleska Downtown Development Authority, 2.000%, 8/1/2019, Call 7/1/2019	1,690,000	1,690,101

		33,293,636
Hawaii — 0.5%
City & County of Honolulu, 1.720%, (SIFMA Municipal Swap Index Yield), 9/1/2020, Call 6/17/2019 (8)	2,800,000	2,799,692

Idaho — 1.2%
Idaho Health Facilities Authority, 1.750%, 8/1/2019, Call 8/1/2019 (8)	3,700,000	3,701,147
Idaho Housing & Finance Association, 1.600%, 1/1/2038, Call 6/3/2019 (8)	3,205,000	3,205,000

		6,906,147
Illinois — 8.9%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,471,036
Chicago Park District, 4.000%, 1/1/2020	1,000,000	1,011,190
Chicago Transit Authority, 5.000%, 6/1/2019	4,000,000	4,000,000
City of Chicago Waterworks Revenue:
5.000%, 11/1/2019	250,000	253,327
5.000%, 11/1/2019	1,000,000	1,013,310
5.000%, 11/1/2021	1,000,000	1,074,490
Cook County Community College District No 527 Morton, 5.000%, 12/15/2029, Call 6/6/2019	1,750,000	1,750,297
County of Peoria, 1.620%, 6/15/2020 (5) (8)	7,000,000	7,000,000
Decatur Park District, 3.000%, 12/15/2019	4,311,000	4,337,254
Illinois Educational Facilities Authority:
1.800%, 2/13/2020 (8)	2,400,000	2,402,280
1.875%, 2/13/2020 (8)	2,250,000	2,253,915
Illinois Finance Authority:
2.170%, (SIFMA Municipal Swap Index Yield), 7/1/2023, Call 7/1/2022 (8)	2,000,000	2,000,000
3.000%, 12/1/2019	200,000	200,544
5.000%, 11/15/2019	605,000	614,341
5.000%, 11/15/2019	250,000	253,770
Illinois Housing Development Authority, 1.900%, 10/1/2021 (8)	1,790,000	1,798,001
Illinois State University, 5.000%, 4/1/2020	200,000	204,116

Lake County Forest Preserve District, 2.229%, (LIBOR 3 Month), 12/15/2020 (8)	250,000	250,288
Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,182,289
State of Illinois:
5.000%, 6/1/2020	1,000,000	1,030,110
5.000%, 8/1/2020	4,000,000	4,140,360
5.000%, 10/1/2021	1,500,000	1,601,235
5.000%, 2/1/2022	6,040,000	6,482,853
Tender Option Bond Trust Receipts/Certificates, 1.620%, 6/15/2031, Call 6/15/2026 (5) (8)	4,355,000	4,355,000
Town of Normal, 4.000%, 6/1/2019	230,000	230,000
Village of Bolingbrook, 4.000%, 3/1/2020	345,000	350,610

		51,260,616
Indiana — 5.1%
Brownsburg 1999 School Building Corp., 2.500%, 4/10/2020, Call 10/10/2019	1,950,000	1,956,260
Center Grove Multi-Facility School Building Corp., 2.500%, 12/15/2020, Call 6/15/2020 (7)	3,000,000	3,023,670
City of Whiting, 2.170%, (SIFMA Municipal Swap Index Yield), 12/2/2019, Call 6/28/2019 (8)	4,000,000	4,001,720
Indiana Bond Bank, 4.000%, 1/3/2020	3,000,000	3,042,480
Indiana Finance Authority, 1.950%, 6/3/2019 (8)	600,000	600,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.900%, 7/1/2047, Call 5/31/2019 (8)	7,450,000	7,450,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 1.900%, 7/1/2047, Call 5/31/2019 (8)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.670%, 10/15/2019 (5) (8)	8,500,000	8,500,000

		29,574,130
Iowa — 0.9%
Iowa Finance Authority, 1.995%, (SIFMA Municipal Swap Index Yield), 1/4/2024, Call 3/20/2020 (5) (8)	3,520,000	3,520,070
Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.720%, (SIFMA Municipal Swap Index Yield), 5/3/2021, Call 11/2/2020 (8)	1,500,000	1,497,705

		5,017,775
Kansas — 0.7%
City of Valley Center, 2.000%, 12/1/2020, Call 12/1/2019	3,400,000	3,405,168
State of Kansas Department of Transportation, 2.040%, (LIBOR 1 Month), 9/1/2021 (8)	400,000	400,228

		3,805,396
Kentucky — 3.4%
City of Berea, 2.200%, 6/1/2032, Call 6/3/2019 (8)	95,000	95,000
Kentucky Economic Development Finance Authority, 1.950%, 6/3/2019 (8)	3,000,000	3,000,000
Kentucky Housing Corp., 2.000%, 4/1/2021 (8)	1,400,000	1,405,306
Kentucky Public Energy Authority, 4.000%, 7/1/2020	2,115,000	2,163,603
Kentucky State Property & Building Commission, NATL-RE, 5.000%, 8/1/2019	2,500,000	2,514,075
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	539,609
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (8)	1,000,000	1,000,000
1.250%, 6/3/2019 (8)	1,000,000	1,000,000
1.850%, 4/1/2021 (8)	2,000,000	2,009,660
Tender Option Bond Trust Receipts/Certificates, 1.620%, 4/1/2032, Call 4/1/2027 (5) (8)	5,600,000	5,600,000

		19,327,253
Louisiana — 0.9%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	360,000	351,266
Louisiana Public Facilities Authority, 2.070%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 3/1/2023 (8)	5,000,000	5,002,350

		5,353,616
Maryland — 0.6%
City of Baltimore, 4.000%, 9/1/2019	350,000	352,128
RBC Municipal Products, Inc. Trust, 1.620%, (SIFMA Municipal Swap Index Yield), 7/1/2019 (5) (8)	3,000,000	3,000,000

		3,352,128
Massachusetts — 0.1%

Massachusetts Development Finance Agency:
1.900%, (SIFMA Municipal Swap Index Yield), 1/29/2020, Call 8/1/2019 (8)	500,000	500,045
5.000%, 7/1/2021	300,000	319,845

		819,890
Michigan — 0.7%
Michigan Finance Authority:
2.168%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (8)	200,000	200,390
5.000%, 11/15/2019	400,000	405,960
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (8)	775,000	774,791
Taylor Tax Increment Finance Authority,AGM:
4.000%, 5/1/2020, Call 7/1/2019	785,000	786,452
4.000%, 5/1/2021, Call 7/1/2019	600,000	601,128
Wayne-Westland Community Schools,Q-SBLF:
4.000%, 11/1/2019	700,000	707,203
4.000%, 11/1/2020	500,000	516,925

		3,992,849
Minnesota — 0.4%
Housing & Redevelopment Authority of the City of St. Paul, 3.000%, 11/15/2019	600,000	604,020
Minnesota Rural Water Finance Authority, Inc., 2.000%, 8/1/2020, Call 2/1/2020	2,000,000	2,005,720

		2,609,740
Mississippi — 1.0%
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,626,726
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019	1,000,000	1,000,000

		5,626,726
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, 2.875%, 2/1/2034, Call 4/1/2020	765,000	769,743
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	195,000	196,225
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.363%, 12/1/2022, Call 6/26/2019 (8) (9)	1,750,000	1,750,000

		2,715,968
Nebraska — 1.3%
Tender Option Bond Trust Receipts/Certificates, 1.490%, 11/1/2048, Call 11/1/2025 (5) (8)	7,495,000	7,495,000

Nevada — 0.7%
City of Carson City, 5.000%, 9/1/2019	345,000	347,525
City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,702,157
County of Humboldt NV, 1.250%, 6/3/2019 (8)	1,750,000	1,750,000

		3,799,682
New Jersey — 6.9%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,008,400
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	2,000,000	2,007,240
New Jersey Economic Development Authority:
1.710%, 11/1/2040, Call 5/31/2019 (8)	5,515,000	5,515,000
1.790%, 11/1/2031, Call 5/31/2019 (8)	4,510,000	4,510,000
5.000%, 6/15/2019	8,000,000	8,008,320
New Jersey Health Care Facilities Financing Authority:
1.710%, 7/1/2038, Call 5/31/2019 (8)	3,175,000	3,175,000
1.740%, 7/1/2028, Call 6/5/2019 (8)	300,000	300,000
New Jersey Transportation Trust Fund Authority:
2.420%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/26/2019 (8)	5,000,000	5,001,550
4.000%, 6/15/2019	500,000	500,395
4.000%, 6/15/2020	200,000	204,596
5.000%, 6/15/2019	4,500,000	4,504,950
New Jersey Turnpike Authority:
2.080%, (LIBOR 1 Month), 1/1/2021 (8)	1,750,000	1,751,137
2.220%, (LIBOR 1 Month), 1/1/2022 (8)	750,000	751,298
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,474,424

		39,712,310
New Mexico — 1.0%

New Mexico Municipal Energy Acquisition Authority, 2.415%, (LIBOR 1 Month), 8/1/2019, Call 6/21/2019 (8)	5,500,000	5,501,210

New York — 8.4%
Albany Industrial Development Agency, 1.560%, 7/1/2032, Call 6/6/2019 (8)	1,175,000	1,175,000
City of New York, AGC, 2.290%, 10/1/2021, Call 6/3/2019 (8) (9)	100,000	100,000
County of Suffolk, 5.000%, 7/24/2019	5,500,000	5,525,960
Long Island Power Authority, 2.490%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (8)	4,000,000	4,005,120
Metropolitan Transportation Authority:
1.870%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (8)	3,000,000	2,989,950
2.000%, (SIFMA Municipal Swap Index Yield), 11/15/2041 (8)	500,000	500,000
2.216%, (LIBOR 1 Month), 11/1/2022 (8)	2,985,000	2,968,582
2.365%, (LIBOR 1 Month), 2/1/2020 (8)	3,500,000	3,505,565
4.000%, 2/3/2020	3,000,000	3,050,310
5.000%, 11/15/2019, Call 11/15/2019 (8)	600,000	608,856
New York State Housing Finance Agency, SONYMA, 1.800%, 5/1/2020, Call 7/1/2019 (8)	1,000,000	1,000,100
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.770%, 3/1/2029 (8)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund:
1.720%, 5/1/2047, Call 5/31/2019 (5) (8)	3,800,000	3,800,000
1.770%, 3/1/2029 (8)	3,500,000	3,500,000
South Glens Falls Central School District, SAW, 3.000%, 7/26/2019	4,500,000	4,509,270
Triborough Bridge & Tunnel Authority:
2.038%, (SOFR + 43 basis points), 9/26/2019 (8)	1,420,000	1,420,653
2.365%, (LIBOR 1 Month), 2/1/2021 (8)	4,890,000	4,922,910

		48,282,276
North Carolina — 0.2%
North Carolina Medical Care Commission, 1.740%, 6/1/2029, Call 6/1/2020 (5) (8)	1,000,000	1,000,000

North Dakota — 0.3%
City of Williston:
5.000%, 7/15/2020	1,025,000	1,055,238
5.000%, 7/15/2021	750,000	789,300

		1,844,538
Ohio — 6.1%
City of Avon:
3.000%, 9/5/2019	1,250,000	1,254,737
3.000%, 1/22/2020	700,000	705,726
City of Bowling Green, 2.500%, 5/29/2020	1,000,000	1,008,400
City of Lakewood, 3.000%, 3/26/2020	1,600,000	1,619,056
City of North Olmsted, 3.000%, 4/9/2020	1,110,000	1,122,676
City of Seven Hills, 3.000%, 4/9/2020	875,000	884,923
City of Springfield, 2.500%, 4/15/2020	735,000	740,410
County of Belmont:
2.500%, 4/16/2020	1,900,000	1,913,870
3.000%, 8/29/2019	3,800,000	3,813,110
3.000%, 1/29/2020	1,000,000	1,008,230
County of Lake, 3.000%, 4/2/2020	1,265,000	1,279,750
County of Lorain, 3.000%, 2/7/2020	2,000,000	2,019,320
County of Lucas, 5.000%, 11/15/2019	1,165,000	1,180,727
County of Trumbull:
2.000%, 8/29/2019	2,800,000	2,801,876
3.125%, 8/29/2019	2,000,000	2,006,660
FHLMC Multifamily VRD Certificates, 1.670%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (8)	3,455,000	3,455,000
Little Miami Local School District, 3.000%, 11/21/2019	1,000,000	1,006,850
Ohio Housing Finance Agency, 1.750%, 6/1/2021, Call 6/1/2021 (8)	2,775,000	2,778,746
Township of Liberty OH/Ross County, 3.000%, 3/26/2020	1,150,000	1,162,949
Village of Cuyahoga Heights, 3.250%, 6/19/2019	1,000,000	1,000,760
Village of Orange, 3.000%, 8/29/2019	2,500,000	2,507,600

		35,271,376
Oklahoma — 0.6%
Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,981,358

Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	515,783
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,000,430

		3,497,571
Pennsylvania — 4.5%
Bethlehem Area School District, SAW, 2.181%, (LIBOR 1 Month), 11/1/2021, Call 11/2/2020 (8)	2,995,000	2,989,879
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,034,120
Manheim Township School District, 2.160%, (LIBOR 1 Month), 11/1/2021, Call 5/1/2021 (8)	2,000,000	2,000,640
Montgomery County Higher Education & Health Authority:
1.660%, 9/1/2050, Call 6/3/2019 (8)	8,000,000	8,000,000
2.140%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 9/1/2019 (8)	2,500,000	2,500,750
Montgomery County Industrial Development Authority, 4.000%, 12/1/2021	100,000	104,890
North Penn Water Authority, 2.165%, (LIBOR 1 Month), 11/1/2019, Call 6/21/2019 (8)	2,000,000	2,000,180
Northampton County General Purpose Authority, 2.780%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (8)	1,000,000	1,002,600
Pennsylvania Economic Development Financing Authority, 2.150%, 11/1/2021 (8)	2,000,000	2,010,580
Pennsylvania Turnpike Commission:
2.300%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (8)	1,800,000	1,809,702
2.570%, (SIFMA Municipal Swap Index Yield), 12/1/2019, Call 6/4/2019 (8)	2,225,000	2,226,090

		25,679,431
South Carolina — 2.8%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	253,285
Patriots Energy Group Financing Agency, 2.526%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (8)	6,000,000	5,967,420
South Carolina Jobs-Economic Development Authority, 1.650%, 5/1/2048, Call 5/31/2019 (8)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates, 1.670%, 1/1/2020 (5) (8)	6,000,000	6,000,000

		15,970,705
Tennessee — 2.3%
Chattanooga Health Educational & Housing Facility Board, 1.600%, 5/1/2039, Call 5/31/2019 (8)	5,710,000	5,710,000
County of Monroe, 1.200%, 6/15/2019	1,250,000	1,249,887
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2020 (8)	1,400,000	1,400,798
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,898,652
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	30,000	30,229

		13,289,566
Texas — 9.1%
Bexar County Health Facilities Development Corp.:
5.000%, 7/15/2019	125,000	125,399
5.000%, 7/15/2020	175,000	180,376
Deer Park Independent School District, PSF, 3.000%, 10/1/2019 (8)	2,000,000	2,009,460
Georgetown Independent School District, 2.500%, 8/1/2019 (8)	1,500,000	1,502,265
Goose Creek Consolidated Independent School District, PSF, 1.180%, 8/15/2019 (8)	1,800,000	1,798,740
Harris County Municipal Utility District No. 371, BAM, 2.000%, 9/1/2019	295,000	295,227
Houston Independent School District, PSF, 2.250%, 6/1/2022 (7) (8)	3,250,000	3,311,392
Irving Hospital Authority, 2.520%, (SIFMA Municipal Swap Index Yield), 10/15/2023, Call 4/15/2023 (8)	1,000,000	1,002,630
Midlothian Independent School District, PSF, 2.500%, 8/1/2020 (8)	1,500,000	1,516,620
Mission Economic Development Corp.:
1.750%, 7/1/2019 (8)	9,000,000	9,000,900
2.500%, 8/1/2020, Call 8/1/2019	6,500,000	6,506,695
North Texas Tollway Authority, 2.090%, (SIFMA Municipal Swap Index Yield), 1/1/2020, Call 7/1/2019 (8)	610,000	609,854
Northside Independent School District,PSF:
2.000%, 8/1/2019 (8)	5,000,000	5,003,650
2.125%, 8/1/2020, Call 8/1/2019 (8)	1,850,000	1,851,702
Panhandle Regional Housing Finance Agency, 2.000%, 5/1/2020 (8)	1,500,000	1,503,630
Port of Port Arthur Navigation District, 1.900%, 10/3/2019, Call 10/3/2019 (5) (8)	8,500,000	8,501,105
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (8)	4,000,000	4,002,240

Travis County Health Facilities Development Corp., 5.250%, 1/1/2020, Call 1/1/2020 (8)	3,400,000	3,507,882

		52,229,767
Utah — 0.8%
Tender Option Bond Trust Receipts/Certificates, 1.620%, 1/1/2025 (5) (8)	4,800,000	4,800,000

Virginia — 1.3%
FHLMC Multifamily VRD Certificates, 1.670%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (8)	2,985,000	2,988,343
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	937,971
Peninsula Ports Authority, 1.550%, 10/1/2019 (8)	3,450,000	3,445,653

		7,371,967
Washington — 1.1%
City of Bellingham Water & Sewer Revenue, 1.620%, 8/1/2019 (5) (8)	1,625,000	1,625,000
FYI Properties, 5.250%, 6/1/2025, Call 6/1/2019	4,300,000	4,300,000
Washington Health Care Facilities Authority, 2.728%, (LIBOR 1 Month), 7/1/2022, Call 1/1/2022 (8)	450,000	454,469

		6,379,469
West Virginia — 1.0%
West Virginia Hospital Finance Authority:
1.650%, 6/1/2033, Call 6/3/2019 (8)	5,000,000	5,000,000
5.000%, 1/1/2020	300,000	305,688
5.000%, 1/1/2021	360,000	378,122

		5,683,810
Wisconsin — 1.7%
City of Lancaster, 4.000%, 5/1/2021, Call 5/1/2020 (7)	1,010,000	1,025,797
Maple School District, 3.000%, 10/29/2019	1,300,000	1,305,616
Port Washington-Saukville School District, 2.500%, 10/1/2020, Call 10/1/2019	1,000,000	1,002,300
Public Finance Authority:
2.300%, 10/1/2019, Call 7/1/2019	1,500,000	1,499,415
5.000%, 11/15/2019	440,000	445,702
Tender Option Bond Trust Receipts/Certificates, 1.490%, 11/15/2044 (5) (8)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority, 1.770%, (SIFMA Municipal Swap Index Yield), 7/28/2021, Call 1/28/2021 (8)	500,000	499,025

		9,777,855

Total Municipals (identified cost $551,604,418)		552,226,727

Short-Term Investments — 4.6%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 2.480%, dated 5/31/2019, to be repurchased at $130,000,000 on 6/3/2019, collateralized by U.S. Government Treasury Obligation with various maturities to 12/31/2022, with a fair value of $131,614,080, 2.480%	124,422	124,422

Short-Term Municipals — 4.6%

District of Columbia — 0.5%
District of Columbia, 1.370%, 6/11/2019	3,000,000	3,000,000

Florida — 1.4%
City of Jacksonville, 1.830%, 6/11/2019	3,000,000	3,000,000
JEA Electric System Revenue, 1.500%, 6/4/2019	5,000,000	5,000,000

		8,000,000
Illinois — 0.6%
State of Illinois, 5.000%, 6/15/2019	3,500,000	3,503,428

Texas — 2.1%
City of Houston, 1.850%, 7/12/2019	2,000,000	2,000,000
City of San Antonio, 1.420%, 6/21/2019	4,250,000	4,250,000
San Antonio Texas Water System, 1.870%, 8/2/2019	3,000,000	3,000,000

University of North Texas System, 1.530%, 6/6/2019	2,500,000	2,500,000

		11,750,000

Total Short-Term Investments (identified cost $26,377,850)		26,377,850

Total Investments — 100.8% (identified cost $577,982,268)		578,604,577

Other Assets and Liabilities — (0.8)%		(4,478,678)

Total Net Assets — 100.0%		$574,125,899

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 100.6%

Alabama — 3.3%
Black Belt Energy Gas District:
2.566%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	$1,000,000	$981,770
4.000%, 6/1/2021, Call 3/1/2021 (8)	1,000,000	1,044,010
4.000%, 6/1/2023	1,000,000	1,078,400
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,076,470
Southeast Alabama Gas Supply District, 2.566%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (8)	1,000,000	988,840
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	208,194
5.000%, 8/1/2021	175,000	187,915

		5,565,599
Alaska — 0.9%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,006,030
City of Valdez, 5.000%, 1/1/2021	500,000	524,410

		1,530,440
Arizona — 1.9%
Arizona Health Facilities Authority:
3.270%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	250,000	250,623
3.270%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	250,000	250,623
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	481,721
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2019	100,000	100,309
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (8)	750,000	748,718
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	55,000	55,051
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	540,000	556,405
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	330,000	330,726
2.875%, 7/1/2021 (5)	200,000	199,818
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	256,720

		3,230,714
Arkansas — 0.2%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	30,000	29,998
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	257,081
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	25,000	25,338

		312,417
California — 5.7%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	520,175
Bay Area Toll Authority, 2.520%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (8)	500,000	513,620
California Health Facilities Financing Authority, NATL-RE, 2.800%, 7/1/2022, Call 5/31/2019 (8) (9)	400,000	400,000
California Housing Finance Agency, AGM, 6.180%, 2/1/2037, Call 6/6/2019 (8) (9)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,084,120
California Public Finance Authority:
5.000%, 10/15/2021	350,000	371,252
5.000%, 10/15/2022	300,000	325,686
California State Public Works Board:
5.000%, 4/1/2020	320,000	329,651
5.000%, 11/1/2020, Call 11/1/2019	35,000	35,538
5.125%, 10/1/2022, Call 10/1/2019	245,000	248,104
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	229,664

California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	756,772
California Statewide Communities Development Authority, NATL-RE, 6.300%, 4/1/2028 (8) (9)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	708,426
Chino Redevelopment Agency Successor Agency, AMBAC, 4.000%, 9/1/2019, Call 7/1/2019	250,000	250,450
City of Redding Electric System Revenue, NATL-RE, 3.896%, 7/1/2022 (8) (9)	100,000	100,000
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	960,689
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,093,100
Northern California Gas Authority No. 1, 2.366%, (LIBOR 3 Month), 7/1/2019 (8)	545,000	545,000
Palomar Health, 5.000%, 11/1/2022	375,000	410,734
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	432,771
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2019 (8)	220,000	220,625

		9,616,377
Colorado — 3.0%
City of Burlington Water & Sewer Revenue, AGM, 3.000%, 11/1/2019	100,000	100,423
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	50,000	50,068
5.000%, 10/1/2021	1,000,000	1,064,910
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	1,003,470
5.000%, 6/1/2021	250,000	265,235
5.000%, 6/1/2022	250,000	272,200
County of Montrose, 4.000%, 12/1/2019	200,000	202,292
E-470 Public Highway Authority, 2.678%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021 (8)	575,000	579,767
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	517,515
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (8)	750,000	805,192
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	128,768

		4,989,840
Connecticut — 1.1%
State of Connecticut:
2.340%, (SIFMA Municipal Swap Index Yield), 9/15/2019 (8)	115,000	115,198
5.000%, 3/15/2021	500,000	529,350
5.000%, 4/15/2023	1,000,000	1,124,210

		1,768,758
Florida — 5.3%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	513,910
5.000%, 4/1/2021	400,000	423,388
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,172,429
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	486,271
5.000%, 11/1/2022	350,000	389,581
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	305,676
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	25,810
Columbia County School Board, 5.000%, 7/1/2019	920,000	922,410
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	427,052
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	104,748
County of Okeechobee, 1.550%, 7/1/2021 (8)	915,000	910,096
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	316,860
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	45,000	45,515
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	335,241
5.000%, 6/1/2021	300,000	317,850
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	41,204
Pinellas County Health Facilities Authority, NATL-RE, 3.581%, 11/15/2023, Call 5/31/2019 (8) (9)	125,000	125,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	532,265
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,002,700
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	243,556

5.000%, 7/1/2020	300,000	310,923

		8,952,485
Georgia — 7.4%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	515,435
Bartow County Development Authority, 2.050%, 11/19/2021 (8)	500,000	499,710
Burke County Development Authority, 2.925%, 3/12/2024 (8)	1,250,000	1,293,275
City of Atlanta:
5.000%, 1/1/2021	250,000	263,848
5.000%, 1/1/2022	700,000	757,288
City of Atlanta Water & Wastewater Revenue, 6.000%, 11/1/2029, Call 11/1/2019	290,000	295,408
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	157,062
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	426,787
Gainesville & Hall County Hospital Authority:
2.370%, (SIFMA Municipal Swap Index Yield), 2/18/2020, Call 8/22/2019 (8)	350,000	350,140
5.000%, 2/15/2021	700,000	737,982
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,338,087
Main Street Natural Gas, Inc.:
2.415%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (8)	1,000,000	989,560
2.496%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	500,000	495,950
5.000%, 5/15/2024	1,250,000	1,412,000
Monroe County Development Authority, 2.290%, 11/1/2048, Call 5/31/2019 (8)	1,900,000	1,900,000
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	969,229

		12,401,761
Guam — 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	542,770

Idaho — 0.1%
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	75,305

Illinois — 16.6%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,110,250
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	108,633
5.000%, 1/1/2022	200,000	217,266
Chicago Park District:
5.000%, 1/1/2022	250,000	267,430
5.000%, 1/1/2022	500,000	534,860
Chicago Transit Authority:
5.000%, 6/1/2019	1,000,000	1,000,000
5.000%, 6/1/2021	750,000	794,475
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	881,681
5.000%, 1/1/2022	500,000	539,085
City of Chicago Waterworks Revenue:
5.000%, 11/1/2019	620,000	628,252
5.000%, 11/1/2021	1,445,000	1,554,415
City of Waukegan, 5.000%, 12/30/2020	250,000	262,983
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	100,000	98,988
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,017,330
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	253,735
5.000%, 11/15/2021	720,000	774,734
Illinois Finance Authority:
3.090%, (LIBOR 1 Month), 5/1/2021, Call 11/1/2020 (8)	1,000,000	1,002,930
5.000%, 1/1/2021	200,000	208,968
5.000%, 11/15/2021	400,000	431,864
5.000%, 1/1/2022	150,000	160,863
5.000%, 7/15/2022	750,000	827,798
5.000%, 11/15/2022	555,000	616,083
5.000%, 12/1/2022	290,000	311,785
5.000%, 5/15/2023	250,000	273,170
5.000%, 5/15/2024	450,000	500,508
Illinois Housing Development Authority, 1.900%, 10/1/2021 (8)	500,000	502,235

Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 7/1/2019	40,000	40,078
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,112,460
Lake County Forest Preserve District, 2.229%, (LIBOR 3 Month), 12/15/2020 (8)	140,000	140,161
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	185,189
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	29,322
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	402,592
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,000,000	1,119,480
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,097,910
State of Illinois:
5.000%, 4/1/2020	100,000	102,515
5.000%, 6/1/2020	500,000	515,055
5.000%, 8/1/2020	900,000	931,581
5.000%, 2/1/2021	240,000	251,640
5.000%, 11/1/2022	2,000,000	2,185,760
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	509,190
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,087,570
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	665,897
4.000%, 3/1/2023	510,000	547,643
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,110,000
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 7/1/2019	1,000,000	1,000,450

		27,914,814
Indiana — 3.3%
City of Whiting:
1.850%, 10/1/2019 (8)	1,000,000	1,000,630
2.170%, (SIFMA Municipal Swap Index Yield), 12/2/2019, Call 6/28/2019 (8)	1,000,000	1,000,430
Indiana Finance Authority:
1.950%, 6/3/2019 (8)	700,000	700,000
5.000%, 5/1/2020	100,000	103,025
5.000%, 8/15/2020	250,000	255,098
5.250%, 10/1/2022, Call 10/1/2021	150,000	162,792
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.900%, 7/1/2047, Call 5/31/2019 (8)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	103,352
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	261,857

		5,587,184
Kansas — 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	437,900
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	99,883
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	200,000	202,346

		740,129
Kentucky — 2.2%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	567,200
Kentucky Public Energy Authority, 4.000%, 7/1/2023	750,000	808,110
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 9/1/2019	1,200,000	1,201,500
Louisville/Jefferson County Metropolitan Government:
1.850%, 4/1/2021 (8)	500,000	502,415
5.000%, 10/1/2020	550,000	573,298

		3,652,523
Louisiana — 0.9%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	420,148
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,879
Louisiana Public Facilities Authority, 1.620%, 7/1/2021, Call 6/6/2019 (8)	885,000	885,000
Louisiana Public Facilities Authority, AMBAC, 3.408%, 9/1/2027, Call 6/18/2019 (8) (9)	50,000	50,000
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	113,639

		1,473,666
Maine — 0.1%
City of Portland General Airport Revenue:
4.000%, 7/1/2019	130,000	130,216

4.000%, 7/1/2020	110,000	112,587

		242,803
Maryland — 0.7%
City of Baltimore:
3.618%, 7/1/2037, Call 6/19/2019 (8) (9)	25,000	25,000
5.000%, 9/1/2022	500,000	549,815
City of Baltimore, NATL-RE, 3.736%, 7/1/2020 (8) (9)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	541,095
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	15,000	15,327

		1,181,237
Massachusetts — 1.9%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (8)	1,000,000	1,002,330
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	115,000	116,562
5.000%, 7/1/2021	280,000	297,931
5.000%, 7/1/2022	315,000	344,500
5.000%, 7/1/2024	260,000	297,588
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (8)	1,000,000	1,116,880

		3,175,791
Michigan — 1.8%
City of Wyandotte Electric System Revenue, BAM, 5.000%, 10/1/2019	250,000	252,292
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	905,192
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	613,713
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	157,102
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	155,528
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	528,195
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 7/1/2019	200,000	200,398
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 7/1/2019	270,000	270,508

		3,082,928
Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	539,705

Mississippi — 1.7%
Mississippi Business Finance Corp, 1.000%, 3/1/2027 (8)	1,250,000	1,251,100
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	155,863
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019	500,000	500,000
State of Mississippi, 5.000%, 10/15/2024	750,000	877,043

		2,784,006
Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2034, Call 4/1/2020	600,000	603,720
5.000%, 2/1/2022	250,000	266,790
5.000%, 2/1/2024, Call 2/1/2021	250,000	259,975
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	201,256
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.363%, 12/1/2022, Call 6/26/2019 (8) (9)	805,000	805,000
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	528,340

		2,665,081
Nebraska — 0.7%
Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (8)	1,000,000	1,120,720

Nevada — 1.3%
City of Carson City, 5.000%, 9/1/2022	500,000	545,765
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,122,760
County of Humboldt NV, 1.250%, 6/3/2019 (8)	500,000	500,000

		2,168,525
New Jersey — 3.3%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	1,000,000	1,003,620
New Jersey Economic Development Authority:
5.000%, 6/15/2019	500,000	500,520

5.000%, 11/1/2021	400,000	429,600
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2022	790,000	872,223
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	300,000	304,890
New Jersey Transportation Trust Fund Authority:
2.420%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/26/2019 (8)	475,000	475,147
4.000%, 12/15/2019	75,000	75,931
5.000%, 6/15/2019	150,000	150,156
5.000%, 12/15/2023	250,000	281,927
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	254,748
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	137,741
5.500%, 12/15/2020	10,000	10,550
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,088,400

		5,585,453
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.300%, 9/1/2040, Call 9/1/2019	5,000	5,115
New Mexico Municipal Energy Acquisition Authority, 2.415%, (LIBOR 1 Month), 8/1/2019, Call 6/21/2019 (8)	650,000	650,143

		655,258
New York — 9.2%
County of Suffolk, 5.000%, 7/24/2019	1,250,000	1,255,900
Long Island Power Authority, 2.490%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (8)	1,000,000	1,001,280
Metropolitan Transportation Authority:
4.000%, 2/3/2020	850,000	864,254
5.000%, 11/15/2024 (8)	1,000,000	1,167,330
New York State Dormitory Authority:
5.000%, 12/15/2019	495,000	504,702
5.000%, 12/1/2022 (5)	600,000	657,864
New York State Dormitory Authority, NATL-RE, 4.982%, 7/1/2029, Call 6/3/2019 (8) (9)	525,000	525,000
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (8)	350,000	351,866
New York State Housing Finance Agency, SONYMA, 1.875%, 11/1/2021, Call 5/1/2020 (8)	750,000	751,012
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.770%, 3/1/2029 (8)	1,300,000	1,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund:
1.720%, 5/1/2047, Call 5/31/2019 (5) (8)	1,200,000	1,200,000
1.770%, 3/1/2029 (8)	1,000,000	1,000,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	600,000	607,044
Triborough Bridge & Tunnel Authority:
2.038%, (SOFR + 43 basis points), 9/26/2019 (8)	945,000	945,435
2.365%, (LIBOR 1 Month), 2/1/2021 (8)	990,000	996,663
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,061,820
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,188,969

		15,379,139
North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (8) (9)	600,000	570,546
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	379,761

		950,307
North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	247,104
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	65,000	66,626

		313,730
Ohio — 2.9%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	863,507
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (8)	1,000,000	1,013,370
County of Hamilton:
4.000%, 1/1/2021	445,000	456,490
5.000%, 1/1/2022	465,000	495,248
County of Lorain, 3.000%, 2/7/2020	500,000	504,830

Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	65,000	65,844
State of Ohio, 1.950%, 6/3/2019 (8)	1,000,000	1,000,000
University of Toledo, 5.000%, 6/1/2020	375,000	387,683

		4,786,972
Pennsylvania — 4.2%
Allegheny County Hospital Development Authority:
2.448%, (LIBOR 3 Month), 2/1/2021, Call 8/1/2019 (8)	55,000	55,081
5.375%, 8/15/2029, Call 8/15/2019	225,000	226,658
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	276,430
Berks County Municipal Authority, 2.920%, (SIFMA Municipal Swap Index Yield), 7/1/2022, Call 6/17/2019 (8)	350,000	354,868
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,059
5.125%, 8/1/2025, Call 8/1/2019	90,000	90,527
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,096,760
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 12/15/2019 (7)	500,000	500,240
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	209,960
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	291,769
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	260,592
4.000%, 12/1/2023 (7)	100,000	108,253
4.000%, 12/1/2024 (7)	100,000	109,988
5.000%, 12/1/2023	320,000	349,318
North Penn Water Authority, 2.165%, (LIBOR 1 Month), 11/1/2019, Call 6/21/2019 (8)	800,000	800,072
Northampton County General Purpose Authority:
2.780%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (8)	1,000,000	1,002,600
2.820%, (SIFMA Municipal Swap Index Yield), 8/15/2020, Call 2/15/2020 (8)	150,000	150,824
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	204,718
Pennsylvania Turnpike Commission:
2.300%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (8)	325,000	326,752
2.400%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (8)	80,000	81,025
2.570%, (SIFMA Municipal Swap Index Yield), 12/1/2019, Call 6/4/2019 (8)	600,000	600,294

		7,106,788
South Carolina — 1.2%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,017,680
Patriots Energy Group Financing Agency, 2.526%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (8)	1,000,000	994,570

		2,012,250
Tennessee — 2.5%
Chattanooga Health Educational & Housing Facility Board, 1.600%, 5/1/2039, Call 5/31/2019 (8)	1,000,000	1,000,000
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	127,209
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2021 (8)	1,000,000	1,005,330
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (8)	1,000,000	1,068,930
5.000%, 2/1/2023	790,000	866,946
5.250%, 9/1/2020	10,000	10,378
5.250%, 9/1/2021	55,000	58,708

		4,137,501
Texas — 7.3%
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	166,518
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	246,036
Crane County Water District, 3.000%, 2/15/2021	605,000	618,812
Fort Bend Independent School District, PSF, 1.950%, 8/1/2022 (8)	1,000,000	1,008,760
Harris County Cultural Education Facilities Finance Corp., 2.250%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (8)	350,000	351,393
Houston Independent School District, PSF, 2.250%, 6/1/2022 (7) (8)	1,250,000	1,273,612
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	236,485
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 8/1/2019	1,000,000	1,001,030
New Hope Cultural Education Facilities Finance Corp.:

3.375%, 8/15/2021 (5)	405,000	406,908
4.000%, 11/15/2021	615,000	631,427
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	253,963
North Texas Higher Education Authority, Inc., 3.492%, (LIBOR 3 Month), 7/1/2030 (8)	90,000	89,880
North Texas Tollway Authority:
2.090%, (SIFMA Municipal Swap Index Yield), 1/1/2020, Call 7/1/2019 (8)	350,000	349,916
5.000%, 1/1/2022	250,000	272,048
Northside Independent School District, PSF:
2.000%, 8/1/2019 (8)	1,000,000	1,000,730
2.125%, 8/1/2020, Call 8/1/2019 (8)	675,000	675,621
Panhandle-Plains Higher Education Authority, Inc., 3.842%, (LIBOR 3 Month), 4/1/2035 (8)	210,000	211,724
Port of Port Arthur Navigation District, 1.900%, 10/3/2019, Call 10/3/2019 (5) (8)	1,500,000	1,500,195
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	522,150
5.000%, 11/15/2022	1,000,000	1,091,440
Texas State University System, 5.000%, 3/15/2022	350,000	384,055

		12,292,703
Utah — 0.1%
Salt Lake City Corp., AMBAC, 2.778%, 5/15/2020, Call 5/31/2019 (8) (9)	200,000	200,000

Vermont — 0.1%
City of Burlington Airport Revenue, AGM, 5.000%, 7/1/2019	100,000	100,247

Virginia — 1.0%
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	648,853
Henrico County Economic Development Authority, AGM, 4.251%, 8/23/2027, Call 5/31/2019 (8) (9)	1,100,000	1,100,000

		1,748,853
Washington — 1.1%
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	360,000
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2019	15,000	15,000
State of Washington, 5.000%, 2/1/2022	1,000,000	1,093,690
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	335,094

		1,803,784
West Virginia — 1.3%
West Virginia Economic Development Authority, 2.550%, 4/1/2024 (8)	1,000,000	1,019,150
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	561,740
5.000%, 1/1/2023	555,000	614,768

		2,195,658
Wisconsin — 2.5%
Public Finance Authority:
3.500%, 11/15/2023, Call 6/21/2019 (5)	355,000	355,110
5.000%, 11/15/2021	610,000	646,063
5.000%, 11/15/2022	500,000	539,505
State of Wisconsin:
5.000%, 9/1/2020	175,000	182,724
5.000%, 3/1/2021	300,000	318,297
Tender Option Bond Trust Receipts/Certificates, 1.490%, 11/15/2044 (5) (8)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	105,307
5.000%, 3/1/2020	200,000	202,814
5.000%, 8/15/2020	260,000	270,816
5.000%, 8/15/2022	200,000	221,474
5.000%, 8/15/2023	205,000	232,903

5.500%, 12/15/2020, Call 12/15/2019	80,000	81,671

		4,156,684

Total Municipals (identified cost $167,353,478)		168,740,905

Short-Term Investments — 0.7%

Repurchase Agreements — 0.1%

Agreement with Fixed Income Clearing Corp., 2.480%, dated 5/31/2019, to be repurchased at $115,000,000 on 6/3/2019, collateralized by U.S. Government Treasury Obligation with various maturities to 12/31/2022, with a fair value of $116,427,840, 2.480%	111,621	111,621

Short-Term Municipals — 0.6%

Illinois — 0.3%
State of Illinois, 5.000%, 6/15/2019	600,000	600,587

Texas — 0.3%
University of North Texas System, 1.530%, 6/6/2019	500,000	500,000

Total Short-Term Investments (identified cost $1,212,208)		1,212,208

Total Investments — 101.3% (identified cost $168,565,686)		169,953,113

Other Assets and Liabilities — (1.3)%		(2,122,017)

Total Net Assets — 100.0%		$167,831,096

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 19.4%

Automobiles — 8.3%
AmeriCredit Automobile Receivables Trust, Class D, (Series 2016-1), 3.590%, 2/8/2022	$2,000,000	$2,021,106
Capital Auto Receivables Asset Trust, Class D, (Series 2015-2), 3.160%, 11/20/2020	2,000,000	2,000,527
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	96,373	96,124
Drive Auto Receivables Trust:
Class C, (Series 2017-AA), 2.980%, 1/18/2022 (5)	673,542	673,934
Class D, (Series 2015-BA), 3.840%, 7/15/2021 (5)	452,981	454,133
Enterprise Fleet Financing LLC, Class A1, (Series 2018-2), 2.550%, 8/20/2019 (5)	76,947	76,932
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	467,030	466,595
Class A3, (Series 2017-2), 2.020%, 9/21/2020	833,546	832,072
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,650,770
Class B, (Series 2017-2), 2.430%, 6/21/2021	1,000,000	998,700
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	998,323
Hertz Vehicle Financing II LP:
Class A, (Series 2015-1A), 2.730%, 3/25/2021 (5)	500,000	500,322
Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	2,500,000	2,497,970
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	1,275,000	1,284,823
Nissan Auto Receivables Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	805,000	808,632
Santander Drive Auto Receivables Trust:
Class D, (Series 2015-1), 3.240%, 4/15/2021	1,276,461	1,277,530
Class D, (Series 2015-2), 3.020%, 4/15/2021	794,094	794,675
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	2,925,000	2,937,322
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	500,322
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	163,794	163,385
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	448,507

		21,482,704
Credit Cards — 5.8%
Cabela’s Credit Card Master Note Trust:
Class A, (Series 2014-2), 2.890% (LIBOR 1 Month + 45 basis points), 7/15/2022 (8)	1,000,000	1,000,249
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	1,008,153
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,205,967
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,478,205
GE Capital Credit Card Master Note Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,885,483	1,881,383
Synchrony Card Issuance Trust, Class A, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,254,939
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	365,958
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,988,526
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	999,856
Class A, (Series 2019-A), 3.140%, 12/15/2025	750,000	766,529

		14,949,765
Other Financial — 5.3%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,528,964
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	274,528	273,451
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	2,000,000	2,002,438

Ford Credit Floorplan Master Owner Trust A, Class B, (Series 2016-5), 2.160%, 11/15/2021	1,600,000	1,596,155
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	349,625	347,222
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,017,804
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	783,431	787,091
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 3.289% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5) (8)	3,000,000	3,000,813
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	171,117	171,109
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	777,594
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 3.091% (LIBOR 1 Month + 65 basis points), 1/20/2022 (8)	1,000,000	1,001,745
Westgate Resorts LLC, Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	1,108,475	1,113,766

		13,618,152

Total Asset-Backed Securities (identified cost $49,882,723)		50,050,621

Collateralized Mortgage Obligations — 7.9%

Federal Home Loan Mortgage Corporation — 1.4%
2.000%, 1/15/2024, (Series 4295)	479,562	476,688
3.000%, 2/15/2031, (Series 4013)	1,023,643	1,052,317
3.000%, 9/15/2032, (Series 4236)	1,508,021	1,521,507
4.500%, 8/15/2039, (Series 3778)	645,143	676,793

		3,727,305
Federal National Mortgage Association — 1.1%
3.000%, 6/25/2033	1,619,216	1,641,025
3.000%, 8/25/2040, (Series 2015-15)	1,308,019	1,322,777

		2,963,802
Federal National Mortgage Association — 1.0%
2.500%, 6/25/2029, (Series 2014-34)	887,221	891,039
3.643%, 7/25/2021, (Series 2011-M3)	1,543,551	1,567,758

		2,458,797
Government National Mortgage Association — 0.0%
2.900%, 2/16/2047, (Series 2018-118)	5,245	5,235

Private Sponsor — 4.4%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.613%, 5/20/2036 (8)	120,510	120,946
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	226,912	245,400
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	147,536	154,878
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	194,632	147,465
FREMF Mortgage Trust:
Class B, (Series 2013-K712), 3.350%, 5/25/2045 (5) (8)	2,085,000	2,084,612
Class B, (Series 2013-K713), 3.154%, 4/25/2046 (5) (8)	3,325,000	3,331,331
Class B, (Series 2014-K717), 3.629%, 11/25/2047 (5) (8)	1,750,000	1,783,592
Class C, (Series 2013-K35), 3.940%, 8/25/2023 (5) (8)	500,000	517,686
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (8)	1,027,544	1,040,704
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	55,138	53,316
Class 3A1, (Series 2007-A2), 4.104%, 4/25/2037 (8)	12,274	10,955
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.594%, 11/25/2034 (8)	229,767	237,843
OBX 2019-INV1 Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5) (8)	1,288,503	1,318,512
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 5.087%, 5/25/2036 (8)	85,948	89,626
Class 2A4, (Series 2006-AR8), 4.781%, 4/25/2036 (8)	26,222	26,602

Class A1, (Series 2006-AR19), 4.869%, 12/25/2036 (8)	194,707	193,974

		11,357,442

Total Collateralized Mortgage Obligations (identified cost $20,540,756)		20,512,581

Commercial Mortgage Securities — 5.9%

Government National Mortgage Association — 1.5%
1.800%, 7/16/2037, (Series 2013-179)	786,106	773,048
2.100%, 4/16/2050, (Series 2016-92)	1,260,928	1,227,483
2.205%, 1/16/2044, (Series 2014-61)	714,300	708,580
2.650%, 2/16/2045, (Series 2015-33)	1,047,404	1,045,433

		3,754,544

Private Sponsor — 4.4%
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	1,894,867	1,891,962
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	687,609	683,989
Great Wolf Trust, Class B, (Series 2017-WOLF), 3.540% (LIBOR 1 Month + 110 basis points), 9/15/2034 (5) (8)	2,000,000	2,000,976
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	704,759	723,819
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	280,451	280,117
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,176,411	1,161,882
RAIT Trust, Class A, (Series 2017-FL7), 3.390% (LIBOR 1 Month + 95 basis points), 6/15/2037 (5) (8)	564,726	560,567
SLIDE, Class B, (Series 2018-FUN), 3.689% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (8)	982,103	982,637
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,290,407	1,280,784
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,842,794	1,892,585

		11,459,318

Total Commercial Mortgage Securities (identified cost $15,276,025)		15,213,862

Corporate Bonds & Notes — 49.3%

Aerospace/Defense — 0.6%
General Dynamics Corp., 3.000%, 5/11/2021 (1)	750,000	759,524
United Technologies Corp., 3.100%, 6/1/2022	750,000	759,850

		1,519,374
Auto Manufacturers — 4.9%
American Honda Finance Corp.:
2.650%, 2/12/2021 (1)	1,000,000	1,004,582
2.745% (LIBOR 3 Month + 21 basis points), 2/12/2021 (8)	1,000,000	999,658
2.868% (LIBOR 3 Month + 34 basis points), 2/14/2020 (8)	900,000	901,832
3.450%, 7/14/2023	1,555,000	1,614,990
Ford Motor Credit Co. LLC, 3.867% (LIBOR 3 Month + 127 basis points), 3/28/2022 (8)	1,000,000	982,367
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	991,519
3.450%, 1/14/2022	750,000	751,366
3.873% (LIBOR 3 Month + 127 basis points), 10/4/2019 (8)	1,500,000	1,504,691
4.147% (LIBOR 3 Month + 155 basis points), 1/14/2022 (8)	750,000	757,345
PACCAR Financial Corp., 2.650%, 5/10/2022	600,000	606,015
Toyota Motor Corp., 3.183%, 7/20/2021	740,000	751,138
Toyota Motor Credit Corp.:
3.271% (LIBOR 3 Month + 69 basis points), 1/11/2022 (8)	1,000,000	1,010,120
3.350%, 1/8/2024 (1)	850,000	879,059

		12,754,682
Banks — 21.8%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	507,582
Bank of America Corp.:

2.328%, 10/1/2021 (8)	750,000	746,756
3.499%, 5/17/2022 (8)	1,000,000	1,014,833
3.581% (LIBOR 3 Month + 100 basis points), 4/24/2023 (8)	2,000,000	2,015,588
Branch Banking & Trust Co., 2.100%, 1/15/2020	750,000	748,073
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021 (1)	750,000	752,871
3.500%, 9/13/2023 (1)	650,000	674,035
Capital One Financial Corp., 3.050%, 3/9/2022 (1)	1,000,000	1,008,926
Capital One NA, 3.733% (LIBOR 3 Month + 115 basis points), 1/30/2023 (1) (8)	1,000,000	1,009,771
Citigroup, Inc.:
2.350%, 8/2/2021	520,000	517,306
2.700%, 10/27/2022 (1)	1,000,000	997,632
3.540% (LIBOR 3 Month + 96 basis points), 4/25/2022 (8)	1,500,000	1,512,834
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	1,981,013
Eagle Bancorp, Inc., 5.000% (LIBOR 3 Month + 385 basis points), 8/1/2026 (8)	1,230,000	1,242,366
Fifth Third Bancorp, 3.650%, 1/25/2024	1,200,000	1,248,701
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021 (1)	1,000,000	990,471
2.550%, 10/23/2019	1,500,000	1,499,670
3.625%, 1/22/2023 (1)	1,000,000	1,026,787
Hanmi Financial Corp., 5.450% (LIBOR 3 Month + 332 basis points), 3/30/2027 (8)	2,000,000	2,050,969
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (8)	1,000,000	1,025,688
Huntington Bancshares, Inc.:
2.300%, 1/14/2022	1,144,000	1,135,883
3.150%, 3/14/2021 (1)	1,000,000	1,009,294
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,747,441
KeyBank NA, 3.300%, 2/1/2022	500,000	510,825
MB Financial Bank NA, 4.000%, 12/1/2027 (8)	2,000,000	2,018,800
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021 (1)	850,000	866,521
3.761%, 7/26/2023 (1)	1,000,000	1,038,490
Morgan Stanley:
2.625%, 11/17/2021	1,250,000	1,247,951
3.771% (LIBOR 3 Month + 118 basis points), 1/20/2022 (1) (8)	645,000	651,788
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,400,000	1,399,237
2.625%, 7/23/2020	1,000,000	1,002,137
Peapack Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (8)	500,000	510,880
PNC Bank NA:
2.842% (LIBOR 3 Month + 25 basis points), 1/22/2021 (8)	750,000	751,316
3.500%, 6/8/2023 (1)	1,000,000	1,032,393
PNC Financial Services Group, Inc., 4.375%, 8/11/2020 (1)	950,000	971,756
Regions Bank, 2.972% (LIBOR 3 Month + 38 basis points), 4/1/2021 (1) (8)	1,000,000	997,210
Renasant Corp., 5.000% (LIBOR 3 Month + 384 basis points), 9/1/2026 (8)	825,000	833,121
Royal Bank of Canada:
2.750%, 2/1/2022 (1)	400,000	403,962
2.892% (LIBOR 3 Month + 30 basis points), 7/22/2020 (8)	1,000,000	1,002,475
State Street Corp., 1.950%, 5/19/2021 (1)	1,000,000	992,592
SunTrust Bank:
2.250%, 1/31/2020	1,000,000	997,494
3.502%, 8/2/2022 (8)	750,000	763,788
3.689%, 8/2/2024 (1) (8)	700,000	724,636
Toronto-Dominion Bank:
2.125%, 4/7/2021 (1)	1,000,000	995,641
2.900%, 8/7/2020 (8)	2,000,000	2,001,273
3.250%, 3/11/2024	1,000,000	1,027,092
U.S. Bank NA:
2.050%, 10/23/2020	1,000,000	995,284
2.770% (FEDL 1 Month + 38 basis points), 1/30/2020 (8)	1,000,000	1,001,108
United Community Banks, Inc., 4.500%, 1/30/2028 (8)	1,000,000	1,005,735
Wells Fargo & Co.:
2.625%, 7/22/2022 (1)	1,000,000	997,923
3.691% (LIBOR 3 Month + 111 basis points), 1/24/2023 (1) (8)	1,000,000	1,011,482
Westpac Banking Corp.:

2.500%, 6/28/2022 (1)	500,000	500,040
2.800%, 1/11/2022 (1)	1,000,000	1,007,286
2.926% (LIBOR 3 Month + 34 basis points), 1/25/2021 (8)	750,000	751,433

		56,476,159
Chemicals — 0.2%
DowDuPont, Inc., 3.766%, 11/15/2020	425,000	432,029

Computers — 1.8%
Apple, Inc.:
2.400%, 5/3/2023 (1)	1,500,000	1,497,862
3.450%, 5/6/2024	1,500,000	1,552,573
Dell International LLC, 4.420%, 6/15/2021 (1) (5)	1,000,000	1,024,928
IBM Credit LLC, 3.450%, 11/30/2020	550,000	558,309

		4,633,672
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,303,568
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	774,358

		2,077,926
Diversified Financial Services — 2.5%
American Express Co., 3.400%, 2/22/2024 (1)	1,000,000	1,026,605
American Express Credit Corp.:
2.375%, 5/26/2020	1,000,000	998,360
2.700%, 3/3/2022	1,500,000	1,506,598
Capital One Financial Corp., 3.200%, 1/30/2023 (1)	500,000	506,545
CVS Health Corp., 3.350%, 3/9/2021	1,500,000	1,515,367
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	999,830

		6,553,305
Electric — 0.3%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	745,679

Healthcare-Services — 0.8%
Anthem, Inc., 2.500%, 11/21/2020	600,000	599,791
UnitedHealth Group, Inc., 2.875%, 3/15/2023	1,500,000	1,514,584

		2,114,375
Insurance — 0.2%
Allstate Corp., 3.031% (LIBOR 3 Month + 43 basis points), 3/29/2021 (8)	500,000	500,709

Iron/Steel — 0.3%
American Express Credit Corp., 2.600%, 9/14/2020	750,000	751,370

Machinery-Construction & Mining — 1.1%
Caterpillar Financial Services Corp.:
3.150%, 9/7/2021	775,000	786,070
3.450%, 5/15/2023 (1)	2,110,000	2,186,204

		2,972,274
Machinery-Diversified — 0.9%
John Deere Capital Corp.:
2.800%, 3/6/2023	750,000	756,817
3.200%, 1/10/2022 (1)	1,500,000	1,530,848

		2,287,665
Media — 2.3%
Comcast Corp.:
2.750%, 3/1/2023	1,500,000	1,507,819
3.300%, 10/1/2020	1,000,000	1,010,924
3.700%, 4/15/2024 (1)	1,000,000	1,044,055
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,995,791
TWDC Enterprises 18 Corp., 1.950%, 3/4/2020 (1)	500,000	498,211

		6,056,800
Oil & Gas — 2.1%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	1,250,000	1,256,343
Chevron Corp., 1.961%, 3/3/2020	1,000,000	996,734
Exxon Mobil Corp., 2.397%, 3/6/2022 (1)	850,000	852,470
Phillips 66, 3.121% (LIBOR 3 Month + 60 basis points), 2/26/2021 (8)	1,200,000	1,200,037

Shell International Finance BV, 3.500%, 11/13/2023	1,000,000	1,041,394

		5,346,978
Pharmaceuticals — 0.6%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	515,325
Novartis Capital Corp., 1.800%, 2/14/2020	1,000,000	996,005

		1,511,330
Pipelines — 1.1%
Energy Transfer Operating LP, 3.600%, 2/1/2023 (1)	1,000,000	1,011,120
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023 (1)	1,903,000	1,938,545

		2,949,665
Retail — 1.8%
Lowe’s Cos., Inc., 3.021% (LIBOR 3 Month + 42 basis points), 9/10/2019 (8)	815,000	815,706
Walmart, Inc.:
3.300%, 4/22/2024 (1)	1,500,000	1,548,728
3.400%, 6/26/2023 (1)	2,275,000	2,364,752

		4,729,186
Savings & Loans — 1.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,052,334
New York Community Bancorp, Inc., 5.900%, 11/6/2028 (8)	2,000,000	2,031,642

		3,083,976
Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	1,000,459

Software — 1.2%
Microsoft Corp.:
1.850%, 2/6/2020	1,000,000	996,722
2.875%, 2/6/2024 (1)	1,500,000	1,550,275
Oracle Corp., 1.900%, 9/15/2021	525,000	518,553

		3,065,550
Telecommunications — 2.0%
AT&T, Inc.:
3.000%, 2/15/2022 (1)	1,000,000	1,008,447
3.900%, 3/11/2024 (1)	1,000,000	1,042,157
Verizon Communications, Inc.:
3.125%, 3/16/2022	400,000	406,918
3.450%, 3/15/2021	500,000	507,973
4.150%, 3/15/2024	1,250,000	1,328,602
3.614% (LIBOR 3 Month + 100 basis points), 3/16/2022 (8)	750,000	763,103

		5,057,200
Transportation — 0.4%
Union Pacific Corp., 2.950%, 3/1/2022	1,000,000	1,012,563

Total Corporate Bonds & Notes (identified cost $126,309,864)		127,632,926

Mutual Funds — 0.4%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (10)	110,732	987,733

Total Mutual Funds (identified cost $995,329)		987,733

U.S. Government & U.S. Government Agency Obligations — 10.6%

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	$1,000,000	1,005,911

Federal National Mortgage Association — 0.8%
1.500%, 6/22/2020	1,000,000	992,153
2.500%, 4/13/2021	1,000,000	1,008,998

		2,001,151
U.S. Treasury Bonds & Notes — 9.4%
1.375%, 10/31/2020 (1)	2,000,000	1,980,976
1.500%, 5/15/2020	3,000,000	2,979,082
1.625%, 3/15/2020 (1)	2,000,000	1,989,766

1.875%, 2/28/2022 (1)	500,000	499,492
2.000%, 5/31/2021	1,500,000	1,501,289
2.125%, 12/31/2022	2,000,000	2,015,078
2.125%, 2/29/2024	1,000,000	1,008,281
2.250%, 3/31/2021 (1)	1,200,000	1,205,672
2.375%, 4/15/2021 (1)	2,000,000	2,014,414
2.625%, 7/15/2021	1,000,000	1,014,180
2.750%, 8/15/2021	2,000,000	2,034,922
2.750%, 7/31/2023	2,000,000	2,065,469
2.750%, 8/31/2023	1,750,000	1,808,345
2.750%, 11/15/2023	1,500,000	1,551,709
2.875%, 9/30/2023	750,000	779,238

		24,447,913

Total U.S. Government & U.S. Government Agency Obligations (identified cost $27,165,329)		27,454,975

U.S. Government Agency-Mortgage Securities — 1.5%

Federal National Mortgage Association — 0.7%
2.490%, 11/1/2020	982,165	980,292
3.500%, 4/1/2026	79,519	81,751
4.000%, 11/1/2031	353,606	368,953
5.500%, 11/1/2033	98,870	108,446
5.500%, 2/1/2034	74,410	81,734
5.500%, 8/1/2037	165,524	181,831
10.000%, 7/1/2020	2,555	2,567

		1,805,574
Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,738	12,996
9.000%, 12/15/2019	77	76

		13,072
Sovereign — 0.8%
3.000%, 12/9/2022	2,000,000	2,071,560

Total U.S. Government Agency-Mortgage Securities (identified cost $3,838,507)		3,890,206

Short-Term Investments — 16.5%

Certificates of Deposit — 2.5%
Bank of Nova Scotia:
2.821% (LIBOR 3 Month + 22 basis points), 12/23/2019 (8)	750,000	749,743
2.860% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (8)	350,000	349,937
Canadian Imperial Bank of Commerce, 2.918% (LIBOR 3 Month + 32 basis points), 7/5/2019 (8)	750,000	750,110
Mizuho Bank, Ltd., 2.981% (LIBOR 3 Month + 38 basis points), 6/25/2020 (8)	1,000,000	999,573
MUFG Bank, Ltd., 3.025% (LIBOR 3 Month + 46 basis points), 2/4/2021 (8)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.:
2.956% (LIBOR 3 Month + 38 basis points), 8/2/2019 (8)	1,000,000	999,880
3.001% (LIBOR 3 Month + 42 basis points), 7/24/2020 (8)	1,250,000	1,250,000

		6,599,243

Collateral Pool Investments for Securities on Loan — 10.8%
Collateral pool allocation (3)		28,016,366

Commercial Paper — 1.2%
Nissan Motor Acceptance Corp.:
2.900%, 6/19/2019	1,000,000	998,550
2.930%, 7/8/2019	1,000,000	996,989
Walgreens Boots Alliance, Inc., 2.920%, 7/11/2019	1,000,000	996,755

		2,992,294

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	5,098,206	5,098,206

Total Short-Term Investments (identified cost $42,705,972)		42,706,109

Total Investments — 111.5% (identified cost $286,714,505)		288,449,013

Other Assets and Liabilities — (11.5)%		(29,779,516)

Total Net Assets — 100.0%		$258,669,497

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 99.5%

Alabama — 2.7%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$312,854
4.000%, 7/1/2021	1,895,000	1,984,671
5.000%, 10/1/2020, Call 7/1/2019	230,000	230,610
Black Belt Energy Gas District:
2.566%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	4,000,000	3,927,080
4.000%, 12/1/2025, Call 9/1/2025 (8)	6,500,000	7,186,530
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	600,725
City of Birmingham, 4.000%, 3/1/2022 (11)	1,725,000	1,789,791
Health Care Authority for Baptist Health, 1.810%, 11/1/2042, Call 6/3/2019 (8)	8,175,000	8,175,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,730,553
Southeast Alabama Gas Supply District, 2.516%, (LIBOR 1 Month), 6/1/2024, Call 3/1/2024 (8)	7,000,000	6,900,950
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,295,840
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029 (7)	1,000,000	1,105,520
4.000%, 9/1/2044, Call 9/1/2029 (7)	2,470,000	2,685,829
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,753,384
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,380,094
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,184,597

		50,244,028
Alaska — 0.5%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,173,651
5.000%, 12/1/2027, Call 6/1/2022	310,000	338,666
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,904,200
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,159,430
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	557,780
5.000%, 4/1/2031, Call 4/1/2021	150,000	159,722
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,092,083
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 7/1/2019	305,000	305,793
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,248,096

		8,939,421
Arizona — 2.9%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,236,010
Arizona Health Facilities Authority:
3.270%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	4,500,000	4,511,205
5.000%, 2/1/2022	1,000,000	1,081,410
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (5)	1,350,000	1,373,814
3.750%, 12/15/2029, Call 12/15/2027 (5)	570,000	583,384
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,350,625
5.000%, 7/15/2039, Call 7/15/2027 (5)	1,325,000	1,437,956
5.000%, 12/15/2039, Call 12/15/2027 (5)	400,000	431,964
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,069,560
5.000%, 7/15/2049, Call 7/15/2027 (5)	1,675,000	1,797,208
5.000%, 12/15/2049, Call 12/15/2027 (5)	700,000	745,472
5.750%, 7/15/2038, Call 7/15/2026 (5)	1,750,000	1,959,738
Arizona Transportation Board:

5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,308,497
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,459,078
Chandler Industrial Development Authority, 1.000%, 6/1/2049	5,000,000	5,722,100
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	357,789
City of Peoria Water & Wastewater Revenue, 4.000%, 7/1/2019	515,000	515,999
City of Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	616,648
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,089,837
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (11)	500,000	635,775
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (11)	555,000	598,168
5.500%, 7/1/2036 (11)	530,000	753,554
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	518,475
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,598,161
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	827,549
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	515,820
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 7/1/2019	155,000	155,417
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	290,000	290,270
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,268,020
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,084,020
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,309,022
Maricopa County Industrial Development Authority:
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,323,294
5.000%, 7/1/2036, Call 7/1/2026	750,000	831,345
Maricopa County Unified School District No. 60 Higley,AGM:
5.000%, 7/1/2023	1,000,000	1,134,450
5.000%, 7/1/2024	575,000	669,605
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	121,882
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,028,650
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,062,050
Town of Marana, 5.000%, 7/1/2023	450,000	510,696
University Medical Center Corp., 5.000%, 7/1/2021	425,000	454,912
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	486,468

		53,825,897
Arkansas — 1.1%
Arkansas Development Finance Authority:
1.810%, 9/1/2044, Call 6/3/2019 (8)	6,654,000	6,654,000
5.000%, 2/1/2020	255,000	260,480
5.000%, 2/1/2021	315,000	331,125
5.000%, 2/1/2022	150,000	162,211
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	190,000	197,661
4.000%, 7/1/2025, Call 7/1/2021	410,000	426,552
Arkansas State University:
4.000%, 3/1/2021	390,000	406,762
4.000%, 3/1/2022	1,140,000	1,209,050
4.000%, 3/1/2023	985,000	1,063,633
City of Fayetteville, 3.300%, 11/1/2023	70,000	74,573
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	475,000	480,771
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,032,130
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,106,070
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	685,000	689,500
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	615,376
County of Greene, AGM, 4.000%, 3/1/2020, Call 7/1/2019	1,430,000	1,432,746
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,001,627
5.000%, 11/1/2023, Call 11/1/2022	860,000	950,618
University of Arkansas:
5.000%, 12/1/2021	300,000	326,319
5.000%, 12/1/2022	520,000	582,634

5.000%, 12/1/2023, Call 12/1/2022	500,000	559,500
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,154,130

		20,717,468
California — 6.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	535,780
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,031,840
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,321,575
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,264,483
Bay Area Toll Authority, 2.670%, (SIFMA Municipal Swap Index Yield), 4/1/2027, Call 10/1/2026 (8)	5,000,000	5,151,300
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	444,840
0.000%, 8/1/2031	615,000	440,894
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,025,427
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (11)	1,325,000	1,257,650
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 7/1/2019	3,660,000	3,704,762
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,244,500
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,158,210
California Health Facilities Financing Authority, NATL-RE, 2.800%, 7/1/2022, Call 5/31/2019 (8) (9)	1,300,000	1,300,000
California Infrastructure & Economic Development Bank, 2.080%, (LIBOR 1 Month), 8/1/2021, Call 2/1/2021 (8)	2,500,000	2,501,000
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,718,685
California Pollution Control Financing Authority, 1.900%, 7/15/2019 (5) (8)	1,000,000	1,000,210
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,089,880
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,131,900
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,103,530
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	922,131
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,150,389
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,589,556
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,318,067
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	589,242
County of San Joaquin, 5.000%, 4/1/2022	350,000	383,663
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	125,000	124,720
Duarte Unified School District, 5.125%, 8/1/2026 (11)	585,000	724,499
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	487,448
5.000%, 10/1/2022	580,000	647,454
5.000%, 10/1/2023	800,000	917,808
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	629,575
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (11)	1,250,000	1,390,288
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	354,595
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,192,420
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	410,904
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,441,470
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,187,010
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,179,290
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	442,660
5.000%, 6/1/2023	400,000	455,732
5.000%, 6/1/2024	775,000	907,440
5.000%, 6/1/2025	425,000	508,848
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	266,663
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,181,580
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	119,612
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	390,971
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	247,726
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,083,860
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,886,378
Lynwood Unified School District, AGM:

5.000%, 8/1/2024, Call 8/1/2023	620,000	705,250
5.000%, 8/1/2025, Call 8/1/2023	760,000	860,563
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (11)	165,000	186,531
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	537,648
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	834,134
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (11)	300,000	373,587
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,242,920
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	539,145
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,175,979
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	490,310
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (12)	1,000,000	1,164,400
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,963,035
Northern California Gas Authority No. 1:
2.366%, (LIBOR 3 Month), 7/1/2019 (8)	1,575,000	1,575,000
2.457%, (LIBOR 3 Month), 7/1/2027 (8)	1,915,000	1,871,721
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	551,565
5.000%, 7/1/2032, Call 7/1/2022	700,000	771,078
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	548,523
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,613,480
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	289,451
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	280,881
5.000%, 12/1/2028, Call 12/1/2025	425,000	507,484
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,185,990
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,364,640
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 5/1/2024, Call 5/1/2021	745,000	797,374
5.000%, 5/1/2024, Call 5/1/2021	295,000	316,036
5.000%, 5/1/2044, Call 5/1/2029	5,500,000	6,641,525
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,611,017
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,278,554
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	408,447
0.000%, 6/15/2021	490,000	474,310
0.000%, 6/15/2022	505,000	479,291
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	482,260
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	307,151
0.000%, 8/1/2031	470,000	343,476
State of California:
5.000%, 4/1/2036, Call 4/1/2029	4,500,000	5,671,755
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,224,674
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,603,444
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2019 (8)	1,365,000	1,368,877
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,429,612
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,449,989
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,082,608
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	276,312
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,134,040
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,179,544
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	193,585
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	103,173
0.000%, 8/1/2023	240,000	223,034
0.000%, 8/1/2024, Call 8/1/2023	330,000	292,195
0.000%, 8/1/2025, Call 8/1/2023	270,000	227,081
0.000%, 8/1/2026, Call 8/1/2023	330,000	262,815
0.000%, 8/1/2028, Call 8/1/2023	420,000	299,599

		115,353,558
Colorado — 3.1%

Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	6,065,150
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	589,180
5.000%, 12/1/2026, Call 12/1/2024	355,000	421,218
5.000%, 12/1/2027, Call 12/1/2024	500,000	592,425
Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,510,752
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,374,160
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	543,475
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	6,050,702
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,084,344
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,549,210
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	563,184
5.000%, 9/1/2020 (11)	1,060,000	1,103,704
5.000%, 9/1/2021 (11)	865,000	928,257
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	250,000	250,868
4.500%, 2/1/2020	455,000	461,520
5.000%, 9/1/2019	560,000	564,542
5.000%, 2/1/2021	475,000	494,979
5.000%, 9/1/2022	750,000	826,838
5.000%, 12/1/2023	215,000	242,436
5.000%, 2/1/2024	420,000	464,213
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,133,930
5.250%, 1/1/2025, Call 1/1/2020	460,000	469,568
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,129,360
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	827,052
5.000%, 12/1/2021	725,000	786,741
5.000%, 12/1/2022	1,185,000	1,322,579
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	498,536
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,683,390
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,151,840
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,151,390
Denver Health & Hospital Authority, 5.500%, 12/1/2019	615,000	625,326
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,203,487
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,167,280
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,182,670

		58,014,306
Connecticut — 1.3%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	336,978
5.000%, 8/1/2023	1,765,000	1,979,659
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	305,717
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,237,160
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,570,829
5.000%, 4/15/2028	1,250,000	1,549,625
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,432,371
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,543,810
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,345,980
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,753,240
5.000%, 11/1/2034, Call 11/1/2028	1,000,000	1,216,180
5.000%, 11/1/2035, Call 11/1/2028	1,000,000	1,212,960
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,796,494

		24,281,003
Delaware — 0.4%

City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,250,332
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	540,030
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,062,960
Delaware State Housing Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2026, Call 7/1/2019	190,000	190,988
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,692,717

		7,737,027
District of Columbia — 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,988,687
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,819,000
5.000%, 12/1/2036, Call 12/1/2021	500,000	539,515
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,843,035

		7,190,237
Florida — 5.0%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,340,360
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,615,000
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,213,952
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,951,967
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,078,920
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,100,300
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,635,700
City of North Port, BAM, 5.000%, 7/1/2022	200,000	219,612
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,712,832
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	900,665
0.000%, 10/1/2020	975,000	954,632
0.000%, 10/1/2021	175,000	168,285
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	544,633
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	526,914
5.000%, 12/1/2027, Call 12/1/2025	400,000	466,812
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,071,600
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	445,220
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	585,026
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	807,947
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (12)	750,000	893,565
5.000%, 10/1/2031, Call 10/1/2025 (12)	1,000,000	1,165,480
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,206,520
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	587,235
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,086,090
5.000%, 10/1/2025, Call 10/1/2024	800,000	946,232
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,593,280
5.500%, 10/1/2026, Call 10/1/2020	450,000	473,945
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,527,154
County of Miami-Dade Aviation Revenue, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	404,644
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,354,400
5.250%, 10/1/2029, Call 10/1/2023	100,000	114,639
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,311,577
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,699,961
5.000%, 10/1/2021	1,110,000	1,201,797
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,668,802
Florida Housing Finance Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	275,000	280,126
5.000%, 7/1/2028, Call 1/1/2020	45,000	45,098
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,799,317

5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,520,718
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,099,360
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,885,600
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,281,680
Miami-Dade County Industrial Development Authority, 2.125%, 11/1/2019 (8)	4,400,000	4,408,932
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,197,070
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,123,630
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,120,830
5.000%, 11/15/2045, Call 11/15/2025	4,000,000	4,584,160
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	156,362
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025 (7)	400,000	459,280
5.000%, 1/1/2039, Call 1/1/2025 (7)	300,000	335,796
5.000%, 1/1/2049, Call 1/1/2025 (7)	1,000,000	1,107,900
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	846,615
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,051,314
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,231,989
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	5,861,000
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,662,725
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,001,820
5.000%, 7/1/2020	500,000	518,205
Town of Davie:
5.000%, 4/1/2021	615,000	652,220
5.000%, 4/1/2022	830,000	905,248
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	789,283

		92,501,976
Georgia — 4.8%
Burke County Development Authority:
2.250%, 5/25/2023 (8)	3,000,000	3,016,080
2.925%, 3/12/2024 (8)	4,250,000	4,397,135
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,229,307
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,662,892
5.000%, 7/1/2024, Call 7/1/2020	695,000	720,986
5.000%, 7/1/2024, Call 7/1/2020	945,000	978,888
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,136,840
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,836,225
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,132,620
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,130,750
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,204,400
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,592,020
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,098,480
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,155,580
Floyd County Hospital Authority,County Guarantee:
5.000%, 7/1/2020	1,335,000	1,383,460
5.000%, 7/1/2021	1,155,000	1,232,628
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,360,412
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	816,293
5.000%, 3/1/2037, Call 3/1/2027	500,000	552,235
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,272,940
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,738,995
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,311,720
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,439,170
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,434,186
Main Street Natural Gas, Inc.:

1.990%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,955,400
2.415%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (8)	7,000,000	6,926,920
2.496%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,959,500
4.000%, 12/2/2024, Call 9/1/2024 (8)	6,000,000	6,651,780
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,338,032
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,823,080
Monroe County Development Authority, 2.290%, 11/1/2048, Call 5/31/2019 (8)	6,200,000	6,200,000
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	598,023
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	891,736
5.000%, 1/1/2024	1,000,000	1,142,980
5.000%, 1/1/2025, Call 1/1/2024	700,000	808,409
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,483
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,149,534
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,079,030

		90,387,149
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,471,025
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,118,950

		2,589,975
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	558,325
5.000%, 10/1/2023	500,000	574,535

		1,132,860
Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,140,900

Illinois — 18.0%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,157,452
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,651,530
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,372,325
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,755,780
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	330,435
5.000%, 12/1/2019	70,000	70,995
5.250%, 12/1/2021	1,000,000	1,064,910
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	788,278
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,930,450
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (12)	1,500,000	1,738,575
5.000%, 1/1/2031, Call 1/1/2025 (12)	1,000,000	1,138,590
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,428,852
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,689,032
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	5,044,622
5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,479,813
5.250%, 1/1/2030, Call 1/1/2020	2,595,000	2,648,197
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	791,616
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,130,988
5.000%, 1/1/2025, Call 7/1/2020	230,000	236,652
5.000%, 1/1/2026, Call 1/1/2021	730,000	758,806
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,788,000
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,033,691
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,110,520
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,363,960
City of Chicago:

5.000%, 1/1/2039, Call 1/1/2029	6,500,000	7,155,265
5.000%, 1/1/2040, Call 1/1/2029	10,900,000	11,969,508
5.000%, 1/1/2044, Call 1/1/2029	3,750,000	4,095,675
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,312,540
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,618,700
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,178,149
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,309,340
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,771,215
5.000%, 1/1/2039, Call 1/1/2025	500,000	548,080
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,341,260
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,955,725
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,182,290
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,175,460
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,169,280
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 7/1/2019	60,000	60,166
City of Springfield, 5.000%, 12/1/2022	905,000	992,595
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,157,530
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,153,330
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	228,174
0.000%, 12/1/2029, Call 12/1/2024	400,000	274,288
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	737,811
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	926,820
Cook County School District No 63 East Maine, 5.000%, 12/1/2027	2,350,000	2,895,458
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	808,588
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	465,584
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,145,847
0.000%, 12/1/2029	2,580,000	1,879,685
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,691,028
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	668,169
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,169,740
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,389,517
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,523,787
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,610,368
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,741,043
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,138,217
5.250%, 11/15/2023, Call 11/15/2020	350,000	367,654
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,130,500
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,813,132
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,567,420
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	490,941
5.250%, 10/1/2024, Call 10/1/2019	215,000	217,597
5.250%, 10/1/2027, Call 10/1/2019	835,000	845,229
5.250%, 10/1/2027, Call 10/1/2019	315,000	318,805
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	929,181
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	593,412
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	305,948
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	632,250
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	173,280
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	525,410
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	614,980

Illinois Development Finance Authority, AGM:
0.000%, 1/1/2020	450,000	445,946
0.000%, 1/1/2020	500,000	494,565
0.000%, 1/1/2021	95,000	92,602
0.000%, 1/1/2021	160,000	155,510
Illinois Finance Authority:
5.000%, 5/15/2023	445,000	486,243
5.000%, 11/15/2023, Call 11/15/2022	215,000	237,902
5.000%, 8/15/2024	250,000	284,433
5.000%, 5/15/2025	1,000,000	1,099,030
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,179,180
5.000%, 11/15/2027, Call 11/15/2025	500,000	587,640
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,337,080
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,074,330
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,288,380
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,102,340
5.000%, 8/1/2042, Call 8/1/2027	580,000	648,521
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,825,950
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,679,750
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,195,780
5.000%, 8/1/2046, Call 8/1/2027	515,000	575,466
5.000%, 8/1/2047, Call 8/1/2027	750,000	837,765
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,089,120
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,487,300
5.250%, 2/15/2030, Call 2/15/2020	250,000	256,543
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,068,408
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,884,463
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,196,290
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 (11)	250,000	251,858
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	514,980	506,915
Illinois State Toll Highway Authority:
5.000%, 1/1/2026	2,180,000	2,623,761
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,109,520
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,111,640
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,186,750
5.000%, 1/1/2031, Call 1/1/2029	500,000	618,125
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,146,706
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,037,544
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	329,329
0.000%, 1/1/2023	650,000	600,639
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,112,460
5.000%, 1/1/2024	1,000,000	1,137,790
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,647,680
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,007,397
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,525,419
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	425,534
0.000%, 12/1/2028	335,000	249,776
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	500,628
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	449,005
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,042,993
0.000%, 1/1/2021	830,000	802,195
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2020	550,000	559,664
5.000%, 1/1/2021	810,000	844,781
5.000%, 1/1/2022	895,000	958,187
Metropolitan Pier & Exposition Authority, NATL-RE:

0.000%, 6/15/2020	440,000	430,056
0.000%, 12/15/2023	20,000	18,507
0.000%, 12/15/2023	835,000	745,947
0.000%, 6/15/2024	1,000,000	880,760
5.700%, 6/15/2023	1,710,000	1,989,140
5.700%, 6/15/2023	1,820,000	2,047,209
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,141,130
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,381,320
5.250%, 6/1/2021	1,120,000	1,195,062
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,184,350
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,706,897
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,340,220
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	5,823,100
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	860,950
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,368,393
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,030,143
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,514,197
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	641,913
State of Illinois:
5.000%, 3/1/2020	500,000	511,310
5.000%, 6/1/2020	9,900,000	10,198,089
5.000%, 8/1/2020	2,000,000	2,070,180
5.000%, 4/1/2024, Call 4/1/2023	500,000	546,115
5.000%, 11/1/2025	7,000,000	7,956,200
5.000%, 2/1/2027	5,000,000	5,730,400
5.000%, 10/1/2028	4,700,000	5,466,241
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,137,360
5.000%, 11/1/2029, Call 11/1/2027	5,000,000	5,720,650
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,651,100
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,719,272
6.500%, 6/15/2022	250,000	261,040
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,506,590
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	229,622
Town of Cicero, AGM:
5.000%, 1/1/2020	1,000,000	1,018,380
5.000%, 1/1/2021	1,000,000	1,045,630
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,450,151
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 9/1/2019	250,000	194,928
0.000%, 3/1/2026, Call 9/1/2019	1,280,000	892,096
Village of Franklin Park, BAM:
4.000%, 10/1/2019	420,000	423,272
4.000%, 10/1/2020	615,000	634,182
5.000%, 10/1/2022, Call 10/1/2021	730,000	782,202
5.000%, 10/1/2023, Call 10/1/2021	685,000	733,334
5.000%, 10/1/2024, Call 10/1/2021	425,000	455,388
5.000%, 10/1/2025, Call 10/1/2021	920,000	986,433
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	609,918
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	569,475
5.000%, 6/1/2029, Call 6/1/2025	600,000	675,990
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,320,738
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,693,340
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,100,700
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	239,563
0.000%, 11/1/2020	1,755,000	1,706,878

0.000%, 11/1/2021	55,000	52,815
0.000%, 11/1/2021	245,000	232,958
0.000%, 11/1/2022	60,000	56,503
0.000%, 11/1/2022	190,000	176,297
Will County School District No 114 Manhattan, NATL-RE, 0.000%, 12/1/2020	550,000	531,366
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	615,201
0.000%, 12/1/2023	1,600,000	1,425,072
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	534,760
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,827,924
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	493,265
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	5,006,477

		336,355,572
Indiana — 2.4%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	363,279
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,181,669
City of Whiting, 2.170%, (SIFMA Municipal Swap Index Yield), 12/2/2019, Call 6/28/2019 (8)	8,000,000	8,003,440
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,917,975
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,643,022
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	136,615
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	622,926
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,854,512
Indiana Bond Bank, 2.080%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (8)	1,650,000	1,637,262
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	250,287
5.000%, 8/15/2020	700,000	714,273
5.000%, 10/1/2022	300,000	328,329
5.000%, 10/1/2023	400,000	446,960
5.000%, 10/1/2024, Call 10/1/2023	275,000	308,245
5.000%, 5/1/2029, Call 5/1/2022	130,000	142,705
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,280,455
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,241,620
5.250%, 10/1/2024, Call 10/1/2021	710,000	769,363
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,363,689
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,793,725
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.900%, 7/1/2047, Call 5/31/2019 (8)	1,100,000	1,100,000
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	184,693
5.000%, 1/1/2022, Call 1/1/2021	200,000	210,772
5.000%, 2/1/2044, Call 2/1/2029	3,500,000	4,230,940
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	555,460
Marion High School Building Corp., SAW:
4.000%, 7/15/2019	455,000	456,288
4.000%, 7/15/2020, Call 1/15/2020	935,000	948,183
4.000%, 7/15/2021, Call 1/15/2020	375,000	380,239
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	311,290
5.000%, 1/15/2024	215,000	245,270
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	135,000	140,333
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,381,604

		44,145,423
Iowa — 0.7%
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,412,800
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,101,030
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,336,737
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,590,359

PEFA, Inc., 5.000%, 9/1/2026, Call 6/1/2026 (8)	3,500,000	4,110,190

		12,551,116
Kansas — 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	35,000	35,528
5.000%, 11/15/2020, Call 11/15/2019	765,000	777,125
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,023,140
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,094,820

		2,930,613
Kentucky — 1.1%
City of Berea, 2.200%, 6/1/2032, Call 6/3/2019 (8)	205,000	205,000
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,162,490
5.000%, 9/1/2025	1,250,000	1,485,113
Kentucky Economic Development Finance Authority:
2.100%, 6/3/2019 (8)	4,100,000	4,100,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	3,965,290
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,532,128
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,101,650
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,392,660
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,210,546

		21,154,877
Louisiana — 1.1%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,337,202
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,432,768
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	711,887
4.000%, 10/1/2021	675,000	711,612
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	550,000	566,615
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,463,278
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,860,450
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	905,192
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,532,113
4.000%, 3/1/2021	3,585,000	3,734,028
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	791,316
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	155,000	138,630

		20,185,091
Maine — 0.5%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	327,438
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,094,335
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,685,000	2,729,571
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,645,200

		8,796,544
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	854,230
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,090,350
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,081,580
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	841,371
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	674,283
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,199,817

		7,741,631
Massachusetts — 1.6%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	3,000,000	3,697,260

Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,315,404
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,052,250
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,521,373
5.000%, 7/1/2027, Call 7/1/2025	125,000	149,651
5.000%, 7/1/2029, Call 1/1/2029	750,000	921,390
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,424,860
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,565,368
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	548,115
5.000%, 6/1/2039, Call 6/1/2029	750,000	884,962
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	544,600
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (12)	395,000	422,670
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,112,918
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (12)	635,000	635,946
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	898,749
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (8)	5,000,000	5,584,400

		29,279,916
Michigan — 3.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	949,416
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	737,990
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,497,644
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	714,588
5.000%, 5/1/2026	500,000	609,445
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	386,794
Charter Township of Northville:
4.000%, 4/1/2021	400,000	418,372
4.000%, 4/1/2022	240,000	254,894
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,023
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	107,763
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	207,588
5.000%, 10/1/2021	290,000	308,960
5.000%, 10/1/2022	290,000	316,993
5.000%, 10/1/2023	250,000	280,120
5.000%, 10/1/2024	300,000	344,043
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	932,856
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	424,380
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	361,626
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,317,648
5.000%, 5/1/2025	1,000,000	1,184,170
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,066,370
5.000%, 5/1/2022	1,000,000	1,098,040
5.000%, 5/1/2025	1,700,000	2,013,089
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,613,544
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	236,340
5.000%, 5/1/2027, Call 5/1/2025	230,000	270,098
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,732,900
5.250%, 5/1/2027, Call 5/1/2021	600,000	639,606
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,678,052
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,077,700
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	427,292
Jenison Public Schools:
5.000%, 5/1/2021	500,000	533,675
5.000%, 5/1/2022, Call 5/1/2021	560,000	597,934
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,073,670
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,065,160

Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	1,885,426
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,703,072
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,528,171
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,034,677
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,094,000
5.000%, 7/1/2026, Call 7/1/2025	175,000	206,719
5.000%, 7/1/2027, Call 7/1/2025	600,000	706,902
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,114,388
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,742,325
5.000%, 7/1/2034, Call 7/1/2025	500,000	577,300
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,204,210
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,155,550
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,734,630
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,727,625
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	891,506
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	3,972,662
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	231,578
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	480,573
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	195,000	208,026
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,755,029
5.000%, 5/1/2021	1,155,000	1,232,789
Taylor Tax Increment Finance Authority, AGM, 3.250%, 5/1/2020	90,000	91,186
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (12)	3,000,000	3,576,840
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,482,487
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,244,796

		63,085,250
Minnesota — 0.3%
City of Minneapolis St. Paul Housing & Redevelopment Authority:
4.000%, 8/15/2019	445,000	446,958
5.250%, 8/15/2025, Call 8/15/2020	275,000	286,374
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	223,050
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,159,670
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	404,444
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	701,678	688,164
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	470,527	450,741
3.900%, 7/1/2030, Call 1/1/2022	485,000	500,316
5.000%, 1/1/2031, Call 7/1/2021	560,000	579,511

		4,739,228
Mississippi — 1.1%
Mississippi Business Finance Corp.:
2.280%, 4/1/2044, Call 6/21/2019 (8)	6,200,000	6,200,000
3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,069,160
Mississippi Development Bank:
3.125%, 10/1/2023	170,000	174,427
5.000%, 10/1/2023	2,390,000	2,605,363
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,307,592
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	150,267
State of Mississippi:
5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,120,579
5.000%, 10/15/2037, Call 10/15/2028	2,000,000	2,419,420

		21,046,808
Missouri — 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,422,600
Chesterfield Valley Transportation Development District:
5.000%, 5/15/2020	125,000	129,015

5.000%, 5/15/2021	490,000	517,352
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	504,090
5.000%, 9/1/2023, Call 9/1/2019	300,000	302,454
5.000%, 10/1/2026, Call 10/1/2025	120,000	142,970
5.000%, 10/1/2028, Call 10/1/2025	115,000	136,197
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,007,910
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,179,940
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,710,100
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,091,895
5.000%, 2/1/2034, Call 2/1/2024	1,250,000	1,394,950
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,496,560
5.000%, 2/1/2042, Call 2/1/2024	2,000,000	2,202,720
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,076,700
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,129,840
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	337,927
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,187,890
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,135,200
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	540,000	556,059
4.000%, 5/1/2027, Call 5/1/2021	530,000	546,478
5.000%, 11/1/2027, Call 11/1/2019	95,000	96,014
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 7/1/2019	65,000	65,208
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,102,770
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,025,470
5.000%, 3/1/2031, Call 3/1/2020	750,000	769,042
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,025,320

		32,292,671
Nebraska — 0.3%
Central Plains Energy Project, 5.000%, 12/1/2019, Call 12/1/2019 (8)	1,000,000	1,015,990
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,020,590
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,078,420
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	905,141
5.000%, 5/1/2027, Call 5/1/2022	585,000	641,125
5.000%, 5/1/2028, Call 5/1/2022	550,000	602,272
5.000%, 5/1/2029, Call 5/1/2022	660,000	722,132

		5,985,670
Nevada — 0.9%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,122,760
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,185,908
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,383,516
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,147,700
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,712,880
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,625,681

		16,178,445
New Hampshire — 0.0%
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	675,000	687,710

New Jersey — 4.2%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	3,000,000	3,010,860
New Jersey Economic Development Authority:
5.000%, 6/15/2019	8,500,000	8,508,840
5.000%, 6/15/2019	3,000,000	3,002,940
5.000%, 6/15/2020	1,500,000	1,548,150
5.000%, 11/1/2021	4,600,000	4,940,400
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,955,525
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	5,060,000	5,142,478

New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	140,000	142,034
New Jersey Transportation Trust Fund Authority:
2.420%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/26/2019 (8)	5,000,000	5,001,550
5.000%, 6/15/2022	500,000	544,180
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,156,110
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,150,510
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,566,100
5.000%, 6/15/2035, Call 12/15/2028	3,000,000	3,481,770
5.250%, 12/15/2023	240,000	273,794
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,412,750
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,219,600
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,237,551
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	391,235
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	581,215
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,811,417
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,838,318
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,276,157
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,368,560
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,768,545
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,799,425

		78,130,014
New Mexico — 0.7%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	697,365
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	736,698	736,308
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	175,000	175,642
4.625%, 3/1/2028, Call 9/1/2021	450,000	458,195
5.350%, 3/1/2030, Call 9/1/2020	1,100,000	1,131,713
New Mexico Municipal Energy Acquisition Authority, 2.415%, (LIBOR 1 Month), 8/1/2019, Call 6/21/2019 (8)	10,000,000	10,002,200

		13,201,423
New York — 5.8%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	170,940
5.000%, 12/1/2024	200,000	233,722
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,095,610
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,408,485
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,074,230
City of New York:
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,260,100
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,361,998
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,763,350
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,123,000
City of New York, AGC, 2.290%, 10/1/2021, Call 6/3/2019 (8) (9)	400,000	400,000
County of Suffolk, 5.000%, 7/24/2019	4,500,000	4,521,240
Long Island Power Authority, 2.490%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (8)	5,000,000	5,006,400
Metropolitan Transportation Authority:
1.870%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (8)	1,000,000	996,650
4.000%, 2/3/2020	5,000,000	5,083,850
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,204,481
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,756,287
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,403,772
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,199,080
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,398,160
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,800,840

5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,826,373
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,775,000
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,374,615
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	585,280
5.000%, 6/15/2029, Call 6/15/2024	600,000	700,752
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,196,630
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,285,720
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	577,315
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	573,995
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,126,208
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,040,770
New York State Dormitory Authority, NATL-RE, 4.982%, 7/1/2029, Call 6/3/2019 (8) (9)	2,600,000	2,600,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,129,520
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (12)	2,500,000	2,674,100
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.770%, 3/1/2029 (8)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund:
1.720%, 5/1/2047, Call 5/31/2019 (5) (8)	3,800,000	3,800,000
1.770%, 3/1/2029 (8)	3,500,000	3,500,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	500,000	505,870
Triborough Bridge & Tunnel Authority:
2.038%, (SOFR + 43 basis points), 9/26/2019 (8)	1,420,000	1,420,653
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,855,110
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,132,350
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,088,220
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	527,835

		107,258,511
North Carolina — 0.6%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	616,450
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,077,680
5.000%, 10/1/2024, Call 10/1/2021	835,000	899,470
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	254,610
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,576,135
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,861,877
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	160,000	162,365
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	480,678
5.000%, 6/1/2027, Call 6/1/2022	500,000	547,765
North Carolina Turnpike Authority, 5.000%, 7/1/2047, Call 7/1/2026	750,000	837,023
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,261,690
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,738,486

		11,314,229
North Dakota — 1.4%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	661,232
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,563,677
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,898,211
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,381,680
City of Grand Forks:
4.000%, 12/1/2019	535,000	540,997
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,064,380
City of West Fargo, 3.000%, 5/1/2023, Call 7/1/2019	185,000	185,133
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,864,400
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,793,075
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,660,723
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,376,610

4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,245,737
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,214,303
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,540,832
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,633,545

		26,624,535
Ohio — 2.9%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,072,680
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,204,863
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,076,860
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,453,191
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,367,612
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	512,813
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,198,421
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,259,735
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,552,915
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,065,650
City of Springboro, 3.000%, 1/23/2020	1,500,000	1,512,600
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	549,095
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,095,110
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,091,190
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	365,188
0.000%, 12/1/2025	600,000	534,462
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,047,170
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,252,700
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,293,860
5.000%, 5/15/2031, Call 5/15/2023	405,000	450,919
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,052,551
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,213,285
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	987,410
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,588,520
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,392,904
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,213,891
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	777,076
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	703,688
4.000%, 12/1/2024, Call 12/1/2019	835,000	844,936
4.000%, 12/1/2025, Call 12/1/2019	855,000	864,927
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,650,920
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,767,435
New Albany Community Authority:
4.000%, 10/1/2020	590,000	609,901
5.000%, 10/1/2022	1,000,000	1,108,380
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,224,760
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	254,258
5.000%, 12/1/2028, Call 12/1/2023	365,000	421,838
5.000%, 12/1/2029, Call 12/1/2023	500,000	577,860
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,085,574
4.000%, 12/1/2021	795,000	839,925
4.000%, 12/1/2022	845,000	911,510
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,488,629
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	245,669
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,215,940
State of Ohio, 1.950%, 6/3/2019 (8)	1,000,000	1,000,000

University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	267,668

		54,266,489

Oklahoma — 0.6%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,208,900
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 7/1/2019	1,620,000	1,621,118
4.000%, 9/1/2019	740,000	744,514
4.000%, 9/1/2020	700,000	721,609
4.000%, 9/1/2021	805,000	840,436
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	210,000	215,118
3.300%, 3/1/2031, Call 3/1/2022	480,000	483,744
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (12)	1,405,000	1,544,432
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,710,780
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,689,150

		11,779,801
Oregon — 0.7%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,093,610
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	759,856
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,362,778
0.000%, 3/1/2021	1,215,000	1,178,550
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,871,880
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	267,767
5.000%, 9/1/2022	505,000	555,227
Oregon State Business Development Commission, 5.000%, 3/1/2022 (8)	1,000,000	1,084,430
Port of Morrow:
3.500%, 6/1/2020, Call 7/1/2019	210,000	210,183
3.750%, 6/1/2021, Call 7/1/2019	220,000	220,207
4.000%, 6/1/2022, Call 7/1/2019	235,000	235,235
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,236,550
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (12)	200,000	200,254

		12,276,527
Pennsylvania — 3.1%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	549,160
4.000%, 7/15/2039, Call 7/15/2029	500,000	547,200
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,198,008
5.000%, 5/15/2038, Call 5/15/2025	255,000	282,764
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,819,739
5.000%, 5/15/2043, Call 5/15/2025	350,000	386,232
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,809,691
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,394,563
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	535,335
City of Pittsburgh, 4.000%, 9/1/2021	750,000	791,820
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,208,650
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,505,237
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,199,510
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,195,390
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,911,875
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,512,828
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 12/15/2019 (7)	500,000	500,240
5.000%, 6/15/2044, Call 6/15/2026 (7)	1,000,000	1,109,530
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	376,538
5.000%, 5/1/2022	430,000	458,350
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	560,689

Montgomery County Industrial Development Authority:
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,099,020
5.000%, 12/1/2044	500,000	567,900
5.000%, 12/1/2049	750,000	849,458
6.250%, 11/15/2029, Call 11/15/2019	715,000	730,237
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,403,082
Pennsylvania Economic Development Financing Authority, 1.950%, 7/15/2019 (8)	3,450,000	3,450,931
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	593,478
0.000%, 1/1/2021	600,000	581,442
5.000%, 1/1/2022	305,000	329,641
Pennsylvania Turnpike Commission:
2.400%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (8)	5,000,000	5,064,050
4.000%, 12/1/2023, Call 12/1/2019	105,000	106,332
4.000%, 12/1/2023, Call 12/1/2019	95,000	96,070
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,205,562
5.000%, 6/1/2021, Call 6/1/2019	715,000	715,000
5.000%, 12/1/2030, Call 12/1/2020 (11)	215,000	226,288
5.000%, 12/1/2030, Call 12/1/2020 (11)	120,000	126,300
5.000%, 12/1/2030, Call 12/1/2020 (11)	250,000	263,125
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,491,862
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,281,288
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,578,280
6.000%, 12/1/2034, Call 12/1/2020 (11)	55,000	58,697
6.000%, 12/1/2034, Call 12/1/2020 (11)	70,000	74,705
6.000%, 12/1/2034, Call 12/1/2020 (11)	270,000	288,147
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,040,530
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,109,470
Pittsburgh Water & Sewer Authority, AGM, 2.390%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (8)	2,055,000	2,056,295
Sayre Health Care Facilities Authority, 2.540%, (LIBOR 3 Month), 12/1/2024, Call 7/1/2019 (8)	200,000	200,422

		57,440,961
Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	780,277
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (12)	20,000	20,291
4.000%, 12/1/2022, Call 12/1/2021 (12)	2,885,000	3,026,740
4.250%, 12/1/2020, Call 7/1/2019	500,000	501,295
4.250%, 12/1/2025, Call 12/1/2021 (12)	2,205,000	2,315,669
4.500%, 12/1/2021, Call 6/20/2019	315,000	315,901
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	882,951
4.000%, 3/15/2026, Call 3/15/2024	460,000	508,346

		8,351,470
South Carolina — 1.4%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	793,357
5.250%, 1/1/2028, Call 1/1/2022	475,000	514,976
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	532,848
5.000%, 10/1/2026, Call 10/1/2022	400,000	443,904
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,091,320
5.000%, 11/1/2030, Call 11/1/2020	500,000	521,690
5.000%, 11/1/2031, Call 11/1/2024	360,000	411,361
Patriots Energy Group Financing Agency, 2.526%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (8)	8,000,000	7,956,560
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	478,341
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,079,230
South Carolina Jobs-Economic Development Authority:

5.000%, 7/1/2022	1,735,000	1,888,790
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,146,520
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,869,613
South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 1/1/2020	20,000	20,166
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (11)	1,500,000	1,664,010
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	950,877

		25,363,563
South Dakota — 0.7%
City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/1/2019	225,000	229,685
6.750%, 12/1/2031, Call 12/1/2019	500,000	513,180
7.000%, 12/1/2035, Call 12/1/2019	750,000	770,640
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	797,306
4.500%, 9/1/2020	900,000	933,273
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,118,437
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,039,723
5.000%, 9/1/2019	200,000	201,726
5.000%, 11/1/2022	715,000	795,609
5.000%, 8/1/2023	375,000	426,075
5.000%, 11/1/2023	625,000	714,425
5.000%, 8/1/2024	195,000	227,682
5.000%, 11/1/2024	650,000	762,066
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,013,520
5.000%, 11/1/2025, Call 11/1/2024	600,000	703,362
5.000%, 9/1/2027, Call 9/1/2024	720,000	820,015
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,300,985

		13,367,709
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,689,460
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2021 (8)	3,000,000	3,015,990
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,609,905
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,173,050
Shelby County Health Educational & Housing Facilities Board, AGM, 2.180%, 6/1/2042, Call 5/31/2019 (8)	310,000	310,000
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,827,194
5.250%, 9/1/2021	3,810,000	4,066,870
5.250%, 9/1/2022	250,000	273,680
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	917,261
4.125%, 1/1/2025, Call 1/1/2021	590,000	606,685

		24,490,095
Texas — 6.6%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,136,640
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,218,510
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,503,875
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	710,948
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	410,748
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	878,570
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,185,410
5.000%, 9/1/2027, Call 9/1/2025	600,000	709,344
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,176,680

City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,178,194
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,719,272
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,053,800
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	287,523
City of Houston Hotel Occupancy Tax & Special Revenue, AMBAC, 0.000%, 9/1/2019	400,000	398,412
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	260,586
5.000%, 10/1/2027, Call 10/1/2024	240,000	277,577
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	649,788
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,338,408
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	804,195
5.000%, 8/15/2027, Call 8/15/2025	545,000	647,237
5.000%, 8/15/2028, Call 8/15/2025	835,000	986,511
5.000%, 8/15/2029, Call 8/15/2025	335,000	395,109
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,469,662
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,102,780
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,462,630
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,349,720
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,065,408
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,150,270
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	711,673
Dallas Area Rapid Transit:
5.000%, 12/1/2030, Call 12/1/2029	2,000,000	2,592,260
5.000%, 12/1/2031, Call 12/1/2029	2,500,000	3,222,500
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,113,800
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,225,450
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,238,180
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,359,240
Georgetown Independent School District, PSF:
5.000%, 8/15/2025, Call 8/15/2020	645,000	671,832
5.000%, 8/15/2027	1,000,000	1,255,990
5.000%, 8/15/2028	1,000,000	1,277,530
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (11)	1,000,000	1,046,070
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,578,162
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,658,525
Harris County Cultural Education Facilities Finance Corp.:
2.170%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (8)	2,000,000	2,004,360
2.250%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (8)	2,400,000	2,409,552
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,568,429
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	469,096
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	554,747
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,312,360
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	822,150
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,593,819
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,845,675
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	613,670
Mission Economic Development Corp., 1.750%, 7/1/2019 (8)	3,800,000	3,800,380
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	631,427
5.000%, 11/15/2031, Call 11/15/2024	850,000	928,124
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,737,111
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,286,447
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,030,130
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	479,050

North Texas Tollway Authority:
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,448,330
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	5,872,650
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2019 (8)	2,030,000	2,031,868
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,157,250
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,513,917
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	533,510
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	412,300
State of Texas, 4.000%, 8/29/2019	3,500,000	3,521,035
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,301,573
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	2,025,433
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,473,171
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,439,312
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,224,600
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,406,750
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,146,040
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,111,100
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,630,519

		122,814,904
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,559,076
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,090,510

		3,649,586
Utah — 0.6%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	860,004
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,011,770
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	355,501
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,640,978
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,429,242
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	977,905
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	538,397
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,091,690
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,422,213
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,071,468

		11,399,168
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	685,000	715,976
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (12)	130,000	130,127
5.000%, 6/15/2020 (12)	125,000	129,013

		975,116
Virginia — 0.6%
Albermarle County Economic Development Authority, 2.180%, 10/1/2048, Call 5/31/2019 (8)	200,000	200,000
Charles City County Economic Development Authority, 2.125%, 4/1/2020 (8)	1,035,000	1,037,981
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	545,485
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,135,300
Henrico County Economic Development Authority, AGM, 4.251%, 8/23/2027, Call 5/31/2019 (8) (9)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,198,700
5.000%, 6/15/2030, Call 6/15/2026	700,000	830,557
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	764,422
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,799,823
5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,694,274

Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,026,050

		11,282,592
Washington — 1.8%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	191,465
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,169,400
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 7/1/2019	480,000	481,291
5.500%, 12/1/2028, Call 7/1/2019	1,000,000	1,003,630
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,738,760
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	210,492
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2019	30,000	30,000
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,289,911
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,115,926
Spokane County School District No 81 Spokane, School Bond Gty, 5.000%, 12/1/2036, Call 6/1/2029	5,000,000	6,224,450
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	706,433
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	825,653
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	970,099
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,330,360
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,238,780
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	779,175
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	897,390
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,107,376
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	555,968
5.000%, 12/1/2022	510,000	558,822

		33,425,381
West Virginia — 0.5%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029 (7)	2,020,000	2,461,471
5.000%, 9/1/2032, Call 9/1/2029 (7)	1,000,000	1,212,980
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,226,845
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,022,475

		9,923,771
Wisconsin — 2.9%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	106,038
Public Finance Authority:
3.500%, 11/15/2023, Call 6/21/2019 (5)	535,000	535,166
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,005,050
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,018,900
5.000%, 11/15/2029	2,500,000	2,931,425
5.000%, 11/15/2030	1,620,000	1,903,792
5.000%, 7/1/2037, Call 7/1/2024	820,000	880,664
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,063,910
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,711,150
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	859,064
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,150,400
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,481
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,738,695
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,356,718
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,915,887
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	575,068
5.250%, 12/15/2027	1,930,000	2,312,603
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	639,999
5.000%, 6/1/2019	105,000	105,000

5.000%, 7/1/2019	340,000	340,898
5.000%, 7/1/2019	650,000	651,716
5.000%, 8/15/2019	250,000	251,760
5.000%, 8/15/2019	955,000	961,532
5.000%, 8/15/2020	1,060,000	1,103,449
5.000%, 3/1/2021	240,000	247,841
5.000%, 8/15/2021	1,160,000	1,246,362
5.000%, 10/1/2022	750,000	831,802
5.000%, 12/15/2022	500,000	555,930
5.000%, 12/15/2023	500,000	570,840
5.000%, 12/15/2024	500,000	585,725
5.000%, 3/1/2025, Call 3/1/2024	315,000	340,071
5.000%, 6/1/2026, Call 6/1/2020	135,000	139,660
5.000%, 8/15/2027, Call 8/15/2022	500,000	553,595
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,575
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,885,028
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,962,967
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,072,510
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,544,200
5.125%, 4/15/2031, Call 4/15/2023	250,000	284,398
5.250%, 6/1/2034, Call 6/1/2020	300,000	311,094
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,668,940
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,924,885

		54,987,788
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,058,040

Total Municipals (identified cost $1,772,077,213)		1,854,594,043

Total Investments — 99.5% (identified cost $1,772,077,213)		1,854,594,043

Other Assets and Liabilities — 0.5%		9,230,619

Total Net Assets — 100.0%		$1,863,824,662

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 1.6%

Automobiles — 1.3%
CarMax Auto Owner Trust, Class B, (Series 2018-3), 3.440%, 3/15/2024	$1,000,000	$1,027,287

Federal Home Loan Mortgage Corporation — 0.3%
2.560% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (8)	187,902	187,164

Total Asset-Backed Securities (identified cost $1,187,820)		1,214,451

Collateralized Mortgage Obligations — 12.4%

Federal National Mortgage Association — 0.5%
2.830% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (8)	129,004	129,310
4.000%, 3/25/2041, (Series 2012-21)	221,217	231,125

		360,435
Private Sponsor — 11.9%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	643,299	663,164
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	226,912	245,400
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.724%, 7/25/2037 (8)	377,124	344,163
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	442,607	464,635
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	33,314	31,941
FREMF Mortgage Trust, Class B, (Series 2019-K91), 4.252%, 4/25/2029 (5) (8)	1,000,000	1,041,934
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	106,546	117,397
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.593%, 11/25/2034 (8)	423,916	438,815
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	640,756	566,908
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	415,769	412,076
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 4.282%, 12/25/2034 (8)	449,789	441,990
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	241,489	237,308
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	2,131,695	2,145,298
Class 2A6, (Series 2007-8), 6.000%, 7/25/2037	519,293	520,528
Class A1, (Series 2006-AR19), 4.869%, 12/25/2036 (8)	514,804	512,867
Class A1, (Series 2007-15), 6.000%, 11/25/2037	443,729	449,397
Class A6, (Series 2007-7), 6.000%, 6/25/2037	263,831	269,417
Class A8, (Series 2007-11), 6.000%, 8/25/2037	309,152	311,503

		9,214,741

Total Collateralized Mortgage Obligations (identified cost $9,384,276)		9,575,176

Commercial Mortgage Securities — 3.7%

Private Sponsor — 3.7%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (8)	750,000	841,401

UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5) (8)	2,000,000	2,065,983

Total Commercial Mortgage Securities (identified cost $2,770,488)		2,907,384

Corporate Bonds & Notes — 68.7%

Agriculture — 2.0%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	547,055
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024 (1)	1,000,000	1,028,614

		1,575,669
Apparel — 0.7%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	523,437

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, 4.134%, 8/4/2025 (1)	445,000	431,360

Banks — 1.9%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,023,750
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	500,000	491,250

		1,515,000
Chemicals — 4.1%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1) (5)	500,000	486,875
CF Industries, Inc., 3.450%, 6/1/2023 (1)	450,000	439,313
Mexichem SAB de C.V., 5.500%, 1/15/2048 (5)	1,000,000	947,260
OCP SA, 4.500%, 10/22/2025 (1) (5)	750,000	762,705
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	516,843

		3,152,996
Commercial Services — 3.2%
Hertz Corp., 5.875%, 10/15/2020	500,000	497,813
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	750,000	748,125
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	758,437
Weight Watchers International, Inc., 8.625%, 12/1/2025 (1) (5)	500,000	472,515

		2,476,890
Computers — 1.9%
Dell International LLC, 5.300%, 10/1/2029 (5)	750,000	767,827
Seagate HDD Cayman, 4.875%, 6/1/2027 (1)	750,000	716,891

		1,484,718
Cosmetics/Personal Care — 0.9%
Coty, Inc., 6.500%, 4/15/2026 (1) (5)	750,000	721,785

Diversified Financial Services — 2.4%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	429,500
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	506,445
GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025 (1)	500,000	494,567
Synchrony Financial, 4.375%, 3/19/2024 (1)	400,000	411,286

		1,841,798
Electric — 0.7%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	519,813

Electronics — 0.9%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	676,875

Food — 2.6%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	500,000	485,100
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	1,000,000	580,000
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	496,875
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	500,000	491,275

		2,053,250
Forest Products & Paper — 1.0%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	815,025

Healthcare-Products — 0.9%
Mallinckrodt International Finance SA, 4.875%, 4/15/2020 (1) (5)	750,000	723,525

Healthcare-Services — 1.8%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	634,000	630,830
Centene Corp., 6.125%, 2/15/2024 (1)	750,000	783,848

		1,414,678
Home Builders — 1.1%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	1,000,000	822,870

Home Furnishings — 0.9%
Whirlpool Corp., 4.750%, 2/26/2029 (1)	650,000	686,140

Investment Companies — 0.6%
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	505,191

Iron/Steel — 1.3%
ArcelorMittal, 4.550%, 3/11/2026 (1)	750,000	766,911
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	217,625

		984,536
Media — 4.6%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	741,000
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	700,000	703,862
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1) (5)	750,000	758,212
Time Warner Cable LLC, 4.500%, 9/15/2042 (1)	1,000,000	887,530
Viacom, Inc., 4.375%, 3/15/2043	500,000	465,915

		3,556,519
Mining — 3.7%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	518,821
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	750,000	758,438
Kinross Gold Corp.:
4.500%, 7/15/2027	825,000	777,562
6.875%, 9/1/2041	750,000	795,570

		2,850,391
Miscellaneous Manufacturing — 1.6%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,247,683

Oil & Gas — 5.3%
Aker BP ASA, 6.000%, 7/1/2022 (1) (5)	250,000	256,875
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	515,220
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	300,000	291,156
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	764,062
Petroleos Mexicanos, 5.350%, 2/12/2028	1,000,000	934,010
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	700,000	692,125
Whiting Petroleum Corp., 6.625%, 1/15/2026 (1)	750,000	690,000

		4,143,448
Oil & Gas Services — 0.5%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	398,000

Pharmaceuticals — 3.1%
Mylan, Inc., 5.200%, 4/15/2048	700,000	629,311
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	1,300,000	848,250
6.000%, 4/15/2024 (1)	1,000,000	925,950

		2,403,511
Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	625,000	648,450
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	510,941
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	491,387
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	904,075

		2,554,853
Private Equity — 1.0%
Icahn Enterprises LP, 5.875%, 2/1/2022 (1)	750,000	759,375

Real Estate Investment Trusts — 2.5%
GEO Group, Inc., 5.125%, 4/1/2023	1,000,000	945,000
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	497,050
Senior Housing Properties Trust, 4.750%, 2/15/2028	500,000	460,553

		1,902,603
Retail — 4.2%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	450,000	427,081
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	294,000	295,911
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,000,000	827,500

7.600%, 7/15/2037	500,000	427,500
New Red Finance, Inc., 4.250%, 5/15/2024 (1) (5)	250,000	247,813
Party City Holdings, Inc., 6.125%, 8/15/2023 (1) (5)	500,000	507,500
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	511,410

		3,244,715
Software — 1.0%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	741,548

Sovereign — 3.5%
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	173,281
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	666,008
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	450,000	420,074
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	659,118
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	472,530
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	327,510

		2,718,521
Telecommunications — 2.7%
CommScope, Inc., 5.500%, 6/15/2024 (1) (5)	1,000,000	935,000
Netflix, Inc., 4.875%, 4/15/2028 (1)	500,000	495,105
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	665,580

		2,095,685
Toys/Games/Hobbies — 0.9%
Mattel, Inc., 2.350%, 8/15/2021	750,000	708,750

Transportation — 0.3%
Pacific National Finance Pty, Ltd., 4.625%, 9/23/2020 (5)	250,000	254,880

Trucking & Leasing — 1.0%
Fly Leasing, Ltd., 6.375%, 10/15/2021	750,000	761,250

Total Corporate Bonds & Notes (identified cost $54,705,553)		53,267,288

U.S. Government & U.S. Government Agency Obligations — 0.0%

U.S. Treasury Bonds & Notes — 0.0%
0.750%, 7/15/2028	$3,452	3,575

Total U.S. Government & U.S. Government Agency Obligations (identified cost $3,445)		3,575

U.S. Government Agency-Mortgage Securities — 10.3%

Federal Home Loan Mortgage Corporation — 2.4%
3.500%, 4/1/2042	67,221	69,408
4.000%, 12/1/2040	313,625	328,131
4.500%, 9/1/2031	295,670	313,542
4.500%, 7/1/2040	23,078	24,703
4.500%, 11/1/2040	667,947	714,985
5.000%, 12/1/2022	50,917	52,387
5.000%, 1/1/2040	192,861	208,834
5.500%, 10/1/2021	41,486	42,243
5.500%, 7/1/2035	39,390	43,118
6.000%, 12/1/2036	17,181	19,072
6.000%, 12/1/2037	4,794	5,211
7.500%, 4/1/2024	18,426	19,838
7.500%, 4/1/2027	13,186	15,078
8.000%, 8/1/2030	15,202	17,970
8.500%, 9/1/2024	11,186	12,077
9.500%, 2/1/2025	1,354	1,363

		1,887,960
Federal National Mortgage Association — 7.6%
3.000%, 8/1/2032	169,424	171,937
3.500%, 7/1/2032	334,241	345,886
3.500%, 7/1/2038	692,193	712,043
4.000%, 11/1/2031	589,344	614,923
4.000%, 3/1/2041	236,800	249,390

4.000%, 11/1/2048	725,293	751,364
4.500%, 6/1/2042	727,987	778,565
5.500%, 1/1/2023	65,561	70,091
5.500%, 2/1/2036	117,222	128,756
5.500%, 7/1/2036	250,771	275,365
5.500%, 8/1/2037	441,745	485,263
6.000%, 9/1/2021	69,525	70,706
6.000%, 5/1/2039	456,748	512,877
6.500%, 8/1/2030	259,283	287,115
6.500%, 12/1/2031	15,138	17,443
6.500%, 11/1/2037	36,242	41,986
7.000%, 3/1/2029	31,520	35,882
7.000%, 7/1/2029	101,804	114,573
7.000%, 2/1/2030	69,385	76,898
7.500%, 10/1/2030	7,245	7,805
8.000%, 10/1/2028	83,207	91,272
8.000%, 4/1/2030	25,131	29,842

		5,869,982
Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	195,568	211,148
7.000%, 8/15/2031	27,779	31,607
9.500%, 10/15/2024	1,091	1,093

		243,848

Total U.S. Government Agency-Mortgage Securities (identified cost $7,796,630)		8,001,790

Short-Term Investments — 31.7%

Collateral Pool Investments for Securities on Loan — 29.5%
Collateral pool allocation (3)		22,889,662

Mutual Funds — 2.2%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	1,672,749	1,672,749

Total Short-Term Investments (identified cost $24,562,413)		24,562,411

Total Investments — 128.4% (identified cost $100,410,625)		99,532,075

Other Assets and Liabilities — (28.4)%		(22,032,262)

Total Net Assets — 100.0%		$77,499,813

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 91.9%

Aerospace/Defense — 1.2%
Boeing Co., 2.800%, 3/1/2024 (1)	$1,250,000	$1,261,223
Lockheed Martin Corp., 2.500%, 11/23/2020	2,500,000	2,504,372

		3,765,595
Agriculture — 2.0%
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,474,994
Bunge, Ltd. Finance Corp.:
3.000%, 9/25/2022 (1)	1,000,000	1,003,715
3.750%, 9/25/2027 (1)	1,800,000	1,730,785
Philip Morris International, Inc., 2.900%, 11/15/2021	1,000,000	1,008,767

		6,218,261
Apparel — 0.3%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	1,000,000	1,046,875

Auto Manufacturers — 3.8%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,458,396
3.700%, 5/4/2023 (5)	750,000	768,963
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	1,757,649
Ford Motor Credit Co. LLC:
3.867% (LIBOR 3 Month + 127 basis points), 3/28/2022 (8)	750,000	736,775
4.134%, 8/4/2025 (1)	1,500,000	1,454,023
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	991,799
4.350%, 1/17/2027	1,500,000	1,484,639
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	2,093,534

		11,745,778
Banks — 14.6%
Banco Santander SA, 4.141% (LIBOR 3 Month + 156 basis points), 4/11/2022 (8)	2,000,000	2,034,618
Bank of America Corp.:
3.251% (LIBOR 3 Month + 65 basis points), 6/25/2022 (1) (8)	1,000,000	1,002,641
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (1) (8)	2,750,000	2,829,245
Canadian Imperial Bank of Commerce, 3.128% (LIBOR 3 Month + 52 basis points), 9/6/2019 (8)	2,000,000	2,002,374
Capital One Financial Corp.:
3.300%, 10/30/2024 (1)	1,250,000	1,260,071
3.551% (LIBOR 3 Month + 95 basis points), 3/9/2022 (8)	1,500,000	1,511,916
Citigroup, Inc., 3.950% (LIBOR 3 Month + 143 basis points), 9/1/2023 (8)	2,000,000	2,035,128
Deutsche Bank AG, 4.250%, 2/4/2021 (1)	2,000,000	2,007,774
Fifth Third Bank, 2.200%, 10/30/2020 (1)	2,000,000	1,993,535
Goldman Sachs Group, Inc.:
3.696% (LIBOR 3 Month + 111 basis points), 4/26/2022 (1) (8)	1,000,000	1,008,093
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (8)	2,750,000	2,860,026
HSBC Holdings PLC:
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (1) (8)	2,150,000	2,177,497
4.181% (LIBOR 3 Month + 166 basis points), 5/25/2021 (8)	1,500,000	1,533,554
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (8)	2,000,000	1,966,627
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	2,500,000	2,519,566
Morgan Stanley, 3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (1) (8)	2,750,000	2,834,273
Royal Bank of Canada, 3.258% (LIBOR 3 Month + 66 basis points), 10/5/2023 (8)	2,500,000	2,496,611
Royal Bank of Scotland Group PLC, 4.892% (LIBOR 3 Month + 175 basis points), 5/18/2029 (8)	1,500,000	1,558,632

Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022	2,000,000	2,010,105
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	1,000,000	982,500
Toronto-Dominion Bank, 3.589% (LIBOR 3 Month + 100 basis points), 4/7/2021 (8)	2,000,000	2,029,254
U.S. Bank NA, 2.901% (LIBOR 3 Month + 32 basis points), 1/24/2020 (8)	1,500,000	1,502,510
Wells Fargo & Co., 3.465% (LIBOR 3 Month + 93 basis points), 2/11/2022 (8)	1,640,000	1,649,995
Westpac Banking Corp., 3.080% (LIBOR 3 Month + 56 basis points), 8/19/2019 (8)	1,000,000	1,001,172

		44,807,717
Beverages — 3.2%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (1)	2,000,000	2,072,820
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029 (1)	2,000,000	2,174,834
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023 (1)	2,750,000	2,720,278
Molson Coors Brewing Co., 4.200%, 7/15/2046 (1)	3,000,000	2,752,867

		9,720,799
Chemicals — 4.1%
Braskem Netherlands Finance BV:
3.500%, 1/10/2023 (5)	1,500,000	1,473,390
4.500%, 1/10/2028 (1) (5)	1,000,000	973,750
CF Industries, Inc., 5.375%, 3/15/2044 (1)	1,500,000	1,340,625
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (1) (5)	500,000	498,750
6.750%, 9/19/2042 (1) (5)	1,500,000	1,647,390
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,525,108
OCP SA, 4.500%, 10/22/2025 (1) (5)	2,000,000	2,033,880
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	2,067,373

		12,560,266
Commercial Services — 1.1%
ADT Security Corp., 4.125%, 6/15/2023	500,000	485,625
Hertz Corp., 5.875%, 10/15/2020 (1)	1,500,000	1,493,437
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	1,500,000	1,496,250

		3,475,312
Computers — 3.3%
Apple, Inc.:
2.850%, 5/11/2024	2,000,000	2,024,825
3.750%, 11/13/2047 (1)	2,000,000	1,995,708
Dell International LLC, 8.350%, 7/15/2046 (1) (5)	2,000,000	2,444,958
Hewlett Packard Enterprise Co.:
3.318% (LIBOR 3 Month + 72 basis points), 10/5/2021 (8)	1,700,000	1,700,533
4.900%, 10/15/2025 (1)	1,000,000	1,066,976
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	1,000,000	940,281

		10,173,281
Diversified Financial Services — 7.7%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	2,000,000	1,969,331
Ally Financial, Inc., 4.250%, 4/15/2021 (1)	2,500,000	2,534,375
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,025,780
Cigna Corp., 3.264% (LIBOR 3 Month + 65 basis points), 9/17/2021 (5) (8)	1,500,000	1,500,488
CVS Health Corp., 4.300%, 3/25/2028 (1)	2,500,000	2,577,010
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,486,279
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,501,514
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	2,500,000	2,375,861
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,623,750
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	528,464
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	528,306
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	528,307
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	991,749
Synchrony Financial, 3.950%, 12/1/2027 (1)	2,750,000	2,659,175

		23,830,389
Electric — 2.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	779,719
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	3,070,040
San Diego Gas & Electric Co., 4.100%, 6/15/2049	2,500,000	2,503,474

		6,353,233
Electronics — 0.2%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	750,000	676,875

Engineering & Construction — 0.5%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,514,504

Food — 3.7%
Conagra Brands, Inc., 3.800%, 10/22/2021	2,500,000	2,555,652
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	2,750,000	1,595,000
Kellogg Co., 3.250%, 5/14/2021	2,500,000	2,538,913
Kraft Heinz Foods Co.:
3.000%, 6/1/2026	500,000	472,178
4.375%, 6/1/2046 (1)	2,250,000	1,978,179
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,112,047

		11,251,969
Healthcare-Products — 1.5%
Medtronic, Inc., 3.411% (LIBOR 3 Month + 80 basis points), 3/15/2020 (8)	2,000,000	2,010,753
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	1,012,033
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (1)	1,500,000	1,520,839

		4,543,625
Healthcare-Services — 0.7%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	2,016,217

Home Builders — 0.6%
DR Horton, Inc., 2.550%, 12/1/2020 (1)	2,000,000	1,990,673

Insurance — 3.8%
Allstate Corp., 3.031% (LIBOR 3 Month + 43 basis points), 3/29/2021 (8)	1,445,000	1,447,050
Lincoln National Corp., 3.625%, 12/12/2026	2,000,000	2,063,046
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	3,058,456
Prudential Financial, Inc., 3.935%, 12/7/2049	3,000,000	3,007,075
Unum Group, 4.000%, 3/15/2024 (1)	2,000,000	2,069,574

		11,645,201
Internet — 1.6%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	1,991,191
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,630,664
eBay, Inc., 4.000%, 7/15/2042 (1)	1,500,000	1,346,361

		4,968,216
Iron/Steel — 0.7%
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	2,022,980

Lodging — 1.0%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,046,919
Wyndham Destinations, Inc., 5.750%, 4/1/2027 (1)	2,000,000	2,017,500

		3,064,419
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc., 3.803%, 8/15/2042 (1)	2,000,000	2,066,744

Machinery-Diversified — 0.5%
Wabtec Corp., 4.400%, 3/15/2024 (1)	1,500,000	1,558,290

Media — 3.5%
Charter Communications Operating LLC, 5.375%, 5/1/2047 (1)	2,000,000	2,000,295
Comcast Corp.:
3.227% (LIBOR 3 Month + 63 basis points), 4/15/2024 (8)	1,500,000	1,505,731
4.600%, 10/15/2038	1,750,000	1,915,377
Cox Communications, Inc., 4.600%, 8/15/2047 (1) (5)	1,500,000	1,485,779
Discovery Communications LLC:
2.750%, 11/15/2019	1,000,000	998,805
3.950%, 3/20/2028 (1)	2,000,000	2,011,033
Viacom, Inc., 4.375%, 3/15/2043 (1)	1,050,000	978,422

		10,895,442
Mining — 1.2%
Glencore Funding LLC:
4.125%, 5/30/2023 (1) (5)	2,500,000	2,553,808
4.625%, 4/29/2024 (5)	1,000,000	1,037,642

		3,591,450

Miscellaneous Manufacturing — 1.4%
3M Co., 3.250%, 2/14/2024	1,250,000	1,290,453
Siemens Financieringsmaatschappij NV:
2.955% (LIBOR 3 Month + 34 basis points), 3/16/2020 (5) (8)	1,000,000	1,002,329
3.300%, 9/15/2046 (5)	2,000,000	1,872,220

		4,165,002
Oil & Gas — 3.5%
BP Capital Markets PLC, 3.485% (LIBOR 3 Month + 87 basis points), 9/16/2021 (8)	2,500,000	2,530,725
Ecopetrol SA, 7.375%, 9/18/2043	1,500,000	1,826,775
EQT Corp., 3.900%, 10/1/2027 (1)	1,500,000	1,431,263
Petroleos Mexicanos, 5.350%, 2/12/2028	3,000,000	2,802,030
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	1,015,507
Valero Energy Corp., 4.000%, 4/1/2029 (1)	1,000,000	1,011,481

		10,617,781
Pharmaceuticals — 6.1%
Allergan Funding SCS, 4.850%, 6/15/2044	1,500,000	1,470,242
AstraZeneca PLC, 3.500%, 8/17/2023 (1)	2,000,000	2,059,462
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1) (5)	2,350,000	2,276,428
Bristol-Myers Squibb Co.:
2.000%, 8/1/2022	2,500,000	2,471,151
2.724% (LIBOR 3 Month + 20 basis points), 11/16/2020 (5) (8)	1,000,000	1,000,685
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,348,523
Novartis Capital Corp., 2.400%, 5/17/2022 (1)	1,000,000	999,919
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,488,003
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	991,995
2.875%, 9/23/2023	2,000,000	1,987,186
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,631,250

		18,724,844
Pipelines — 2.9%
Enable Midstream Partners LP, 4.950%, 5/15/2028 (1)	3,000,000	3,065,650
Enbridge, Inc., 3.311% (LIBOR 3 Month + 70 basis points), 6/15/2020 (8)	1,500,000	1,505,144
EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,474,161
MPLX LP, 4.800%, 2/15/2029 (1)	1,250,000	1,330,492
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	1,500,000	1,477,117

		8,852,564
Real Estate Investment Trusts — 1.4%
EPR Properties, 5.250%, 7/15/2023 (1)	1,000,000	1,065,586
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	516,976
4.500%, 3/15/2025	1,500,000	1,543,251
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,263,940

		4,389,753
Retail — 4.5%
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,148,950
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,350,000	1,117,125
7.600%, 7/15/2037	500,000	427,500
McDonald’s Corp., 2.750%, 12/9/2020 (1)	1,500,000	1,508,093
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,113,236
Target Corp., 3.625%, 4/15/2046	2,500,000	2,433,357
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,107,279
Walmart, Inc., 3.700%, 6/26/2028 (1)	2,000,000	2,129,747

		13,985,287
Software — 2.6%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,498,888
Microsoft Corp.:
2.875%, 2/6/2024 (1)	500,000	516,759
3.700%, 8/8/2046 (1)	2,000,000	2,084,117
Oracle Corp., 4.000%, 11/15/2047 (1)	1,000,000	1,015,376
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	1,977,460

		8,092,600

Sovereign — 0.7%
Export-Import Bank of Korea, 3.000%, 11/1/2022	2,250,000	2,281,549

Telecommunications — 3.1%
AT&T, Inc.:
4.350%, 6/15/2045	1,000,000	952,829
4.500%, 5/15/2035 (1)	2,000,000	2,018,334
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (1)	800,000	812,008
Motorola Solutions, Inc.:
4.600%, 2/23/2028	1,000,000	1,032,321
5.500%, 9/1/2044	1,000,000	1,011,768
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,530,000
Telefonica Emisiones SA, 5.213%, 3/8/2047 (1)	2,000,000	2,063,398

		9,420,658
Toys/Games/Hobbies — 0.8%
Mattel, Inc., 2.350%, 8/15/2021	2,750,000	2,598,750

Transportation — 0.6%
FedEx Corp., 4.050%, 2/15/2048	2,000,000	1,831,966

Trucking & Leasing — 0.7%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (5)	2,000,000	2,020,008

Total Corporate Bonds & Notes (identified cost $278,340,337)		282,484,873

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	524,305

Total Municipals (identified cost $500,000)		524,305

Short-Term Investments — 33.5%

Collateral Pool Investments for Securities on Loan — 25.7%
Collateral pool allocation (3)		79,126,010

Mutual Funds — 7.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	23,838,094	23,838,094

Total Short-Term Investments (identified cost $102,963,183)		102,964,104

Total Investments — 125.6% (identified cost $381,803,520)		385,973,282

Other Assets and Liabilities — (25.6)%		(78,663,982)

Total Net Assets — 100.0%		$307,309,300

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 2.7%

Automobiles — 1.4%
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	$7,488,715	$7,495,687
Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	6,000,000	5,952,519

		13,448,206

Credit Cards — 1.3%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	11,815,000	12,138,660

Total Asset-Backed Securities (identified cost $25,383,909)		25,586,866

Collateralized Mortgage Obligations — 2.4%

Federal Home Loan Mortgage Corporation — 2.0%
3.310%, 5/25/2023, (Series K032) (8)	19,000,000	19,719,317

Private Sponsor — 0.4%
FREMF Mortgage Trust, Class B, (Series 2019-K91), 4.252%, 4/25/2029 (5) (8)	3,500,000	3,646,771

Total Collateralized Mortgage Obligations (identified cost $23,014,297)		23,366,088

Commercial Mortgage Securities — 3.8%

Private Sponsor — 3.8%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (8)	7,500,000	8,301,673
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	10,416,710
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,027,129
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,297,742

Total Commercial Mortgage Securities (identified cost $35,120,047)		36,043,254

Corporate Bonds & Notes — 42.0%

Agriculture — 1.4%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	5,470,555
BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	4,499,990
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	3,846,188

		13,816,733
Apparel — 0.6%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	5,000,000	5,234,375

Auto Manufacturers — 2.9%
Daimler Finance North America LLC, 3.219% (LIBOR 3 Month + 63 basis points), 1/6/2020 (5) (8)	10,000,000	10,021,011
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	4,143,318
5.291%, 12/8/2046	1,500,000	1,318,237
General Motors Co., 5.000%, 10/1/2028	2,000,000	2,017,711
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	3,967,195
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,610,383

		28,077,855

Banks — 11.0%
Banco Santander SA, 4.141% (LIBOR 3 Month + 156 basis points), 4/11/2022 (8)	4,000,000	4,069,236
Bank of America Corp., 4.183%, 11/25/2027 (1)	7,500,000	7,738,763
Barclays PLC, 5.200%, 5/12/2026 (1)	5,000,000	5,117,965
BB&T Corp., 3.181% (LIBOR 3 Month + 57 basis points), 6/15/2020 (1) (8)	3,000,000	3,011,753
Capital One Financial Corp.:
3.303% (LIBOR 3 Month + 72 basis points), 1/30/2023 (8)	5,000,000	4,985,956
3.551% (LIBOR 3 Month + 95 basis points), 3/9/2022 (8)	1,500,000	1,511,916
Citigroup, Inc.:
3.664% (LIBOR 3 Month + 107 basis points), 12/8/2021 (1) (8)	1,250,000	1,265,127
3.950% (LIBOR 3 Month + 143 basis points), 9/1/2023 (8)	5,000,000	5,087,819
Goldman Sachs Group, Inc.:
3.696% (LIBOR 3 Month + 111 basis points), 4/26/2022 (1) (8)	5,000,000	5,040,465
3.751% (LIBOR 3 Month + 116 basis points), 4/23/2020 (1) (8)	8,000,000	8,056,316
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (8)	5,000,000	5,200,047
HSBC Holdings PLC:
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (1) (8)	4,000,000	4,051,156
4.180% (LIBOR 3 Month + 166 basis points), 5/25/2021 (8)	5,000,000	5,111,848
ING Groep NV, 4.100%, 10/2/2023 (1)	5,000,000	5,197,856
JPMorgan Chase & Co.:
3.597% (LIBOR 3 Month + 100 basis points), 1/15/2023 (8)	4,000,000	4,034,622
3.625%, 12/1/2027 (1)	5,000,000	5,048,333
3.707% (LIBOR 3 Month + 110 basis points), 6/7/2021 (8)	5,000,000	5,066,860
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (8)	7,500,000	7,374,851
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	5,104,271
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	4,500,000	4,421,250
Toronto-Dominion Bank, 3.589% (LIBOR 3 Month + 100 basis points), 4/7/2021 (8)	4,500,000	4,565,822
Westpac Banking Corp., 3.080% (LIBOR 3 Month + 56 basis points), 8/19/2019 (8)	4,000,000	4,004,689

		105,066,921
Chemicals — 1.1%
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1) (5)	4,400,000	4,832,344
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,426,855

		10,259,199
Commercial Services — 1.1%
Hertz Corp., 5.875%, 10/15/2020	5,500,000	5,475,937
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	5,500,000	5,486,250

		10,962,187
Computers — 1.5%
Apple, Inc., 2.250%, 2/23/2021 (1)	1,500,000	1,500,085
Dell International LLC:
5.300%, 10/1/2029 (5)	2,500,000	2,559,424
8.350%, 7/15/2046 (1) (5)	2,000,000	2,444,957
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,133,953
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,911,708
5.750%, 12/1/2034	3,500,000	3,290,982

		13,841,109
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025 (1)	5,750,000	5,661,828
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	5,000,000	5,064,449
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	1,500,000	1,425,517
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	528,463
Jefferies Group LLC:
4.150%, 1/23/2030 (1)	5,000,000	4,643,100
6.500%, 1/20/2043 (1)	1,000,000	1,056,612
Legg Mason, Inc., 4.750%, 3/15/2026 (1)	1,950,000	2,060,399
Synchrony Financial, 3.950%, 12/1/2027 (1)	6,500,000	6,285,322

		26,725,690
Electric — 0.7%
Sempra Energy, 3.097% (LIBOR 3 Month + 50 basis points), 1/15/2021 (8)	7,000,000	6,979,974

Food — 3.0%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	1,375,000	1,334,025

Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	5,264,289
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	5,750,000	3,335,000
General Mills, Inc., 3.141% (LIBOR 3 Month + 54 basis points), 4/16/2021 (8)	1,725,000	1,725,480
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	7,200,000	6,330,174
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,693,438
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (1) (5)	5,500,000	5,582,500

		28,264,906
Healthcare-Products — 0.5%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1) (5)	6,500,000	4,485,000

Insurance — 0.8%
CNO Financial Group, Inc., 4.500%, 5/30/2020 (1)	1,250,000	1,268,563
Unum Group, 5.750%, 8/15/2042	5,930,000	6,759,055

		8,027,618
Internet — 1.2%
eBay, Inc.:
3.453% (LIBOR 3 Month + 87 basis points), 1/30/2023 (8)	7,500,000	7,510,527
4.000%, 7/15/2042 (1)	4,000,000	3,590,297

		11,100,824

Iron/Steel — 0.5%
Discover Financial Services, 4.100%, 2/9/2027 (1)	5,000,000	5,057,451

Lodging — 0.2%
Wyndham Destinations Inc., 5.400%, 4/1/2024 (1)	2,250,000	2,317,500

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024	5,000,000	5,040,469

Media — 1.6%
Charter Communications Operating LLC:
4.464%, 7/23/2022 (1)	1,000,000	1,036,780
5.375%, 5/1/2047	6,500,000	6,500,958
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	5,064,236
Viacom, Inc., 4.375%, 3/15/2043	3,150,000	2,935,266

		15,537,240
Mining — 0.6%
Glencore Funding LLC:
4.000%, 3/27/2027 (1) (5)	5,000,000	4,881,592
4.625%, 4/29/2024 (5)	1,000,000	1,037,642

		5,919,234
Oil & Gas — 2.6%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023	5,000,000	4,112,500
Ensco Rowan PLC, 5.750%, 10/1/2044 (1)	2,168,000	1,268,280
EQT Corp., 3.900%, 10/1/2027 (1)	5,000,000	4,770,875
Gulfport Energy Corp., 6.000%, 10/15/2024	5,500,000	4,565,000
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	5,000,000	4,670,050
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,500,000	5,438,125

		24,824,830
Pharmaceuticals — 1.7%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	1,092,000	1,098,825
Bayer US Finance II LLC, 4.250%, 12/15/2025 (1) (5)	5,000,000	5,144,603
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,471,151
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	4,495,075
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,262,500

		16,472,154
Pipelines — 0.6%
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	3,874,037
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	2,000,000	1,969,490

		5,843,527
Real Estate Investment Trusts — 1.2%
Crown Castle International Corp., 3.650%, 9/1/2027 (1)	5,000,000	5,017,059
EPR Properties, 5.250%, 7/15/2023	910,000	969,683
Hospitality Properties Trust, 4.500%, 3/15/2025	2,500,000	2,572,085

Welltower, Inc., 4.500%, 1/15/2024 (1)	2,500,000	2,665,447

		11,224,274
Retail — 2.0%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	3,512,737
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	6,507,000	6,549,295
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,068,750
7.600%, 7/15/2037	1,500,000	1,282,500
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	5,453,811

		18,867,093
Software — 0.6%
CA, Inc., 4.700%, 3/15/2027	4,000,000	3,998,221
Oracle Corp., 2.400%, 9/15/2023	2,000,000	1,981,431

		5,979,652
Telecommunications — 1.3%
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	3,500,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,035,303
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	6,000,000	5,954,700

		12,490,003

Total Corporate Bonds & Notes (identified cost $403,336,629)		402,415,818

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	314,583

Total Municipals (identified cost $300,000)		314,583

U.S. Government & U.S. Government Agency Obligations — 16.8%

U.S. Treasury Bonds & Notes — 16.8%
0.375%, 7/15/2023	$16,381,800	16,478,313
2.000%, 2/15/2025 (1)	25,000,000	25,026,367
2.000%, 8/15/2025	25,000,000	24,994,629
2.500%, 5/15/2024	5,000,000	5,130,176
2.625%, 2/28/2023 (1)	31,000,000	31,788,320
2.750%, 6/30/2025 (1)	40,000,000	41,719,531
3.000%, 8/15/2048 (1)	10,000,000	10,846,680
3.375%, 11/15/2048	4,000,000	4,658,594

Total U.S. Government & U.S. Government Agency Obligations (identified cost $153,205,175)		160,642,610

U.S. Government Agency-Mortgage Securities — 29.5%

Federal Home Loan Mortgage Corporation — 7.8%
3.000%, 11/1/2042	1,032,904	1,043,219
3.000%, 4/1/2043	1,269,793	1,283,644
3.000%, 4/1/2043	1,997,699	2,013,945
3.000%, 5/1/2043	2,223,513	2,245,706
3.000%, 7/1/2043	8,747,941	8,835,251
3.000%, 9/1/2043	8,851,050	8,939,229
3.000%, 4/1/2045	7,909,930	7,988,912
3.000%, 5/1/2045	4,337,682	4,380,995
3.500%, 12/1/2040	728,307	751,971
3.500%, 12/1/2041	653,894	675,169
3.500%, 3/1/2042	234,315	241,939
3.500%, 12/1/2042	599,986	617,102
3.500%, 11/1/2043	5,818,668	5,978,324
3.500%, 1/1/2044	5,939,600	6,101,503
3.500%, 2/1/2044	6,248,115	6,417,115
3.500%, 11/1/2044	4,454,782	4,567,310
4.000%, 4/1/2026	277,178	286,673

4.000%, 12/1/2039	471,564	491,185
4.000%, 12/1/2040	207,024	216,599
4.000%, 12/1/2040	2,615,563	2,724,728
4.000%, 3/1/2041	215,359	224,347
4.000%, 4/1/2041	5,209,050	5,469,831
4.000%, 8/1/2041	133,632	139,223
4.000%, 11/1/2041	545,071	567,879
4.500%, 9/1/2031	232,312	246,354
4.500%, 3/1/2039	99,823	106,716
4.500%, 5/1/2039	386,036	412,900
4.500%, 2/1/2040	102,514	109,723
4.500%, 11/1/2040	400,768	428,991
4.500%, 2/1/2041	809,007	866,047
5.000%, 12/1/2035	53,062	57,040
5.000%, 1/1/2038	28,832	30,962
5.000%, 3/1/2038	87,831	94,430
5.000%, 3/1/2038	28,571	30,731
5.000%, 2/1/2039	152,835	161,416
5.000%, 1/1/2040	138,357	149,816
6.000%, 6/1/2037	48,806	53,913
6.000%, 1/1/2038	59,714	66,779

		75,017,617
Federal National Mortgage Association — 21.5%
3.000%, 3/1/2043	2,546,095	2,565,092
3.000%, 7/1/2043	5,791,579	5,845,523
3.000%, 7/1/2043	11,377,645	11,489,251
3.000%, 9/1/2044	7,380,083	7,448,808
3.000%, 1/1/2045	7,365,913	7,434,506
3.000%, 2/1/2045	11,285,004	11,390,097
3.000%, 6/1/2045	6,485,276	6,545,671
3.000%, 3/1/2046	13,300,923	13,424,153
3.000%, 7/1/2046	15,572,505	15,711,963
3.000%, 4/1/2049	31,689,124	31,833,206
3.500%, 7/1/2032	334,241	345,886
3.500%, 5/1/2042	1,027,517	1,058,920
3.500%, 10/1/2042	701,563	724,938
3.500%, 10/1/2042	724,016	744,169
3.500%, 10/1/2042	916,998	942,520
3.500%, 11/1/2042	447,510	460,519
3.500%, 12/1/2042	877,953	902,383
3.500%, 12/1/2047	4,863,216	4,974,467
3.500%, 3/1/2049	26,159,704	26,696,364
3.500%, 4/1/2049	13,473,137	13,749,532
3.500%, 6/1/2049	25,000,000	25,507,747
4.000%, 11/1/2040	278,865	290,324
4.000%, 1/1/2041	393,878	410,074
4.000%, 2/1/2041	2,014,397	2,098,300
4.000%, 2/1/2041	383,859	399,643
4.000%, 3/1/2041	163,689	172,392
4.000%, 11/1/2041	345,509	359,715
4.000%, 9/1/2048	9,252,243	9,550,846
4.500%, 6/1/2039	578,063	617,511
4.500%, 8/1/2041	385,106	411,781
5.000%, 7/1/2022	98,925	101,485
5.000%, 3/1/2035	196,452	211,119
5.000%, 5/1/2042	491,594	529,404
5.500%, 2/1/2034	34,078	37,433
5.500%, 7/1/2036	180,663	198,381
5.500%, 8/1/2037	337,805	371,083
5.500%, 6/1/2038	46,803	51,359
6.000%, 12/1/2038	14,869	16,392
6.000%, 5/1/2039	145,874	163,800
6.500%, 10/1/2037	33,832	38,866
6.500%, 11/1/2037	18,121	20,993

		205,846,616

Government National Mortgage Association — 0.2%
4.000%, 10/15/2040	369,690	388,032
4.000%, 12/15/2040	419,621	440,420
4.000%, 4/15/2041	416,196	436,916
5.500%, 8/20/2038	67,520	70,179
5.500%, 2/15/2039	44,247	48,730
6.000%, 12/15/2038	48,098	53,632
6.000%, 1/15/2039	21,955	24,385

		1,462,294

Total U.S. Government Agency-Mortgage Securities (identified cost $279,549,159)		282,326,527

Short-Term Investments — 16.9%

Collateral Pool Investments for Securities on Loan — 14.7%
Collateral pool allocation (3)		140,808,550

Mutual Funds — 2.2%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	21,254,387	21,254,387

Total Short-Term Investments (identified cost $162,062,696)		162,062,937

Total Investments — 114.1% (identified cost $1,081,971,912)		1,092,758,683

Other Assets and Liabilities — (14.1)%		(134,657,730)

Total Net Assets — 100.0%		$958,100,953

High Yield Bond Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 91.1%

Aerospace/Defense — 1.1%
TransDigm, Inc., 6.500%, 7/15/2024 (1)	$115,000	$115,012

Auto Manufacturers — 0.9%
Telesat Canada, 8.875%, 11/15/2024 (5)	82,000	88,663

Auto Parts & Equipment — 3.0%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	75,000	72,281
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	82,000	83,128
Meritor, Inc., 6.250%, 2/15/2024 (1)	75,000	76,946
Tenneco, Inc., 5.000%, 7/15/2026 (1)	100,000	76,375

		308,730
Banks — 2.5%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	107,071
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	150,000	147,375

		254,446
Building Materials — 1.7%
Builders FirstSource, Inc., 6.750%, 6/1/2027 (5)	75,000	76,125
U.S. Concrete, Inc., 6.375%, 6/1/2024 (1)	100,000	102,250

		178,375
Chemicals — 2.1%
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	50,000	49,113
CF Industries, Inc., 4.950%, 6/1/2043	25,000	21,531
Olin Corp., 5.125%, 9/15/2027	50,000	49,610
Trinseo Materials Operating SCA, 5.375%, 9/1/2025 (5)	50,000	46,625
Valvoline, Inc., 4.375%, 8/15/2025	50,000	48,375

		215,254
Commercial Services — 4.4%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	75,000	72,469
Hertz Corp., 5.875%, 10/15/2020 (1)	100,000	99,562
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	49,705
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (1) (5)	80,000	83,950
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	100,000	99,750
Weight Watchers International, Inc., 8.625%, 12/1/2025 (1) (5)	50,000	47,252

		452,688
Computers — 2.2%
Dell, Inc., 6.500%, 4/15/2038	75,000	76,211
GCI LLC, 6.750%, 6/1/2021	79,000	79,099
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	24,818
4.875%, 6/1/2027 (1)	50,000	47,793

		227,921
Cosmetics/Personal Care — 1.1%
Coty, Inc., 6.500%, 4/15/2026 (1) (5)	50,000	48,119
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	66,000

		114,119
Diversified Financial Services — 0.5%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	50,000	50,644

Electric — 2.5%
AES Corp., 4.000%, 3/15/2021	50,000	50,437
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	101,627

NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (1) (5)	100,000	99,750

		251,814
Electronics — 0.7%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	75,000	67,688

Entertainment — 0.7%
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	73,716

Food — 2.6%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	100,000	97,020
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	85,000	49,300
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	74,531
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	50,000	49,128

		269,979
Forest Products & Paper — 1.3%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	128,125

Healthcare-Products — 1.3%
Hologic, Inc., 4.625%, 2/1/2028 (5)	50,000	48,938
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	125,000	86,250

		135,188
Healthcare-Services — 6.7%
Acadia Healthcare Co., Inc., 6.500%, 3/1/2024	50,000	51,375
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	99,500
Centene Corp., 6.125%, 2/15/2024 (1)	75,000	78,385
Encompass Health Corp., 5.750%, 11/1/2024 (1)	75,000	75,844
HCA, Inc.:
5.375%, 9/1/2026	50,000	52,005
5.875%, 5/1/2023 (1)	90,000	95,794
Select Medical Corp., 6.375%, 6/1/2021	150,000	150,300
Tenet Healthcare Corp., 8.125%, 4/1/2022 (1)	75,000	78,685

		681,888
Home Builders — 3.3%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	125,000	102,859
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	50,753
William Lyon Homes, Inc., 5.875%, 1/31/2025 (1)	188,000	181,420

		335,032
Home Furnishings — 1.5%
Tempur Sealy International, Inc., 5.625%, 10/15/2023 (1)	150,000	151,890

Insurance — 0.8%
CNO Financial Group, Inc., 5.250%, 5/30/2025 (1)	75,000	77,859

Investment Companies — 0.7%
Owl Rock Capital Corp., 5.250%, 4/15/2024	75,000	75,779

Iron/Steel — 0.9%
United States Steel Corp., 6.875%, 8/15/2025 (1)	100,000	87,050

Lodging — 1.5%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	50,687
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026	50,000	50,625
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	47,573

		148,885
Media — 6.7%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	185,250
Altice France SA, 7.375%, 5/1/2026 (5)	100,000	97,937
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	99,595
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	205,000
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	101,095

		688,877
Mining — 3.6%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	25,188
Freeport-McMoRan, Inc., 3.550%, 3/1/2022 (1)	100,000	98,125
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	75,000	75,844

Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	102,000
Kinross Gold Corp., 4.500%, 7/15/2027	75,000	70,687

		371,844
Oil & Gas — 9.0%
Brazos Valley Longhorn LLC, 6.875%, 2/1/2025	75,000	73,594
Chesapeake Energy Corp., 8.000%, 1/15/2025	75,000	69,375
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	100,000	83,000
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	59,063
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	100,000	97,052
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	101,875
QEP Resources, Inc., 5.250%, 5/1/2023 (1)	150,000	142,125
Southwestern Energy Co., 7.500%, 4/1/2026	50,000	48,250
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	70,031
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	75,000	74,156
Whiting Petroleum Corp., 5.750%, 3/15/2021	100,000	99,230

		917,751
Oil & Gas Services — 2.1%
Archrock Partners LP, 6.875%, 4/1/2027 (5)	50,000	51,500
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	100,000	99,500
SESI LLC, 7.750%, 9/15/2024	100,000	66,500

		217,500
Packaging & Containers — 0.5%
BWAY Holding Co., 5.500%, 4/15/2024 (5)	50,000	49,068

Pharmaceuticals — 2.1%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	62,000	62,387
Par Pharmaceutical, Inc., 7.500%, 4/1/2027 (5)	50,000	48,500
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 7/21/2023 (1)	100,000	83,625
6.000%, 4/15/2024	25,000	23,149

		217,661
Pipelines — 3.9%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (1)	100,000	99,205
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	50,000	51,876
Cheniere Energy Partners LP, 5.625%, 10/1/2026 (1) (5)	100,000	101,500
Genesis Energy LP, 6.750%, 8/1/2022	150,000	149,812

		402,393
Private Equity — 0.5%
Icahn Enterprises LP, 6.250%, 5/15/2026 (5)	50,000	49,750

Real Estate Investment Trusts — 2.5%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (1) (5)	100,000	100,500
iStar, Inc., 6.000%, 4/1/2022 (1)	75,000	75,937
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	74,250

		250,687
Retail — 5.8%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	50,000	47,454
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	144,000	144,936
New Red Finance, Inc., 5.000%, 10/15/2025 (5)	100,000	98,750
Party City Holdings, Inc., 6.625%, 8/1/2026 (5)	100,000	99,750
Penske Automotive Group, Inc., 5.375%, 12/1/2024	75,000	75,562
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	75,000	76,711
Staples, Inc., 10.750%, 4/15/2027 (5)	50,000	48,110

		591,273
Software — 0.6%
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1) (5)	75,000	65,454

Telecommunications — 9.0%
CenturyLink, Inc., 5.800%, 3/15/2022 (1)	50,000	50,985
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (1) (5)	100,000	86,750
CommScope, Inc., 5.500%, 6/15/2024 (1) (5)	158,000	147,730
Consolidated Communications, Inc., 6.500%, 10/1/2022 (1)	100,000	91,750
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	151,605
Netflix, Inc., 4.875%, 4/15/2028 (1)	50,000	49,510

Qwest Corp., 6.875%, 9/15/2033 (1)	100,000	100,091
Sprint Corp.:
7.125%, 6/15/2024 (1)	110,000	114,675
7.625%, 3/1/2026	50,000	53,100
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	23,438
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	49,500

		919,134
Toys/Games/Hobbies — 0.5%
Mattel, Inc., 2.350%, 8/15/2021	50,000	47,250

Trucking & Leasing — 0.3%
Park Aerospace Holdings, Ltd., 4.500%, 3/15/2023 (5)	25,000	25,342

Total Corporate Bonds & Notes (identified cost $9,539,650)		9,304,729

Short-Term Investments — 44.9%

Collateral Pool Investments for Securities on Loan — 37.2%
Collateral pool allocation (3)		3,802,806

Mutual Funds — 7.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (4)	783,258	783,258

Total Short-Term Investments (identified cost $4,586,025)		4,586,064

Total Investments — 136.0% (identified cost $14,125,675)		13,890,793

Other Assets and Liabilities — (36.0)%		(3,676,651)

Total Net Assets — 100.0%		$10,214,142

Government Money Market Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds — 7.5%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.260%	125,000,000	$125,000,000
Invesco Government & Agency Portfolio — Institutional Class, 2.304%	90,000,000	90,000,000

Total Mutual Funds		215,000,000

Repurchase Agreements — 46.6%

Agreement with Fixed Income Clearing Corp., 1.400%, dated 5/31/2019, to be repurchased at $9,736,465 on 6/3/2019, collateralized by a U.S. Government Treasury Obligation with various maturities to 5/21/2020, with a fair value of $9,931,062	$9,735,329	$9,735,329

Agreement with Fixed Income Clearing Corp., 2.480%, dated 5/31/2019, to be repurchased at $540,111,600 on 6/3/2019, collateralized by U.S. Government Treasury Obligation with various maturities to 2/29/2024, with a fair value of $550,800,636	540,000,000	$540,000,000

Agreement with Goldman Sachs Group, Inc., 2.400%, dated 5/29/2019 to be repurchased at $200,093,333 on 6/5/2019, collateralized by U.S. Government Agency Obligations with various maturities to 10/20/2048, with a fair value of $204,000,000	200,000,000	$200,000,000

Agreement with Goldman Sachs Group, Inc., 2.460%, dated 5/31/2019 to be repurchased at $335,068,675 on 6/3/2019, collateralized by U.S. Government Agency Obligations with various maturities to 4/20/2049, with a fair value of $341,700,000	335,000,000	$335,000,000

Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.500%, dated 5/31/2019 to be repurchased at $125,026,042 on 6/3/2019, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2048, with a fair value of $127,500,001	125,000,000	$125,000,000

Agreement with Toronto Dominion Bank, 2.490%, dated 5/31/2019 to be repurchased at $125,025,938 on 6/3/2019, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2049, with a fair value of $127,526,457	125,000,000	$125,000,000

Total Repurchase Agreements		1,334,735,329

U.S. Government & U.S. Government Agency Obligations — 46.5%

Federal Farm Credit Bank — 12.0%
2.325% (LIBOR 1 Month - 11 basis points) 9/25/2019 (8)	1,000,000	999,923
2.329% (LIBOR 1 Month - 10 basis points) 8/30/2019 (8)	15,000,000	14,999,978
2.340% (LIBOR 1 Month - 10 basis points) 12/2/2019 (8)	12,800,000	12,797,575
2.364% (LIBOR 1 Month - 7 basis points) 12/30/2019 (8)	14,000,000	13,999,595
2.378% (LIBOR 1 Month - 9 basis points) 7/9/2019 (8)	1,000,000	1,000,001
2.385% (LIBOR 1 Month - 5 basis points) 2/25/2020 (8)	14,700,000	14,698,500
2.400% (LIBOR 1 Month - 4 basis points) 5/1/2020 (8)	10,000,000	9,995,984
2.409% (LIBOR 3 Month - 20 basis points) 7/12/2019 (8)	15,000,000	14,999,916
2.410% (LIBOR 1 Month - 3 basis points) 10/1/2019 (8)	10,000,000	9,999,916
2.412% (LIBOR 1 Month - 3 basis points) 6/24/2019 (8)	2,000,000	2,000,047
2.420% (FCPR DLY - 308 basis points) 6/27/2019 (8)	25,000,000	24,999,982
2.420% (FCPR DLY - 308 basis points) 9/13/2019 (8)	12,000,000	11,999,943
2.420% (FCPR DLY - 308 basis points) 10/10/2019 (8)	15,000,000	14,999,535
2.425% (FCPR DLY - 308 basis points) 9/25/2019 (8)	11,900,000	11,900,036
2.430% (FCPR DLY - 307 basis points) 11/4/2019 (8)	23,000,000	22,999,331
2.430% (FCPR DLY - 307 basis points) 12/18/2019 (8)	10,000,000	9,999,863
2.430% (SOFR + 3 basis points) 2/6/2020 (8)	4,000,000	4,000,000
2.435% (FCPR DLY - 307 basis points) 12/26/2019 (8)	15,000,000	14,999,572
2.449% 4/14/2020 (8)	15,000,000	15,000,000
2.450% (FCPR DLY - 305 basis points) 1/9/2020 (8)	15,000,000	14,999,546

2.462% (LIBOR 3 Month - 12 basis points) 1/27/2020 (8)	1,500,000	1,500,744
2.463% (LIBOR 1 Month + 1 basis points) 12/11/2020 (8)	4,150,000	4,145,052
2.480% (LIBOR 1 Month + 5 basis points) 1/27/2020 (8)	15,000,000	15,010,403
2.492% (LIBOR 1 Month + 5 basis points) 2/21/2020 (8)	8,500,000	8,506,478
2.500% (FCPR DLY - 300 basis points) 3/22/2021 (8)	10,000,000	9,998,175
2.510% (FEDL 1 Month + 12 basis points) 2/18/2020 (8)	10,000,000	10,003,492
2.520% 7/22/2019 (6)	15,500,000	15,444,665
2.520% (SOFR + 12 basis points) 3/18/2021 (8)	10,000,000	10,002,625
2.540% (FCPR DLY - 296 basis points) 7/9/2020 (8)	10,000,000	9,997,784
2.617% (LIBOR 1 Month + 18 basis points) 10/24/2019 (8)	2,295,000	2,297,721
2.631% (LIBOR 1 Month + 19 basis points) 9/20/2019 (8)	1,510,000	1,511,255
2.633% (LIBOR 1 Month + 18 basis points) 10/11/2019 (8)	12,315,000	12,327,188

		342,134,825
Federal Home Loan Bank — 25.7%
2.300% 6/3/2019 (6)	40,000,000	39,994,889
2.313% (LIBOR 1 Month - 13 basis points) 7/16/2019 (8)	25,000,000	25,000,000
2.320% 6/26/2019 (6)	2,300,000	2,296,294
2.321% (LIBOR 3 Month - 26 basis points) 10/11/2019 (8)	15,000,000	14,994,949
2.329% (LIBOR 3 Month - 26 basis points) 10/7/2019 (8)	15,000,000	14,995,762
2.335% (LIBOR 1 Month - 10 basis points) 10/23/2019 (8)	12,500,000	12,500,000
2.336% (LIBOR 1 Month - 11 basis points) 7/19/2019 (8)	20,000,000	20,000,000
2.340% (LIBOR 1 Month - 9 basis points) 7/26/2019 (8)	12,850,000	12,850,000
2.356% (LIBOR 1 Month - 8 basis points) 8/22/2019 (8)	13,000,000	13,000,000
2.360% (LIBOR 1 Month - 7 basis points) 12/27/2019 (8)	16,000,000	15,994,764
2.363% (LIBOR 1 Month - 9 basis points) 8/12/2019 (8)	10,150,000	10,150,000
2.364% (LIBOR 1 Month - 9 basis points) 6/14/2019 (8)	1,600,000	1,600,004
2.365% (LIBOR 1 Month - 7 basis points) 1/23/2020 (8)	10,000,000	10,000,006
2.370% (LIBOR 1 Month - 6 basis points) 8/28/2019 (8)	10,000,000	10,000,000
2.371% (LIBOR 1 Month - 7 basis points) 7/19/2019 (8)	15,000,000	15,000,010
2.373% (LIBOR 1 Month - 8 basis points) 11/13/2019 (8)	10,000,000	9,998,465
2.378% (LIBOR 1 Month - 6 basis points) 9/16/2019 (8)	4,600,000	4,600,299
2.381% (LIBOR 1 Month - 6 basis points) 9/18/2019 (8)	15,000,000	14,999,262
2.381% (LIBOR 1 Month - 6 basis points) 2/20/2020 (8)	20,000,000	20,000,000
2.383% (LIBOR 1 Month - 7 basis points) 7/12/2019 (8)	17,500,000	17,499,766
2.387% (LIBOR 1 Month - 8 basis points) 2/7/2020 (8)	15,000,000	14,999,721
2.398% (LIBOR 1 Month - 9 basis points) 6/3/2019 (8)	3,300,000	3,300,001
2.410% (SOFR + 11 basis points) 8/30/2019 (8)	25,000,000	25,000,000
2.416% (LIBOR 1 Month - 3 basis points) 4/20/2020 (8)	10,750,000	10,749,114
2.420% 6/7/2019 (6)	25,000,000	24,989,917
2.420% 6/12/2019 (6)	14,625,000	14,614,186
2.420% (SOFR + 2 basis points) 7/17/2019 (8)	7,000,000	7,000,000
2.420% (SOFR + 2 basis points) 8/27/2019 (8)	29,000,000	29,000,000
2.420% (SOFR + 2 basis points) 2/21/2020 (8)	22,000,000	22,000,000
2.425% (SOFR + 2.5 basis points) 9/20/2019 (8)	23,000,000	23,000,000
2.430% 6/12/2019 (6)	18,000,000	17,986,635
2.430% 10/23/2020 (8)	14,750,000	14,750,000
2.430% (SOFR + 3 basis points) 12/6/2019 (8)	14,000,000	14,000,000
2.435% (LIBOR 3 Month - 16 basis points) 7/5/2019 (8)	25,050,000	25,052,951
2.435% (SOFR + 4 basis points) 5/8/2020 (8)	20,000,000	20,000,000
2.438% (LIBOR 3 Month - 15 basis points) 1/17/2020 (8)	8,500,000	8,500,000
2.440% (SOFR + 4 basis points) 6/21/2019 (8)	22,000,000	22,000,000
2.440% (SOFR + 4 basis points) 8/25/2020 (8)	15,500,000	15,500,000
2.447% (LIBOR 1 Month - 2 basis points) 1/6/2020 (8)	20,000,000	20,000,000
2.450% 9/23/2019	13,000,000	12,998,870
2.450% (SOFR + 5 basis points) 1/17/2020 (8)	2,000,000	2,000,000
2.465% (SOFR + 6.2 basis points) 3/27/2020 (8)	14,000,000	14,000,000
2.465% (SOFR + 7 basis points) 11/15/2019 (8)	19,000,000	19,001,841
2.475% (SOFR + 8 basis points) 7/24/2020 (8)	10,000,000	10,000,000
2.505% (SOFR + 11 basis points) 10/1/2020 (8)	13,000,000	13,000,000
2.510% 5/28/2020	15,000,000	15,000,000
2.515% (SOFR + 12 basis points) 3/12/2021 (8)	11,000,000	11,000,000
2.550% 4/3/2020	20,000,000	20,000,000

		734,917,706
Federal Home Loan Mortgage Corporation — 4.5%
2.410% (SOFR + 1 basis points) 7/11/2019 (8)	16,500,000	16,500,000

2.425% (SOFR + 3 basis points) 5/22/2020 (8)	20,000,000	20,000,000
2.430% (SOFR + 3 basis points) 8/21/2020 (8)	15,000,000	15,000,000
2.433% (LIBOR 3 Month - 17 basis points) 7/5/2019 (8)	28,890,000	28,893,803
2.495% 6/4/2020	15,000,000	15,000,000
2.500% 5/22/2020	13,000,000	13,000,000
2.510% 4/2/2020	10,000,000	9,998,295
2.520% 4/15/2020	11,150,000	11,150,000

		129,542,098
Federal National Mortgage Association — 1.9%
2.475% (SOFR + 8 basis points) 10/30/2020 (8)	9,000,000	9,000,000
2.520% (SOFR + 12 basis points) 7/30/2019 (8)	25,000,000	25,000,000
2.560% (SOFR + 16 basis points) 1/30/2020 (8)	21,000,000	21,004,361

		55,004,361
Sovereign — 2.4%
2.360% 1/20/2027 (8)	15,000,000	15,000,000
2.360% 1/20/2035 (8)	5,000,000	5,000,000
2.360% 4/20/2035 (8)	5,000,000	5,000,000
2.370% 7/19/2027 (8)	15,000,000	15,000,000
2.370% 7/19/2027 (8)	5,000,000	5,000,000
2.370% 9/20/2027 (8)	14,000,000	14,000,000
2.370% 10/15/2030 (8)	10,000,000	10,000,000

		69,000,000

Total U.S. Government & U.S. Government Agency Obligations		1,330,598,990

Total Investments — 100.6% (at amortized cost)		2,880,334,319

Other Assets and Liabilities — (0.6)%		(17,422,542)

Total Net Assets — 100.0%		$2,862,911,777

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.5%

Alabama — 11.1%
Chatom Industrial Development Board, 1.850%, 8/1/2037 (8)	$5,500,000	$5,500,000
City of Oxford, 1.480%, 9/1/2041 (8)	12,745,000	12,745,000
Industrial Development Board of the City of Mobile Alabama, 1.420%, 6/1/2034 (8)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates:
1.580% 5/1/2026 (5) (8)	6,000,000	6,000,000
1.580% 7/1/2026 (5) (8)	10,000,000	10,000,000

		44,245,000
California — 3.5%
Tender Option Bond Trust Receipts/Certificates:
1.520% 11/1/2023 (5) (8)	5,070,000	5,070,000
1.570% 9/1/2042 (5) (8)	8,945,000	8,945,000

		14,015,000
Connecticut — 3.1%
State of Connecticut, 1.480%, 5/15/2034 (8)	12,200,000	12,200,000

District of Columbia — 1.0%
District of Columbia, 1.370%, 6/11/2019	4,000,000	4,000,000

Florida — 6.6%
City of Jacksonville:
1.410% 8/1/2036 (8)	5,000,000	5,000,000
1.410% 8/1/2036 (8)	5,000,000	5,000,000
1.830% 6/11/2019	12,300,000	12,300,000
Tender Option Bond Trust Receipts/Certificates, 1.450%, 7/1/2040 (5) (8)	4,075,000	4,075,000

		26,375,000
Georgia — 1.7%
RBC Municipal Products, Inc. Trust, 1.480%, 10/1/2021 (5) (8)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 1.470%, 10/1/2024 (5) (8)	1,600,000	1,600,000

		6,600,000
Idaho — 0.6%
Idaho Health Facilities Authority, 1.750%, 12/1/2048 (8)	2,300,000	2,300,000

Illinois — 7.5%
Illinois Finance Authority:
1.400% 7/1/2038 (8)	5,618,000	5,618,000
1.420% 7/1/2039 (8)	450,000	450,000
1.450% 8/15/2038 (8)	800,000	800,000
Illinois State Toll Highway Authority, 1.410%, 7/1/2030 (8)	725,000	725,000
Phoenix Realty Special Account-U LP, 1.450%, 4/1/2020 (8)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
1.450% 1/15/2026 (5) (8)	7,500,000	7,500,000
1.620% 11/15/2025 (5) (8)	6,670,000	6,670,000

		29,838,000
Indiana — 1.9%
Tender Option Bond Trust Receipts/Certificates, 1.570%, 5/14/2026 (5) (8)	7,770,000	7,770,000

Iowa — 3.3%
Iowa Finance Authority:
1.450% 9/1/2036 (8)	3,200,000	3,200,000
1.460% 6/1/2039 (8)	9,800,000	9,800,000

		13,000,000

Maryland — 1.9%
RBC Municipal Products, Inc. Trust, 1.620%, (SIFMA Municipal Swap Index Yield), 1/1/2025 (5) (8)	2,000,000	2,000,000
State of Maryland, 5.000%, 8/1/2019	5,600,000	5,631,784

		7,631,784
Michigan — 0.4%
Michigan State University, 1.430%, 8/15/2030 (8)	1,610,000	1,610,000

Minnesota — 1.8%
City of Ramsey, 1.620%, 12/1/2023 (8)	1,600,000	1,600,000
Minnesota Higher Education Facilities Authority:
1.530% 3/1/2033 (8)	3,415,000	3,415,000
1.550% 3/1/2024 (8)	2,000,000	2,000,000

		7,015,000
Mississippi — 1.0%
Mississippi Business Finance Corp.:
1.900% 5/1/2037 (8)	1,000,000	1,000,000
2.400% 11/1/2035 (8)	3,000,000	3,000,000

		4,000,000
Missouri — 2.7%
Greene County Industrial Development Authority, 1.500%, 5/1/2039 (8)	905,000	905,000
Tender Option Bond Trust Receipts/Certificates, 1.520%, 5/15/2041 (5) (8)	10,000,000	10,000,000

		10,905,000
Nebraska — 2.9%
Nebraska Investment Finance Authority, 2.500%, 9/1/2031 (8)	600,000	600,000
Omaha Public Power District, 1.750%, 8/19/2019	11,150,000	11,150,000

		11,750,000
New York — 4.9%
City of New York, 2.320%, 4/1/2042 (8)	6,000,000	6,000,000
County of Suffolk, 5.000%, 7/24/2019	2,405,000	2,414,462
New York City Water & Sewer System, 2.200%, 6/15/2049 (8)	5,300,000	5,300,000
RBC Municipal Products, Inc. Trust, 2.200%, 3/1/2022 (5) (8)	6,000,000	6,000,000

		19,714,462
North Carolina — 2.8%
City of Raleigh Combined Enterprise System Revenue, 1.430%, 3/1/2035 (8)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.470%, 7/1/2019 (5) (8)	5,095,000	5,095,000

		11,095,000
Ohio — 7.9%
Athens City School District, 3.000%, 6/26/2019	2,500,000	2,501,271
County of Franklin, 1.750%, 12/1/2046 (8)	5,095,000	5,095,000
County of Lake, 3.000%, 1/16/2020	2,500,000	2,513,819
County of Lorain, 3.000%, 2/7/2020	2,225,000	2,240,744
Ohio State University:
1.300% 12/1/2027 (8)	2,000,000	2,000,000
1.350% 12/1/2034 (8)	1,000,000	1,000,000
1.350% 12/1/2044 (8)	1,000,000	1,000,000
Port of Greater Cincinnati Development Authority:
1.730% 11/1/2023 (8)	1,230,000	1,230,000
1.730% 11/1/2025 (8)	245,000	245,000
RBC Municipal Products, Inc. Trust, 1.450%, 10/1/2020 (5) (8)	4,110,000	4,110,000
South-Western City School District, 3.000%, 12/5/2019	1,900,000	1,911,867
State of Ohio, 1.350%, 8/1/2021 (8)	3,700,000	3,700,000
Tender Option Bond Trust Receipts/Certificates, 1.570%, 6/1/2026 (5) (8)	4,000,000	4,000,000

		31,547,701
Pennsylvania — 3.1%
Montgomery County Higher Education & Health Authority, 5.000%, 6/1/2025	1,000,000	1,000,000
RBC Municipal Products, Inc. Trust:
1.620% (SIFMA Municipal Swap Index Yield), 12/1/2025 (5) (7) (8)	4,325,000	4,325,000
2.200% 4/1/2022 (5) (8)	7,000,000	7,000,000

		12,325,000
South Dakota — 3.1%
South Dakota Housing Development Authority:

1.480% 5/1/2048 (8)	6,470,000	6,470,000
1.540% 11/1/2048 (8)	6,110,000	6,110,000

		12,580,000
Tennessee — 1.5%
City of Memphis, 1.830%, 6/3/2019	6,000,000	6,000,000

Texas — 14.8%
Atascosa County Industrial Development Corp., 1.450%, 6/30/2020 (8)	9,500,000	9,500,000
City of Austin, 1.430%, 11/15/2029 (8)	1,260,000	1,260,000
City of Houston:
1.600% 7/5/2019	5,000,000	5,000,000
1.850% 7/12/2019	2,750,000	2,750,000
City of San Antonio, 1.420%, 6/21/2019	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., 1.750%, 6/4/2019	5,000,000	5,000,000
San Antonio Texas Water System, 1.870%, 8/2/2019	3,000,000	3,000,000
State of Texas:
1.390% 12/1/2049 (8)	4,995,000	4,995,000
1.450% 6/1/2045 (8)	4,000,000	4,000,000
1.450% 6/1/2046 (8)	3,500,000	3,500,000
4.000% 8/29/2019	3,000,000	3,014,841
Tarrant County Cultural Education Facilities Finance Corp.:
1.440% 11/15/2033 (8)	2,285,000	2,285,000
1.440% 11/15/2051 (8)	1,445,000	1,445,000
University of North Texas System, 1.530%, 6/6/2019	8,280,000	8,280,000

		59,029,841
Washington — 6.5%
Seattle Housing Authority, 1.610%, 6/1/2040 (8)	975,000	975,000
Tender Option Bond Trust Receipts/Certificates:
1.480% 7/1/2026 (5) (8)	5,000,000	5,000,000
1.570% 6/15/2029 (5) (8)	11,320,000	11,320,000
Washington Higher Education Facilities Authority, 1.450%, 10/1/2029 (8)	6,050,000	6,050,000
Washington State Housing Finance Commission, 1.560%, 7/1/2028 (8)	2,505,000	2,505,000

		25,850,000
Wisconsin — 2.9%
DeForest Area School District, 3.000%, 12/18/2019 (7)	5,000,000	5,010,800
Milton School District, 5.000%, 8/19/2019 (7)	4,000,000	4,022,920
PMA Levy & Aid Anticipation Notes Program, 3.000%, 7/19/2019	1,000,000	1,001,298
Wisconsin Health & Educational Facilities Authority, 1.450%, 5/1/2030 (8)	1,480,000	1,480,000

		11,515,018

Total Municipals		392,911,806

Mutual Funds — 2.2%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.260%	100,000	100,000
Federated Institutional Tax-Free Cash Trust — Institutional Class, 1.490%	8,410,249	8,410,249

Total Mutual Funds		8,510,249

Total Investments — 100.7% (at amortized cost)		401,422,055

Other Assets and Liabilities — (0.7)%		(2,617,562)

Total Net Assets — 100.0%		$398,804,493

Prime Money Market Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit — 24.0%

Banks — 24.0%
Bank of Nova Scotia, 2.871% (LIBOR 3 Month + 28 basis points), 10/21/2019 (8)	$2,500,000	$2,501,690
Canadian Imperial Bank of Commerce, 2.733% (LIBOR 3 Month + 10 basis points), 9/20/2019 (8)	3,000,000	3,000,000

Cooperatieve Rabobank UA, 2.847% (LIBOR 3 Month + 24 basis points), 6/7/2019 (8)	5,000,000	5,000,276
Credit Suisse AG:
2.590% (SOFR + 19 basis points), 10/10/2019 (8)	3,000,000	3,000,000
2.606% (LIBOR 1 Month + 16 basis points), 12/20/2019 (8)	1,500,000	1,500,000
2.640% (SOFR + 24 basis points), 10/1/2019 (8)	3,000,000	2,999,998
2.780% (SOFR + 38 basis points), 3/6/2020 (8)	2,500,000	2,500,000
2.780% (SOFR + 38 basis points), 5/4/2020 (8)	2,500,000	2,500,000
Goldman Sachs Bank USA:
2.675% 8/16/2019 (8)	2,500,000	2,501,016
2.740% 11/4/2019 (8)	3,000,000	3,002,751
HSBC Bank USA NA:
2.565% (LIBOR 3 Month), 8/5/2019 (8)	3,000,000	3,000,000
2.580% 7/26/2019	3,000,000	3,000,000
2.590% (LIBOR 3 Month + 1 basis points), 10/25/2019 (8)	2,500,000	2,500,000
2.603% (LIBOR 1 Month + 15 basis points), 9/11/2019 (8)	2,500,000	2,500,000
2.690% (LIBOR 1 Month + 25 basis points), 10/3/2019 (8)	2,500,000	2,500,000
2.740% 6/27/2019	3,000,000	3,000,000
Mizuho Bank, Ltd.:
2.590% (LIBOR 1 Month + 16 basis points), 8/27/2019 (8)	2,500,000	2,500,000
2.591% (LIBOR 1 Month + 15 basis points), 11/18/2019 (8)	2,500,000	2,500,137
2.600% (LIBOR 3 Month + 2 basis points), 7/25/2019 (8)	3,000,000	3,000,000
2.613% (LIBOR 1 Month + 16 basis points), 9/12/2019 (8)	3,000,000	3,000,000
2.627% (LIBOR 1 Month + 16 basis points), 8/8/2019 (8)	3,000,000	3,000,000
2.927% (LIBOR 3 Month + 33 basis points), 4/15/2020 (8)	3,000,000	3,004,824
MUFG Bank, Ltd.:
2.681% (LIBOR 3 Month + 10 basis points), 10/24/2019 (8)	3,000,000	3,000,000
2.717% (LIBOR 1 Month + 25 basis points), 5/5/2020 (8)	3,000,000	3,000,022
2.770% (LIBOR 1 Month + 33 basis points), 8/15/2019 (8)	3,000,000	3,000,000

National Bank of Canada, 2.551% (LIBOR 1 Month + 10 basis points), 10/10/2019 (8)	3,000,000	3,000,000
Natixis S.A., 2.880% (SOFR + 48 basis points), 6/12/2019 (8)	2,500,000	2,500,000
Norinchukin Bank:
2.530% 11/25/2019	2,500,000	2,500,000
2.540% 11/15/2019	2,500,000	2,500,110
Royal Bank of Canada, 2.661% (LIBOR 3 Month + 6 basis points), 4/17/2020 (8)	2,750,000	2,750,000
Skandinaviska Enskilda Banken AB:
2.570% 11/1/2019	2,500,000	2,500,093
2.573% (LIBOR 1 Month + 12 basis points), 8/13/2019 (8)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp.:
2.552% (LIBOR 1 Month + 12 basis points), 11/18/2019 (8)	2,500,000	2,500,000
2.597% (LIBOR 1 Month + 13 basis points), 9/5/2019 (8)	2,500,000	2,500,000
3.048% (LIBOR 3 Month + 45 basis points), 9/5/2019 (8)	1,650,000	1,651,714
Sumitomo Mitsui Trust Bank, Ltd.:
2.528% (LIBOR 1 Month + 10 basis points), 8/29/2019 (8)	2,500,000	2,500,000
2.709% (LIBOR 3 Month + 12 basis points), 7/8/2019 (8)	3,000,000	3,000,000

Toronto-Dominion Bank, 2.734% (LIBOR 3 Month + 13 basis points), 10/15/2019 (8)	3,000,000	3,000,000
U.S. Bank NA, 2.910% 7/23/2019	2,500,000	2,500,000
Wells Fargo Bank NA:

2.730% (LIBOR 1 Month + 30 basis points), 7/23/2019 (8)	3,500,000	3,500,000
2.735% (LIBOR 3 Month + 14 basis points), 6/28/2019 (8)	3,000,000	3,000,000
2.789% (LIBOR 3 Month + 20 basis points), 1/8/2020 (8)	3,000,000	3,000,000
Westpac Banking Corp., 2.690% (FEDL 1 Month + 30 basis points), 2/14/2020 (8)	2,500,000	2,500,000

Total Certificates of Deposit		118,912,631

Commercial Paper — 51.9%

Asset-Backed Securities — 31.9%
Atlantic Asset Securitization LLC:
2.400% 6/3/2019 (6)	10,000,000	9,998,667
2.538% (LIBOR 1 Month + 11 basis points), 11/26/2019 (5) (8)	2,500,000	2,500,000
2.539% (LIBOR 1 Month + 11 basis points), 10/30/2019 (5) (8)	3,000,000	3,000,000
CAFCO LLC:
2.410% 6/3/2019 (6)	5,000,000	4,999,331
2.560% 6/5/2019 (6)	3,000,000	2,999,147
Chesham Finance Ltd., 2.470% 6/3/2019 (6)	19,500,000	19,497,324
Crown Point Capital Co. LLC, 2.500% 6/3/2019 (6)	17,500,000	17,497,569
Lexington Parker Capital Co. LLC:
2.480% 7/15/2019 (6)	2,000,000	1,993,938
2.510% 8/5/2019 (6)	2,500,000	2,488,670
2.550% 8/9/2019 (6)	3,000,000	2,985,338
2.570% 7/8/2019 (6)	3,000,000	2,992,076
Liberty Street Funding LLC, 2.640% 6/3/2019 (6)	2,500,000	2,499,633
LMA Americas LLC:
2.500% 6/7/2019 (6)	4,000,000	3,998,333
2.530% 8/13/2019 (6)	1,600,000	1,591,792
2.540% 6/5/2019 (6)	2,000,000	1,999,436
2.540% 11/15/2019 (6)	2,000,000	1,976,434
2.570% 9/18/2019 (6)	3,000,000	2,976,656
2.600% 10/21/2019 (6)	2,500,000	2,474,361
2.620% 1/27/2020 (6)	2,000,000	1,966,133
Longship Funding LLC, 2.410% 6/7/2019 (6)	7,500,000	7,496,987
Manhattan Asset Funding Co. LLC:
2.420% 6/5/2019 (6)	4,966,000	4,964,665
2.420% 6/6/2019 (6)	3,000,000	2,998,992
2.450% 6/18/2019 (6)	3,000,000	2,996,529
Regency Markets No. 1 LLC:
2.450% 6/6/2019 (6)	2,900,000	2,899,013
2.480% 6/14/2019 (6)	2,500,000	2,497,761
2.500% 6/10/2019 (6)	7,500,000	7,495,312
2.500% 6/17/2019 (6)	2,750,000	2,746,944
Ridgefield Funding Co., 2.570% 7/9/2019 (6)	3,000,000	2,991,862
Sheffield Receivables Co. LLC:
2.590% (SOFR + 18 basis points), 12/2/2019 (5) (8)	3,000,000	3,000,000
2.600% (SOFR + 20 basis points), 10/18/2019 (5) (8)	1,750,000	1,750,000
2.610% 6/6/2019 (6)	2,500,000	2,499,094
2.620% 6/20/2019 (6)	2,500,000	2,496,543
2.620% 10/1/2019 (6)	2,500,000	2,477,803
2.840% 6/24/2019 (6)	3,000,000	2,994,557
Starbird Funding Corp., 2.400% 6/3/2019 (6)	10,000,000	9,998,667
Victory Receivables Corp.:
2.450% 6/24/2019 (6)	3,000,000	2,995,304
2.600% 6/20/2019 (6)	2,500,000	2,496,569

		158,231,440
Automobiles — 1.2%
Toyota Motor Credit Corp.:
2.617% (LIBOR 1 Month + 15 basis points), 1/31/2020 (8)	3,000,000	3,000,000
2.697% (LIBOR 3 Month + 10 basis points), 10/11/2019 (8)	3,000,000	3,000,000

		6,000,000
Banks — 6.2%
Sumitomo Mitsui Trust Bank, Ltd., 2.550% 7/9/2019 (6)	3,000,000	2,991,925
Toronto-Dominion Bank:
2.550% (LIBOR 1 Month + 12 basis points), 11/26/2019 (5) (8)	2,500,000	2,500,000

2.770% (LIBOR 1 Month + 34 basis points), 8/23/2019 (5) (8)	2,000,000	2,000,000
Westpac Banking Corp.:
2.702% (LIBOR 3 Month + 10 basis points), 10/4/2019 (5) (8)	3,000,000	2,999,874
2.780% (LIBOR 3 Month + 18 basis points), 1/2/2020 (5) (8)	2,500,000	2,502,062

		12,993,861
Diversified Financial Services — 11.6%
Bedford Row Funding Corp.:
2.621% (LIBOR 3 Month + 3 basis points), 1/23/2020 (5) (8)	2,500,000	2,500,000
2.683% (LIBOR 1 Month + 22 basis points), 9/9/2019 (5) (8)	3,000,000	3,000,000
2.739% (LIBOR 3 Month + 13 basis points), 6/27/2019 (5) (8)	2,500,000	2,500,000
2.787% (LIBOR 1 Month + 32 basis points), 6/6/2019 (5) (8)	3,000,000	3,000,000
Colgate-Palmolive India, Ltd., 2.400% 6/5/2019 (6)	7,500,000	7,498,000
Collateralized Commercial Paper Co. LLC, 2.641% (LIBOR 3 Month + 3 basis points), 9/12/2019 (8)	3,000,000	3,000,000
Glencove Funding LLC:
2.491% (1 year USD Swap + 10 basis points), 10/22/2019 (5) (8)	5,000,000	5,000,000
2.494% (1 year USD Swap + 10 basis points), 2/14/2020 (5) (8)	3,000,000	3,000,000
2.498% (1 year USD Swap + 10 basis points), 10/31/2019 (5) (8)	3,500,000	3,500,000
2.660% 7/9/2019 (6)	2,500,000	2,492,981
JP Morgan Securities LLC, 2.639% (LIBOR 1 Month + 21 basis points), 9/23/2019 (5) (8)	2,000,000	1,998,944
Nationwide Building Society:
2.750% 6/18/2019 (6)	3,000,000	2,996,104
2.750% 7/1/2019 (6)	2,500,000	2,494,271

Novartis Finance Corp., 2.380% 6/3/2019 (6)	17,500,000	17,497,686

Old Line Funding LLC, 2.550% (LIBOR 1 Month + 12 basis points), 9/27/2019 (5) (8)	3,000,000	3,000,000
Thunder Bay Funding LLC:
2.561% (LIBOR 1 Month + 11 basis points), 10/10/2019 (5) (8)	3,000,000	3,000,000
2.561% (LIBOR 1 Month + 12 basis points), 9/18/2019 (5) (8)	2,500,000	2,500,000
2.621% (LIBOR 1 Month + 18 basis points), 3/19/2020 (5) (8)	2,500,000	2,500,000
Total Capital S.A., 2.450% 6/13/2019 (6)	3,500,000	3,497,142

		74,975,128
Foreign Banks — 1.0%
Credit Suisse AG, 2.930% 7/22/2019 (6)	2,500,000	2,500,000
Erste Abwicklungsanstalt, 2.520% 8/9/2019 (6)	2,500,000	2,487,925

		4,987,925

Total Commercial Paper		257,188,354

Municipals — 0.4%

Colorado — 0.4%
Colorado Housing & Finance Authority, 2.400%, 10/1/2036 (8)	1,940,000	1,940,000
Mutual Funds — 7.7%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.260%	21,000,000	21,000,000
Invesco Government & Agency Portfolio — Institutional Class, 2.304%	17,500,000	17,500,000

Total Mutual Funds		38,500,000

Repurchase Agreements — 16.0%

Agreement with Fixed Income Clearing Corp., 1.400%, dated 5/31/2019, to be repurchased at $9,177,393 on 6/3/2019, collateralized by a U.S. Government Treasury Obligation with various maturities to 5/21/2020, with a fair value of $9,363,852	$9,176,323	$9,176,323

Agreement with Fixed Income Clearing Corp., 2.480%, dated 5/31/2019, to be repurchased at $70,000,000 on 6/3/2019, collateralized by U.S. Government Treasury Obligation with various maturities to 2/29/2024, with a fair value of $71,404,728	70,000,000	$70,000,000

Total Repurchase Agreements		79,176,323

Total Investments — 100.0% (at amortized cost)		495,717,308

Other Assets and Liabilities — 0.0%		2,369

Total Net Assets — 100.0%		$495,719,677

Institutional Prime Money Market Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Certificates of Deposit — 27.1%

Banks — 27.1%
Bank of Nova Scotia, 2.871% (LIBOR 3 Month + 28 basis points), 10/21/2019 (8)	$2,500,000	$2,502,811
Canadian Imperial Bank of Commerce, 2.733% (LIBOR 3 Month + 10 basis points), 9/20/2019 (8)	3,500,000	3,500,961

Cooperatieve Rabobank UA, 2.847% (LIBOR 3 Month + 24 basis points), 6/7/2019 (8)	7,000,000	7,000,387
Credit Suisse AG:
2.590% (SOFR + 19 basis points), 10/10/2019 (8)	3,500,000	3,500,277
2.606% (LIBOR 1 Month + 16 basis points), 12/20/2019 (8)	3,500,000	3,500,057
2.640% (SOFR + 24 basis points), 10/1/2019 (8)	3,500,000	3,500,927
2.780% (SOFR + 38 basis points), 3/6/2020 (8)	2,500,000	2,501,977
2.780% (SOFR + 38 basis points), 5/4/2020 (8)	3,500,000	3,500,778
Goldman Sachs Bank USA:
2.675% 8/16/2019	2,500,000	2,500,562
2.740% 11/4/2019	4,000,000	4,003,577
HSBC Bank USA NA:
2.565% (LIBOR 3 Month), 8/5/2019 (8)	3,500,000	3,500,060
2.580% 7/26/2019	4,000,000	4,000,730
2.590% (LIBOR 3 Month + 1 basis points), 10/25/2019 (8)	3,500,000	3,500,186
2.603% (LIBOR 1 Month + 15 basis points), 9/11/2019 (8)	3,000,000	3,000,714
2.690% (LIBOR 1 Month + 25 basis points), 10/3/2019 (8)	3,000,000	3,001,529
2.740% 6/27/2019	3,500,000	3,500,605
Mizuho Bank, Ltd.:
2.590% (LIBOR 1 Month + 16 basis points), 8/27/2019 (8)	4,000,000	4,001,033
2.591% (LIBOR 1 Month + 15 basis points), 11/18/2019 (8)	4,500,000	4,500,625
2.600% (LIBOR 3 Month + 2 basis points), 7/25/2019 (8)	3,000,000	3,000,119
2.613% (LIBOR 1 Month + 16 basis points), 9/12/2019 (8)	3,000,000	3,000,722
2.627% (LIBOR 1 Month + 16 basis points), 8/8/2019 (8)	3,000,000	3,000,000
2.927% (LIBOR 3 Month + 33 basis points), 4/15/2020 (8)	3,500,000	3,504,387
MUFG Bank, Ltd.:
2.681% (LIBOR 3 Month + 10 basis points), 10/24/2019 (8)	3,500,000	3,501,535
2.717% (LIBOR 1 Month + 25 basis points), 5/5/2020 (8)	4,000,000	4,000,006
2.770% (LIBOR 1 Month + 33 basis points), 8/15/2019 (8)	3,500,000	3,502,133

National Bank of Canada, 2.551% (LIBOR 1 Month + 10 basis points), 10/10/2019 (8)	3,500,000	3,500,214
Natixis S.A.:
2.690% (LIBOR 3 Month + 8 basis points), 6/26/2019 (8)	3,000,000	3,000,151
2.880% (SOFR + 48 basis points), 6/12/2019 (8)	3,500,000	3,500,287
Norinchukin Bank:
2.530% 11/25/2019 (6)	3,500,000	3,499,739
2.540% 11/15/2019 (6)	4,000,000	3,999,929
Royal Bank of Canada, 2.661% (LIBOR 3 Month + 6 basis points), 4/17/2020 (8)	3,500,000	3,500,432
Skandinaviska Enskilda Banken AB:
2.570% 11/1/2019	3,500,000	3,501,317
2.573% (LIBOR 1 Month + 12 basis points), 8/13/2019 (8)	3,000,000	3,000,516
Sumitomo Mitsui Banking Corp.:
2.552% (LIBOR 1 Month + 12 basis points), 11/18/2019 (8)	3,500,000	3,500,024
2.597% (LIBOR 1 Month + 13 basis points), 9/5/2019 (8)	2,500,000	2,500,296
3.048% (LIBOR 3 Month + 45 basis points), 9/5/2019 (8)	2,000,000	2,002,185
Sumitomo Mitsui Trust Bank, Ltd.:
2.528% (LIBOR 1 Month + 10 basis points), 8/29/2019 (8)	3,500,000	3,500,119
2.709% (LIBOR 3 Month + 12 basis points), 7/8/2019 (8)	3,000,000	3,000,296

Toronto-Dominion Bank, 2.734% (LIBOR 3 Month + 13 basis points), 10/15/2019 (8)	4,000,000	4,001,932

U.S. Bank NA, 2.910% 7/23/2019	3,000,000	3,002,291
Wells Fargo Bank NA:
2.730% (LIBOR 1 Month + 30 basis points), 7/23/2019 (8)	4,500,000	4,501,494
2.735% (LIBOR 3 Month + 14 basis points), 6/28/2019	3,500,000	3,500,498
2.789% (LIBOR 3 Month + 20 basis points), 1/8/2020 (8)	3,500,000	3,503,996
Westpac Banking Corp., 2.690% (FEDL 1 Month + 30 basis points), 2/14/2020	3,000,000	3,001,950

Total Certificates of Deposit (identified cost $152,015,189)		152,044,364

Commercial Paper — 49.8%

Asset-Backed Securities — 30.7%
Atlantic Asset Securitization LLC:
2.538% (LIBOR 1 Month + 11 basis points), 11/26/2019 (5) (8)	3,500,000	3,500,000
2.539% (LIBOR 1 Month + 11 basis points), 10/30/2019 (5) (8)	4,500,000	4,500,000
CAFCO LLC:
2.410% 6/3/2019 (5) (6)	6,000,000	5,998,800
2.560% 6/5/2019 (5) (6)	4,000,000	3,998,662
Chesham Finance Ltd., 2.470% 6/3/2019 (5) (6)	21,500,000	21,497,050
Crown Point Capital Co. LLC, 2.500% 6/3/2019 (5) (6)	20,000,000	19,995,950
Lexington Parker Capital Co. LLC:
2.480% 7/15/2019 (6)	3,000,000	2,990,756
2.510% 8/5/2019 (6)	3,500,000	3,484,016
2.550% 8/9/2019 (6)	4,000,000	3,980,540
2.570% 7/8/2019 (6)	4,000,000	3,989,571
Liberty Street Funding LLC, 2.640% 6/3/2019 (6)	3,000,000	2,999,393
LMA Americas LLC:
2.500% 6/7/2019 (5) (6)	3,500,000	3,498,350
2.530% 8/13/2019 (5) (6)	3,000,000	2,984,651
2.540% 6/5/2019 (5) (6)	3,000,000	2,998,992
2.540% 11/15/2019 (5) (6)	2,000,000	1,976,041
2.570% 9/18/2019 (5) (6)	4,000,000	3,969,224
2.600% 10/21/2019 (5) (6)	3,500,000	3,464,576
2.620% 1/27/2020 (5) (6)	3,000,000	2,947,201
Longship Funding LLC:
2.410% 6/7/2019 (6)	5,000,000	4,997,584
2.580% 6/3/2019 (6)	2,500,000	2,499,483
Manhattan Asset Funding Co. LLC:
2.420% 6/5/2019 (6)	5,000,000	4,998,302
2.420% 6/6/2019 (6)	7,000,000	6,997,148
2.450% 6/18/2019 (6)	4,500,000	4,494,494
Regency Markets No. 1 LLC:
2.450% 6/6/2019 (6)	4,000,000	3,998,377
2.480% 6/14/2019 (6)	4,500,000	4,495,723
2.500% 6/10/2019 (6)	7,500,000	7,494,919
2.500% 6/17/2019 (6)	4,000,000	3,995,380
Ridgefield Funding Co., 2.570% 7/9/2019 (6)	3,000,000	2,991,898
Sheffield Receivables Co. LLC:
2.590% (SOFR + 18 basis points), 12/2/2019 (5) (8)	4,000,000	4,000,000
2.600% (SOFR + 20 basis points), 10/18/2019 (5) (8)	2,750,000	2,750,000
2.610% 6/6/2019 (5) (6)	3,500,000	3,498,581
2.620% 6/20/2019 (5) (6)	3,080,000	3,075,808
2.620% 10/1/2019 (5) (6)	2,500,000	2,477,851
2.840% 6/24/2019 (5) (6)	3,000,000	2,995,112
Victory Receivables Corp.:
2.450% 6/24/2019 (6)	4,500,000	4,492,647
2.600% 6/20/2019 (6)	3,000,000	2,995,925

		172,023,005
Automobiles — 1.4%
Toyota Motor Credit Corp.:
2.617% (LIBOR 1 Month + 15 basis points), 1/31/2020 (8)	4,000,000	4,000,000
2.697% (LIBOR 3 Month + 10 basis points), 10/11/2019 (8)	4,000,000	4,001,902

		8,001,902
Banks — 3.0%
Sumitomo Mitsui Trust Bank, Ltd., 2.550% 7/9/2019 (6)	3,500,000	3,490,786

Toronto-Dominion Bank:
2.550% (LIBOR 1 Month + 12 basis points), 11/26/2019 (5) (8)	3,500,000	3,500,437
2.770% (LIBOR 1 Month + 34 basis points), 8/23/2019 (5) (8)	3,000,000	3,002,021
Westpac Banking Corp.:
2.702% (LIBOR 3 Month + 10 basis points), 10/4/2019 (5) (8)	3,500,000	3,501,337
2.780% (LIBOR 3 Month + 18 basis points), 1/2/2020 (5) (8)	3,500,000	3,503,486

		16,998,067
Diversified Financial Services — 12.8%
Bedford Row Funding Corp.:
2.621% (LIBOR 3 Month + 3 basis points), 1/23/2020 (5) (8)	3,500,000	3,500,000
2.683% (LIBOR 1 Month + 22 basis points), 9/9/2019 (5) (8)	3,000,000	3,000,000
2.739% (LIBOR 3 Month + 13 basis points), 6/27/2019 (5) (8)	2,500,000	2,500,000
2.787% (LIBOR 1 Month + 32 basis points), 6/6/2019 (5) (8)	4,000,000	4,000,259
Colgate-Palmolive India, Ltd., 2.400% 6/5/2019 (5) (6)	5,000,000	4,998,349
Collateralized Commercial Paper Co. LLC, 2.641% (LIBOR 3 Month + 3 basis points), 9/12/2019 (8)	3,000,000	3,000,117
Glencove Funding LLC:
2.491% (1 year USD Swap + 10 basis points), 10/22/2019 (5) (8)	7,500,000	7,500,000
2.494% (1 year USD Swap + 10 basis points), 2/14/2020 (5) (8)	4,500,000	4,500,000
2.498% (1 year USD Swap + 10 basis points), 10/31/2019 (5) (8)	4,500,000	4,500,000
2.660% 7/9/2019 (5) (6)	3,500,000	3,490,339
JP Morgan Securities LLC:
2.639% (LIBOR 1 Month + 21 basis points), 9/23/2019 (5) (8)	3,000,000	3,001,240
2.786% (LIBOR 3 Month + 20 basis points), 7/26/2019 (8)	3,000,000	3,000,940
Nationwide Building Society:
2.750% 6/18/2019 (6)	3,500,000	3,495,609
2.750% 7/1/2019 (6)	3,000,000	2,993,580

Old Line Funding LLC, 2.550% (LIBOR 1 Month + 12 basis points), 9/27/2019 (5) (8)	3,500,000	3,500,000
Thunder Bay Funding LLC:
2.561% (LIBOR 1 Month + 11 basis points), 10/10/2019 (5) (8)	3,500,000	3,500,000
2.561% (LIBOR 1 Month + 12 basis points), 9/18/2019 (5) (8)	2,500,000	2,500,000
2.621% (LIBOR 1 Month + 18 basis points), 3/19/2020 (5) (8)	3,500,000	3,500,577
Total Capital S.A., 2.450% 6/13/2019 (6)	5,000,000	4,995,634

		71,476,644
Foreign Banks — 1.9%
Credit Suisse AG, 2.930% 7/22/2019	3,500,000	3,501,994
Erste Abwicklungsanstalt, 2.520% 8/9/2019 (5) (6)	3,000,000	2,985,621
Swedbank AB, 2.650% 8/19/2019 (6)	4,000,000	3,977,911

		10,465,526

Total Commercial Paper (identified cost $278,957,192)		278,965,144

Mutual Funds — 3.5%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.260%	10,320,728	10,320,728
Invesco Government & Agency Portfolio — Institutional Class, 2.304%	9,000,000	9,000,000

Total Mutual Funds (identified cost $19,320,728)		19,320,728

Repurchase Agreements — 19.6%
Agreement with Fixed Income Clearing Corp., 2.480%, dated 5/31/2019, to be repurchased at $85,017,567 on 6/3/2019, collateralized by U.S. Government Treasury Obligation with various maturities to 3/15/2022, with a fair value of $86,704,939	$85,000,000	$85,000,000

Agreement with Toronto Dominion Bank, 2.490%, dated 5/31/2019 to be repurchased at $25,005,188 on 6/3/2019, collateralized by U.S. Government Agency Obligations with a maturity of 10/1/2048, with a fair value of $25,505,292	25,000,000	$25,000,000

Total Repurchase Agreements (identified cost $110,000,000)		110,000,000

Total Investments — 100.0% (identified cost $560,293,109)		560,330,236

Other Assets and Liabilities — (0.0)%		(244,653)

Total Net Assets — 100.0%		$560,085,583

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2019. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2019. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At May 31, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets

Global Low Volatility Equity Fund	701,963	2.09%

Disciplined International Equity Fund	3,335,827	4.66

LGM Emerging Markets Equity Fund	2,969,848	1.03

Alternative Strategies Fund

Long	103,678	0.19

Short	-	-

Global Long/Short Equity Fund

Long	59,792	1.76

Short	-	-

Ultra Short Tax-Free Fund	82,576,175	14.38

Short Tax-Free Fund	6,161,015	3.67

Short-Term Income Fund	34,511,282	13.34

Intermediate Tax-Free Fund	42,458,739	2.28

Strategic Income Fund	24,813,116	32.02

TCH Corporate Income Fund	41,677,692	13.56

TCH Core Plus Bond Fund	101,516,662	10.60

High Yield Bond Fund	3,975,471	38.92

Tax-Free Money Market Fund	121,480,000	30.46

Prime Money Market Fund	55,750,880	11.20

Institutional Prime Money Market Fund	170,610,515	30.46
(6)	Each issue shows the rate of the discount at the time of purchase.
(7)	Purchased on a when-issued or delayed delivery basis.
(8)

Denotes a variable rate security. The rate shown is the current interest rate as of May 31, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(9)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(10)	Securities have redemption features that may delay redemption beyond seven days.
(11)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(12)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 1.11%, as calculated based upon total portfolio market value.

Notes to Schedules of Investments (Unaudited)

Additional Information Associated with the Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2019, the Corporation consisted of 42 portfolios, including 27 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund	December 16, 2014	To provide capital appreciation.
Global Long/Short Equity Fund	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

2.    Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s fair value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of May 31, 2019:

Description	Value
BMO Institutional Prime Money Market Fund, 2.35%	$32,296,796

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$264,646	$276,617
Disciplined International Equity Fund	2,596,787	2,739,652
Pyrford International Stock Fund	16,252,989	16,859,344
LGM Emerging Markets Equity Fund	11,797,100	12,239,491
Global Long/Short Equity Fund	172,830	181,692

Total	$31,084,352	$32,296,796

Notes to Schedules of Investments (Unaudited)

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of May 31, 2019

Description	Value
Atlantic Asset Securitization LLC, 2.538% (LIBOR 1 Month + 11 Basis point), 11/26/2019 (1)	$5,000,000
Atlantic Asset Securitization LLC, 2.539% (LIBOR 1 Month + 11 Basis point), 10/30/2019 (1)	5,000,000
Bank of Nova Scotia, 2.698% (LIBOR 3 Month + 28 Basis point), 10/21/2019 (1)	5,005,370
Bedford Row Funding Corp., 2.621% (LIBOR 3 Month + 3 Basis point), 1/23/2020 (1)	5,300,000
Bedford Row Funding Corp., 2.683% (LIBOR 1 Month + 22 Basis point), 9/09/2019 (1)	5,750,000
Bedford Row Funding Corp., 2.739% (LIBOR 3 Month + 13 Basis point), 6/27/2019 (1)	7,500,000
Bedford Row Funding Corp., 2.787% (LIBOR 1 Month + 32 Basis point), 6/06/2019 (1) (2)	8,500,000
BlackRock Liquidity Funds FedFund Portfolio, 2.401%, 6/03/2019 (2)	7,846,119

Notes to Schedules of Investments (Unaudited)

Description	Value
BMO Government Money Market Fund, 2.256%, 6/03/2019 (3)	$30,000,000
BMO Institutional Prime Money Market Fund, 2.350%, 6/03/2019 (3)	310,000,000
Canadian Imperial Bank of Commerce/New York NY, 2.733% (LIBOR 3 Month + 10 Basis point), 9/20/2019 (1)	7,501,747
Colgate-Palmolive Co., 2.401%, 6/05/2019 (2)	6,248,333
Collaterized Coml Paper, 2.641% (LIBOR 3 Month + 3 Basis point), 9/12/2019 (1)	7,500,000
Credit Suisse AG-New York Branch, 2.780%, 3/06/2020 (2)	5,503,944
Credit Suisse AG-New York Branch, 2.780%, 5/04/2020 (2)	5,000,605
Credit Suisse New York, 2.930%, 7/22/2019 (2)	5,453,123
Credit Suisse New York Branch, 2.590%, 10/10/2019 (2)	5,000,200
Emerson Elec Co., 2.423%, 6/19/2019 (2)	6,991,530
Glencove FDG DAC LLC, 2.491% (LIBOR 1 Week + 10 Basis point), 10/22/2019 (1)	8,500,000
Glencove FDG DAC LLC, 2.496% (LIBOR 1 Week + 10 Basis point), 10/31/2019 (1)	5,000,000
Glencove FDG DAC LLC, 2.496% (LIBOR 1 Week + 10 Basis point), 2/14/2020 (1)	5,000,000
Glencove Funding LLC, 2.667%, 7/09/2019 (2)	8,680,558
Goldman Sachs, 2.481% (LIBOR 3 Month + 15 Basis point), 8/16/2019 (1)	8,101,596
Gotham Funding Corp, 2.433%, 6/18/2019 (2)	4,994,263
HSBC Bank USA NA, 2.565% (LIBOR 3 Month), 8/05/2019 (1) (2)	5,499,951
HSBC Bank USA NA, 2.603% (LIBOR 1 Month + 15 Basis point), 9/11/2019 (1)	5,001,150
HSBC Bank USA NA, 2.733% (LIBOR 1 Month + 25 Basis point), 10/03/2019 (1)	5,002,320
HSBC Bank USA NA, 2.740%, 6/27/2019 (2)	5,000,870
HSBC USA INC NEW, 2.580%, 7/26/2019 (2)	5,000,890
HSBC USA INC NEW, 2.590% (LIBOR 3 Month + 1 Basis point), 10/25/2019 (1)	4,999,975
Illinois Tool WKS INC, 2.401%, 6/04/2019 (2)	4,399,120
Illinois Tool WKS INC, 2.401%, 6/06/2019 (2)	6,497,833
Lexington Parker Capital Co. LLC, 2.487%, 7/15/2019 (2)	4,984,844
Lexington Parker Capital Co. LP, 2.521%, 8/05/2019 (2)	4,977,340
Lexington Parker Capital Co. LP, 2.563%, 8/09/2019 (2)	4,975,563
Lexington Parker Capital Co. LP, 2.577%, 7/08/2019 (2)	5,984,152
Lexington Parker Capital Co. LP, 2.592%, 8/06/2019 (2)	4,976,350
Liberty Street Funding LLC, 2.640%, 6/03/2019 (2)	6,998,973
LMA Americas LLC, 2.590%, 9/18/2019 (2)	6,449,421
LMA Americas LLC, 2.627%, 10/21/2019 (2)	5,443,594
Longship Funding LLC, 2.411%, 6/07/2019 (2)	9,995,983
Longship Funding LLC, 2.529%, 6/03/2019 (2)	15,497,823
Manhattan Asset Funding Co. LLC, 2.433%, 6/17/2019 (2)	4,994,600
Manhattan Asset Funding Company LLC, 2.453%, 6/18/2019 (2)	5,493,637
Mizuho Bank Ltd, 2.613% (LIBOR 1 Month + 16 Basis point), 9/12/2019 (1)	5,001,135
Mizuho Bank Ltd., 2.590% (LIBOR 1 Month + 16 Basis point), 8/27/2019 (1)	4,001,012
Mizuho Bank Ltd., 2.600% (LIBOR 3 Month + 2 Basis point), 7/25/2019 (1)	5,000,095
Mizuho Bank, Ltd, 2.627% (LIBOR 1 Month + 16 Basis point), 8/08/2019 (1)	6,500,000
MUFG Bank, Ltd., 2.681% (LIBOR 3 Month + 10 Basis point), 10/24/2019 (1)	7,502,872
MUFG Bank, Ltd., 2.770% (LIBOR 1 Month + 33 Basis point), 8/15/2019 (1)	7,504,627
NACN Float, 2.551% (LIBOR 1 Month + 10 Basis point), 10/10/2019 (1)	5,500,215
National Rural Utilities Cooperative Finance Corp, 2.401%, 6/06/2019 (2)	7,747,417
Nationwide Building Society, 2.754%, 6/18/2019 (2)	6,491,559
Nationwide Building Society, 2.756%, 7/01/2019 (2)	4,988,542
Nationwide Building Society, 2.786%, 6/28/2019 (2)	7,484,363
Natixis S.A., 2.621% (LIBOR 3 Month + 8 Basis point), 6/26/2019 (1) (2)	5,000,215
Natixis S.A., 2.880%, 6/12/2019 (2)	7,500,645
Old Line Funding LLC, 2.550% (LIBOR 1 Month + 12 Basis point), 9/27/2019 (1)	7,500,000
Regency Markets No. 1, Llc, 2.461%, 6/06/2019 (2)	5,248,206
Regency Markets No. 1, Llc, 2.482%, 6/14/2019 (2)	4,995,522
Regency Markets No. 1, Llc, 2.503%, 6/17/2019 (2)	4,994,444
Roche Holding AG, 2.401%, 6/05/2019 (2)	7,498,000
Sheffield Receivables Co. LLC, 2.580%, 12/02/2019 (2)	7,500,000
Sheffield Receivables Co. LLC, 2.600%, 10/18/2019 (2)	6,750,000
Sheffield Receivables Co. LLC, 2.845%, 6/24/2019 (2)	7,486,392
Skandinaviska Enskilda Banken AB, 2.573% (LIBOR 1 Month + 12 Basis point), 8/13/2019 (1)	6,501,131
Sumitomo Mitsui Banking Corp., 2.597% (LIBOR 1 Month + 13 Basis point), 9/05/2019 (1)	5,000,575
Sumitomo Mitsui Banking Corp., 2.656%, 9/05/2019 (2)	3,503,731
Sumitomo Mitsui Trust Bank, Ltd., 2.528% (LIBOR 1 Month + 10 Basis point), 8/29/2019 (1)	5,000,125
Sumitomo Mitsui Trust Bank, Ltd., 2.709% (LIBOR 3 Month + 12 Basis point), 7/08/2019 (1)	5,000,435
Thunder Bay Funding LLC, 2.561% (LIBOR 1 Month + 11 Basis point), 10/10/2019 (1)	5,500,000
Thunder Bay Funding LLC, 2.561% (LIBOR 1 Month + 12 Basis point), 9/18/2019 (1)	6,500,000

Notes to Schedules of Investments (Unaudited)

Description	Value
Thunder Bay Funding LLC, 2.621% (LIBOR 1 Month + 18 Basis point), 3/19/2020 (1)	$5,000,330
Toronto-Dominion Bank, 2.550% (LIBOR 1 Month + 12 Basis point), 11/26/2019 (1)	5,000,000
Toronto-Dominion Bank, 2.733% (LIBOR 3 Month + 13 Basis point), 10/15/2019 (1) (2)	5,652,441
Toronto-Dominion Bank, 2.770% (LIBOR 1 Month + 34 Basis point), 8/23/2019 (1)	7,200,000
Toyota Motor Credit Corp, 2.617% (LIBOR 1 Month + 15 Basis point), 1/31/2020 (1)	5,000,000
Toyota Motor Credit Corp., 2.697% (LIBOR 3 Month + 10 Basis point), 10/11/2019 (1)	7,500,000
U.S. Bank NA, 2.910%, 7/23/2019 (2)	5,003,845
Victory Receivables Corp., 2.454%, 6/24/2019 (2)	5,491,391
Victory Receivables Corp., 2.521%, 10/01/2019 (2)	4,957,639
Victory Receivables Corp., 2.604%, 6/20/2019 (2)	4,993,139
Wells Fargo Bank NA, 2.730% (LIBOR 1 Month + 30 Basis point), 7/23/2019 (1)	7,002,226
Wells Fargo Bank NA, 2.735% (LIBOR 3 Month + 14 Basis point), 6/28/2019 (1)	7,501,035
Wells Fargo Bank NA, 2.789% (LIBOR 3 Month + 20 Basis point), 1/08/2020 (1)	7,507,935
Westpac Banking Corp., 2.639%, 1/02/2020 (2)	6,000,000
Westpac Banking Corp., 2.690%, 2/14/2020 (2)	7,253,980
Westpac Banking Corp., 2.715% (LIBOR 3 Month + 10 Basis point), 10/04/2019 (1) (2)	5,001,670
Other (2)	(152,793)

Total	$866,665,873

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$66,467,707	$67,171,651
Dividend Income Fund	86,862,682	87,782,624
Large-Cap Value Fund	113,374,476	114,575,199
Large-Cap Growth Fund	137,008,122	138,459,143
Mid-Cap Value Fund	74,306,179	75,093,138
Mid-Cap Growth Fund	47,434,359	47,936,725
Small-Cap Value Fund	16,335,866	16,508,876
Small-Cap Core Fund	7,641,388	7,722,316
Small-Cap Growth Fund	36,387,436	36,772,807
Short-Term Income Fund	27,722,761	28,016,366
Strategic Income Fund	22,649,784	22,889,662
TCH Corporate Income Fund	78,296,787	79,126,010
TCH Core Plus Bond Fund	139,332,908	140,808,550
High Yield Bond Fund	3,762,954	3,802,806

Total	$857,583,409	$866,665,873

(1)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2019.

(2)	Each issue shows the rate of the discount at the time of purchase.
(3)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

3.     Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it

Notes to Schedules of Investments (Unaudited)

deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended May 31, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of May 31, 2019.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$168,952,343	$—	$—	$168,952,343
Short-Term Investments	3,729,639	67,171,651	—	70,901,290

Total	$172,681,982	$67,171,651	$—	$239,853,633

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$218,374,304	$—	$—	$218,374,304
Short-Term Investments	4,310,815	87,782,624	—	92,093,439

Total	$222,685,119	$87,782,624	$—	$310,467,743

Notes to Schedules of Investments (Unaudited)

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$297,839,862	$—	$—	$297,839,862
Short-Term Investments	5,672,578	114,575,199	—	120,247,777

Total	$303,512,440	$114,575,199	$—	$418,087,639

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$461,639,447	$—	$—	$461,639,447
Short-Term Investments	11,810,000	138,459,143	—	150,269,143

Total	$473,449,447	$138,459,143	$—	$611,908,590

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$150,688,851	$—	$—	$150,688,851
Short-Term Investments	1,992,451	75,093,138	—	77,085,589

Total	$152,681,302	$75,093,138	$—	$227,774,440

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$99,101,177	$—	$—	$99,101,177
Short-Term Investments	1,878,265	47,936,725	—	49,814,990

Total	$100,979,442	$47,936,725	$—	$148,916,167

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$55,076,275	$—	$—	$55,076,275
Short-Term Investments	900,952	16,508,876	—	17,409,828

Total	$55,977,227	$16,508,876	$—	$72,486,103

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$15,512,589	$—	$—	$15,512,589
Short-Term Investments	228,399	7,722,316	—	7,950,715

Total	$15,740,988	$7,722,316	$—	$23,463,304

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$109,360,884	$—	$—	$109,360,884
Short-Term Investments	2,405,037	36,772,807	—	39,177,844

Total	$111,765,921	$36,772,807	$—	$148,538,728

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$147,536	$—	$—	$147,536
Barbados	113,635	—	—	113,635
Bermuda	303,975	45,901	—	349,876
Brazil	345,316	—	—	345,316
Canada	3,188,310	—	—	3,188,310
Cayman Islands	36,504	209,224	—	245,728
China	—	332,380	—	332,380
Czech Republic	—	821,178	—	821,178
Denmark	—	168,739	—	168,739
France	—	19,784	—	19,784
Germany	—	85,041	—	85,041
Hong Kong	—	3,022,912	—	3,022,912
Hungary	—	91,488	—	91,488
Israel	—	512,902	—	512,902
Italy	—	679,503	—	679,503

Notes to Schedules of Investments (Unaudited)

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Japan	$—	$2,874,115	$—	$2,874,115
Malaysia	—	787,246	—	787,246
Myanmar	—	489,207	—	489,207
Netherlands	—	320,883	—	320,883
New Zealand	—	947,232	—	947,232
Philippines	—	1,034,888	—	1,034,888
Portugal	—	98,056	—	98,056
Singapore	—	1,557,600	—	1,557,600
South Africa	—	224,155	—	224,155
Switzerland	—	275,155	—	275,155
Taiwan	—	1,097,397	—	1,097,397
United Kingdom	—	605,610	—	605,610
United States	12,066,710	—	—	12,066,710
Rights
New Zealand	1,151	—	—	1,151
Singapore	192	—	—	192
Common Stock Units	105,207	—	—	105,207
Short-Term Investments	951,652	—	—	951,652

Total	$17,260,188	$16,300,596	$—	$33,560,784

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,220,975	$—	$8,220,975
Cayman Islands	—	242,311	—	242,311
Denmark	—	2,706,145	—	2,706,145
Finland	—	1,342,085	—	1,342,085
France	—	6,509,714	—	6,509,714
Germany	—	5,830,249	—	5,830,249
Hong Kong	—	2,535,379	—	2,535,379
Israel	—	938,618	—	938,618
Italy	—	1,901,726	—	1,901,726
Japan	—	16,322,366	—	16,322,366
Netherlands	820,027	4,059,338	—	4,879,365
Norway	—	2,885,286	—	2,885,286
Singapore	—	2,037,726	—	2,037,726
Spain	—	606,317	—	606,317
Sweden	3,038	308,945	—	311,983
Switzerland	1,115,374	3,645,542	—	4,760,916
United Kingdom	—	8,631,615	—	8,631,615
Limited Partnership Units
Germany	—	194,573	—	194,573
Short-Term Investments	2,739,652	—	—	2,739,652

Total	$4,678,091	$68,918,910	$—	$73,597,001

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$597,976,458	$—	$597,976,458
Preferred Stocks	—	10,498,256	—	10,498,256
Short-Term Investments	16,859,344	—	—	16,859,344

Total	$16,859,344	$608,474,714	$—	$625,334,058

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,401,171	$—	$—	$5,401,171
Chile	3,641,543	—	—	3,641,543
China	10,090,242	35,485,141	—	45,575,383
Egypt	—	11,361,042	—	11,361,042
Hong Kong	—	22,855,269	—	22,855,269
India	—	53,344,995	—	53,344,995
Indonesia	—	17,171,910	—	17,171,910
Malaysia	—	13,945,533	—	13,945,533
Mexico	16,628,984	—	—	16,628,984
Nigeria	—	3,029,108	—	3,029,108

Notes to Schedules of Investments (Unaudited)

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Peru	$4,647,431	$—	$—	$4,647,431
Philippines	—	9,517,202	—	9,517,202
Russia	—	12,097,273	—	12,097,273
South Africa	—	38,005,052	—	38,005,052
Thailand	4,092,534	—	—	4,092,534
United States	7,339,757	—	—	7,339,757
Vietnam	—	5,392,092	—	5,392,092
Common Stock Units	7,997,921	—	—	7,997,921
Short-Term Investments	19,127,021	—	—	19,127,021

Total	$78,966,604	$222,204,617	$—	$301,171,221

	Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$259,745	$—	$259,745
Bermuda	176,149	—	—	176,149
Canada	1,205,526	—	—	1,205,526
Cayman Islands	—	32,532	—	32,532
China	—	22,250	—	22,250
Denmark	—	107,202	—	107,202
France	—	146,859	—	146,859
Germany	—	13,797	—	13,797
Hong Kong	—	230,061	—	230,061
Indonesia	—	116,003	—	116,003
Italy	—	275,438	—	275,438
Japan	—	794,317	—	794,317
Luxembourg	62,702	—	—	62,702
Malaysia	—	16,423	—	16,423
Netherlands	—	170,401	—	170,401
New Zealand	—	96,073	—	96,073
Norway	—	178,598	—	178,598
Poland	—	54,733	—	54,733
Portugal	—	18,131	—	18,131
Singapore	—	260,885	—	260,885
South Korea	—	203,160	—	203,160
Sweden	—	24,474	—	24,474
Switzerland	—	219,590	—	219,590
Taiwan	—	176,890	—	176,890
United Kingdom	—	684,590	—	684,590
United States	3,528,239	—	—	3,528,239
Short-Term Investments	31,500,382	8,715,704	—	40,216,086

Total	36,472,998	12,817,856	—	49,290,854

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$140,148	$—	$140,148
Bermuda	66,120	—	—	66,120
Canada	427,916	—	—	427,916
Cayman Islands	—	17,893	—	17,893
China	—	13,692	—	13,692
Denmark	—	62,001	—	62,001
France	—	82,420	—	82,420
Germany	—	9,214	—	9,214
Hong Kong	—	123,502	—	123,502
Indonesia	—	63,493	—	63,493
Italy	—	150,827	—	150,827
Japan	—	460,669	—	460,669
Luxembourg	21,588	—	—	21,588
Malaysia	—	8,745	—	8,745
Netherlands	—	90,965	—	90,965
New Zealand	—	59,394	—	59,394

Notes to Schedules of Investments (Unaudited)

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Norway	$—	$104,739	$—	$104,739
Poland	—	30,302	—	30,302
Portugal	—	12,602	—	12,602
Singapore	—	147,558	—	147,558
South Korea	—	109,679	—	109,679
Sweden	—	15,688	—	15,688
Switzerland	—	117,724	—	117,724
Taiwan	—	99,451	—	99,451
United Kingdom	—	375,794	—	375,794
United States	1,265,447	—	—	1,265,447
Short-Term Investments	285,626	—	—	285,626

Total	$2,066,697	$2,296,500	$—	$4,363,197

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$12,000,000	$540,226,727	$—	$552,226,727
Repurchase Agreements	—	124,422	—	124,422
Short-Term Investments	—	26,253,428	—	26,253,428

Total	$12,000,000	$566,604,577	$—	$578,604,577

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$3,500,000	$165,240,905	$—	$168,740,905
Repurchase Agreements	—	111,621	—	111,621
Short-Term Investments	—	1,100,587	—	1,100,587

Total	$3,500,000	$166,453,113	$—	$169,953,113

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$50,050,621	$—	$50,050,621
Collateralized Mortgage Obligations	—	20,512,581	—	20,512,581
Commercial Mortgage Securities	—	15,213,862	—	15,213,862
Corporate Bonds & Notes	—	127,632,926	—	127,632,926
Mutual Funds	987,733	—	—	987,733
U.S. Government & U.S. Government Agency Obligations	—	27,454,975	—	27,454,975
U.S. Government Agency-Mortgage Securities	—	3,890,206	—	3,890,206
Short-Term Investments	5,098,206	37,607,903	—	42,706,109

Total	$6,085,939	$282,363,074	$—	$288,449,013

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$12,000,000	$1,842,594,043	$—	$1,854,594,043

Total	$12,000,000	$1,842,594,043	$—	$1,854,594,043

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,214,451	$—	$1,214,451
Collateralized Mortgage Obligations	—	9,575,176	—	9,575,176
Commercial Mortgage Securities	—	2,907,384	—	2,907,384
Corporate Bonds & Notes	—	53,267,288	—	53,267,288
U.S. Government & U.S. Government Agency Obligations	—	3,575	—	3,575
U.S. Government Agency-Mortgage Securities	—	8,001,790	—	8,001,790
Short-Term Investments	1,672,749	22,889,662	—	24,562,411

Total	$1,672,749	$97,859,326	$—	$99,532,075

Notes to Schedules of Investments (Unaudited)

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$282,484,873	$—	$282,484,873
Municipals	—	524,305	—	524,305
Short-Term Investments	23,838,094	79,126,010	—	102,964,104

Total	$23,838,094	$362,135,188	$—	$385,973,282

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$25,586,866	$—	$25,586,866
Collateralized Mortgage Obligations	—	23,366,088	—	23,366,088
Commercial Mortgage Securities	—	36,043,254	—	36,043,254
Corporate Bonds & Notes	—	402,415,818	—	402,415,818
Municipals	—	314,583	—	314,583
U.S. Government & U.S. Government Agency Obligations	—	160,642,610	—	160,642,610
U.S. Government Agency-Mortgage Securities	—	282,326,527	—	282,326,527
Short-Term Investments	21,254,387	140,808,550	—	162,062,937

Total	$21,254,387	$1,071,504,296	$—	$1,092,758,683

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,304,729	$—	$9,304,729
Short-Term Investments	783,258	3,802,806	—	4,586,064

Total	$783,258	$13,107,535	$—	$13,890,793

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$—	$215,000,000	$—	$215,000,000
Repurchase Agreements	—	1,334,735,329	—	1,334,735,329
U.S. Government & U.S. Government Agency Obligations	—	595,681,284	—	595,681,284
U.S. Government Agency-Mortgage Securities	—	734,917,706	—	734,917,706

Total	$—	$2,880,334,319	$—	$2,880,334,319

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$392,911,806	$—	$392,911,806
Mutual Funds	—	8,510,249	—	8,510,249

Total	$—	$401,422,055	$—	$401,422,055

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$118,912,631	$—	$118,912,631
Commercial Paper	—	257,188,354	—	257,188,354
Municipals	—	1,940,000	—	1,940,000
Mutual Funds	—	38,500,000	—	38,500,000
Repurchase Agreements	—	79,176,323	—	79,176,323

Total	$—	$495,717,308	$—	$495,717,308

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$152,044,364	$—	$152,044,364
Commercial Paper	—	278,965,144	—	278,965,144
Mutual Funds	—	19,320,728	—	19,320,728
Repurchase Agreements	—	110,000,000	—	110,000,000

Total	$—	$560,330,236	$—	$560,330,236

Notes to Schedules of Investments (Unaudited)

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund:
Long Futures Contracts	$325,134	$(51)	$—	$325,083
Short Futures Contracts	21,456	(18,451)	—	3,005

Total Futures Contracts	$346,590	$(18,502)	$—	$328,088

Long Forward Contracts	$—	$490,087	$—	$490,087
Short Forwards Contracts	—	(498,343)	—	(498,343)

Total Forward Contracts	$—	$(8,256)	$—	$(8,256)

Total Return Swap Contracts	$—	$(344,280)	$—	$(344,280)

Global Long/Short Equity Fund:
Total Return Swap Contracts	$—	$9,006	$—	$9,006

4.	Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.	Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2019 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Notes to Schedules of Investments (Unaudited)

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, 2.350%
Low Volatility Equity Fund	$1,494,204	$68,920,148	$66,684,903	$(111)	$301	$3,729,639	$57,126	$—
Dividend Income Fund	3,591,099	97,697,182	96,976,501	(463)	(502)	4,310,815	82,075	—
Large-Cap Value Fund	7,482,313	41,810,416	43,618,831	(1,025)	(294)	5,672,579	84,581	—
Large-Cap Growth Fund	6,735,831	243,629,223	238,552,544	(81)	(2,429)	11,810,000	146,464	—
Mid-Cap Value Fund	2,420,873	27,021,727	27,449,419	(576)	(154)	1,992,451	47,186	—
Mid-Cap Growth Fund	1,583,732	16,016,062	15,720,907	(112)	(510)	1,878,265	27,456	—
Small-Cap Value Fund	1,486,191	10,131,551	10,716,721	(154)	85	900,952	19,252	—
Small-Cap Core Fund	440,742	6,451,537	6,663,819	(66)	5	228,399	5,757	—
Small-Cap Growth Fund	2,038,642	21,905,972	21,539,178	(317)	(82)	2,405,037	31,070	—
Global Low Volatility Equity Fund	143,976	11,559,845	11,029,277	17	474	675,035	7,748	—
Disciplined International Equity Fund	2,615,976	23,363,008	25,978,664	(136)	(184)	—	25,321	—
Pyrford International Stock Fund	16,792,467	125,151,604	141,939,624	(979)	(3,468)	—	395,284	—
LGM Emerging Markets Equity Fund	7,268,280	122,952,829	123,333,436	(750)	607	6,887,530	187,898	—
Alternative Strategies Fund	24,540,402	125,256,535	118,293,502	(2,972)	(81)	31,500,382	477,773	—
Global Long/Short Equity Fund	3,434,203	2,050,444	5,380,275	(365)	(73)	103,934	13,678	—
Short-Term Income Fund	3,242,065	134,363,448	132,504,548	(487)	(2,272)	5,098,206	119,126	—
Strategic Income Fund	5,787,248	22,470,520	26,584,926	(488)	395	1,672,749	30,531	—
TCH Corporate Income Fund	4,850,884	140,621,265	121,633,108	660	(1,607)	23,838,094	185,920	—
TCH Core Plus Bond Fund	40,862,111	400,306,558	419,917,723	(4,611)	8,052	21,254,387	577,990	—
High Yield Bond Fund	813,997	3,374,816	3,405,562	(40)	47	783,258	8,938	—

Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 2.215%
Ultra Short Tax-Free Fund	159,901	78,634,835	78,794,736	—	—	—	19,891	—
Short Tax-Free Fund	121,200	15,064,886	15,186,086	—	—	—	3,286	—
Intermediate Tax-Free Fund	85,922	66,237,217	66,323,139	—	—	—	13,717	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	875,303	5,883	882,023	2,518	(1,681)	—	5,966	—
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,162,410	34,700	5,202,283	15,033	(9,860)	—	35,188	—

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income
Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, 2.350%
Disciplined International Equity Fund	$—	$18,409,200	$15,669,739	$—	191	$2,739,652	$10,262
Global Low Volatility Equity Fund	—	5,991,447	5,714,830	—	—	276,617	2,952
Pyrford International Stock Fund	—	109,416,851	92,559,194	—	1,687	16,859,344	133,432
LGM Emerging Markets Equity Fund	—	44,264,743	32,025,253	—	—	12,239,490	78,302
Global Long/Short Equity Fund	—	1,156,855	975,163	—	—	181,692	986

Collateral Pool Investments for Securities on Loan in BMO Government Money Market Fund, 2.215%
Low Volatility Equity Fund	2,738,791	66,125,051	68,538,096	—	—	325,746	601
Dividend Income Fund	7,640,119	128,891,367	133,256,866	—	—	3,274,620	721
Large-Cap Value Fund	9,838,293	160,828,094	166,230,470	—	—	4,435,917	1,336
Large-Cap Growth Fund	7,742,453	157,331,760	162,893,077	—	—	2,181,136	1,839
Mid-Cap Value Fund	7,867,691	119,005,212	122,916,388	—	—	3,956,515	747
Mid-Cap Growth Fund	4,808,549	73,932,794	76,374,285	—	—	2,367,058	407
Small-Cap Value Fund	3,336,848	47,042,227	48,554,992	—	—	1,824,083	325
Small-Cap Core Fund	2,497,482	27,405,493	28,205,496	—	—	1,697,479	109
Small-Cap Growth Fund	7,859,576	102,046,137	105,236,473	—	—	4,669,240	615
Short-Term Income Fund	1,711,419	33,399,809	34,570,461	—	—	540,767	339
Strategic Income Fund	1,795,808	25,768,296	26,601,644	—	—	962,460	367
TCH Corporate Income Fund	5,916,699	96,476,553	99,715,099	—	—	2,678,153	974
TCH Core Plus Bond Fund	5,949,944	137,671,495	142,659,028	—	—	962,411	3,350
High Yield Bond Fund	300,866	5,075,712	5,247,625	—	—	128,953	73

Collateral Pool Investments for Securities on Loan in BMO Institutional Prime Money Market Fund, 2.350%
Low Volatility Equity Fund	3,365,934	—	—	—	—	3,365,934	6,210
Dividend Income Fund	33,836,663	—	—	—	—	33,836,663	7,449
Large-Cap Value Fund	45,836,356	—	—	—	—	45,836,356	13,804
Large-Cap Growth Fund	22,537,683	—	—	—	—	22,537,683	19,008
Mid-Cap Value Fund	40,882,679	—	—	—	—	40,882,679	7,723
Mid-Cap Growth Fund	24,458,815	—	—	—	—	24,458,815	4,211
Small-Cap Value Fund	18,848,261	—	—	—	—	18,848,261	3,355
Small-Cap Core Fund	17,540,073	—	—	—	—	17,540,073	1,129
Small-Cap Growth Fund	48,247,278	—	—	—	—	48,247,278	6,356
Short-Term Income Fund	5,587,744	—	—	—	—	5,587,744	3,506
Strategic Income Fund	9,945,113	—	—	—	—	9,945,113	3,797
TCH Corporate Income Fund	27,673,376	—	—	—	—	27,673,376	10,061
TCH Core Plus Bond Fund	9,944,592	—	—	—	—	9,944,592	34,615
High Yield Bond Fund	1,332,480	—	—	—	—	1,332,480	758